UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Seasons Series Trust Multi-Managed Growth Portfolio

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 73.4%
Advertising Services — 0.1%
Millennial Media, Inc.†	3,700	$18,463
Sizmek, Inc.†	5,325	50,747
		69,210
Aerospace/Defense — 0.1%
Boeing Co.	732	93,132
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	5,700	157,092
B/E Aerospace, Inc.†	970	89,715
United Technologies Corp.	1,142	131,844
		378,651
Agricultural Chemicals — 0.4%
Monsanto Co.	2,303	287,276
Airlines — 0.5%
Alaska Air Group, Inc.	1,225	116,436
United Continental Holdings, Inc.†	6,930	284,615
		401,051
Apparel Manufacturers — 0.4%
Carter’s, Inc.	2,220	153,025
Michael Kors Holdings, Ltd.†	579	51,328
Ralph Lauren Corp.	356	57,206
		261,559
Applications Software — 0.9%
Actuate Corp.†	1,936	9,235
Five9, Inc.†	800	5,760
Microsoft Corp.	13,811	575,918
MobileIron, Inc.†	1,200	11,424
Paycom Software, Inc.†	1,100	16,049
Salesforce.com, Inc.†	1,301	75,562
		693,948
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,034	312,837
Audio/Video Products — 0.2%
TiVo, Inc.†	11,500	148,465
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	4,823	83,149
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,571	98,706
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	913	59,518
Dana Holding Corp.	7,425	181,319
Tower International, Inc.†	1,725	63,549
		304,386
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,018	53,177
Banks-Commercial — 1.7%
1st Source Corp.	600	18,372
BancFirst Corp.	1,225	75,827
BancorpSouth, Inc.	2,650	65,110
Banner Corp.	600	23,778
BBCN Bancorp, Inc.	925	14,754
Capital Bank Financial Corp., Class A†	2,750	64,927
Cathay General Bancorp	1,025	26,199
Central Pacific Financial Corp.	3,300	65,505
Chemical Financial Corp.	400	11,232
Citizens & Northern Corp.	175	3,411
City Holding Co.	650	29,328
CoBiz Financial, Inc.	825	8,885
CVB Financial Corp.	4,475	71,734
East West Bancorp, Inc.	149	5,214
First Commonwealth Financial Corp.	7,275	67,075
First Financial Bancorp	625	10,756
First Interstate Bancsystem, Inc.	575	15,629
FNB Corp.	1,650	21,153
Guaranty Bancorp	425	5,908
Independent Bank Corp.	300	3,861
MainSource Financial Group, Inc.	625	10,781
National Penn Bancshares, Inc.	825	8,729
OFG Bancorp	2,850	52,468
OmniAmerican Bancorp, Inc.	375	9,375
PacWest Bancorp	3,673	158,563
Regions Financial Corp.	4,724	50,169
Sierra Bancorp	250	3,950
Simmons First National Corp., Class A	750	29,543
Southwest Bancorp, Inc.	1,750	29,855
Suffolk Bancorp†	1,450	32,349
Susquehanna Bancshares, Inc.	1,575	16,632
SVB Financial Group†	250	29,155
TCF Financial Corp.	2,675	43,790
UMB Financial Corp.	375	23,771
Union Bankshares Corp.	4,291	110,064
Webster Financial Corp.	225	7,097
West Bancorporation, Inc.	1,200	18,276
Westamerica Bancorporation	325	16,991
Wilshire Bancorp, Inc.	2,650	27,216
		1,287,432
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,058	169,991
Comerica, Inc.	1,892	94,903
Fifth Third Bancorp	972	20,752
PNC Financial Services Group, Inc.	748	66,609
SunTrust Banks, Inc.	1,710	68,503
US Bancorp	4,051	175,489
Wells Fargo & Co.	2,616	137,497
		733,744
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	2,913	123,395
Monster Beverage Corp.†	2,709	192,420
PepsiCo, Inc.	6,649	594,022
		909,837
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,920	180,806
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	3,225	50,020
Nortek, Inc.†	300	26,928
Trex Co., Inc.†	250	7,205
		84,153
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	175	1,895
Building-Residential/Commercial — 0.0%
Century Communities, Inc.†	400	8,860
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	10,545	566,055

1

Time Warner Cable, Inc.	1,169	172,194
		738,249
Casino Hotels — 0.3%
MGM Resorts International†	9,066	239,342
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	9,102	306,009
Chemicals-Diversified — 1.2%
Dow Chemical Co.	643	33,089
E.I. du Pont de Nemours & Co.	264	17,276
LyondellBasell Industries NV, Class A	4,124	402,709
PPG Industries, Inc.	1,169	245,665
Rockwood Holdings, Inc.	2,417	183,668
		882,407
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	3,075	201,658
OM Group, Inc.	1,250	40,538
		242,196
Coal — 0.1%
Cloud Peak Energy, Inc.†	2,050	37,761
Westmoreland Coal Co.†	125	4,535
		42,296
Commercial Services — 0.0%
Collectors Universe, Inc.	100	1,959
Providence Service Corp.†	300	10,977
ServiceMaster Global Holdings Inc†	800	14,584
		27,520
Commercial Services-Finance — 0.7%
EVERTEC, Inc.	375	9,090
Heartland Payment Systems, Inc.	750	30,908
MasterCard, Inc., Class A	5,337	392,109
MoneyGram International, Inc.†	1,375	20,254
Vantiv, Inc., Class A†	2,855	95,985
Xoom Corp.†	175	4,613
		552,959
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,416	183,181
Aspen Technology, Inc.†	2,675	124,120
		307,301
Computer Data Security — 0.1%
Qualys, Inc.†	1,400	35,938
Varonis Systems, Inc.†	750	21,757
		57,695
Computer Services — 0.8%
Engility Holdings, Inc.†	1,550	59,303
IHS, Inc., Class A†	1,229	166,738
Insight Enterprises, Inc.†	400	12,296
International Business Machines Corp.	396	71,783
Manhattan Associates, Inc.†	6,025	207,441
Unisys Corp.†	1,775	43,914
		561,475
Computer Software — 0.1%
Avid Technology, Inc.†	5,450	40,330
Computers — 2.9%
Apple, Inc.	23,292	2,164,526
Hewlett-Packard Co.	1,214	40,887
		2,205,413
Computers-Integrated Systems — 0.2%
NCR Corp.†	3,597	126,218
VeriFone Systems, Inc.†	625	22,969
		149,187
Computers-Memory Devices — 0.2%
EMC Corp.	4,068	107,151
NetApp, Inc.	872	31,846
		138,997
Consulting Services — 0.1%
FTI Consulting, Inc.†	1,150	43,493
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	800	21,096
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	6,121	304,581
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	7,645	89,447
Rock-Tenn Co., Class A	682	72,012
		161,459
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	9,090	619,756
Estee Lauder Cos., Inc., Class A	1,381	102,553
Inter Parfums, Inc.	150	4,432
Procter & Gamble Co.	601	47,233
		773,974
Data Processing/Management — 0.1%
CSG Systems International, Inc.	175	4,569
Fair Isaac Corp.	975	62,166
Pegasystems, Inc.	1,325	27,984
		94,719
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	2,875	43,700
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,575	25,704
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	1,775	60,315
ScanSource, Inc.†	1,250	47,600
United Stationers, Inc.	3,775	156,549
WESCO International, Inc.†	409	35,329
		299,793
Diversified Banking Institutions — 0.9%
Bank of America Corp.	1,761	27,067
Citigroup, Inc.	2,895	136,354
Goldman Sachs Group, Inc.	994	166,435
JPMorgan Chase & Co.	4,008	230,941
Morgan Stanley	2,779	89,845
		650,642
Diversified Manufacturing Operations — 1.3%
Blount International, Inc.†	600	8,466

2

Colfax Corp.†	3,089	230,254
Danaher Corp.	3,068	241,544
Dover Corp.	2,240	203,728
Eaton Corp. PLC	1,190	91,844
General Electric Co.	4,074	107,065
Leggett & Platt, Inc.	1,025	35,137
Park-Ohio Holdings Corp.	275	15,980
Standex International Corp.	925	68,894
		1,002,912
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,700	32,589
Revance Therapeutics, Inc.†	550	18,700
		51,289
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	1,317	427,735
Chegg, Inc.†	400	2,816
eBay, Inc.†	4,959	248,248
		678,799
E-Commerce/Services — 0.5%
Coupons.com, Inc.†	350	9,208
GrubHub, Inc.†	175	6,197
Priceline Group, Inc.†	294	353,682
		369,087
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	400	5,136
Educational Software — 0.0%
2U, Inc.†	1,725	28,997
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,758	116,661
Electric-Integrated — 0.5%
El Paso Electric Co.	1,225	49,257
NextEra Energy, Inc.	310	31,769
NorthWestern Corp.	2,500	130,475
PG&E Corp.	624	29,964
PNM Resources, Inc.	975	28,597
Portland General Electric Co.	2,500	86,675
UNS Energy Corp.	600	36,246
		392,983
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	4,296	179,229
Electronic Components-Misc. — 1.1%
Benchmark Electronics, Inc.†	4,600	117,208
InvenSense, Inc.†	1,900	43,111
Stoneridge, Inc.†	10,250	109,880
TE Connectivity, Ltd.	8,116	501,894
Vishay Intertechnology, Inc.	1,225	18,975
		791,068
Electronic Components-Semiconductors — 0.7%
DSP Group, Inc.†	1,100	9,339
First Solar, Inc.†	850	60,401
Freescale Semiconductor, Ltd.†	3,173	74,565
Intel Corp.	2,413	74,562
PLX Technology, Inc.†	6,250	40,438
PMC-Sierra, Inc.†	3,975	30,250
Texas Instruments, Inc.	1,779	85,018
Xilinx, Inc.	3,564	168,613
		543,186
Electronic Connectors — 0.5%
Amphenol Corp., Class A	3,564	343,356
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	14,623	255,756
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	5,674	183,781
Electronic Security Devices — 0.5%
Taser International, Inc.†	9,650	128,345
Tyco International, Ltd.	4,860	221,616
		349,961
Energy-Alternate Sources — 0.2%
Green Plains, Inc.	725	23,831
Renewable Energy Group, Inc.†	775	8,889
REX American Resources Corp.†	1,425	104,467
		137,187
Engineering/R&D Services — 0.4%
Argan, Inc.	1,184	44,151
EMCOR Group, Inc.	2,675	119,118
Fluor Corp.	788	60,597
VSE Corp.	1,200	84,384
		308,250
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,925	80,305
Enterprise Software/Service — 0.6%
Informatica Corp.†	3,134	111,727
ManTech International Corp., Class A	3,300	97,416
MedAssets, Inc.†	2,975	67,949
Oracle Corp.	3,045	123,414
Rally Software Development Corp.†	2,850	31,037
Veeva Systems, Inc., Class A†	525	13,361
		444,904
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,100	46,704
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	2,400	114,552
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	12,310
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	1,125	46,609
Ocwen Financial Corp.†	2,300	85,330
Portfolio Recovery Associates, Inc.†	950	56,553
World Acceptance Corp.†	1,025	77,859
		266,351
Finance-Credit Card — 0.8%
American Express Co.	2,183	207,101
Visa, Inc., Class A	1,789	376,960
		584,061

3

Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	5,738	121,990
FBR & Co.†	725	19,669
Greenhill & Co., Inc.	300	14,775
Investment Technology Group, Inc.†	5,875	99,170
LPL Financial Holdings, Inc.	2,834	140,963
Moelis & Co.†	250	8,403
TD Ameritrade Holding Corp.	1,969	61,728
		466,698
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	1,250	22,738
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	600	16,398
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	761	143,753
Outerwall, Inc.†	850	50,447
		194,200
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc.†	2,600	27,300
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	300	9,180
Food-Confectionery — 0.4%
Hershey Co.	2,676	260,562
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	925	30,238
Chiquita Brands International, Inc.†	4,350	47,198
Mondelez International, Inc., Class A	2,922	109,896
Pinnacle Foods, Inc.	1,425	46,883
Senomyx, Inc.†	400	3,460
		237,675
Food-Retail — 0.7%
Kroger Co.	5,305	262,226
Whole Foods Market, Inc.	6,310	243,755
		505,981
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	4,375	187,862
Gas-Distribution — 0.2%
AGL Resources, Inc.	550	30,266
Laclede Group, Inc.	725	35,199
Piedmont Natural Gas Co., Inc.	725	27,122
Southwest Gas Corp.	600	31,674
		124,261
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	641	39,088
La Quinta Holdings, Inc.†	875	16,747
Marriott International, Inc., Class A	2,347	150,443
Starwood Hotels & Resorts Worldwide, Inc.	1,140	92,135
		298,413
Housewares — 0.0%
Lifetime Brands, Inc.	1,325	20,829
NACCO Industries, Inc., Class A	200	10,120
		30,949
Human Resources — 0.3%
Barrett Business Services, Inc.	1,750	82,250
Cross Country Healthcare, Inc.†	12,700	82,804
Monster Worldwide, Inc.†	9,014	58,952
Paylocity Holding Corp.†	475	10,274
TriNet Group, Inc.†	300	7,221
		241,501
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	425	5,946
Imprivata Inc†	600	9,828
		15,774
Independent Power Producers — 0.0%
Dynegy, Inc.†	200	6,960
Industrial Audio & Video Products — 0.0%
GoPro, Inc.†	400	16,220
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	600	16,920
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,188	281,421
Instruments-Controls — 0.7%
Honeywell International, Inc.	1,129	104,940
Sensata Technologies Holding NV†	8,220	384,532
Watts Water Technologies, Inc., Class A	75	4,630
		494,102
Insurance Brokers — 0.3%
Aon PLC	2,571	231,621
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	2,925	71,955
CNO Financial Group, Inc.	4,625	82,325
Lincoln National Corp.	2,191	112,705
Primerica, Inc.	625	29,906
Prudential Financial, Inc.	1,189	105,548
		402,439
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	3,928	140,662
Insurance-Property/Casualty — 0.2%
Chubb Corp.	375	34,564
Federated National Holding Co.	100	2,550
Global Indemnity PLC†	250	6,498
Navigators Group, Inc.†	550	36,877
ProAssurance Corp.	925	41,070
Stewart Information Services Corp.	125	3,876
		125,435
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	275	12,491
Platinum Underwriters Holdings, Ltd.	1,150	74,577
		87,068
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	2,550	20,120
Intralinks Holdings, Inc.†	4,525	40,227

4

Zendesk Inc†	300	5,214
		65,561
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	3,612	243,051
Pandora Media, Inc.†	3,123	92,129
Twitter, Inc.†	1,766	72,353
		407,533
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	225	10,868
Internet Infrastructure Software — 0.0%
TeleCommunication Systems, Inc., Class A†	4,475	14,723
TIBCO Software, Inc.†	800	16,136
		30,859
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	1,589	24,026
RingCentral, Inc.†	2,425	36,690
		60,716
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	298	61,209
Artisan Partners Asset Management, Inc., Class A	200	11,336
Federated Investors, Inc., Class B	375	11,595
T. Rowe Price Group, Inc.	1,207	101,883
		186,023
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,150	76,095
Newport Corp.†	1,775	32,838
		108,933
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	750	103,687
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	500	26,035
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	468	50,858
Hyster-Yale Materials Handling, Inc.	250	22,135
Terex Corp.	2,080	85,488
		158,481
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	925	46,925
Kadant, Inc.	1,475	56,714
Roper Industries, Inc.	1,684	245,881
		349,520
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,220	152,659
Medical Instruments — 0.3%
CONMED Corp.	2,300	101,545
NuVasive, Inc.†	1,300	46,241
SurModics, Inc.†	5,200	111,384
		259,170
Medical Laser Systems — 0.1%
PhotoMedex, Inc.†	7,450	91,262
Medical Products — 0.5%
Covidien PLC	953	85,942
K2M Group Holdings, Inc.†	500	7,440
TriVascular Technologies, Inc.†	700	10,899
Wright Medical Group, Inc.†	1,250	39,250
Zimmer Holdings, Inc.	2,433	252,691
		396,222
Medical-Biomedical/Gene — 3.5%
Alnylam Pharmaceuticals, Inc.†	1,825	115,285
Applied Genetic Technologies Corp.†	250	5,775
Ardelyx, Inc.†	700	11,179
Biogen Idec, Inc.†	1,036	326,661
Celgene Corp.†	5,014	430,602
Dicerna Pharmaceuticals, Inc.†	550	12,414
Eleven Biotherapeutics, Inc.†	700	9,226
Foundation Medicine, Inc.†	250	6,740
Gilead Sciences, Inc.†	7,804	647,030
Isis Pharmaceuticals, Inc.†	2,804	96,598
Karyopharm Therapeutics, Inc.†	175	8,146
MacroGenics, Inc.†	1,275	27,706
Medivation, Inc.†	4,678	360,580
Merrimack Pharmaceuticals, Inc.†	2,900	21,141
NPS Pharmaceuticals, Inc.†	9,541	315,330
Puma Biotechnology, Inc.†	900	59,400
Synageva BioPharma Corp.†	625	65,500
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	300	13,467
Versartis, Inc.†	1,025	28,741
Vertex Pharmaceuticals, Inc.†	696	65,897
		2,627,418
Medical-Drugs — 2.5%
ACADIA Pharmaceuticals, Inc.†	3,050	68,899
Achaogen, Inc.†	175	2,443
Adamas Pharmaceuticals, Inc.†	100	1,828
Auspex Pharmaceuticals, Inc.†	75	1,670
Bristol-Myers Squibb Co.	2,854	138,448
ChemoCentryx, Inc.†	2,050	11,993
Chimerix, Inc.†	1,225	26,877
Eli Lilly & Co.	1,542	95,866
Endo International PLC†	3,700	259,074
Jazz Pharmaceuticals PLC†	1,881	276,526
Johnson & Johnson	2,297	240,312
Mallinckrodt PLC†	3,338	267,107
Merck & Co., Inc.	1,781	103,031
Pacira Pharmaceuticals, Inc.†	975	89,563
Pain Therapeutics, Inc.†	200	1,150
Pfizer, Inc.	4,952	146,975
PharMerica Corp.†	2,175	62,183
Prestige Brands Holdings, Inc.†	1,650	55,919
ZS Pharma Inc†	200	5,750
		1,855,614
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,700	17,017
Medical-HMO — 0.6%
Aetna, Inc.	3,090	250,537
Centene Corp.†	1,150	86,952

5

Magellan Health, Inc.†	150	9,336
UnitedHealth Group, Inc.	1,160	94,830
		441,655
Medical-Hospitals — 0.3%
Adeptus Health, Inc.†	600	15,222
HCA Holdings, Inc.†	3,989	224,900
		240,122
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,750	29,295
LHC Group, Inc.†	975	20,836
		50,131
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	824	153,437
Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	200	4,588
Mueller Industries, Inc.	300	8,823
Precision Castparts Corp.	1,436	362,446
Worthington Industries, Inc.	2,750	118,360
		494,217
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,804	65,846
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	700	4,641
Multimedia — 1.4%
Markit Ltd†	1,400	37,772
Twenty-First Century Fox, Inc., Class A	15,642	549,816
Walt Disney Co.	5,751	493,091
		1,080,679
Networking Products — 0.2%
Arista Networks, Inc.†	200	12,478
Cisco Systems, Inc.	5,676	141,049
		153,527
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	525	7,943
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	1,475	9,455
Oil & Gas Drilling — 0.3%
Helmerich & Payne, Inc.	1,772	205,747
Parsley Energy, Inc., Class A†	200	4,814
		210,561
Oil Companies-Exploration & Production — 2.2%
Abraxas Petroleum Corp.†	25,000	156,500
Anadarko Petroleum Corp.	3,443	376,905
Cabot Oil & Gas Corp.	130	4,438
Clayton Williams Energy, Inc.†	700	96,159
Comstock Resources, Inc.	975	28,119
Contango Oil & Gas Co.†	225	9,520
Energy XXI Bermuda, Ltd.	1,098	25,946
EOG Resources, Inc.	3,018	352,683
EQT Corp.	373	39,874
Equal Energy, Ltd.	1,775	9,620
Isramco, Inc.†	25	3,178
Memorial Resource Development Corp.†	400	9,744
Noble Energy, Inc.	3,485	269,948
Occidental Petroleum Corp.	528	54,189
Pioneer Natural Resources Co.	455	104,564
Range Resources Corp.	311	27,041
Stone Energy Corp.†	925	43,281
VAALCO Energy, Inc.†	1,100	7,953
		1,619,662
Oil Companies-Integrated — 0.8%
Chevron Corp.	804	104,962
Exxon Mobil Corp.	1,455	146,490
Hess Corp.	1,206	119,261
Phillips 66	2,455	197,456
		568,169
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,283	105,655
Oil Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	200	15,626
Alon USA Energy, Inc.	1,325	16,483
Delek US Holdings, Inc.	375	10,587
Marathon Petroleum Corp.	446	34,819
Valero Energy Corp.	3,341	167,384
Western Refining, Inc.	800	30,040
		274,939
Oil-Field Services — 1.1%
Basic Energy Services, Inc.†	1,400	40,908
Core Laboratories NV	1,180	197,131
Exterran Holdings, Inc.	3,125	140,594
Halliburton Co.	1,451	103,036
Helix Energy Solutions Group, Inc.†	1,750	46,043
NOW, Inc.†	234	8,473
Pioneer Energy Services Corp.†	2,500	43,850
Schlumberger, Ltd.	1,250	147,437
SEACOR Holdings, Inc.†	1,250	102,812
		830,284
Paper & Related Products — 0.1%
Domtar Corp.	500	21,425
Resolute Forest Products, Inc.†	2,250	37,755
Xerium Technologies, Inc.†	2,400	33,504
		92,684
Pharmacy Services — 1.0%
Express Scripts Holding Co.†	7,249	502,573
Omnicare, Inc.	3,404	226,604
		729,177
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	625	22,419
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,325	36,252
Sanderson Farms, Inc.	525	51,030
		87,282
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	475	9,144

6

SunPower Corp.†	1,825	74,788
		83,932
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	7,575	44,389
Deluxe Corp.	1,250	73,225
Quad/Graphics, Inc.	775	17,337
R.R. Donnelley & Sons Co.	759	12,873
		147,824
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	5,400	24,030
Radio — 0.0%
Entercom Communications Corp., Class A†	2,250	24,143
Radio One, Inc., Class D†	1,900	9,367
		33,510
Real Estate Investment Trusts — 2.6%
American Assets Trust, Inc.	1,150	39,732
American Tower Corp.	6,568	590,989
Anworth Mtg. Asset Corp.	4,425	22,833
Ashford Hospitality Prime, Inc.	100	1,716
Ashford Hospitality Trust, Inc.	500	5,770
Associated Estates Realty Corp.	225	4,055
BioMed Realty Trust, Inc.	600	13,098
Capstead Mtg. Corp.	5,850	76,927
CBL & Associates Properties, Inc.	1,275	24,225
CoreSite Realty Corp.	3,700	122,359
Cousins Properties, Inc.	325	4,046
CYS Investments, Inc.	17,325	156,271
DCT Industrial Trust, Inc.	2,400	19,704
DiamondRock Hospitality Co.	1,275	16,346
EastGroup Properties, Inc.	675	43,355
EPR Properties	750	41,902
Equity Lifestyle Properties, Inc.	425	18,768
FelCor Lodging Trust, Inc.	650	6,832
First Industrial Realty Trust, Inc.	475	8,949
Franklin Street Properties Corp.	1,100	13,838
Gladstone Commercial Corp.	300	5,361
Home Properties, Inc.	650	41,574
Hospitality Properties Trust	1,225	37,240
Host Hotels & Resorts, Inc.	2,181	48,004
Lexington Realty Trust	5,018	55,248
LTC Properties, Inc.	1,925	75,152
National Retail Properties, Inc.	450	16,736
Pennsylvania Real Estate Investment Trust	1,225	23,054
Post Properties, Inc.	625	33,412
Potlatch Corp.	2,300	95,220
PS Business Parks, Inc.	175	14,611
RAIT Financial Trust	650	5,376
Ramco-Gershenson Properties Trust	2,300	38,226
Saul Centers, Inc.	550	26,730
Simon Property Group, Inc.	753	125,209
Strategic Hotels & Resorts, Inc.†	5,825	68,211
Taubman Centers, Inc.	375	28,429
		1,969,508
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	989	125,000
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	1,550	64,247
St. Joe Co.†	200	5,086
		69,333
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	225	6,453
Research & Development — 0.0%
PAREXEL International Corp.†	325	17,173
Respiratory Products — 0.0%
Inogen, Inc.†	400	9,024
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,000	41,140
Brown Shoe Co., Inc.	850	24,319
Children’s Place Retail Stores, Inc.	2,500	124,075
Express, Inc.†	1,675	28,525
Guess?, Inc.	700	18,900
PVH Corp.	648	75,557
		312,516
Retail-Appliances — 0.3%
Conn’s, Inc.†	525	25,930
hhgregg, Inc.†	15,875	161,448
		187,378
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	400	6,820
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	541	290,106
Retail-Bookstores — 0.2%
Barnes & Noble, Inc.†	5,850	133,321
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	8,593	412,378
Retail-Catalog Shopping — 0.4%
MSC Industrial Direct Co., Inc., Class A	2,776	265,497
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	450	6,467
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	824	61,858
Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,608	121,195
Rite Aid Corp.†	25,550	183,193
		304,388
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,382	204,273
Retail-Hypermarkets — 0.1%
Roundy’s, Inc.	8,350	46,009
Retail-Jewelry — 0.2%
Tiffany & Co.	1,789	179,347
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,399	172,200

7

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	4,708	250,230
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,329	121,484
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	2,351	140,590
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	1,200	12,372
Dillard’s, Inc., Class A	1,225	142,847
Kohl’s Corp.	1,188	62,584
Macy’s, Inc.	1,276	74,034
		291,837
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	150	63,445
Dunkin’ Brands Group, Inc.	2,514	115,166
Jack in the Box, Inc.	150	8,976
Red Robin Gourmet Burgers, Inc.†	775	55,180
Sonic Corp.†	4,600	101,568
Starbucks Corp.	5,120	396,186
		740,521
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,600	74,496
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,350	27,122
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	300	4,035
BankFinancial Corp.	225	2,511
Beneficial Mutual Bancorp, Inc.†	800	10,848
Capitol Federal Financial, Inc.	225	2,736
Flushing Financial Corp.	1,450	29,797
OceanFirst Financial Corp.	850	14,076
		64,003
Schools — 0.2%
Strayer Education, Inc.†	2,950	154,904
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	125	3,581
Semiconductor Components-Integrated Circuits — 1.2%
Aeroflex Holding Corp.†	2,250	23,625
Atmel Corp.†	26,026	243,864
Integrated Device Technology, Inc.†	3,875	59,908
Micrel, Inc.	875	9,870
QUALCOMM, Inc.	5,967	472,586
TriQuint Semiconductor, Inc.†	6,200	98,022
		907,875
Semiconductor Equipment — 0.4%
Brooks Automation, Inc.	4,500	48,465
KLA-Tencor Corp.	1,963	142,592
Photronics, Inc.†	3,725	32,035
Ultra Clean Holdings, Inc.†	7,569	68,500
		291,592
Software Tools — 0.0%
VMware, Inc., Class A†	341	33,012
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	617	45,479
United States Steel Corp.	1,532	39,893
		85,372
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	3,225	24,059
Telecom Services — 0.6%
Amdocs, Ltd.	6,435	298,134
FairPoint Communications, Inc.†	2,050	28,638
Inteliquent, Inc.	5,525	76,632
NeuStar, Inc., Class A†	1,000	26,020
		429,424
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	8,283	191,586
Comtech Telecommunications Corp.	1,475	55,062
		246,648
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,396	68,306
Television — 0.4%
CBS Corp., Class B	4,307	267,637
ION Media Networks, Inc.†(1)(2)(3)	2	872
		268,509
Textile-Apparel — 0.0%
Unifi, Inc.†	975	26,842
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	75	3,437
Cara Therapeutics, Inc.†	825	14,041
Cerulean Pharma, Inc.†	1,000	5,800
Egalet Corp.†	450	5,904
Flexion Therapeutics, Inc.†	700	9,436
Kite Pharma Inc†	300	8,676
Pharmacyclics, Inc.†	2,251	201,937
Questcor Pharmaceuticals, Inc.	1,475	136,423
Xencor, Inc.†	3,050	35,441
Zafgen Inc†	300	5,934
		427,029
Tobacco — 0.4%
Altria Group, Inc.	5,466	229,244
Philip Morris International, Inc.	471	39,710
Universal Corp.	600	33,210
		302,164
Toys — 0.3%
Mattel, Inc.	5,851	228,013
Transactional Software — 0.3%
ACI Worldwide, Inc.†	850	47,455
Solera Holdings, Inc.	3,079	206,755
		254,210
Transport-Rail — 0.9%
Kansas City Southern	1,593	171,263
Union Pacific Corp.	5,150	513,713
		684,976
Transport-Services — 0.5%
FedEx Corp.	2,195	332,279

8

Matson, Inc.	1,500	40,260
		372,539
Transport-Truck — 0.3%
ArcBest Corp.	3,100	134,881
Celadon Group, Inc.	375	7,995
Con-way, Inc.	600	30,246
Heartland Express, Inc.	675	14,405
Swift Transportation Co.†	1,500	37,845
USA Truck, Inc.†	690	12,827
		238,199
Travel Services — 0.0%
Interval Leisure Group, Inc.	900	19,746
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp.†	700	15,365
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	175	11,294
USANA Health Sciences, Inc.†	650	50,791
		62,085
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	375	5,348
Web Portals/ISP — 2.1%
Blucora, Inc.†	1,425	26,890
Google, Inc., Class A†	1,207	705,697
Google, Inc., Class C†	1,248	717,949
Yahoo!, Inc.†	3,853	135,356
		1,585,892
Wireless Equipment — 0.8%
Aerohive Networks, Inc.†	1,225	10,070
InterDigital, Inc.	4,325	206,735
Motorola Solutions, Inc.	3,646	242,714
RF Micro Devices, Inc.†	2,575	24,694
Ubiquiti Networks, Inc.†	2,600	117,494
		601,707
Total Common Stocks (cost $42,888,675)		55,298,064

PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	4,966
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	3,273
Telecom Services — 0.0%
Qwest Corp. 6.13%	425	9,894
Total Preferred Securities (cost $20,881)		18,133

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$9,000	8,583
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS 4.90% due 09/30/2019(4)	8,000	7,956
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(4)	6,000	6,365
Wells Fargo Capital X 5.95% due 12/01/2086	3,000	3,060
		17,381
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 07/15/2014(4)	27,000	21,735
Bank of America Corp. FRS Series V 5.13% due 06/17/2019(4)	28,000	27,895
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(4)	12,000	12,397
JP Morgan Chase Capital XXIII FRS 1.22% due 05/15/2077	3,000	2,393
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	14,000	13,948
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	17,000	17,377
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	10,000	11,175
		106,920
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 07/31/2014†(2)	6,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	7,000	6,889
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	6,000	6,418
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,825
MetLife, Inc. 6.40% due 12/15/2066	9,000	10,057
Voya Financial, Inc. FRS 5.65% due 05/15/2053	5,000	5,088
		26,970

9

Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	51,800
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	15,000	16,200
Total Preferred Securities/Capital Securities (cost $221,258)		241,162

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	$4,457	4,475
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,018
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	21,718	21,928
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	18,430	18,483
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(5)	15,000	16,075
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(5)	31,634	35,226
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	99,142
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.52% due 02/25/2036(6)	59,517	52,784
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	54,305
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	25,000	27,826
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,167	4,215
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,054
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	28,000	29,115
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	30,000	31,301
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	30,000	31,733
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	35,000	37,420
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(5)	30,046	32,707
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(5)	10,000	11,196
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(6)	41,102	37,972
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	40,000	43,518
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/2044(5)	96,162	99,988
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(5)	20,000	21,110
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	38,846	43,213
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	31,400	32,251
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(5)	35,000	38,560
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	15,000	14,813
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	40,000	42,137
Commercial Mtg. Pass Through Certs. COMM 2014-CR17 A5 3.98% due 05/10/2047(5)	30,000	31,631
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(5)	40,000	42,533
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(5)	20,000	21,202

10

Commercial Mtg. Pass Through Certs. VRS Series 2014-CR15, Class A4 4.07% due 02/10/2047(5)	35,000	37,226
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(5)	30,000	32,569
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(5)	47,285	50,682
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(5)	25,000	26,421
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(6)	32,089	28,138
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	24,237	24,648
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	13	13
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	22,793	21,400
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,318	1,214
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	10,000	10,261
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	13,841	14,911
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	64,523	60,904
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	5,000	4,996
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	100,094	104,102
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	32,735
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	10,044
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	72,913
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	15,000	14,991
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(5)	30,000	31,302
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	35,000	36,995
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(5)	10,000	10,796
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	114,300
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	31,696
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(6)	29,375	27,653
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/2047(6)	12,136	10,645
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.77% due 04/25/2035(6)	18,589	18,209
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(6)	27,976	25,115
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	25,250	27,115
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(5)	25,000	27,575
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 Series C19, Class A4 4.00% due 04/15/2047(5)	10,000	10,562
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(5)	10,000	10,753
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	28,309	30,333
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(5)	29,092	31,409

11

LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.32% due 04/15/2041(5)	35,000	39,819
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.57% due 12/25/2034(6)	18,182	18,429
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(5)	25,000	26,682
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	24,596	26,536
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	25,000	27,773
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	38,789	41,789
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	54,750
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	50,000	55,134
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	25,000	27,842
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	21,866	19,922
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(6)	78,186	71,635
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	45,000	45,021
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	10,673	10,336
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	12,407	7,509
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,227
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	16,856	16,994
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	35,814	25,195
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(6)	46,602	40,497
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	20,000	19,641
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	40,000	40,005
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,042
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	20,668
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,173
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(6)	41,503	42,421
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	2,565	2,573
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	58,177	59,002
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	25,484	23,968
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,874
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	40,000	42,523
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	16,006
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	25,000	28,107
Total Asset Backed Securities (cost $2,838,908)		2,935,650

U.S. CORPORATE BONDS & NOTES — 7.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	5,000	5,016
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	8,000	8,255
		13,271

12

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,865
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,791
Aerospace/Defense-Equipment — 0.0%
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	2,000	2,055
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022*	5,000	5,012
		7,067
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	31,960
Monsanto Co. Senior Notes 2.13% due 07/15/2019	25,000	25,062
Monsanto Co. Senior Notes 4.20% due 07/15/2034	3,000	3,028
Monsanto Co. Senior Notes 4.70% due 07/15/2064	5,000	5,019
		65,069
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	38,000	41,738
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,097
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,238	1,294
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	7,883	8,080
United Airlines, Inc., Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,400
		25,871
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,000	2,155
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,187
		7,342
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	4,000	4,020
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	30,000	31,275
		35,295
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	20,000	19,450
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,000	2,105
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	16,331
		18,436
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	43,350
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	14,000	17,673
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	17,000	18,143
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	8,000	8,252
		87,418
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	40,000	44,267
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	5,000	4,995
PNC Financial Services Group, Inc. Sub. Notes 3.90% due 04/29/2024	25,000	25,475
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	25,000	27,651
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	36,693

13

Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	75,000	75,256
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,951
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	31,000	31,391
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	15,582
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	25,000	27,501
		298,762
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	16,000	16,072
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	22,953
		39,025
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,775
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	10,000	10,650
		21,425
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	10,000
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,203
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*	4,000	4,030
		7,233
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,475
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,506
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	14,888
		40,869
Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,408
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,288
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	18,985
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,424
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	25,034
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	11,000	11,664
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	11,163
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,840
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,643
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	17,497
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	2,000	2,489
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	17,750
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	7,000	9,417
		176,602
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,387
Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	21,350

14

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,600
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,213
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,062
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	7,000	7,481
		58,231
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	3,000	3,113
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,525
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,625
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,495
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	30,000	30,225
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		51,615
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	4,000	4,190
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	20,000	20,172
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,634
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	32,731
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	26,000	29,927
		108,464
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	7,000	7,385
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,435
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	26,687
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,958
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	10,000	10,205
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	17,003
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	28,243
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	9,000	9,387
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	50,000	57,297
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	16,732
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	24,000	26,869
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,594
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	12,449
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	35,000	44,737
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	20,000	20,359
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	8,000	8,984

15

Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	12,000	13,593
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	55,000	62,655
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,780
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	29,193
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	33,000	39,700
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	25,114
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	58,891
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	20,000	21,657
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	45,427
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	39,563
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	10,000	11,823
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	115,364
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	8,000	8,115
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,952
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	25,000	26,835
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	8,042
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	116,163
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,449
		940,175
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	10,000	11,135
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	40,731
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,646
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	43,000	52,168
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	18,000	23,745
		156,425
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	19,000	22,139
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,225
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	13,935
		38,299
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,960
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,337
AES Corp. Senior Notes 8.00% due 10/15/2017	4,000	4,660
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	12,025
		35,982
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	4,000	4,255
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,507
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	29,880
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	47,048
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,407

16

Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,763
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	9,455
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	8,000	8,082
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	7,000	7,092
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,124
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	8,000	8,617
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	10,338
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,867
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	10,000	10,015
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	10,000	13,059
		231,509
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	9,000	9,003
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,144
Oracle Corp. Sr. Notes 4.30% due 07/08/2034	15,000	14,994
		20,138
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	37,712
Finance-Auto Loans — 0.1%
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	5,000	5,023
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	6,033
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	6,000	7,672
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	42,550
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,719
		66,997
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	9,963
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	29,562
		39,525
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,901
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,382
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	1
		13,285
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	26,172
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	4,000	4,320
		30,492
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	15,000	15,059
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024	6,000	5,964
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	2,000	2,130

17

Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,725
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	7,000	8,964
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	5,000	5,137
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	3,000	3,090
		8,227
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	9,850
Service Corp. International Senior Notes 7.00% due 06/15/2017	10,000	11,175
		21,025
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	29,239
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	5,000	4,506
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,625
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,110
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	15,000	16,275
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	11,921	12,934
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,340
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,293
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,455
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,462
		51,869
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,331
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,426
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	2,010
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	6,000	6,032
		11,468
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	16,000	19,088
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*	5,000	5,026
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	15,000	16,093
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	25,000	38,909
		79,116
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	5,000	5,685
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	31,852
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,135
		48,672
Machinery-Farming — 0.0%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	8,000	8,110
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	18,000	18,038
		26,148

18

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,100
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,381
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,000	2,095
		12,476
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	13,122
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	15,000	15,392
		28,514
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,169
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,140
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	9,000	8,989
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	13,000	14,196
		55,494
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	14,389
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	10,000	10,026
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,150
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	15,136
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	30,211
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	10,000	10,188
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	27,222
		102,933
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,100
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	5,000	5,125
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,088
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,185
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,875
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	5,000	5,356
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,000	2,133
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	10,137
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	30,000	32,550
		88,549
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.80% due 03/15/2024	10,000	10,223
Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	42,847
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	76,457
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,736
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	40,573
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	10,270
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	15,000	14,924

19

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	29,000	26,920
		219,727
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	8,000	8,062
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	13,000	13,447
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	7,000	7,557
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,250
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	31,000	39,533
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,175
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	2,000	2,130
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	5,000	5,112
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,255
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,350
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,000	2,183
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	10,000	10,000
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	3,000	3,139
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,000	2,135
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,240
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	4,000	4,475
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	9,000	10,226
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,550
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	5,000	5,125
		117,128
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 1.30% due 06/15/2017	10,000	10,017
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	10,465
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	4,134
		24,616
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,000	2,105
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	5,000	6,213
		8,318
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,910
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	18,000	21,456
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	10,000	10,245
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	15,005

20

PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,000	2,080
		51,696
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,505
Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	4,215
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	3,053
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	3,000	2,800
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,186
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	24,000	28,113
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	32,340
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	49,540
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	28,309
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	13,000	15,446
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	7,000	7,140
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	30,000	31,669
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	20,000	21,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	3,060
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	45,000	46,224
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,275
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	5,000	5,050
Williams Partners LP Senior Notes 3.90% due 01/15/2025	25,000	25,115
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	15,643
		327,028
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	10,000	10,000
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	20,000	20,700
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,706
		26,406
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	10,000	10,425
Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	26,403
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,876
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,452
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	39,180
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	26,342
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	45,986
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	37,281

21

Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,705
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,204
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	8,000	8,171
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,000	2,120
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	25,000	25,364
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,488
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,952
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	32,891
		307,415
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	5,000	5,068
Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,311
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	4,000	4,014
		9,325
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	10,000	9,985
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,104
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,210
		25,299
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	6,000	6,015
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	12,000	12,653
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	25,000	24,155
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,636
		47,444
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	18,000	19,867
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	30,000	31,361
Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	6,000	5,667
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	25,000	25,250
		30,917
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	3,956	4,214
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,574	5,120
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,482	9,691
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	29,548	35,716
		54,741
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	9,525
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	21,650
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,858

22

Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,500
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,140
		12,640
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,691
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	25,000	28,898
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,358
		47,947
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	5,024
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	3,000	2,853
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	3,986
		11,863
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,920
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	37,100
		48,020
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,975
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,572
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	5,263
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	2,040
Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,228
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	5,000	5,099
		30,327
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,475
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,169
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	25,147
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	35,939
		71,255
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	12,000	11,375
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	41,000	41,855
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,165
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,289
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,540
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,395
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	15,000	16,042
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	12,100
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	45,000	50,359
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	25,000	30,623
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	60,000	75,507

23

Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	30,000	41,143
		292,393
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,637
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	14,414
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,123
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,220
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,419
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,980
		43,408
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	35,875
Total U.S. Corporate Bonds & Notes (cost $5,303,115)		5,608,654
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,000	3,262
Banks-Commercial — 0.3%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	10,000	10,038
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	113,441
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	34,000	38,206
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	9,000	9,057
		170,742
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,185
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	3,150
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,994
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,392
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	14,000	15,137
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,662
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,469
		65,654
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,120
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,290
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	4,000	4,264
		8,554
Electric-Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	5,000	5,646
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,190
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	5,000	5,127

24

Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	6,000	6,243
		11,370
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,400
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	3,000	3,086
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*	5,000	5,054
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	5,000	5,047
		10,101
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	8,000	7,838
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	5,000	5,784
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,840
		10,624
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	8,000	10,891
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	10,850
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,375
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,410
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	13,533
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	12,000	13,011
		59,070
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	17,000	17,362
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,279
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	25,000	27,525
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	6,000	6,206
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	6,000	6,615
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	3,000	3,123
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	10,000	11,613
		81,723
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,000	3,075
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	2,000	1,985
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,240
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	29,250
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	14,000	16,187
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	13,000	14,983
		60,420
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,826
Total Foreign Corporate Bonds & Notes (cost $517,764)		541,261

25

MUNICIPAL BONDS & NOTES — 0.3%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	43,256
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	5,000	5,513
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	10,298
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	5,118
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	12,233
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,984
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	5,000	5,669
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	30,066
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,745
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,301
University of California Revenue Bonds Series AI 5.00% due 05/15/2038	40,000	44,797
Total Municipal Bonds & Notes (cost $190,199)		219,980

U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Mtg. Corp. — 0.4%
2.50% due 01/01/2028	6,401	6,504
3.00% due 10/01/2042	14,304	14,176
3.00% due 11/01/2042	7,267	7,177
3.00% due 02/01/2043	23,714	23,420
3.00% due 08/01/2043	110,878	109,625
3.50% due 03/01/2042	5,140	5,291
3.50% due 09/01/2043	52,980	54,560
4.00% due 09/01/2040	9,222	9,783
4.50% due 01/01/2039	2,095	2,267
5.00% due 07/01/2021	43,273	46,313
5.50% due 07/01/2034	6,427	7,225
6.00% due 08/01/2036	12,535	14,081
6.50% due 05/01/2029	1,291	1,474
6.50% due 05/01/2036	43	48
7.50% due 08/01/2023	118	130
7.50% due 04/01/2028	1,270	1,476
Federal Home Loan Mtg. Corp. REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	4,634	5,128
Series 1226, Class Z
7.75% due 03/15/2022(6)	526	568
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN2, Class M2
1.80% due 04/25/2024 FRS(6)	5,000	5,034
Series 2014-DN1, Class M2
2.35% due 02/25/2024 FRS(6)	5,000	5,169
		319,449
Federal National Mtg. Assoc. — 6.7%
2.50% due 02/01/2043	97,236	92,293
3.00% due 01/01/2028	18,279	19,018
3.00% due 12/01/2042	15,636	15,481
3.00% due 05/01/2043	42,784	42,315
3.00% due July 15 TBA	100,000	103,875
3.00% due July 30 TBA	700,000	691,524
3.50% due 09/01/2026	21,605	22,925
3.50% due 10/01/2028	23,512	24,979
3.50% due 08/01/2042	11,066	11,412
3.50% due 03/01/2043	9,470	9,763
3.50% due 08/01/2043	103,887	107,105
3.50% due July 30 TBA	610,000	627,919
4.00% due 11/01/2025	3,930	4,210
4.00% due 08/01/2026	16,817	18,018
4.00% due 09/01/2040	9,907	10,529
4.00% due 11/01/2040	2,658	2,825
4.00% due 12/01/2040	68,797	73,115
4.00% due 10/01/2041	12,752	13,561
4.00% due 11/01/2041	14,400	15,313
4.00% due 01/01/2042	15,319	16,293
4.00% due 12/01/2043	29,283	31,196
4.00% due July 30 TBA	364,000	386,295
4.50% due 11/01/2022	16,445	17,500
4.50% due 01/01/2039	4,787	5,186
4.50% due 06/01/2039	99,482	108,527
4.50% due 09/01/2039	8,859	9,602
4.50% due 09/01/2040	21,018	22,772
4.50% due 05/01/2041	9,277	10,051
4.50% due 03/01/2042	106,658	115,730
4.50% due July 30 TBA	925,000	1,001,746
4.85% due 11/01/2015	186,368	192,877
4.96% due 01/01/2015	48,592	48,593
5.00% due 06/01/2019	830	884
5.00% due 05/01/2035	1,747	1,941

26

5.00% due 06/01/2040		71,731	79,775
5.00% due 07/01/2040		17,537	19,500
5.00% due July 30 TBA		450,000	499,711
5.50% due 11/01/2020		4,773	5,103
5.50% due 04/01/2021		79,036	86,424
5.50% due 12/01/2029		2,744	3,081
5.50% due 06/01/2035		168,972	189,689
5.50% due 08/01/2037		28,393	31,836
5.50% due 06/01/2038		15,960	17,973
6.00% due 06/01/2017		2,509	2,632
6.00% due 12/01/2033		11,303	12,826
6.00% due 05/01/2034		805	913
6.00% due 06/01/2040		411	462
6.00% due July 30 TBA		100,000	112,641
6.50% due 08/01/2017		4,848	5,044
6.50% due 10/01/2037		501	565
7.00% due 06/01/2037		13,748	15,179
Federal National Mtg. Assoc. Connecticut Avenue Securities
Series 2014-C01, Class M1
1.75% due 01/25/2024 FRS(6)		5,676	5,773
Series 2014-C01, Class M2
2.15% due 10/25/2023 FRS(6)		12,789	13,127
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)		14,100	13,889
			4,991,516
Government National Mtg. Assoc. — 1.1%
4.00% due 09/15/2041		408,754	437,322
4.50% due 06/15/2041		283,581	309,965
6.00% due 11/15/2031		51,355	57,772
7.00% due 05/15/2033		10,886	12,855
8.50% due 11/15/2017		248	268
9.00% due 11/15/2021		159	180
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(6)		236	271
Series 2005-74, Class HC
7.50% due 09/16/2035(6)		2,960	3,438
			822,071
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		6,000	6,048
Total U.S. Government Agencies (cost $6,040,083)			6,139,084

U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 0.6%
3.13% due 11/15/2041		25,000	24,227
3.38% due 05/15/2044		90,000	90,605
4.38% due 02/15/2038(7)		40,000	47,756
4.38% due 11/15/2039		145,000	173,637
United States Treasury Bonds TIPS 1.38% due 02/15/2044(8)		86,454	95,086
			431,311
United States Treasury Notes — 5.9%
0.25% due 11/30/2014(7)		45,000	45,030
0.25% due 01/31/2015		25,000	25,024
0.63% due 12/15/2016		30,000	29,984
0.63% due 08/31/2017		13,000	12,858
0.75% due 01/15/2017		7,000	7,011
0.88% due 09/15/2016		510,000	513,706
0.88% due 02/28/2017		70,000	70,257
0.88% due 04/30/2017		145,000	145,261
1.00% due 08/31/2016		80,000	80,825
1.00% due 10/31/2016		20,000	20,187
1.00% due 03/31/2017		14,000	14,083
1.00% due 05/31/2018		4,000	3,957
1.25% due 10/31/2015		13,000	13,183
1.25% due 11/30/2018		5,000	4,955
1.38% due 11/30/2015		190,000	193,073
1.38% due 07/31/2018		69,000	69,086
1.50% due 08/31/2018		205,000	206,073
1.50% due 02/28/2019		11,000	10,982
1.63% due 03/31/2019		250,000	250,723
1.63% due 08/15/2022		22,000	20,886
1.75% due 07/31/2015		470,000	478,115
2.00% due 01/31/2016		390,000	400,557
2.00% due 04/30/2016		395,000	406,634
2.00% due 02/15/2022		21,000	20,673
2.13% due 05/31/2015		7,000	7,127
2.13% due 08/15/2021		5,000	4,997
2.50% due 05/15/2024		5,000	4,993
2.75% due 12/31/2017		9,000	9,510
United States Treasury Notes FRS 0.08% due 01/31/2016		34,000	33,999
United States Treasury Notes TIPS
0.13% due 04/15/2018(8)		583,487	602,724
0.13% due 04/15/2019(8)		419,831	432,294
0.63% due 01/15/2024(8)		304,776	315,824
			4,454,591
Total U.S. Government Treasuries (cost $4,826,481)			4,885,902
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,067
Sovereign — 0.6%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(8)	BRL	110,068	49,183
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	37,000	16,185

27

Government of Canada Senior Notes 0.88% due 02/14/2017	7,000		7,017
Government of Japan Senior Notes 0.10% due 09/10/2023(8)	JPY	14,424,300	154,480
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	12,000		11,850
Republic of Colombia Bonds 3.50% due 04/17/2019(8)	COP	26,599,513	14,485
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	29,500,000	16,121
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	50,000	21,823
Russian Federation Bonds 8.15% due 02/03/2027	RUB	550,000	15,926
United Mexican States Bonds 2.00% due 06/09/2022(8)	MXN	199,600	15,329
United Mexican States Senior Notes 3.50% due 01/21/2021	13,000		13,501
United Mexican States Senior Notes 4.75% due 03/08/2044	60,000		61,200
United Mexican States Bonds 8.00% due 12/07/2023	MXN	175,400	15,795
			412,895
Total Foreign Government Obligations (cost $398,105)			420,962
Total Long-Term Investment Securities (cost $63,245,469)			76,308,852

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2014 (cost $137,000)	$137,000		137,000
REPURCHASE AGREEMENTS — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $275,000 collateralized by $305,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $285,578	275,000		275,000
Bank of America Securities LLC Joint Repurchase Agreement(9)	395,000		395,000
Barclays Capital PLC Joint Repurchase Agreement(9)	370,000		370,000
BNP Paribas SA Joint Repurchase Agreement(9)	245,000		245,000
Deutsche Bank AG Joint Repurchase Agreement(9)	340,000		340,000
UBS Securities LLC Joint Repurchase Agreement(9)	370,000		370,000
Total Repurchase Agreements (cost $1,995,000)			1,995,000
TOTAL INVESTMENTS (cost $65,377,469)(11)	104.2%		78,440,852
Liabilities in excess of other assets	(4.2)		(3,152,137)
NET ASSETS	100.0%		$75,288,715

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $1,388,325 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $875 representing 0.0% of net assets.

28

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc. Common Stock	03/05/2014	2	$—	$872	$436	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	Denominated in United States dollars unless otherwise indicated.
(11)	See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real
COP — Colombian Peso
CVR — Contingent Value Rights
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
4	Short	90Day Euro Future	December 2016	$979,293	$980,250	$(957)
1	Long	Russell 2000 Mini Index	September 2014	116,122	119,030	2,908
1	Long	U.S. Treasury 2YR Notes	September 2014	219,719	219,594	(125)
3	Long	U.S. Treasury 5YR Notes	September 2014	358,406	358,383	(23)
15	Short	U.S. Treasury 10YR Notes	September 2014	1,875,801	1,877,578	(1,777)
4	Short	U.S. Long Bonds	September 2014	551,289	548,750	2,539
3	Long	U.S. Ultra Bonds	September 2014	443,952	449,812	5,860
						$8,425

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	JPY	9,998,000	USD	98,112	09/17/2014	$—	$(635)
	RUB	550,000	USD	15,662	09/17/2014	—	(258)
						—	(893)
Barclays Bank PLC	USD	56,011	JPY	5,734,000	09/17/2014	621	—

BNP Paribas SA	JPY	9,997,000	USD	98,104	09/17/2014	—	(633)

Citibank N.A.	PEN	29,000	USD	10,271	09/17/2014	—	(8)

UBS AG	BRL	18,000	USD	7,964	07/02/2014	—	(183)
	BRL	18,000	USD	8,083	08/04/2014	13	—
	USD	8,158	BRL	18,000	07/02/2014	—	(11)
						13	(194)
Net Unrealized Appreciation (Depreciation)						$634	$(1,728)

BRL—Brazilian Real

JPY—Japanese Yen

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$2,627,418	$—	$0	$2,627,418
Television	267,637	—	872	268,509
Other Industries*	52,402,137	—	—	52,402,137
Preferred Securities	18,133	—	—	18,133
Preferred Securities/Capital Securities	—	241,162	—	241,162
Asset Backed Securities	—	2,935,650	—	2,935,650
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	5,608,654	—	5,608,654
Foreign Corporate Bonds & Notes	—	541,261	—	541,261
Municipal Bond & Notes	—	219,980	—	219,980
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,991,516	—	4,991,516
Other Government Agencies*	—	1,147,568	—	1,147,568
U.S. Government Treasuries:
United States Treasury Bonds	—	431,311	—	431,311
United States Treasury Notes	—	4,454,591	—	4,454,591
Foreign Government Obligations	—	420,962	—	420,962
Short-Term Investment Securities:
Time Deposits	—	137,000	—	137,000
Repurchase Agreements	—	1,995,000	—	1,995,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	11,307	—	—	11,307
Open Forward Foreign Currency
Contracts-Appreciation	—	634	—	634
Total	$55,326,632	$23,125,289	$872	$78,452,793

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$2,882	$—	$—	$2,882
Open Forward Foreign Currency
Contracts-Depreciation	—	1,728	—	1,728
Total	$2,882	$1,728	$—	$4,610

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

29

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
COMMON STOCKS — 58.2%
Advertising Services — 0.1%
Millennial Media, Inc.†	6,475	$32,310
Sizmek, Inc.†	9,297	88,601
		120,911
Aerospace/Defense — 0.1%
Boeing Co.	1,332	169,470
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	9,950	274,222
B/E Aerospace, Inc.†	1,687	156,031
United Technologies Corp.	2,003	231,246
		661,499
Agricultural Chemicals — 0.3%
Monsanto Co.	3,144	392,183
Airlines — 0.4%
Alaska Air Group, Inc.	2,150	204,358
United Continental Holdings, Inc.†	9,458	388,440
		592,798
Apparel Manufacturers — 0.3%
Carter’s, Inc.	3,072	211,753
Michael Kors Holdings, Ltd.†	1,011	89,625
Ralph Lauren Corp.	639	102,681
		404,059
Applications Software — 0.7%
Actuate Corp.†	3,600	17,172
Five9, Inc.†	1,200	8,640
Microsoft Corp.	20,234	843,758
MobileIron, Inc.†	2,100	19,992
Paycom Software, Inc.†	1,925	28,086
Salesforce.com, Inc.†	1,790	103,963
		1,021,611
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,563	431,411
Audio/Video Products — 0.2%
TiVo, Inc.†	20,125	259,814
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,573	147,799
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,354	147,902
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	1,623	105,803
Dana Holding Corp.	13,025	318,071
Tower International, Inc.†	3,000	110,520
		534,394
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	5,218	91,941
Banks-Commercial — 1.5%
1st Source Corp.	1,050	32,151
BancFirst Corp.	2,150	133,085
BancorpSouth, Inc.	4,625	113,636
Banner Corp.	1,050	41,611
BBCN Bancorp, Inc.	1,625	25,919
Capital Bank Financial Corp., Class A†	4,800	113,328
Cathay General Bancorp	1,775	45,369
Central Pacific Financial Corp.	5,800	115,130
Chemical Financial Corp.	700	19,656
Citizens & Northern Corp.	400	7,796
City Holding Co.	1,125	50,760
CoBiz Financial, Inc.	1,425	15,347
CVB Financial Corp.	7,800	125,034
East West Bancorp, Inc.	268	9,377
First Commonwealth Financial Corp.	12,750	117,555
First Financial Bancorp	1,100	18,931
First Interstate Bancsystem, Inc.	1,025	27,859
FNB Corp.	2,900	37,178
Guaranty Bancorp	750	10,425
Independent Bank Corp.	500	6,435
MainSource Financial Group, Inc.	1,125	19,406
National Penn Bancshares, Inc.	1,450	15,341
OFG Bancorp	4,975	91,590
OmniAmerican Bancorp, Inc.	675	16,875
PacWest Bancorp	5,420	233,981
Regions Financial Corp.	8,867	94,168
Sierra Bancorp	450	7,110
Simmons First National Corp., Class A	1,325	52,192
Southwest Bancorp, Inc.	3,150	53,739
Suffolk Bancorp†	2,522	56,266
Susquehanna Bancshares, Inc.	2,725	28,776
SVB Financial Group†	225	26,240
TCF Financial Corp.	4,675	76,530
UMB Financial Corp.	675	42,788
Union Bankshares Corp.	7,434	190,682
Webster Financial Corp.	375	11,828
West Bancorporation, Inc.	2,100	31,983
Westamerica Bancorporation	575	30,061
Wilshire Bancorp, Inc.	4,725	48,526
		2,194,664
Banks-Super Regional — 0.8%
Capital One Financial Corp.	3,670	303,142
Comerica, Inc.	3,276	164,324
Fifth Third Bancorp	1,681	35,889
PNC Financial Services Group, Inc.	1,293	115,142
SunTrust Banks, Inc.	2,391	95,784
US Bancorp	6,342	274,735
Wells Fargo & Co.	4,648	244,299
		1,233,315
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	5,223	221,246
Monster Beverage Corp.†	3,776	268,209
PepsiCo, Inc.	9,473	846,318
		1,335,773
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,618	246,537
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	5,650	87,631
Nortek, Inc.†	500	44,880
Trex Co., Inc.†	450	12,969
		145,480
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	275	2,978
Building-Residential/Commercial — 0.0%
Century Communities, Inc.†	700	15,505
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	14,404	773,207

1

Time Warner Cable, Inc.	1,723	253,798
		1,027,005
Casino Hotels — 0.3%
MGM Resorts International†	14,175	374,220
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	12,686	426,503
Chemicals-Diversified — 0.8%
Dow Chemical Co.	1,127	57,995
E.I. du Pont de Nemours & Co.	447	29,252
LyondellBasell Industries NV, Class A	5,934	579,455
PPG Industries, Inc.	1,595	335,189
Rockwood Holdings, Inc.	3,029	230,174
		1,232,065
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	5,400	354,132
OM Group, Inc.	2,200	71,346
		425,478
Coal — 0.1%
Cloud Peak Energy, Inc.†	3,575	65,852
Westmoreland Coal Co.†	275	9,977
		75,829
Commercial Services — 0.0%
Collectors Universe, Inc.	200	3,918
Providence Service Corp.†	750	27,443
ServiceMaster Global Holdings Inc†	1,300	23,699
		55,060
Commercial Services-Finance — 0.6%
EVERTEC, Inc.	675	16,362
Heartland Payment Systems, Inc.	1,300	53,573
MasterCard, Inc., Class A	7,346	539,711
MoneyGram International, Inc.†	2,425	35,720
Vantiv, Inc., Class A†	4,985	167,596
Xoom Corp.†	375	9,885
		822,847
Computer Aided Design — 0.3%
ANSYS, Inc.†	3,342	253,390
Aspen Technology, Inc.†	4,675	216,920
		470,310
Computer Data Security — 0.1%
Qualys, Inc.†	2,425	62,250
Varonis Systems, Inc.†	1,336	38,757
		101,007
Computer Services — 0.6%
Engility Holdings, Inc.†	2,700	103,302
IHS, Inc., Class A†	1,684	228,468
Insight Enterprises, Inc.†	675	20,750
International Business Machines Corp.	696	126,164
Manhattan Associates, Inc.†	10,550	363,236
Unisys Corp.†	3,100	76,694
		918,614
Computer Software — 0.0%
Avid Technology, Inc.†	9,500	70,300
Computers — 2.2%
Apple, Inc.	33,399	3,103,769
Hewlett-Packard Co.	2,112	71,132
		3,174,901
Computers-Integrated Systems — 0.2%
NCR Corp.†	6,389	224,190
VeriFone Systems, Inc.†	1,100	40,425
		264,615
Computers-Memory Devices — 0.2%
EMC Corp.	7,053	185,776
NetApp, Inc.	1,542	56,314
		242,090
Consulting Services — 0.1%
FTI Consulting, Inc.†	2,000	75,640
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	1,400	36,918
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	8,354	415,695
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	13,375	156,488
Rock-Tenn Co., Class A	1,156	122,062
		278,550
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	13,080	891,795
Estee Lauder Cos., Inc., Class A	1,880	139,609
Inter Parfums, Inc.	275	8,126
Procter & Gamble Co.	1,026	80,633
		1,120,163
Data Processing/Management — 0.1%
CSG Systems International, Inc.	225	5,875
Fair Isaac Corp.	1,700	108,392
Pegasystems, Inc.	2,300	48,576
		162,843
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	5,025	76,380
Direct Marketing — 0.0%
Harte-Hanks, Inc.	6,225	44,758
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	3,100	105,338
ScanSource, Inc.†	2,200	83,776
United Stationers, Inc.	6,600	273,702
WESCO International, Inc.†	715	61,762
		524,578
Diversified Banking Institutions — 0.8%
Bank of America Corp.	3,024	46,479
Citigroup, Inc.	5,133	241,765
Goldman Sachs Group, Inc.	1,771	296,536
JPMorgan Chase & Co.	6,960	401,035
Morgan Stanley	4,803	155,281
		1,141,096
Diversified Manufacturing Operations — 1.0%
Blount International, Inc.†	1,000	14,110

2

Colfax Corp.†	4,216	314,261
Danaher Corp.	4,187	329,643
Dover Corp.	3,057	278,034
Eaton Corp. PLC	2,058	158,836
General Electric Co.	7,076	185,957
Leggett & Platt, Inc.	1,775	60,847
Park-Ohio Holdings Corp.	475	27,602
Standex International Corp.	1,625	121,030
Tredegar Corp.	250	5,853
		1,496,173
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	4,725	57,031
Revance Therapeutics, Inc.†	975	33,150
		90,181
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,874	608,638
Chegg, Inc.†	675	4,752
eBay, Inc.†	7,487	374,799
		988,189
E-Commerce/Services — 0.3%
Coupons.com, Inc.†	600	15,786
GrubHub, Inc.†	300	10,623
Priceline Group, Inc.†	402	483,606
		510,015
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	725	9,309
E-Services/Consulting — 0.0%
OPOWER, Inc.†	125	2,356
Educational Software — 0.0%
2U, Inc.†	3,025	50,850
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,264	216,599
Electric-Integrated — 0.5%
El Paso Electric Co.	2,150	86,451
NextEra Energy, Inc.	544	55,749
NorthWestern Corp.	4,350	227,026
PG&E Corp.	1,077	51,718
PNM Resources, Inc.	1,675	49,128
Portland General Electric Co.	4,375	151,681
UNS Energy Corp.	1,050	63,431
		685,184
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	5,859	244,437
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	8,075	205,751
InvenSense, Inc.†	3,300	74,877
Stoneridge, Inc.†	17,950	192,424
TE Connectivity, Ltd.	10,795	667,563
Vishay Intertechnology, Inc.	2,125	32,916
		1,173,531
Electronic Components-Semiconductors — 0.6%
DSP Group, Inc.†	1,950	16,556
First Solar, Inc.†	1,500	106,590
Freescale Semiconductor, Ltd.†	4,367	102,624
Intel Corp.	4,284	132,376
PLX Technology, Inc.†	10,950	70,847
PMC-Sierra, Inc.†	6,925	52,699
Texas Instruments, Inc.	3,074	146,906
Xilinx, Inc.	4,750	224,722
		853,320
Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,719	454,628
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	19,742	345,288
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	7,809	252,934
Electronic Security Devices — 0.4%
Taser International, Inc.†	16,900	224,770
Tyco International, Ltd.	6,632	302,419
		527,189
Energy-Alternate Sources — 0.2%
Green Plains, Inc.	1,300	42,731
Renewable Energy Group, Inc.†	1,350	15,484
REX American Resources Corp.†	2,500	183,275
		241,490
Engineering/R&D Services — 0.4%
Argan, Inc.	2,100	78,309
EMCOR Group, Inc.	4,675	208,178
Fluor Corp.	1,368	105,199
VSE Corp.	2,175	152,946
		544,632
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,875	140,662
Enterprise Software/Service — 0.5%
Informatica Corp.†	4,928	175,683
ManTech International Corp., Class A	5,775	170,478
MedAssets, Inc.†	5,200	118,768
Oracle Corp.	5,354	216,998
Rally Software Development Corp.†	5,000	54,450
Veeva Systems, Inc., Class A†	925	23,541
		759,918
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	3,700	82,288
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	4,175	199,273
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	200	24,620
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	1,975	81,824
Ocwen Financial Corp.†	4,050	150,255
Portfolio Recovery Associates, Inc.†	1,650	98,225
World Acceptance Corp.†	1,800	136,728
		467,032
Finance-Credit Card — 0.5%
American Express Co.	2,891	274,269

3

Visa, Inc., Class A	2,462	518,768
		793,037
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	7,897	167,890
FBR & Co.†	1,275	34,591
Greenhill & Co., Inc.	500	24,625
Investment Technology Group, Inc.†	10,275	173,442
LPL Financial Holdings, Inc.	3,973	197,617
Moelis & Co.†	400	13,444
TD Ameritrade Holding Corp.	3,424	107,342
		718,951
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	2,200	40,018
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,050	28,697
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,048	197,967
Outerwall, Inc.†	1,500	89,025
		286,992
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc.†	4,500	47,250
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	525	16,065
Food-Confectionery — 0.2%
Hershey Co.	3,726	362,801
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,600	52,304
Chiquita Brands International, Inc.†	7,600	82,460
Mondelez International, Inc., Class A	5,248	197,377
Pinnacle Foods, Inc.	2,500	82,250
Senomyx, Inc.†	700	6,055
		420,446
Food-Retail — 0.5%
Kroger Co.	7,424	366,968
Whole Foods Market, Inc.	8,834	341,258
		708,226
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	7,675	329,564
Gas-Distribution — 0.1%
AGL Resources, Inc.	975	53,654
Laclede Group, Inc.	1,250	60,687
Piedmont Natural Gas Co., Inc.	1,275	47,698
Southwest Gas Corp.	1,050	55,430
		217,469
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,226	74,761
La Quinta Holdings, Inc.†	1,525	29,189
Marriott International, Inc., Class A	3,202	205,248
Starwood Hotels & Resorts Worldwide, Inc.	2,026	163,741
		472,939
Housewares — 0.0%
Lifetime Brands, Inc.	2,300	36,156
NACCO Industries, Inc., Class A	175	8,855
		45,011
Human Resources — 0.3%
Barrett Business Services, Inc.	3,050	143,350
Cross Country Healthcare, Inc.†	22,225	144,907
Monster Worldwide, Inc.†	16,036	104,875
Paylocity Holding Corp.†	825	17,845
TriNet Group, Inc.†	600	14,442
		425,419
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	685	9,583
Imprivata Inc†	1,100	18,018
		27,601
Independent Power Producers — 0.0%
Dynegy, Inc.†	600	20,880
Industrial Audio & Video Products — 0.0%
GoPro, Inc.†	700	28,385
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,075	30,315
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	2,986	384,059
Instruments-Controls — 0.5%
Honeywell International, Inc.	1,952	181,438
Sensata Technologies Holding NV†	11,220	524,872
Watts Water Technologies, Inc., Class A	100	6,173
		712,483
Insurance Brokers — 0.2%
Aon PLC	3,505	315,765
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	5,125	126,075
CNO Financial Group, Inc.	8,075	143,735
Lincoln National Corp.	3,798	195,369
Primerica, Inc.	1,075	51,439
Prudential Financial, Inc.	2,009	178,339
		694,957
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	6,979	249,918
Insurance-Property/Casualty — 0.2%
Chubb Corp.	730	67,284
Federated National Holding Co.	200	5,100
Global Indemnity PLC†	425	11,046
Navigators Group, Inc.†	975	65,374
ProAssurance Corp.	1,625	72,150
Stewart Information Services Corp.	225	6,977
		227,931
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	450	20,439

4

Platinum Underwriters Holdings, Ltd.	2,050	132,942
		153,381
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	4,450	35,110
Intralinks Holdings, Inc.†	7,925	70,453
Zendesk Inc†	525	9,125
		114,688
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	4,933	331,942
Pandora Media, Inc.†	5,462	161,129
Twitter, Inc.†	2,418	99,065
		592,136
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	400	19,320
Internet Infrastructure Software — 0.0%
TeleCommunication Systems, Inc., Class A†	7,800	25,662
TIBCO Software, Inc.†	1,400	28,238
		53,900
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	2,769	41,867
RingCentral, Inc.†	4,250	64,303
		106,170
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	495	101,673
Artisan Partners Asset Management, Inc., Class A	375	21,255
Federated Investors, Inc., Class B	650	20,098
T. Rowe Price Group, Inc.	1,646	138,939
		281,965
Lasers-System/Components — 0.1%
Coherent, Inc.†	2,000	132,340
Newport Corp.†	3,100	57,350
		189,690
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,300	179,725
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	850	44,260
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	921	100,085
Hyster-Yale Materials Handling, Inc.	425	37,630
Terex Corp.	3,551	145,946
		283,661
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,625	82,436
Kadant, Inc.	2,600	99,970
Roper Industries, Inc.	2,298	335,531
		517,937
Medical Information Systems — 0.1%
athenahealth, Inc.†	1,660	207,716
Medical Instruments — 0.3%
CONMED Corp.	4,000	176,600
NuVasive, Inc.†	2,200	78,254
SurModics, Inc.†	9,100	194,922
		449,776
Medical Laser Systems — 0.1%
PhotoMedex, Inc.†	13,075	160,169
Medical Products — 0.4%
Covidien PLC	1,650	148,797
K2M Group Holdings, Inc.†	900	13,392
TriVascular Technologies, Inc.†	1,225	19,073
Wright Medical Group, Inc.†	2,200	69,080
Zimmer Holdings, Inc.	3,354	348,347
		598,689
Medical-Biomedical/Gene — 2.6%
Alnylam Pharmaceuticals, Inc.†	3,200	202,144
Applied Genetic Technologies Corp.†	325	7,507
Ardelyx, Inc.†	1,200	19,164
Biogen Idec, Inc.†	1,318	415,579
Celgene Corp.†	6,442	553,239
Dicerna Pharmaceuticals, Inc.†	975	22,006
Eleven Biotherapeutics, Inc.†	1,250	16,475
Foundation Medicine, Inc.†	425	11,458
Gilead Sciences, Inc.†	11,205	929,006
Isis Pharmaceuticals, Inc.†	4,849	167,048
Karyopharm Therapeutics, Inc.†	275	12,801
MacroGenics, Inc.†	2,225	48,349
Medivation, Inc.†	6,960	536,477
Merrimack Pharmaceuticals, Inc.†	5,075	36,997
NPS Pharmaceuticals, Inc.†	13,616	450,009
Puma Biotechnology, Inc.†	1,575	103,950
Synageva BioPharma Corp.†	1,075	112,660
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	500	22,445
Versartis, Inc.†	1,800	50,472
Vertex Pharmaceuticals, Inc.†	1,232	116,646
		3,834,432
Medical-Drugs — 1.9%
ACADIA Pharmaceuticals, Inc.†	5,350	120,856
Achaogen, Inc.†	275	3,839
Adamas Pharmaceuticals, Inc.†	200	3,656
Auspex Pharmaceuticals, Inc.†	100	2,227
Bristol-Myers Squibb Co.	5,011	243,084
ChemoCentryx, Inc.†	3,575	20,914
Chimerix, Inc.†	2,125	46,623
Eli Lilly & Co.	2,690	167,237
Endo International PLC†	4,806	336,516
Jazz Pharmaceuticals PLC†	2,488	365,761
Johnson & Johnson	3,373	352,883
Mallinckrodt PLC†	4,573	365,931
Merck & Co., Inc.	3,102	179,451
Pacira Pharmaceuticals, Inc.†	1,700	156,162
Pain Therapeutics, Inc.†	100	575
Pfizer, Inc.	8,568	254,298
PharMerica Corp.†	3,800	108,642
Prestige Brands Holdings, Inc.†	2,875	97,434
ZS Pharma Inc†	300	8,625
		2,834,714

5

Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	3,000	30,030
Medical-HMO — 0.5%
Aetna, Inc.	4,325	350,671
Centene Corp.†	2,025	153,110
Magellan Health, Inc.†	275	17,116
UnitedHealth Group, Inc.	2,018	164,972
		685,869
Medical-Hospitals — 0.3%
Adeptus Health, Inc.†	1,100	27,907
HCA Holdings, Inc.†	6,984	393,758
		421,665
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,050	51,057
LHC Group, Inc.†	1,700	36,329
		87,386
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,439	267,956
Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	300	6,882
Mueller Industries, Inc.	500	14,705
Precision Castparts Corp.	1,960	494,704
Worthington Industries, Inc.	4,825	207,668
		723,959
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,174	115,851
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,200	7,956
Multimedia — 1.1%
Markit Ltd†	2,300	62,054
Twenty-First Century Fox, Inc., Class A	21,842	767,746
Walt Disney Co.	8,408	720,902
		1,550,702
Networking Products — 0.2%
Arista Networks, Inc.†	400	24,956
Cisco Systems, Inc.	10,003	248,575
		273,531
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	925	13,995
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	2,575	16,506
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,415	280,406
Parsley Energy, Inc., Class A†	300	7,221
		287,627
Oil Companies-Exploration & Production — 1.7%
Abraxas Petroleum Corp.†	43,800	274,188
Anadarko Petroleum Corp.	5,119	560,377
Cabot Oil & Gas Corp.	230	7,852
Clayton Williams Energy, Inc.†	1,275	175,147
Comstock Resources, Inc.	1,700	49,028
Contango Oil & Gas Co.†	400	16,924
Energy XXI Bermuda, Ltd.	1,978	46,740
EOG Resources, Inc.	4,514	527,506
EQT Corp.	614	65,637
Equal Energy, Ltd.	3,075	16,666
Isramco, Inc.†	50	6,356
Memorial Resource Development Corp.†	600	14,616
Noble Energy, Inc.	4,752	368,090
Occidental Petroleum Corp.	925	94,933
Pioneer Natural Resources Co.	799	183,618
Range Resources Corp.	539	46,866
Stone Energy Corp.†	1,625	76,034
VAALCO Energy, Inc.†	1,950	14,098
		2,544,676
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,392	181,726
Exxon Mobil Corp.	2,523	254,016
Hess Corp.	2,106	208,262
Phillips 66	3,349	269,360
		913,364
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,750	144,112
Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	2,325	28,923
Delek US Holdings, Inc.	625	17,644
Marathon Petroleum Corp.	780	60,895
Valero Energy Corp.	4,556	228,255
Western Refining, Inc.	1,400	52,570
		388,287
Oil-Field Services — 0.9%
Basic Energy Services, Inc.†	2,500	73,050
Core Laboratories NV	1,610	268,967
Exterran Holdings, Inc.	5,475	246,320
Halliburton Co.	2,485	176,460
Helix Energy Solutions Group, Inc.†	3,050	80,245
NOW, Inc.†	322	11,660
Pioneer Energy Services Corp.†	4,525	79,368
Schlumberger, Ltd.	2,206	260,198
SEACOR Holdings, Inc.†	2,200	180,950
		1,377,218
Paper & Related Products — 0.1%
Domtar Corp.	900	38,565
Resolute Forest Products, Inc.†	3,925	65,861
Xerium Technologies, Inc.†	4,300	60,028
		164,454
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	10,874	753,894
Omnicare, Inc.	4,550	302,894
		1,056,788
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,075	38,560
Poultry — 0.1%
Pilgrim’s Pride Corp.†	2,500	68,400
Sanderson Farms, Inc.	950	92,340
		160,740

6

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	850	16,362
SunPower Corp.†	3,200	131,136
		147,498
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	13,325	78,084
Deluxe Corp.	2,200	128,876
Quad/Graphics, Inc.	1,375	30,759
R.R. Donnelley & Sons Co.	1,303	22,099
		259,818
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	9,600	42,720
Radio — 0.0%
Entercom Communications Corp., Class A†	3,925	42,115
Radio One, Inc., Class D†	3,300	16,269
		58,384
Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	2,000	69,100
American Tower Corp.	8,971	807,211
Anworth Mtg. Asset Corp.	7,750	39,990
Ashford Hospitality Prime, Inc.	180	3,089
Ashford Hospitality Trust, Inc.	875	10,098
Associated Estates Realty Corp.	375	6,758
BioMed Realty Trust, Inc.	1,050	22,921
Capstead Mtg. Corp.	10,300	135,445
CBL & Associates Properties, Inc.	2,225	42,275
CoreSite Realty Corp.	6,475	214,128
Cousins Properties, Inc.	550	6,848
CYS Investments, Inc.	30,325	273,531
DCT Industrial Trust, Inc.	4,200	34,482
DiamondRock Hospitality Co.	2,225	28,524
EastGroup Properties, Inc.	1,175	75,470
EPR Properties	1,300	72,631
Equity Lifestyle Properties, Inc.	750	33,120
FelCor Lodging Trust, Inc.	1,150	12,087
First Industrial Realty Trust, Inc.	825	15,543
Franklin Street Properties Corp.	1,925	24,216
Gladstone Commercial Corp.	525	9,382
Home Properties, Inc.	1,150	73,554
Hospitality Properties Trust	2,150	65,360
Host Hotels & Resorts, Inc.	4,128	90,857
Lexington Realty Trust	7,030	77,400
LTC Properties, Inc.	3,375	131,760
National Retail Properties, Inc.	800	29,752
Pennsylvania Real Estate Investment Trust	2,150	40,463
Post Properties, Inc.	1,100	58,806
Potlatch Corp.	4,025	166,635
PS Business Parks, Inc.	300	25,047
RAIT Financial Trust	1,125	9,304
Ramco-Gershenson Properties Trust	4,000	66,480
Saul Centers, Inc.	1,000	48,600
Simon Property Group, Inc.	1,055	175,425
Strategic Hotels & Resorts, Inc.†	10,175	119,149
Taubman Centers, Inc.	675	51,172
		3,166,613
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,349	170,500
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,750	113,987
St. Joe Co.†	400	10,172
		124,159
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	375	10,755
Research & Development — 0.0%
PAREXEL International Corp.†	600	31,704
Respiratory Products — 0.0%
Inogen, Inc.†	700	15,792
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,750	71,995
Brown Shoe Co., Inc.	1,275	36,478
Children’s Place Retail Stores, Inc.	4,375	217,131
Express, Inc.†	2,925	49,813
Guess?, Inc.	1,334	36,018
PVH Corp.	1,134	132,224
		543,659
Retail-Appliances — 0.2%
Conn’s, Inc.†	925	45,686
hhgregg, Inc.†	27,800	282,726
		328,412
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	700	11,935
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	810	434,354
Retail-Bookstores — 0.2%
Barnes & Noble, Inc.†	10,275	234,167
Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	11,719	562,395
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,789	362,380
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	800	11,496
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,425	106,975
Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,585	194,831
Rite Aid Corp.†	44,650	320,141
		514,972
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,746	286,658
Retail-Hypermarkets — 0.1%
Roundy’s, Inc.	14,625	80,584
Retail-Jewelry — 0.2%
Tiffany & Co.	2,469	247,517
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	3,377	242,401

7

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	7,071	375,824
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,833	167,555
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,010	179,998
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	2,075	21,393
Dillard’s, Inc., Class A	2,175	253,627
Kohl’s Corp.	2,058	108,415
Macy’s, Inc.	2,222	128,921
		512,356
Retail-Restaurants — 0.7%
Biglari Holdings, Inc.†	175	74,020
Dunkin’ Brands Group, Inc.	2,533	116,037
Jack in the Box, Inc.	275	16,456
Red Robin Gourmet Burgers, Inc.†	1,350	96,120
Sonic Corp.†	8,050	177,744
Starbucks Corp.	6,916	535,160
		1,015,537
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,710	126,178
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,350	47,212
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	500	6,725
BankFinancial Corp.	375	4,185
Beneficial Mutual Bancorp, Inc.†	1,375	18,645
Capitol Federal Financial, Inc.	375	4,560
Flushing Financial Corp.	2,525	51,889
OceanFirst Financial Corp.	1,500	24,840
		110,844
Schools — 0.2%
Strayer Education, Inc.†	5,175	271,739
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	225	6,446
Semiconductor Components-Integrated Circuits — 0.9%
Aeroflex Holding Corp.†	3,925	41,213
Atmel Corp.†	35,820	335,633
Integrated Device Technology, Inc.†	6,800	105,128
Micrel, Inc.	1,550	17,484
QUALCOMM, Inc.	8,725	691,020
TriQuint Semiconductor, Inc.†	10,875	171,934
		1,362,412
Semiconductor Equipment — 0.3%
Brooks Automation, Inc.	7,700	82,929
KLA-Tencor Corp.	2,461	178,767
Photronics, Inc.†	6,500	55,900
Ultra Clean Holdings, Inc.†	13,269	120,084
		437,680
Software Tools — 0.0%
VMware, Inc., Class A†	590	57,118
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,078	79,459
United States Steel Corp.	2,302	59,944
		139,403
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	5,625	41,963
Telecom Services — 0.4%
Amdocs, Ltd.	8,661	401,264
FairPoint Communications, Inc.†	3,575	49,943
Inteliquent, Inc.	9,675	134,192
NeuStar, Inc., Class A†	1,800	46,836
		632,235
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	11,274	260,768
Comtech Telecommunications Corp.	2,425	90,525
		351,293
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,413	118,068
Television — 0.3%
CBS Corp., Class B	5,973	371,162
ION Media Networks, Inc.†(1)(2)(3)	4	1,744
		372,906
Textile-Apparel — 0.0%
Unifi, Inc.†	1,700	46,801
Therapeutics — 0.5%
Agios Pharmaceuticals, Inc.†	200	9,164
Cara Therapeutics, Inc.†	1,425	24,254
Cerulean Pharma, Inc.†	1,638	9,500
Egalet Corp.†	767	10,063
Flexion Therapeutics, Inc.†	1,325	17,861
Kite Pharma Inc†	500	14,460
Pharmacyclics, Inc.†	3,096	277,742
Questcor Pharmaceuticals, Inc.	2,600	240,474
Xencor, Inc.†	5,325	61,877
Zafgen Inc†	500	9,890
		675,285
Tobacco — 0.3%
Altria Group, Inc.	7,649	320,799
Philip Morris International, Inc.	833	70,230
Universal Corp.	1,100	60,885
		451,914
Toys — 0.2%
Mattel, Inc.	8,007	312,033
Transactional Software — 0.2%
ACI Worldwide, Inc.†	1,500	83,745
Solera Holdings, Inc.	4,126	277,061
		360,806
Transport-Rail — 0.7%
Kansas City Southern	2,172	233,512
Union Pacific Corp.	7,746	772,663
		1,006,175
Transport-Services — 0.4%
FedEx Corp.	2,996	453,534

8

Matson, Inc.	2,813	75,501
		529,035
Transport-Truck — 0.3%
ArcBest Corp.	5,425	236,042
Celadon Group, Inc.	675	14,391
Con-way, Inc.	1,050	52,930
Heartland Express, Inc.	900	19,206
Swift Transportation Co.†	2,600	65,598
USA Truck, Inc.†	1,500	27,885
		416,052
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,600	35,104
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp.†	1,200	26,340
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	300	19,362
USANA Health Sciences, Inc.†	1,125	87,908
		107,270
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	600	8,556
Web Portals/ISP — 1.6%
Blucora, Inc.†	2,500	47,175
Google, Inc., Class A†	1,739	1,016,741
Google, Inc., Class C†	1,796	1,033,203
Yahoo!, Inc.†	6,662	234,036
		2,331,155
Wireless Equipment — 0.7%
Aerohive Networks, Inc.†	2,150	17,673
InterDigital, Inc.	7,575	362,085
Motorola Solutions, Inc.	4,975	331,186
RF Micro Devices, Inc.†	4,500	43,155
Ubiquiti Networks, Inc.†	4,575	206,744
		960,843
Total Common Stocks (cost $67,274,452)		85,156,331

PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,724
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	5,455
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	16,296
Total Preferred Securities (cost $33,968)		29,475

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$14,000	13,352
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS 4.90% due 09/30/2019(4)	15,000	14,918
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(4)	10,000	10,608
Wells Fargo Capital X 5.95% due 12/01/2086	7,000	7,140
		32,666
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 07/15/2014(4)	41,000	33,005
Bank of America Corp. FRS Series V 5.13% due 06/17/2019(4)	50,000	49,813
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(4)	22,000	22,729
JP Morgan Chase Capital XXIII FRS 1.22% due 05/15/2077	5,000	3,987
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	25,000	24,907
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	32,000	32,710
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	20,000	22,350
		189,501
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 07/31/2014†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	11,000	10,825
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	10,000	10,697
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	35,475
MetLife, Inc. 6.40% due 12/15/2066	16,000	17,880
Voya Financial, Inc. FRS 5.65% due 05/15/2053	10,000	10,175
		63,530

9

Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	185,000
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	27,000	29,160
Total Preferred Securities/Capital Securities (cost $489,270)		534,732

ASSET BACKED SECURITIES — 8.4%
Diversified Financial Services — 8.4%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,028
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	57,914	58,474
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	69,113	69,310
AMMC CDO FRS Series 2014-14A, Class A1L 1.68% due 07/27/2026*(5)	250,000	249,625
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(5)	250,000	250,620
ARES CLO Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(5)	250,000	250,437
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(6)	100,000	106,062
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	164,341
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	70,000	75,017
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	106,964	119,107
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	198,285
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.52% due 02/25/2036(7)	202,356	179,465
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	77,912
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	45,000	50,159
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	17,500	17,703
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,086
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	247,480
Cent CLO LP FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	249,495
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,716
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	80,000	81,731
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	38,000	39,181
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	20,000	20,797
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	90,000	93,903
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	100,000	105,777
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	125,000	133,644
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	100,000	108,856
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	35,000	39,186
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	113,031	104,422
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	135,000	146,872
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	70,000	73,884
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	131,104	145,844

10

CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	11,775	12,094
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	110,000	121,188
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	26,000	26,829
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	55,000	54,313
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	105,000	106,649
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	125,000	131,677
Commercial Mtg. Pass Through Certs. COMM 2014-CR17 A5 3.98% due 05/10/2047(6)	95,000	100,164
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	125,000	132,916
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	75,000	79,506
Commercial Mtg. Pass Through Certs. VRS Series 2014-CR15, Class A4 4.07% due 02/10/2047(6)	125,000	132,949
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	95,000	103,136
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	42,556	45,614
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	100,000	105,684
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	112,313	98,483
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	24,237	24,648
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	236	236
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	93,745	88,015
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	4,369	4,025
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	40,000	41,043
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	46,136	49,703
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	100,000	113,197
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	249,023
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(5)	250,000	250,010
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	180,664	170,531
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,104
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,139
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,140
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,031
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	25,000	24,978
GRACE 2014-GRCE Mtg. Trust Series 2014-GRCE, Class A 3.37% due 06/10/2028*(6)	100,000	103,237
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	114,572
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	15,000	15,067
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	108,570
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	35,222
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,598

11

GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	45,000	44,973
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	93,007
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	100,000	104,341
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	120,000	126,842
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	65,000	70,173
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/2045(6)	13,621	15,083
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.54% due 04/25/2036(7)	15,964	13,676
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	79,966	75,278
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/2047(7)	46,810	41,059
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.77% due 04/25/2035(7)	61,965	60,696
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	162,036
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	99,468	89,296
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	55,000	54,102
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	100,000	104,226
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	95,000	102,017
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(6)	95,000	104,786
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(6)	38,000	39,532
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	70,000	73,933
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	30,000	32,259
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	45,204	49,579
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	94,364	101,111
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	101,822	109,933
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.32% due 04/15/2041(6)	125,000	142,211
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	250,613
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(5)	250,000	250,399
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(1)(5)	250,000	249,873
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	93,203	93,432
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.57% due 12/25/2034(7)	59,091	59,893
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	95,000	101,391
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	122,980	132,681
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	50,092	55,647
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	70,500	77,821
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	20,000	21,216
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	140,610	151,487
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	95,000	104,755

12

Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	65,000	72,389
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(6)	55,000	63,176
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	72,326	65,897
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	246,720	226,049
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	40,000	40,018
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	19,480	18,865
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	47,560	28,785
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(5)	250,000	250,624
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	115,000	115,870
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	37,084	37,387
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	118,090	83,075
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	123,786	107,569
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	23,483	23,904
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	130,000	130,017
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,167
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	53,776	56,505
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	19,000	20,668
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	100,000	103,911
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	131,727	134,641
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	4,489	4,503
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	186,999	189,650
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	78,879	74,186
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	125,000	131,691
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	125,111	133,001
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	37,348
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	120,000	134,913
Total Asset Backed Securities (cost $12,091,341)		12,298,876

U.S. CORPORATE BONDS & NOTES — 11.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	11,000	11,035
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	15,000	15,478
		26,513
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,730
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,652
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	5,000	5,163
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	4,000	4,110

13

Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022*	20,000	20,050
		29,323
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	111,862
Monsanto Co. Senior Notes 2.13% due 07/15/2019	70,000	70,173
Monsanto Co. Senior Notes 4.20% due 07/15/2034	5,000	5,046
Monsanto Co. Senior Notes 4.70% due 07/15/2064	9,000	9,035
		196,116
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	159,263
Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,098
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	10,172	10,426
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	68,015	69,375
United Airlines, Inc., Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,400
		96,299
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	3,000	3,233
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,187
		8,420
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	4,000	4,020
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	55,000	57,337
		61,357
Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	65,000	63,212
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,158
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	59,881
		63,039
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	5,078
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	97,537
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	28,000	35,347
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	29,000	30,949
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	12,378
		181,289
Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	138,333
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	8,000	7,992
PNC Financial Services Group, Inc. Sub. Notes 3.90% due 04/29/2024	85,000	86,615
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	110,603
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	120,563
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	105,000	105,359
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	39,804
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	19,000	19,239

14

Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	195,000	202,567
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	104,504
		935,579
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	26,000	26,117
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	68,858
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	20,217
		115,192
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	43,100
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	35,000	37,275
		80,375
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	10,000
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,270
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*	5,000	5,038
		9,308
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,306
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,506
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	59,550
		121,362
Cable/Satellite TV — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,181
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	56,498
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	25,000	26,441
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	109,165
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,069
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,746
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	21,000	22,267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,908
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	21,700
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	68,400
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,286
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	58,323
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	5,000	6,221
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	53,249
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	12,000	16,143
		589,022
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,388

15

Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	74,725
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	40,000	42,400
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,425
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,250
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,500
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	31,575
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	7,000	7,481
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,825
		206,181
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	4,150
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,525
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,625
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,495
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	105,787
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		127,177
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	10,000	10,475
Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	155,000	156,336
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	95,000	97,409
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	105,000	114,556
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	49,000	56,401
		424,702
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	14,000	14,770
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	8,000	8,870
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	3,015
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	48,038
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,958
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	135,000	137,772
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	90,000	105,296
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,329
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,630
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	25,221
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	16,000	16,689
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	28,648

16

Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	50,000	55,773
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	47,000	52,618
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	57,187
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	120,246
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	68,470
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	102,255
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,942
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	75,000	76,347
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	20,000	19,902
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	13,000	14,598
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,585
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	170,876
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,362
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	58,386
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	54,000	64,964
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	75,342
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	65,000	63,799
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,393
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	49,000	53,059
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	156,470
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	146,950
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	35,470
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	250,000	288,409
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	64,797
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	151,648
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	25,280
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	17,000	17,245
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,840
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	145,000	155,646
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,637
Morgan Stanley Notes 6.63% due 04/01/2018	125,000	146,122
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,898
		2,956,101
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	19,000	21,157
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	131,503
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	85,938
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	96,000	116,468
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	36,000	47,490
		402,556

17

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	34,000	39,617
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,675
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,439
		67,731
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,380
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,970
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	30,675
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,155
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	60,125
		101,925
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	9,000	9,574
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,140
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	33,000
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	24,900
Edison International Senior Notes 3.75% due 09/15/2017	50,000	53,350
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	87,702
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	16,546
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	15,000	15,155
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	14,000	14,185
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,288
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,450
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	14,000	15,080
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	35,000	36,183
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,224
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	18,000	18,027
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	40,000	52,234
		483,038
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	16,000	16,005
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,144
Oracle Corp. Senior Notes 4.30% due 07/08/2034	26,000	25,989
		31,133
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	123,912
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	7,000	7,033
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,060
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	127,679
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	9,000	11,509
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	122,331

18

General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,719
		285,331
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	9,963
SLM Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,937
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,063
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	112,337
		149,300
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	47,603
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	10,000	1,975
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		49,581
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	104,687
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	7,000	7,560
		112,247
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	28,000	28,110
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024	12,000	11,929
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,000	3,195
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,725
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	11,000	14,086
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	20,000	20,549
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	4,120
		24,669
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,400
Service Corp. International Senior Notes 7.00% due 06/15/2017	20,000	22,350
		61,750
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	87,717
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	8,000	7,209
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,875
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,110
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,310
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	16,227	17,606
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	84,000	91,140
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,340
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,293
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	6,000	6,390

19

NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,925
		140,114
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,883
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,853
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,020
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	10,000	10,053
		20,926
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	35,790
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*	8,000	8,042
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	50,000	53,642
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	100,000	155,636
		253,110
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	15,000	17,055
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	103,517
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,222
		138,794
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,360
Machinery-Farming — 0.0%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	14,000	14,192
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	32,000	32,068
		46,260
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,100
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,274
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,190
		18,464
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	37,556
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	32,805
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	60,000	61,566
		131,927
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,574
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,140
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	9,000	8,989
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	22,000	24,024
		125,727
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	23,244
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	50,000	50,132
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,150

20

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	50,451
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	90,632
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,282
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	81,667
		298,314
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,150
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	20,000	20,500
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	35,306
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,419
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,462
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	39,375
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	50,000	53,562
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,199
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	10,138
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	105,000	113,925
		295,036
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.80% due 03/15/2024	25,000	25,558
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	103,051
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	122,421
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	133,800
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	11,604
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	135,244
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	13,204
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	55,000	54,720
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	64,000	59,408
		633,452
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	15,000	15,117
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	25,000	25,859
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	13,000	14,034
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,250
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	86,000	109,671
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,175
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	2,000	2,130
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	20,000	20,450
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,383

21

EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,350
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,365
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	10,000	10,000
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	5,000	5,231
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,338
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,240
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,712
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	17,044
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,550
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	5,000	5,425
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,180
		224,744
Oil Companies-Integrated — 0.1%
Hess Corp. Senior Notes 1.30% due 06/15/2017	50,000	50,084
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	17,442
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,890
		74,416
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	4,000	4,210
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,056
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	8,000	9,941
		19,207
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,880
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	32,000	38,143
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	16,393
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	23,085
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	4,000	4,160
		85,661
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	171,716
Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	7,000	7,376
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	3,053
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	4,000	3,733
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,186
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	45,000	52,712
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	115,500
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	135,000	133,758
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	141,546

22

Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	24,000	28,516
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	9,000	9,180
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	125,000	131,952
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	70,000	76,475
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	5,000	5,188
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	6,120
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	130,000	133,537
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	8,000	8,079
Williams Partners LP Senior Notes 3.90% due 01/15/2025	90,000	90,415
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	78,217
		1,027,543
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	10,000	10,000
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	70,000	72,450
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,706
		78,156
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,128
Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	105,611
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	53,627
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,452
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	28,436
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	100,749
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,683
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	140,200
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	127,820
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,263
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,816
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	15,000	15,320
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,241
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	76,094
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,221
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	39,810
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,287
		920,630
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	9,000	9,122
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,819
		19,941

23

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,622
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	8,000	8,028
		18,650
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	60,000	59,912
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	32,759
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,315
		95,986
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	6,000	6,015
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	24,000	25,307
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	72,464
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	42,542
		140,313
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	33,113
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	110,000	114,990
Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	14,000	13,222
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	50,501
		63,723
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	7,913	8,428
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,147	10,239
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,252	13,998
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	118,193	142,867
		175,532
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	9,525
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	64,950
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	5,000	4,763
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	10,575
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,800
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	8,160
		27,535
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	13,037
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	41,000	47,393
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,262
		77,692
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	8,038
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,705

24

University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,977
		20,720
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,830
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	137,800
		149,630
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,975
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	52,440
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,525
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,080
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,300
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,910
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	8,000	8,158
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	25,000	27,563
		141,931
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,475
Telecom Services — 0.2%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	20,338
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	85,498
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	205,365
		311,201
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	21,000	19,906
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	125,000	127,607
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,165
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,481
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	7,080
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,395
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	85,000	90,906
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	23,100
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	106,314
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	53,000	64,922
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	250,000	314,610
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	105,000	143,999
		910,485
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,638
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	33,000	43,241
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,430

25

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,330
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	51,396
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,118
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	103,956
		165,479
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	85,000	87,125
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,112
		92,237
Total U.S. Corporate Bonds & Notes (cost $15,506,823)		16,404,830

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,350
Banks-Commercial — 0.7%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	18,000	18,068
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	340,324
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	232,255
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	107,000	120,236
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	17,000	17,108
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	209,009
		937,000
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,185
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	5,000	5,250
Diversified Banking Institutions — 0.4%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,843
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,989
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	127,589
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,361
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	150,000	152,310
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	26,000	28,111
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	14,230
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	32,812
		483,245
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,120
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	16,000	17,160
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	8,000	8,528
		25,688
Electric-Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	8,000	9,034

26

Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,285
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	9,000	9,229
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	11,000	11,446
		20,675
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,400
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,057
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*	9,000	9,098
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	9,000	9,085
		18,183
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	15,000	14,695
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	9,255
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	7,259
		16,514
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	12,000	16,337
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	32,550
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,375
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,410
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	40,599
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	22,000	23,853
		124,124
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	32,000	32,682
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,559
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	125,000	137,623
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	11,000	11,377
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	12,000	13,230
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	72,956
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	5,000	5,205
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	12,000	13,935
		305,567
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	4,100
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	3,000	3,176
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,359
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,088
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	2,000	1,985

27

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,240
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	109,687
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	30,000	34,687
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	25,000	28,813
		173,187
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	34,564
Total Foreign Corporate Bonds & Notes (cost $2,302,878)		2,410,071
MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	72,092
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	20,000	22,053
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	13,387
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	10,236
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	15,569
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	89,952
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	35,000	39,684
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	90,199
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	61,399
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	81,506
University of California Revenue Bonds Series AI 5.00% due 05/15/2038	100,000	111,993
Total Municipal Bonds & Notes (cost $527,892)		608,070
U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	9,602	9,757
3.00% due 08/01/2027	15,397	15,979
3.00% due 10/01/2042	23,244	23,035
3.00% due 11/01/2042	17,272	17,058
3.00% due 02/01/2043	47,427	46,840
3.00% due 08/01/2043	192,773	190,625
3.50% due 03/01/2042	11,750	12,093
3.50% due 08/01/2042	66,236	68,171
3.50% due 09/01/2043	48,164	49,600
4.00% due 03/01/2023	19,229	20,422
4.00% due 10/01/2043	121,230	128,604
4.50% due 01/01/2039	3,591	3,887
5.00% due 05/01/2020	184,719	198,853
5.00% due 05/01/2034	36,839	41,381
5.50% due 07/01/2034	9,641	10,837
5.50% due 05/01/2037	6,392	7,137
6.00% due 08/01/2026	38,612	43,345
6.50% due 05/01/2029	2,581	2,948
6.50% due 05/01/2036	341	384
7.50% due 08/01/2023	118	130
7.50% due 08/01/2025	1,579	1,597
Federal Home Loan Mtg. Corp. FRS
Series 2014-DN2, Class M2
1.80% due 04/25/2024(7)	15,000	15,103
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	9,297	8,964
Series 1577, Class PK
6.50% due 09/15/2023(7)	9,268	10,257
Series 1226, Class Z
7.75% due 03/15/2022(7)	709	765
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	8,000	8,270
		936,042
Federal National Mtg. Assoc. — 10.1%
2.50% due 02/01/2043	97,236	92,293
2.50% due 03/01/2043	195,519	185,580
3.00% due 12/01/2027	21,676	22,552
3.00% due 01/01/2028	27,419	28,526
3.00% due 12/01/2042	8,295	8,205

28

3.00% due 05/01/2043	76,060	75,227
3.00% due July 15 TBA	600,000	623,250
3.00% due July 30 TBA	2,600,000	2,568,517
3.50% due 09/01/2026	21,605	22,925
3.50% due 10/01/2028	116,903	124,075
3.50% due 08/01/2043	313,542	323,258
3.50% due July 30 TBA	2,000,000	2,058,750
4.00% due 08/01/2026	16,817	18,018
4.00% due 11/01/2040	26,580	28,248
4.00% due 12/01/2040	68,797	73,115
4.00% due 11/01/2041	9,992	10,632
4.00% due 01/01/2042	25,532	27,155
4.00% due 11/01/2043	63,523	67,510
4.00% due 12/01/2043	19,522	20,797
4.00% due July 30 TBA	1,042,000	1,105,822
4.50% due 01/01/2039	7,978	8,644
4.50% due 06/01/2039	161,658	176,356
4.50% due 09/01/2039	18,898	20,484
4.50% due 05/01/2041	19,644	21,284
4.50% due 03/01/2042	167,193	181,415
4.50% due July 30 TBA	2,747,000	2,974,916
4.85% due 11/01/2015	538,398	557,202
4.96% due 01/01/2015	145,777	145,780
5.00% due 03/01/2018	4,941	5,242
5.00% due 06/01/2019	2,124	2,261
5.00% due 03/01/2020	9,004	9,723
5.00% due 05/01/2035	6,148	6,832
5.00% due 07/01/2040	117,638	130,790
5.00% due July 30 TBA	1,450,000	1,610,180
5.50% due 05/01/2020	31,523	33,506
5.50% due 06/01/2020	40,371	42,910
5.50% due 12/01/2029	5,488	6,162
5.50% due 06/01/2035	325,532	365,445
5.50% due 06/01/2036	140,064	157,547
5.50% due 08/01/2037	30,421	34,110
5.50% due 06/01/2038	27,360	30,810
6.00% due 06/01/2017	3,584	3,760
6.00% due 06/01/2021	94,619	101,508
6.00% due 12/01/2033	17,762	20,155
6.00% due 05/01/2034	13,875	15,745
6.00% due 08/01/2034	3,055	3,467
6.00% due 11/01/2038	5,304	5,974
6.00% due July 30 TBA	500,000	563,203
7.00% due 06/01/2037	39,620	43,742
Federal National Mtg. Assoc. Connecticut Avenue Securities
Series 2014-C02 2M1
1.10% due 05/25/2024 FRS(7)	9,833	9,835
Series 2014-C01, Class M1
1.75% due 01/25/2024 FRS(7)	10,405	10,583
Series 2014-C01, Class M2
2.15% due 10/25/2023 FRS(7)	23,750	24,379
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	14,100	13,889
		14,822,294
Government National Mtg. Assoc. — 2.2%
4.00% due 07/15/2041	53,893	57,660
4.00% due 08/15/2041	24,132	25,819
4.00% due 10/15/2041	52,681	56,363
4.00% due July 30 TBA	1,300,000	1,388,562
4.50% due 06/15/2041	1,417,906	1,549,823
6.00% due 11/15/2028	39,544	44,906
7.00% due 07/15/2033	17,165	20,162
8.50% due 11/15/2017	455	492
9.00% due 11/15/2021	235	267
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	1,452	1,670
Series 2005-74, Class HC
7.50% due 09/16/2035(7)	9,062	10,527
		3,156,251
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000	10,081
Total U.S. Government Agencies (cost $18,647,363)		18,924,668
U.S. GOVERNMENT TREASURIES — 9.8%
United States Treasury Bonds — 0.4%
United States Treasury Bonds 4.38% due 11/15/2039(8)	229,200	274,467
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	305,133	335,599
		610,066
United States Treasury Notes — 9.4%
United States Treasury Notes
0.25% due 11/30/2014(8)	90,000	90,060
0.25% due 01/31/2015	47,000	47,046
0.25% due 07/31/2015	1,860,000	1,861,962
0.38% due 04/15/2015	25,000	25,055
0.38% due 08/31/2015	500,000	501,250
0.63% due 08/15/2016	3,010,000	3,017,290
0.63% due 12/15/2016	65,000	64,964
0.63% due 08/31/2017	131,000	129,567
0.63% due 09/30/2017	21,000	20,739
0.75% due 01/15/2017	14,000	14,023
1.00% due 08/31/2016	100,000	101,031
1.00% due 10/31/2016	50,000	50,469
1.00% due 03/31/2017	99,000	99,588
1.00% due 05/31/2018	6,000	5,935
1.13% due 05/31/2019	10,000	9,774
1.25% due 10/31/2015	27,000	27,380
1.25% due 11/30/2018	10,000	9,909
1.38% due 11/30/2015	334,000	339,401
1.38% due 07/31/2018	572,000	572,715
1.50% due 08/31/2018	663,000	666,470
1.50% due 02/28/2019	20,000	19,967

29

1.63% due 08/15/2022	53,000		50,317
1.75% due 05/15/2022	18,000		17,326
2.00% due 01/31/2016	735,000		754,897
2.00% due 04/30/2016	490,000		504,432
2.13% due 05/31/2015	12,000		12,218
2.50% due 05/15/2024	10,000		9,986
2.75% due 12/31/2017	15,000		15,850
United States Treasury Notes FRS 0.08% due 01/31/2016	64,000		63,999
United States Treasury Notes TIPS
0.13% due 04/15/2018(9)	1,930,941		1,994,602
0.13% due 04/15/2019(9)	1,492,169		1,536,469
0.63% due 01/15/2024(9)	1,092,114		1,131,703
			13,766,394
Total U.S. Government Treasuries (cost $14,217,576)			14,376,460
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	12,000		12,101
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	3,000		3,075
Sovereign — 1.0%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(9)	BRL	386,461	172,688
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	132,000	57,741
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,029
Government of Japan Senior Notes 0.10% due 09/10/2023(9)	JPY	55,651,200	596,010
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		21,000	20,737
Republic of Colombia Bonds 3.50% due 04/17/2019(9)	COP	101,078,148	55,042
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	105,800,000	57,817
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	250,000	109,114
Russian Federation Bonds 8.15% due 02/03/2027	RUB	1,925,000	55,741
United Mexican States Bonds 2.00% due 06/09/2022(9)	MXN	702,962	$53,987
United Mexican States Senior Notes 3.50% due 01/21/2021		25,000	25,962
United Mexican States Senior Notes 4.75% due 03/08/2044		208,000	212,160
United Mexican States Bonds 8.00% due 12/07/2023	MXN	628,900	56,634
			1,485,662
Total Foreign Government Obligations (cost $1,416,714)			1,500,838
Total Long-Term Investment Securities (cost $132,508,277)			152,244,351

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2014 (cost $232,000)		$232,000	232,000
REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $377,000 collateralized by $415,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $388,575	377,000		377,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,425,000		1,425,000
Barclays Capital PLC Joint Repurchase Agreement(10)	1,365,000		1,365,000
BNP Paribas SA Joint Repurchase Agreement(10)	910,000		910,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,255,000		1,255,000
UBS Securities LLC Joint Repurchase Agreement(10)	1,365,000		1,365,000
Total Repurchase Agreements (cost $6,697,000)			6,697,000

30

TOTAL INVESTMENTS (cost $139,437,277)(12)	108.8%	159,173,351
Liabilities in excess of other assets	(8.8)	(12,835,013)
NET ASSETS	100.0%	$146,338,338

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $8,257,528 representing 5.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $3,723 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Common Stock	03/05/2014	4	$—	$1,744	$436	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	See Note 4 for cost of investments on a tax basis.
BRL — Brazilian Real
COP — Colombian Peso
CVR — Contingent Value Rights
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
15	Short	90Day Euro Future	December 2016	$3,672,580	$3,675,938	$(3,358)
3	Long	Russell 2000 Mini Index	September 2014	350,431	357,090	6,659
4	Long	U.S. Treasury 2YR Notes	September 2014	878,875	878,375	(500)
5	Short	U.S. Treasury 5YR Notes	September 2014	596,491	597,304	(813)
33	Short	U.S. Treasury 10YR Notes	September 2014	4,115,508	4,130,672	(15,164)
20	Short	U.S. Long Bonds	September 2014	2,751,609	2,743,750	7,859
16	Long	U.S. Ultra Bonds	September 2014	2,372,074	2,399,000	26,926
						$21,609

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	37,505,000	USD	368,041	09/17/2014	$—	$(2,382)
	RUB	1,924,000	USD	54,789	09/17/2014	—	(905)
						—	(3,287)
Barclays Bank PLC	USD	192,816	JPY	19,739,000	09/17/2014	2,138	—

BNP Paribas SA	JPY	37,505,000	USD	368,050	09/17/2014	—	(2,373)

Citibank N.A.	PEN	144,000	USD	51,001	09/17/2014	—	(38)

UBS AG	BRL	64,000	USD	28,315	07/02/2014	—	(650)
	BRL	64,000	USD	28,740	08/04/2014	45	—
	USD	29,006	BRL	64,000	07/02/2014	—	(40)
						45	(690)

Net Unrealized Appreciation (Depreciation)						$2,183	$(6,388)

BRL—Brazilian Real

JPY—Japanese Yen

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$3,834,432	$—	$0	$3,834,432
Television	371,162	—	1,744	372,906
Other Industries*	80,948,993	—	—	80,948,993
Preferred Securities	29,475	—	—	29,475
Preferred Securities/Capital Securities	—	534,732	—	534,732
Asset Backed Securities:
Diversified Financial Services	—	12,049,003	249,873	12,298,876
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	16,404,830	—	16,404,830
Foreign Corporate Bonds & Notes	—	2,410,071	—	2,410,071
Municipal Bonds & Notes	—	608,070	—	608,070
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	14,822,294	—	14,822,294
Other Government Agencies*	—	4,102,374	—	4,102,374
U.S. Government Treasuries:
United States Treasury Bonds	—	610,066	—	610,066
United States Treasury Notes	—	13,766,394	—	13,766,394
Foreign Government Obligations	—	1,500,838	—	1,500,838
Short-Term Investment Securities
Time Deposits	—	232,000	—	232,000
Repurchase Agreements	—	6,697,000	—	6,697,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	41,444	—	—	41,444
Open Forward Foreign Currency
Contracts-Appreciation	—	2,183	—	2,183
Total	$85,225,506	$73,739,855	$251,617	$159,216,978

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$19,835	$—	$—	$19,835
Open Forward Foreign Currency
Contracts-Depreciation	—	6,388	—	6,388
Total	$19,835	$6,388	$—	$26,223

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

31

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
COMMON STOCKS — 31.7%
Aerospace/Defense — 0.1%
Boeing Co.	1,003	$127,612
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.†	1,394	128,931
United Technologies Corp.	1,688	194,880
		323,811
Agricultural Chemicals — 0.2%
Monsanto Co.	1,488	185,613
Airlines — 0.2%
United Continental Holdings, Inc.†	4,474	183,747
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,436	98,983
Michael Kors Holdings, Ltd.†	830	73,580
Ralph Lauren Corp.	559	89,826
		262,389
Applications Software — 0.5%
Microsoft Corp.	11,552	481,718
Salesforce.com, Inc.†	835	48,497
		530,215
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,600	201,630
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	7,095	122,318
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,022	127,042
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,347	87,811
Banks-Commercial — 0.1%
PacWest Bancorp	1,859	80,253
Regions Financial Corp.	7,279	77,303
		157,556
Banks-Super Regional — 0.9%
Capital One Financial Corp.	2,865	236,649
Comerica, Inc.	2,682	134,529
Fifth Third Bancorp	1,376	29,378
PNC Financial Services Group, Inc.	1,022	91,009
SunTrust Banks, Inc.	2,082	83,405
US Bancorp	4,200	181,944
Wells Fargo & Co.	3,855	202,619
		959,533
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	4,326	183,250
Monster Beverage Corp.†	1,778	126,291
PepsiCo, Inc.	5,059	451,971
		761,512
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,238	116,582
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	6,812	365,668
Time Warner Cable, Inc.	808	119,019
		484,687
Casino Hotels — 0.2%
MGM Resorts International†	9,303	245,599
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	6,213	208,881
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	91	5,850
Dow Chemical Co.	925	47,601
E.I. du Pont de Nemours & Co.	380	24,867
LyondellBasell Industries NV, Class A	3,181	310,625
PPG Industries, Inc.	755	158,663
Rockwood Holdings, Inc.	1,555	118,164
		665,770
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	3,435	252,370
Vantiv, Inc., Class A†	3,136	105,432
		357,802
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,558	118,128
Computer Services — 0.2%
IHS, Inc., Class A†	787	106,772
International Business Machines Corp.	573	103,868
		210,640
Computers — 1.6%
Apple, Inc.	18,358	1,706,009
Hewlett-Packard Co.	1,744	58,738
		1,764,747
Computers-Integrated Systems — 0.2%
NCR Corp.†	5,287	185,521
Computers-Memory Devices — 0.2%
EMC Corp.	5,773	152,061
NetApp, Inc.	1,269	46,344
		198,405
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	3,952	196,652
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	931	98,304
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	7,155	487,828
Estee Lauder Cos., Inc., Class A	887	65,869
Procter & Gamble Co.	816	64,129
		617,826
Distribution/Wholesale — 0.0%
WESCO International, Inc.†	584	50,446
Diversified Banking Institutions — 0.9%
Bank of America Corp.	2,497	38,379
Citigroup, Inc.	4,222	198,856
Goldman Sachs Group, Inc.	1,467	245,634
JPMorgan Chase & Co.	5,800	334,196
Morgan Stanley	3,932	127,122
		944,187
Diversified Manufacturing Operations — 0.7%
Colfax Corp.†	1,994	148,633
Danaher Corp.	1,981	155,964
Dover Corp.	1,446	131,513
Eaton Corp. PLC	1,656	127,810
General Electric Co.	5,749	151,084
		715,004
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,009	327,703
eBay, Inc.†	4,670	233,780
		561,483

1

E-Commerce/Services — 0.2%
Priceline Group, Inc.†	190	228,570
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,541	168,621
Electric-Integrated — 0.1%
NextEra Energy, Inc.	445	45,603
PG&E Corp.	880	42,258
		87,861
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,771	115,606
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	5,205	321,877
Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Ltd.†	2,036	47,846
Intel Corp.	3,556	109,880
Texas Instruments, Inc.	2,541	121,434
Xilinx, Inc.	2,215	104,792
		383,952
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,217	213,586
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	9,731	170,195
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,642	117,964
Electronic Security Devices — 0.1%
Tyco International, Ltd.	3,138	143,093
Engineering/R&D Services — 0.1%
Fluor Corp.	1,115	85,743
Enterprise Software/Service — 0.3%
Informatica Corp.†	3,090	110,159
Oracle Corp.	4,402	178,413
		288,572
Finance-Credit Card — 0.3%
American Express Co.	1,317	124,944
Visa, Inc., Class A	1,152	242,738
		367,682
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	3,693	78,513
LPL Financial Holdings, Inc.	1,869	92,964
TD Ameritrade Holding Corp.	2,864	89,787
		261,264
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	490	92,561
Food-Confectionery — 0.2%
Hershey Co.	1,746	170,008
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	4,331	162,889
Food-Retail — 0.3%
Kroger Co.	3,456	170,830
Whole Foods Market, Inc.	4,079	157,572
		328,402
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	936	57,077
Marriott International, Inc., Class A	1,514	97,047
Starwood Hotels & Resorts Worldwide, Inc.	1,697	137,152
		291,276
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,315	87,080
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,414	181,869
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,597	148,441
Sensata Technologies Holding NV†	5,308	248,308
		396,749
Insurance Brokers — 0.1%
Aon PLC	1,658	149,369
Insurance-Life/Health — 0.3%
Lincoln National Corp.	3,093	159,104
Prudential Financial, Inc.	1,786	158,543
		317,647
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	5,791	207,376
Insurance-Property/Casualty — 0.1%
Chubb Corp.	613	56,500
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	2,333	156,988
Pandora Media, Inc.†	4,535	133,782
Twitter, Inc.†	1,153	47,238
		338,008
Investment Management/Advisor Services — 0.1%
Affiliated Managers Group, Inc.†	397	81,544
T. Rowe Price Group, Inc.	779	65,755
		147,299
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	696	75,634
Terex Corp.	2,891	118,820
		194,454
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,087	158,713
Medical Information Systems — 0.1%
athenahealth, Inc.†	780	97,601
Medical Products — 0.3%
Covidien PLC	1,345	121,292
Zimmer Holdings, Inc.	1,568	162,853
		284,145
Medical-Biomedical/Gene — 1.5%
Biogen Idec, Inc.†	616	194,231
Celgene Corp.†	3,264	280,312
Gilead Sciences, Inc.†	6,027	499,699
Isis Pharmaceuticals, Inc.†	3,999	137,766
Medivation, Inc.†	4,104	316,336
NPS Pharmaceuticals, Inc.†	4,394	145,222
Vertex Pharmaceuticals, Inc.†	1,012	95,816
		1,669,382
Medical-Drugs — 1.3%
Bristol-Myers Squibb Co.	4,135	200,589
Eli Lilly & Co.	2,204	137,023
Endo International PLC†	2,149	150,473
Jazz Pharmaceuticals PLC†	1,227	180,381
Johnson & Johnson	1,915	200,347
Mallinckrodt PLC†	2,143	171,483
Merck & Co., Inc.	2,561	148,154
Pfizer, Inc.	6,998	207,700
		1,396,150

2

Medical-HMO — 0.3%
Aetna, Inc.	2,028	164,430
UnitedHealth Group, Inc.	1,624	132,762
		297,192
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	5,722	322,606
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,182	220,100
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	927	233,975
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,538	92,637
Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	11,083	389,567
Walt Disney Co.	5,012	429,729
		819,296
Networking Products — 0.2%
Cisco Systems, Inc.	8,284	205,857
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,142	132,598
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	3,012	329,724
Cabot Oil & Gas Corp.	190	6,487
EOG Resources, Inc.	2,758	322,300
EQT Corp.	496	53,022
Noble Energy, Inc.	2,248	174,130
Occidental Petroleum Corp.	758	77,793
Pioneer Natural Resources Co.	654	150,296
Range Resources Corp.	441	38,345
		1,152,097
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,140	148,827
Exxon Mobil Corp.	2,020	203,373
Hess Corp.	1,739	171,970
Phillips 66	1,584	127,401
		651,571
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	828	68,186
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	639	49,887
Valero Energy Corp.	2,154	107,915
		157,802
Oil-Field Services — 0.5%
Core Laboratories NV	761	127,133
Halliburton Co.	2,071	147,062
NOW, Inc.†	150	5,431
Schlumberger, Ltd.	1,818	214,433
		494,059
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	6,678	462,986
Omnicare, Inc.	2,161	143,858
		606,844
Real Estate Investment Trusts — 0.5%
American Tower Corp.	4,243	381,785
Host Hotels & Resorts, Inc.	3,327	73,227
Lexington Realty Trust	3,294	36,267
Simon Property Group, Inc.	494	82,143
		573,422
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	638	80,637
Retail-Apparel/Shoe — 0.1%
PVH Corp.	928	108,205
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	385	206,452
Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	5,804	278,534
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	1,793	171,483
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,147	86,105
Retail-Drug Store — 0.2%
CVS Caremark Corp.	2,265	170,713
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,215	133,786
Retail-Jewelry — 0.1%
Tiffany & Co.	1,138	114,084
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,602	114,992
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	3,343	177,680
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	856	78,247
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,461	87,368
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	1,686	88,818
Macy’s, Inc.	1,827	106,003
		194,821
Retail-Restaurants — 0.3%
Dunkin’ Brands Group, Inc.	1,621	74,258
Starbucks Corp.	3,279	253,729
		327,987
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,286	106,436
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.†	16,703	156,507
QUALCOMM, Inc.	4,972	393,783
		550,290
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,148	83,391
Software Tools — 0.0%
VMware, Inc., Class A†	483	46,759
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	881	64,938
United States Steel Corp.	1,790	46,612
		111,550
Telecom Services — 0.2%
Amdocs, Ltd.	4,266	197,644
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	5,296	122,496
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,942	95,022
Television — 0.2%
CBS Corp., Class B	2,941	182,754

3

ION Media Networks, Inc.†(1)(2)(3)	10	4,360
		187,114
Therapeutics — 0.1%
Pharmacyclics, Inc.†	1,447	129,810
Tobacco — 0.2%
Altria Group, Inc.	3,561	149,348
Philip Morris International, Inc.	697	58,764
		208,112
Toys — 0.1%
Mattel, Inc.	3,977	154,984
Transactional Software — 0.1%
Solera Holdings, Inc.	1,976	132,688
Transport-Rail — 0.5%
Kansas City Southern	1,027	110,413
Union Pacific Corp.	4,721	470,920
		581,333
Transport-Services — 0.2%
FedEx Corp.	1,418	214,657
Web Portals/ISP — 1.2%
Google, Inc., Class A†	983	574,731
Google, Inc., Class C†	975	560,898
Yahoo!, Inc.†	5,389	189,315
		1,324,944
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,354	156,706
Total Common Stocks (cost $26,915,687)		34,216,789
PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	15,449
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	9,819
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,350	31,428
Total Preferred Securities (cost $65,142)		56,696
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$27,000	25,751
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 4.90% due 09/30/2019(4)	30,000	29,836
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(4)	22,000	23,337
Wells Fargo Capital X 5.95% due 12/01/2086	14,000	14,280
		67,453
Diversified Banking Institutions — 0.3%
BAC Capital Trust XIII FRS Series F 4.00% due 07/15/2014(4)	82,000	66,010
Bank of America Corp. FRS Series V 5.13% due 06/17/2019(4)	97,000	96,637
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(4)	41,000	42,358
JP Morgan Chase Capital XXIII FRS 1.22% due 05/15/2077	10,000	7,975
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	47,000	46,826
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	60,000	61,331
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	39,000	43,582
		364,719
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 07/31/2014†(2)	16,000	2
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	22,000	21,650
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	19,000	20,324
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	41,387
MetLife, Inc. 6.40% due 12/15/2066	32,000	35,760
Voya Financial, Inc. FRS 5.65% due 05/15/2053	15,000	15,263
		92,410
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	222,000
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	51,000	55,080
Total Preferred Securities/Capital Securities (cost $796,852)		869,389
ASSET BACKED SECURITIES — 13.0%
Diversified Financial Services — 13.0%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000	15,053
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	68,773	69,438
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	78,328	78,552

4

AMMC CDO FRS Series 2014-14A, Class A1L 1.68% due 07/27/2026*(5)	250,000	249,625
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(5)	250,000	250,619
ARES CLO Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(5)	250,000	250,437
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(6)	100,000	106,061
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	179,748
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	90,000	96,450
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	118,827	132,316
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	105,000	115,304
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	208,199
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.52% due 02/25/2036(7)	234,665	208,119
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	80,000	89,042
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	50,000	55,732
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	20,833	21,074
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,179
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	247,480
Cent CLO LP FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	249,495
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,716
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	100,000	99,949
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	50,000	51,082
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	59,000	60,833
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	78,000	81,107
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	100,000	104,337
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	120,000	126,933
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	135,000	144,336
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	110,000	119,741
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	40,000	44,784
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	140,921	130,189
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	145,000	157,752
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	75,000	79,161
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	155,383	172,852
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	53,969	55,432
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	120,000	132,205
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	52,000	53,658
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	65,000	64,188
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	142,199
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	100,000	103,473
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	140,000	147,478
Commercial Mtg. Pass Through Certs. COMM 2014-CR17 A5 3.98% due 05/10/2047(6)	105,000	110,708
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	135,155	143,714
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	85,000	90,107

5

Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	105,110	114,112
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	52,013	55,750
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	110,000	116,252
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	128,357	112,552
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	24,237	24,648
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	1,599	1,602
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	119,478	112,176
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,780	5,324
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	45,000	46,174
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	50,750	54,673
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	100,000	113,197
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	6,764	7,268
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	249,023
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(5)	250,000	250,009
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	225,830	213,164
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,104
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,174
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,168
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,063
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	25,000	24,978
GRACE 2014-GRCE Mtg. Trust Series 2014-GRCE, Class A 3.37% due 06/10/2028*(6)	105,000	108,399
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	136,396
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	31,000	31,138
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	123,375
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,744
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,598
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(6)	70,000	72,913
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	50,000	49,970
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	114,776
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	130,000	137,412
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	60,000	64,775
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	126,784
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/2045(6)	32,690	36,200
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.54% due 04/25/2036(7)	17,738	15,196
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	97,918	92,178
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/2047(7)	55,478	48,662
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.77% due 04/25/2035(7)	80,554	78,905
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	177,227
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	130,552	117,201
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	65,000	63,939

6

JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	125,072
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	112,756
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(6)	105,000	115,816
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	80,000	84,495
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	35,000	37,635
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	53,422	58,593
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	103,801	111,222
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.32% due 04/15/2041(6)	145,000	164,965
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	250,612
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(5)	250,000	250,399
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(1)(5)	250,000	249,872
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	47,163	47,279
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.57% due 12/25/2034(7)	75,001	76,018
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	110,000	117,400
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	132,818	143,295
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	55,000	61,100
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	105,000	115,904
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,520
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	155,156	167,158
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	115,782
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	75,000	83,525
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(6)	60,000	68,920
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	84,100	76,624
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	324,906	297,684
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	45,000	45,021
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	37,842	36,647
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	49,627	30,037
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(5)	250,000	250,624
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	135,000	136,021
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	47,197	47,584
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	132,609	93,289
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	154,369	134,145
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	100,176
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	21,181	21,560
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	140,000	140,018
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,209
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	62,050	65,198
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	19,000	20,668
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	110,000	114,303
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	172,328	176,140

7

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	8,871	8,898
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	249,332	252,867
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	97,082	91,306
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(6)(8)	949,816	32,713
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	28,731	29,121
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	135,000	142,227
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	140,111	148,947
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	48,019
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	135,000	151,777
Total Asset Backed Securities (cost $13,813,621)		14,041,217
U.S. CORPORATE BONDS & NOTES — 19.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	21,000	21,067
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	29,000	29,924
		50,991
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	7,000	6,528
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	27,351
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	6,000	6,195
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	6,000	6,165
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022*	25,000	25,062
		37,422
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	122,515
Monsanto Co. Senior Notes 2.13% due 07/15/2019	80,000	80,197
Monsanto Co. Senior Notes 4.20% due 07/15/2034	10,000	10,093
Monsanto Co. Senior Notes 4.70% due 07/15/2064	17,000	17,066
		229,871
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	188,919
Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,098
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	10,172	10,426
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	82,589	84,241
United Airlines, Inc., Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,400
		111,165
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	9,000	9,697
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,188
		14,885
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	8,000	8,040
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	65,000	67,762
		75,802
Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	70,000	68,075
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,600

8

Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	7,000	7,367
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	65,325
		72,692
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	119,213
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	53,000	66,906
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	58,000	61,898
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	24,000	24,756
		272,773
Banks-Super Regional — 1.0%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	170,426
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	16,000	15,985
PNC Financial Services Group, Inc. Sub. Notes 3.90% due 04/29/2024	95,000	96,804
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	110,603
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	125,805
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	115,000	115,393
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	44,780
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	37,000	37,466
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	205,000	212,955
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	104,504
		1,034,721
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	51,000	51,230
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	76,509
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	25,271
		153,010
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	53,875
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	30,000	31,950
		85,825
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	10,000
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,675
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*	11,000	11,083
		21,758
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,306
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,506
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	69,475
		131,287
Cable/Satellite TV — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,181
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	61,634
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	31,730
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	109,165
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	56,849
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,069
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	51,492

9

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	40,000	42,413
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,908
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	75,240
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	19,929
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	25,000	28,015
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	46,658
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	9,000	11,199
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	59,166
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	23,000	30,940
		707,588
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	10,000	10,450
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	10,000	10,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	10,000	10,150
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,388
		36,738
Cellular Telecom — 0.2%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	85,400
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	45,000	47,700
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	9,000	9,956
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,250
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,500
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	42,100
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	7,000	7,481
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	16,238
		243,625
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	9,000	9,338
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	19,575
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,625
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	10,000	10,825
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	115,000	115,862
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,608
		146,920
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,428
Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	170,000	171,465
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	112,790
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	120,000	130,921
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	91,000	104,744
		519,920
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	11,000	11,605
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	12,000	13,305

10

Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	17,000	17,085
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	58,712
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	5,000	4,930
Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	40,000	40,821
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	100,000	112,445
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	56,677
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	50,000	58,498
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	112,974
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	50,000	50,657
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,630
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,089
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	30,000	31,292
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	55,000	61,351
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	96,000	107,475
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	137,424
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	130,716
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,556
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,942
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	95,000	96,706
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	20,000	19,902
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	25,000	28,073
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	55,506
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	135,000	153,788
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,328
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	87,579
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	126,000	151,582
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	90,411
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	75,000	73,614
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,242
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	70,000	75,799
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	146,375
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	169,557
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	41,381
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	382,000	440,689
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	135,485
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	151,648
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	25,280
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	32,000	32,461
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	75,123
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	105,000	112,709
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	114,978

11

Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	26,423
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,897
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	9,000	11,021
		3,837,104
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	36,000	40,087
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	40,000	46,550
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	97,396
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	134,000	162,570
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	82,000	108,171
		454,774
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	68,000	79,235
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	8,000	8,900
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	43,949
		132,084
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,618
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,920
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	30,675
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,155
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	60,125
		106,875
Electric-Integrated — 0.7%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	16,000	17,021
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	54,029
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	49,500
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	34,860
Edison International Senior Notes 3.75% due 09/15/2017	85,000	90,696
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	102,147
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	30,728
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	29,000	29,299
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	26,000	26,343
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,412
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,900
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	27,000	29,082
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	40,000	41,352
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	79,469
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	35,000	35,052
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	45,000	58,764
		699,654
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	31,000	31,009
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	8,000	8,230
Oracle Corp. Senior Notes 4.30% due 07/08/2034	51,000	50,980
		59,210
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	125,000	134,687
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	15,000	15,070

12

Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	22,120
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	127,679
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	12,000	15,345
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	148,925
		329,139
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	19,000	18,929
SLM Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,625
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,062
SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	118,250
		158,866
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	59,504
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	3,752
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		63,261
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	130,859
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	15,000	16,200
		147,059
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	53,000	53,208
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024	23,000	22,863
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	7,000	7,455
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,725
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	21,000	26,891
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	25,000	25,687
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,400
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	27,937
		67,337
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	99,412
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	15,000	13,517
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,875
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,165
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	15,085
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	70,000	75,950
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	40,069	43,475
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	8,000	8,680
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,292
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,455
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,925
		168,027
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,993

13

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,705
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	8,040
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	21,000	21,112
		42,857
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	57,000	68,001
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*	16,000	16,085
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	55,000	59,006
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	100,000	155,636
		298,728
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	25,000	28,426
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	111,480
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,455
		177,361
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	6,000	6,540
Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	28,000	28,385
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	62,000	62,131
		90,516
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,100
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	29,846
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	9,000	9,428
		39,274
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	42,922
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	32,805
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	70,000	71,827
		147,554
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,642
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,140
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	19,000	18,976
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	44,000	48,049
		169,807
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	45,381
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	55,000	55,145
Centene Corp. Senior Notes 4.75% due 05/15/2022	30,000	30,450
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	60,542
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	50,351
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,563
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	81,667
		308,718
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	25,000	25,625
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,437
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,838

14

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,463
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,250
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	70,000	74,987
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	9,000	9,596
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	10,138
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	115,000	124,775
		338,609
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.80% due 03/15/2024	25,000	25,558
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	103,050
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	146,905
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	172,029
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	25,788
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	155,530
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	23,474
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	55,000	54,720
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	83,000	77,045
		758,541
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	28,000	28,218
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	7,000	7,236
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	47,000	48,614
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	24,000	25,908
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,500
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	95,000	121,148
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	11,000	11,385
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	4,000	4,260
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,640
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	20,000	20,450
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	10,148
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	10,000	10,700
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	10,000	10,500
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	9,000	9,821
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	8,000	8,000
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	9,000	9,416
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	4,000	4,390
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	11,000	11,743
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,240
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	5,000	5,588
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	12,000	13,425
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	30,000	34,087

15

Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	10,000	11,100
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	10,000	10,250
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	6,173
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	13,000	13,422
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	10,000	10,850
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	10,000	10,450
		370,686
Oil Companies-Integrated — 0.1%
Hess Corp. Senior Notes 1.30% due 06/15/2017	55,000	55,093
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	34,883
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	13,780
		103,756
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	10,000	10,525
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,113
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	15,000	18,638
		39,276
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,670
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	62,000	73,902
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	33,000	33,810
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	47,324
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	9,000	9,360
		175,066
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	202,018
Pipelines — 1.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	15,000	15,806
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	5,000	5,088
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	8,400
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,466
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	85,000	99,567
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	133,980
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	123,850
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	169,855
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	44,000	52,279
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	7,000	7,140
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	125,000	131,952
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	81,000	88,492
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	3,000	3,113
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	15,300
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	150,000	154,081
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,275
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	15,000	15,149
Williams Partners LP Senior Notes 3.90% due 01/15/2025	100,000	100,461

16

Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	78,217
		1,213,471
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	10,000	10,000
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	75,000	77,625
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,706
		83,331
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	18,000	18,765
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	10,000	10,100
		28,865
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	105,611
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	65,544
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,904
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	28,436
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	117,541
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,683
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	175,000	196,281
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	159,775
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,263
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,020
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	28,000	28,598
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,241
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,458
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,221
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	49,762
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,287
		1,101,625
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	18,000	18,244
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,819
		29,063
Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,244
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	15,000	15,053
		36,297
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	60,000	59,912
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	39,310
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,735
		106,957
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	6,000	6,015
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	44,000	46,396
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	72,464
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	47,860
		166,720

17

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	33,113
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	45,000	47,041
Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	25,000	23,611
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	50,500
		74,111
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	15,825	16,856
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,721	15,359
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,619	25,843
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	139,299	168,378
		226,436
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	9,525
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	70,362
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	9,525
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	16,500
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	12,000	12,240
		28,740
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	27,160
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	81,000	93,630
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	29,000	33,374
		154,164
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	17,081
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	11,000	10,460
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	13,953
		41,494
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	21,840
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	153,700
		175,540
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,975
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	62,272
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	15,000	15,788
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	5,100
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	10,000	10,600
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	116,047
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	16,000	16,317
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	25,000	27,562
		170,526
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,950
Telecom Services — 0.3%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	100,585
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	225,902
		326,487

18

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	41,000	38,865
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	153,000	156,191
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	10,000	10,413
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	12,000	13,155
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	15,340
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	9,000	10,777
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	11,550
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	100,000	106,948
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	45,100
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	105,000	117,505
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	102,000	124,944
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	280,000	352,363
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	120,000	164,570
		1,167,721
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	9,000	9,574
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	38,000	49,793
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	4,000	4,080
Transport-Rail — 0.0%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	10,000	10,563
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,492
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,550
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	56,536
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,118
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	142,256
		208,919
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	76,875
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,562
		102,437
Total U.S. Corporate Bonds & Notes (cost $19,365,672)		20,481,719
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	9,000	9,788
Banks-Commercial — 1.0%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	35,000	35,132
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	345,996
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	142,000	159,566
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	118,487
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	216,476
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	31,000	31,196
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	209,009
		1,115,862

19

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	5,000	5,463
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	8,400
Diversified Banking Institutions — 0.6%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,843
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	64,000	63,979
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	127,589
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	89,815
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	175,000	177,695
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	50,000	54,060
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	28,459
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	43,749
		613,189
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	9,000	9,270
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	23,000	24,667
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	15,000	15,990
		40,657
Electric-Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	15,000	16,939
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,570
Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	18,000	18,458
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	22,000	22,892
		41,350
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	15,000	15,600
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	5,000	5,144
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*	18,000	18,195
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	18,000	18,170
		36,365
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	28,000	27,432
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	15,000	17,353
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	14,518
		31,871
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	25,000	34,035
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	35,000	37,975
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,375
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	5,300
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	12,000	13,230
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	47,365
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	41,000	44,454
		188,734
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	63,000	64,342
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,118
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	150,000	165,148

20

Ecopetrol SA Senior Notes 5.88% due 05/28/2045	20,000	20,686
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	22,000	24,255
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	65,000	67,745
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	24,000	24,984
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	22,000	25,547
		429,825
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	7,175
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	7,000	7,411
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,359
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,088
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	2,000	1,985
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	4,000	4,480
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	124,312
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	56,000	64,750
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	49,000	56,472
		245,534
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	41,477
Total Foreign Corporate Bonds & Notes (cost $2,986,444)		3,114,968
MUNICIPAL BONDS & NOTES — 0.7%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	72,093
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	27,566
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	25,744
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	25,589
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	30,025
State of California
General Obligation Bonds
6.20% due 10/01/2019	100,000	119,936
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	25,000	28,346
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	105,232
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	72,563
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	97,807
University of California Revenue Bonds Series AI 5.00% due 05/15/2038	115,000	128,792
Total Municipal Bonds & Notes (cost $628,983)		733,693
U.S. GOVERNMENT AGENCIES — 21.9%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	22,405	22,766
3.00% due 08/01/2027	91,822	95,292
3.00% due 10/01/2042	52,746	52,273
3.00% due 11/01/2042	23,617	23,324
3.00% due 08/01/2043	404,868	400,332
3.50% due 03/01/2042	18,359	18,895
3.50% due 08/01/2042	115,914	119,300
3.50% due 09/01/2043	86,694	89,279
4.00% due 03/01/2023	38,458	40,844
4.00% due 09/01/2040	9,222	9,783
4.00% due 10/01/2043	121,230	128,604
4.50% due 01/01/2039	7,002	7,580
5.00% due 12/01/2020	12,131	13,094
5.00% due 05/01/2021	156,417	168,975
5.00% due 07/01/2021	45,723	48,935

21

5.00% due 05/01/2034	67,580	75,979
5.50% due 05/01/2037	20,042	22,378
5.50% due 06/01/2037	10,172	11,451
6.00% due 09/01/2026	27,310	30,668
6.00% due 08/01/2036	23,504	26,402
6.50% due 05/01/2029	3,872	4,423
6.50% due 07/01/2035	4,439	5,002
6.50% due 05/01/2036	142	160
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	17,974	17,330
Series 1577, Class PK
6.50% due 09/15/2023(7)	13,902	15,385
Series 1226, Class Z
7.75% due 03/15/2022(7)	1,012	1,093
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	16,000	16,540
		1,466,087
Federal National Mtg. Assoc. — 17.6%
2.50% due 04/01/2028	89,549	91,083
2.50% due 02/01/2043	97,236	92,293
2.50% due 03/01/2043	194,875	184,970
3.00% due 10/01/2027	43,398	45,136
3.00% due 12/01/2027	26,011	27,062
3.00% due 01/01/2028	73,117	76,070
3.00% due 12/01/2042	22,121	21,879
3.00% due 05/01/2043	190,150	188,068
3.00% due July 15 TBA	600,000	623,250
3.00% due July 30 TBA	2,900,000	2,864,884
3.50% due 10/01/2028	159,093	168,873
3.50% due 08/01/2043	559,916	577,265
3.50% due July 30 TBA	2,030,000	2,089,631
4.00% due 11/01/2025	14,736	15,787
4.00% due 08/01/2026	16,817	18,018
4.00% due 09/01/2040	9,907	10,529
4.00% due 12/01/2040	309,586	329,017
4.00% due 11/01/2041	16,457	17,512
4.00% due 01/01/2042	51,064	54,310
4.00% due 11/01/2043	63,523	67,510
4.00% due 12/01/2043	40,021	42,635
4.00% due July 30 TBA	1,285,000	1,363,706
4.50% due 01/01/2039	15,956	17,287
4.50% due 09/01/2039	35,434	38,408
4.50% due 09/01/2040	82,995	89,920
4.50% due 05/01/2041	36,560	39,611
4.50% due 03/01/2042	541,937	588,035
4.50% due July 30 TBA	3,641,000	3,943,090
4.85% due 11/01/2015	704,059	728,648
4.96% due 01/01/2015	194,369	194,373
5.00% due 03/01/2018	27,989	29,696
5.00% due 06/01/2019	6,468	6,886
5.00% due 05/01/2035	831	923
5.00% due 07/01/2040	60,753	67,554
5.00% due July 30 TBA	1,740,000	1,932,216
5.50% due 10/01/2021	21,174	23,123
5.50% due 06/01/2022	7,045	7,517
5.50% due 12/01/2029	11,343	12,735
5.50% due 05/01/2034	38,375	43,130
5.50% due 09/01/2035	808,812	914,374
5.50% due 08/01/2037	60,843	68,220
5.50% due 06/01/2038	17,100	19,256
6.00% due 06/01/2017	7,168	7,521
6.00% due 06/01/2026	34,927	39,585
6.00% due 04/01/2027	186,376	210,084
6.00% due 12/01/2033	48,441	54,970
6.00% due 05/01/2034	29,276	33,223
6.00% due July 30 TBA	500,000	563,203
6.50% due 06/01/2035	137,784	160,280
6.50% due 10/01/2037	8,934	10,073
7.00% due 06/01/2037	41,182	45,467
Federal National Mtg. Assoc.
Connecticut Avenue Securities
Series 2014-C02 2M1
1.10% due 05/25/2024 FRS(7)	15,734	15,736
Series 2014-C01, Class M1
1.75% due 01/25/2024 FRS(7)	19,865	20,205
Series 2014-C01, Class M2
2.15% due 10/25/2023 FRS(7)	46,587	47,820
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	14,100	13,889
		18,956,546
Government National Mtg. Assoc. — 2.9%
4.00% due 09/15/2040	1,036,969	1,109,441
4.00% due 11/15/2040	156,492	167,429
4.00% due 09/15/2041	79,173	84,707
4.50% due 02/15/2039	17,849	19,461
4.50% due 06/15/2041	992,534	1,084,877
4.50% due 08/15/2041	416,705	455,475
5.50% due 05/15/2036	18,886	21,248
6.00% due 09/15/2032	16,433	18,997
6.00% due 12/15/2033	68,892	79,412
7.00% due 07/15/2033	17,799	20,907
7.00% due 11/15/2033	18,387	21,794
8.00% due 11/15/2031	5,502	5,709
8.50% due 11/15/2017	535	572
9.00% due 11/15/2021	254	288
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)	282	320
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	14,498	16,680
		3,107,317
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	25,000	25,202
Total U.S. Government Agencies (cost $23,146,985)		23,555,152
U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 0.9%
2.88% due 05/15/2043	8,000	7,310
4.38% due 11/15/2039	504,300	603,899
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	330,561	363,566
		974,775
United States Treasury Notes — 14.5%
0.25% due 01/31/2015	90,000	90,088
0.25% due 07/31/2015	1,610,000	1,611,699
0.38% due 04/15/2015	60,000	60,131
0.63% due 08/15/2016	1,165,000	1,167,822
0.63% due 12/15/2016	190,000	189,896
0.75% due 01/15/2017	27,000	27,044
0.88% due 09/15/2016	1,920,000	1,933,951
0.88% due 02/28/2017	160,000	160,588
1.00% due 08/31/2016	145,000	146,495
1.00% due 03/31/2017	61,000	61,362

22

1.00% due 05/31/2018		14,000	13,848
1.25% due 10/31/2015		64,000	64,900
1.38% due 11/30/2015		691,000	702,175
1.38% due 07/31/2018		58,000	58,072
1.50% due 08/31/2018		360,000	361,884
2.00% due 01/31/2016		1,700,000	1,746,019
2.00% due 04/30/2016		600,000	617,672
2.38% due 03/31/2016		780,000	807,635
2.38% due 05/31/2018		10,000	10,425
2.50% due 05/15/2024		219,000	218,692
2.75% due 12/31/2017		32,000	33,812
United States Treasury Notes FRS 0.08% due 01/31/2016		121,000	120,998
United States Treasury Notes TIPS
0.13% due 04/15/2018(9)		2,294,979	2,370,643
0.13% due 04/15/2019(9)		1,689,439	1,739,595
0.63% due 01/15/2024(9)		1,219,104	1,263,297
			15,578,743
Total U.S. Government Treasuries (cost $16,348,703)			16,553,518
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		24,000	24,203

Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	28,697

Sovereign — 1.6%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(9)	BRL	423,150	189,082
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	145,000	63,428
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,055
Government of Japan Senior Notes 0.10% due 09/10/2023(9)	JPY	61,584,600	659,555
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		41,000	40,487
Republic of Colombia Bonds 3.50% due 04/17/2019(9)	COP	106,398,050	57,939
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	116,200,000	63,500
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	275,000	120,025
Russian Federation Bonds 8.15% due 02/03/2027	RUB	2,125,000	61,533
United Mexican States Bonds 2.00% due 06/09/2022(9)	MXN	771,206	59,228
United Mexican States Senior Notes 3.50% due 01/21/2021		48,000	49,848
United Mexican States Senior Notes 4.75% due 03/08/2044		237,000	241,740
United Mexican States Bonds 8.00% due 12/07/2023	MXN	690,800	62,208
			1,691,628
Total Foreign Government Obligations (cost $1,649,786)			1,744,528

Total Long-Term Investment Securities (cost $105,717,875)			115,367,669

REPURCHASE AGREEMENTS — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $1,005,000 collateralized by $1,100,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,029,956		$1,005,000	1,005,000
Bank of America Securities LLC Joint Repurchase Agreement(10)		1,090,000	1,090,000
Barclays Capital PLC Joint Repurchase Agreement(10)		1,050,000	1,050,000
BNP Paribas SA Joint Repurchase Agreement(10)		700,000	700,000
Deutsche Bank AG Joint Repurchase Agreement(10)		965,000	965,000
UBS Securities LLC Joint Repurchase Agreement(10)		1,045,000	1,045,000

Total Repurchase Agreements (cost $5,855,000)			5,855,000

TOTAL INVESTMENTS (cost $111,572,875)(12)		112.5%	121,222,669
Liabilities in excess of other assets		(12.5)	(13,447,789)

NET ASSETS		100.0%	$107,774,880

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $9,631,906 representing 8.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $4,368 representing 0.0% of net assets.

23

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Common Stock	03/05/2014	10	$—	$4,360	$436	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	See Note 4 for cost of investments on a tax basis.
BRL — Brazilian Real
COP — Colombian Peso
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities
FRS — Floating Rate Security
VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
18	Short	90Day Euro Future	December 2016	$4,407,095	$4,411,125	$(4,030)
5	Long	U.S. Treasury 2YR Notes	September 2014	1,098,594	1,097,969	(625)
21	Long	U.S. Treasury 5YR Notes	September 2014	2,502,179	2,508,680	6,501
48	Short	U.S. Treasury 10YR Notes	September 2014	5,996,458	6,008,250	(11,792)
19	Short	U.S. Long Bonds	September 2014	2,618,617	2,606,562	12,055
13	Long	U.S. Ultra Bonds	September 2014	1,923,468	1,949,188	25,720
						$27,829

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	JPY	41,366,000	USD	405,929	09/17/2014	$—	$(2,627)
	RUB	2,123,000	USD	60,456	09/17/2014	—	(998)
						—	(3,625)
Barclays Bank PLC	USD	210,048	JPY	21,503,000	09/17/2014	2,329	—

BNP Paribas SA	JPY	41,366,000	USD	405,939	09/17/2014	—	(2,618)

Citibank N.A.	PEN	172,000	USD	60,917	09/17/2014	—	(45)

UBS AG	BRL	70,000	USD	30,970	07/02/2014	—	(711)
	BRL	70,000	USD	31,434	08/04/2014	49	—
	USD	31,725	BRL	70,000	07/02/2014	—	(44)
						49	(755)
Net Unrealized Appreciation (Depreciation)						$2,378	$(7,043)

BRL—Brazilian Real
JPY—Japanese Yen
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Television	$182,754	$—	$4,360	$187,114
Other Industries*	34,029,675	—	—	34,029,675
Preferred Securities	56,696	—	—	56,696
Preferred Securities/Capital Securities	—	869,389	—	869,389
Asset Backed Securities:
Diversified Financial Services	—	13,791,345	249,872	14,041,217
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	20,481,718	—	20,481,718
Foreign Corporate Bonds & Notes	—	3,114,968	—	3,114,968
Municipal Bond & Notes	—	733,693	—	733,693
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	18,956,546	—	18,956,546
Other Government Agencies*	—	4,598,606	—	4,598,606
U.S. Government Treasuries:
United States Treasury Bonds	—	974,775	—	974,775
United States Treasury Notes	—	15,578,743	—	15,578,743
Foreign Government Obligations	—	1,744,528	—	1,744,528
Repurchase Agreements	—	5,855,000	—	5,855,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	44,276	—	—	44,276
Open Forward Foreign Currency
Contracts-Appreciation	—	2,378	—	2,378
Total	$34,313,401	$86,701,689	$254,233	$121,269,323

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$16,447	$—	$—	$16,447
Open Forward Foreign Currency
Contracts-Depreciation	—	7,043	—	7,043
Total	$16,447	$7,043	$—	$23,490

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 16.4%
Aerospace/Defense — 0.1%
Boeing Co.	540	$68,704
Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	668	61,783
United Technologies Corp.	768	88,666
		150,449
Agricultural Chemicals — 0.1%
Monsanto Co.	524	65,364
Airlines — 0.1%
United Continental Holdings, Inc.†	1,578	64,808
Apparel Manufacturers — 0.1%
Carter’s, Inc.	518	35,706
Michael Kors Holdings, Ltd.†	398	35,283
Ralph Lauren Corp.	267	42,904
		113,893
Applications Software — 0.2%
Microsoft Corp.	4,579	190,944
Salesforce.com, Inc.†	301	17,482
		208,426
Athletic Footwear — 0.1%
NIKE, Inc., Class B	929	72,044
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	3,330	57,409
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,120	70,370
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	631	41,135
Banks-Commercial — 0.1%
PacWest Bancorp	655	28,276
Regions Financial Corp.	3,230	34,303
		62,579
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,449	119,688
Comerica, Inc.	1,295	64,957
Fifth Third Bancorp	666	14,219
PNC Financial Services Group, Inc.	467	41,586
SunTrust Banks, Inc.	1,309	52,439
US Bancorp	1,770	76,676
Wells Fargo & Co.	1,810	95,134
		464,699
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	2,085	88,321
Monster Beverage Corp.†	639	45,388
PepsiCo, Inc.	1,982	177,072
		310,781
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	436	41,058
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,399	128,778
Time Warner Cable, Inc.	266	39,182
		167,960
Casino Hotels — 0.1%
MGM Resorts International†	4,120	108,768
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,129	71,577
Chemicals-Diversified — 0.3%
Dow Chemical Co.	444	22,848
E.I. du Pont de Nemours & Co.	187	12,238
LyondellBasell Industries NV, Class A	1,271	124,113
PPG Industries, Inc.	267	56,110
Rockwood Holdings, Inc.	505	38,375
		253,684
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	1,235	90,736
Vantiv, Inc., Class A†	1,513	50,867
		141,603
Computer Aided Design — 0.0%
ANSYS, Inc.†	549	41,625
Computer Services — 0.1%
IHS, Inc., Class A†	282	38,259
International Business Machines Corp.	274	49,668
		87,927
Computers — 0.8%
Apple, Inc.	7,246	673,371
Hewlett-Packard Co.	836	28,156
		701,527
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,483	87,128
Computers-Memory Devices — 0.1%
EMC Corp.	2,786	73,383
NetApp, Inc.	594	21,693
		95,076
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	1,393	69,316
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	444	46,882
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,864	195,267
Estee Lauder Cos., Inc., Class A	315	23,392
Procter & Gamble Co.	379	29,786
		248,445
Distribution/Wholesale — 0.0%
WESCO International, Inc.†	280	24,186
Diversified Banking Institutions — 0.5%
Bank of America Corp.	1,196	18,382
Citigroup, Inc.	2,015	94,906
Goldman Sachs Group, Inc.	679	113,692
JPMorgan Chase & Co.	2,682	154,537
Morgan Stanley	1,899	61,395
		442,912
Diversified Manufacturing Operations — 0.3%
Colfax Corp.†	704	52,476
Danaher Corp.	699	55,032
Dover Corp.	510	46,385
Eaton Corp. PLC	801	61,821
General Electric Co.	2,729	71,718
		287,432
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	392	127,314

1

eBay, Inc.†	1,963	98,268
		225,582
E-Commerce/Services — 0.1%
Priceline Group, Inc.†	67	80,601
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,327	88,060
Electric-Integrated — 0.0%
NextEra Energy, Inc.	211	21,623
PG&E Corp.	425	20,409
		42,032
Electric-Transmission — 0.0%
Brookfield Infrastructure Partners LP	975	40,677
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	1,796	111,065
Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Ltd.†	733	17,226
Intel Corp.	1,670	51,603
Texas Instruments, Inc.	1,218	58,208
Xilinx, Inc.	798	37,753
		164,790
Electronic Connectors — 0.1%
Amphenol Corp., Class A	795	76,590
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	3,157	55,216
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,311	42,463
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,106	50,434
Engineering/R&D Services — 0.0%
Fluor Corp.	537	41,295
Enterprise Software/Service — 0.2%
Informatica Corp.†	1,340	47,771
Oracle Corp.	2,090	84,708
		132,479
Finance-Credit Card — 0.2%
American Express Co.	481	45,632
Visa, Inc., Class A	414	87,234
		132,866
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,327	28,212
LPL Financial Holdings, Inc.	652	32,430
TD Ameritrade Holding Corp.	1,336	41,884
		102,526
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc.	176	33,246
Food-Confectionery — 0.1%
Hershey Co.	626	60,954
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	2,020	75,972
Food-Retail — 0.1%
Kroger Co.	1,249	61,738
Whole Foods Market, Inc.	1,464	56,554
		118,292
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	498	30,368
Marriott International, Inc., Class A	533	34,165
Starwood Hotels & Resorts Worldwide, Inc.	747	60,373
		124,906
Human Resources — 0.0%
Monster Worldwide, Inc.†	6,215	40,646
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	498	64,053
Instruments-Controls — 0.2%
Honeywell International, Inc.	773	71,850
Sensata Technologies Holding NV†	1,872	87,572
		159,422
Insurance Brokers — 0.1%
Aon PLC	584	52,613
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,493	76,800
Prudential Financial, Inc.	819	72,703
		149,503
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	2,721	97,439
Insurance-Property/Casualty — 0.0%
Chubb Corp.	264	24,333
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	821	55,245
Pandora Media, Inc.†	2,189	64,575
Twitter, Inc.†	410	16,798
		136,618
Investment Management/Advisor Services — 0.1%
Affiliated Managers Group, Inc.†	196	40,259
T. Rowe Price Group, Inc.	274	23,128
		63,387
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	343	37,274
Terex Corp.	1,402	57,622
		94,896
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	383	55,922
Medical Information Systems — 0.0%
athenahealth, Inc.†	278	34,786
Medical Products — 0.1%
Covidien PLC	651	58,707
Zimmer Holdings, Inc.	561	58,266
		116,973
Medical-Biomedical/Gene — 0.8%
Biogen Idec, Inc.†	221	69,683
Celgene Corp.†	1,182	101,510
Gilead Sciences, Inc.†	2,335	193,595
Isis Pharmaceuticals, Inc.†	1,904	65,593
Medivation, Inc.†	1,726	133,040
NPS Pharmaceuticals, Inc.†	1,427	47,162
Vertex Pharmaceuticals, Inc.†	476	45,068
		655,651
Medical-Drugs — 0.7%
Bristol-Myers Squibb Co.	1,968	95,468
Eli Lilly & Co.	1,053	65,465
Endo International PLC†	779	54,546
Jazz Pharmaceuticals PLC†	445	65,419
Johnson & Johnson	773	80,871
Mallinckrodt PLC†	767	61,375
Merck & Co., Inc.	1,228	71,040

2

Pfizer, Inc.	3,376	100,200
		594,384
Medical-HMO — 0.1%
Aetna, Inc.	735	59,594
UnitedHealth Group, Inc.	784	64,092
		123,686
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	2,753	155,214
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	568	105,767
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	327	82,535
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,401	51,136
Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	4,146	145,732
Walt Disney Co.	2,091	179,282
		325,014
Networking Products — 0.1%
Cisco Systems, Inc.	3,924	97,511
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	402	46,676
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,233	134,977
Cabot Oil & Gas Corp.	89	3,038
EOG Resources, Inc.	1,160	135,558
EQT Corp.	257	27,473
Noble Energy, Inc.	791	61,271
Occidental Petroleum Corp.	364	37,357
Pioneer Natural Resources Co.	313	71,931
Range Resources Corp.	211	18,346
		489,951
Oil Companies-Integrated — 0.3%
Chevron Corp.	546	71,280
Exxon Mobil Corp.	1,018	102,492
Hess Corp.	829	81,980
Phillips 66	558	44,880
		300,632
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	291	23,964
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	306	23,889
Valero Energy Corp.	758	37,976
		61,865
Oil-Field Services — 0.3%
Core Laboratories NV	268	44,772
Halliburton Co.	950	67,460
NOW, Inc.†	54	1,955
Schlumberger, Ltd.	860	101,437
		215,624
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	2,784	193,015
Omnicare, Inc.	777	51,725
		244,740
Real Estate Investment Trusts — 0.2%
American Tower Corp.	1,494	134,430
Host Hotels & Resorts, Inc.	1,692	37,241
Lexington Realty Trust	1,194	13,146
Simon Property Group, Inc.	179	29,764
		214,581
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	231	29,196
Retail-Apparel/Shoe — 0.1%
PVH Corp.	446	52,004
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	182	97,596
Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	1,951	93,628
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	632	60,444
Retail-Discount — 0.0%
Wal-Mart Stores, Inc.	555	41,664
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,056	79,591
Retail-Gardening Products — 0.1%
Tractor Supply Co.	800	48,320
Retail-Jewelry — 0.0%
Tiffany & Co.	401	40,200
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	577	41,417
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,075	57,136
Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	306	27,971
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	507	30,319
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	813	42,829
Macy’s, Inc.	876	50,825
		93,654
Retail-Restaurants — 0.1%
Dunkin’ Brands Group, Inc.	570	26,112
Starbucks Corp.	1,158	89,606
		115,718
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,053	49,028
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	6,016	56,370
QUALCOMM, Inc.	2,003	158,638
		215,008
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	414	30,073
Software Tools — 0.0%
VMware, Inc., Class A†	234	22,654
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	424	31,253
United States Steel Corp.	1,155	30,076
		61,329
Telecom Services — 0.1%
Amdocs, Ltd.	1,412	65,418
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,888	43,669
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	934	45,701

3

Television — 0.1%
CBS Corp., Class B	998	62,016
ION Media Networks, Inc.†(1)(2)(3)	4	1,744
		63,760
Therapeutics — 0.1%
Pharmacyclics, Inc.†	519	46,559
Tobacco — 0.1%
Altria Group, Inc.	1,288	54,019
Philip Morris International, Inc.	326	27,485
		81,504
Toys — 0.1%
Mattel, Inc.	1,402	54,636
Transactional Software — 0.1%
Solera Holdings, Inc.	711	47,744
Transport-Rail — 0.3%
Kansas City Southern	362	38,919
Union Pacific Corp.	1,884	187,929
		226,848
Transport-Services — 0.1%
FedEx Corp.	500	75,690
Web Portals/ISP — 0.6%
Google, Inc., Class A†	389	227,437
Google, Inc., Class C†	393	226,085
Yahoo!, Inc.†	2,649	93,059
		546,581
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	830	55,253
Total Common Stocks (cost $11,023,142)		13,987,648
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,725
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	4,364
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	16,296
Total Preferred Securities (cost $32,424)		28,385
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$15,000	14,306
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 4.90% due 09/30/2019(4)	13,000	12,929
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(4)	9,000	9,547
Wells Fargo Capital X 5.95% due 12/01/2086	6,000	6,120
		28,596
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 07/15/2014(4)	41,000	33,005
Bank of America Corp. FRS Series V 5.13% due 06/17/2019(4)	45,000	44,831
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(4)	20,000	20,663
JP Morgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	22,000	21,918
JP Morgan Chase Capital XXIII FRS 1.22% due 05/15/2077	5,000	3,988
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	19,000	21,233
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	29,000	29,643
		175,281
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series B 6.25% due 12/15/2022(4)	100,000	111,250
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 07/31/2014†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	12,000	11,809
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	11,000	11,766
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	53,212
MetLife, Inc. 6.40% due 12/15/2066	14,000	15,645
Voya Financial, Inc. FRS 5.65% due 05/15/2053	25,000	25,438
		94,295
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	259,000
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	26,000	28,080
Total Preferred Securities/Capital Securities (cost $662,399)		734,384
ASSET BACKED SECURITIES — 17.8%
Diversified Financial Services — 17.8%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,025

4

AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	86,871	87,711
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	87,543	87,793
AMMC CDO FRS Series 2014-14A, Class A1L 1.68% due 07/27/2026*(5)	250,000	249,625
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(5)	250,000	250,620
ARES CLO Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(5)	250,000	250,437
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(6)	100,000	106,062
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	200,290
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	95,000	101,808
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	142,355	158,515
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	130,000	142,758
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	235,000	232,984
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.52% due 02/25/2036(7)	278,878	247,330
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	95,000	105,738
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	60,000	66,878
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	25,000	25,289
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,093
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	247,480
Cent CLO LP FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	249,495
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,716
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	65,000	66,406
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	33,000	34,025
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	21,000	21,837
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	110,000	114,771
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	135,000	142,800
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	155,000	165,719
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	120,000	130,627
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	45,000	50,381
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	155,601	143,750
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	165,000	179,510
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	80,071	84,514
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	194,228	216,065
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	14,719	15,118
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	135,000	148,730
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	25,000	25,797
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	70,000	69,126
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	157,435
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	120,000	124,167
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	155,000	163,279
Commercial Mtg. Pass Through Certs. COMM 2014-CR17 A5 3.98% due 05/10/2047(6)	110,000	115,980

5

Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	150,155	159,663
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	95,000	100,708
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	120,109	130,396
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	56,742	60,818
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	125,000	132,105
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	153,570	134,661
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	24,237	24,648
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	118	118
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	130,507	122,531
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	6,288	5,793
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	48,496	48,706
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	50,000	51,304
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	59,977	64,614
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	249,023
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(5)	250,000	250,010
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	251,640	237,525
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	40,119
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,174
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	155,217
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,031
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	30,000	29,974
GRACE 2014-GRCE Mtg. Trust Series 2014-GRCE, Class A 3.37% due 06/10/2028*(6)	115,000	118,722
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	155,000	169,131
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	13,000	13,058
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	157,920
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	46,962
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,598
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(6)	25,000	26,040
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	60,000	59,964
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	125,000	130,427
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	145,000	153,267
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	65,000	70,173
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	150,000	158,480
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/2045(6)	25,425	28,155
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.54% due 04/25/2036(7)	21,286	18,235
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	109,341	102,932
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/2047(7)	55,478	48,662
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.77% due 04/25/2035(7)	84,685	82,951
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	195,000	197,481
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	136,768	122,782

6

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	70,000	68,858
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	145,000	151,128
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	115,250	123,763
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(6)	115,000	126,846
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	90,000	95,056
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	45,000	48,388
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	24,657	27,043
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	117,955	126,388
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	130,914	141,343
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.32% due 04/15/2041(6)	60,000	68,261
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	250,613
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(5)	250,000	250,399
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(1)(5)	250,000	249,873
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(1)(5)	250,000	250,000
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	44,917	45,028
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.57% due 12/25/2034(7)	79,546	80,626
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	125,000	133,409
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	147,576	159,217
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	60,091	66,755
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	90,000	99,346
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,520
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	179,399	193,276
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	115,000	126,809
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	80,120	89,227
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.45% due 01/11/2043(6)	70,000	80,406
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	77,372	70,494
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	338,806	310,419
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	40,000	40,018
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	18,436	17,854
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	59,967	36,295
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(5)	250,000	250,625
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	155,000	156,172
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	57,311	57,780
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	153,904	108,270
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	170,388	148,065
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	110,194
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(7)	100,000	102,128
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.24% due 04/25/2045(7)	169,369	171,869
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	20,251	20,614

7

UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	160,000	160,020
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,250
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	19,000	20,668
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	125,000	129,889
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	180,448	184,440
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	4,275	4,288
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	270,110	273,940
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	103,149	97,013
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(6)(8)	1,073,973	36,989
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	10,000	10,136
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	150,000	158,030
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	155,000	164,775
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	55,000	58,690
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	90,000	101,185
Total Asset Backed Securities (cost $14,897,307)		15,197,450
U.S. CORPORATE BONDS & NOTES — 23.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	10,000	10,032
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	14,000	14,446
		24,478
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,730
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,652
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	5,000	5,162
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	3,000	3,083
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022*	25,000	25,062
		33,307
Agricultural Chemicals — 0.3%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	138,496
Monsanto Co. Senior Notes 2.13% due 07/15/2019	90,000	90,222
Monsanto Co. Senior Notes 4.20% due 07/15/2034	4,000	4,037
Monsanto Co. Senior Notes 4.70% due 07/15/2064	8,000	8,031
		240,786
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	188,000	206,493
Airlines — 0.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,098
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,238	1,294
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	10,172	10,426
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	102,022	104,062
United Airlines, Inc., Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	20,000	20,800
		142,680
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	5,000	5,387

8

Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,188
		10,575
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	4,000	4,020
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	60,000	62,550
		66,570
Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	80,000	77,800
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,158
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	76,212
		79,370
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	5,078
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	140,887
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	26,000	32,822
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	33,000	35,218
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	12,378
		226,383
Banks-Super Regional — 1.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	166,000
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	8,000	7,993
PNC Financial Services Group, Inc. Sub. Notes 3.90% due 04/29/2024	110,000	112,089
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	125,000	138,254
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	146,772
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	130,000	130,444
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	37,000	37,466
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	240,000	249,313
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	121,004
		1,109,335
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	27,000	27,122
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	99,462
		126,584
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	64,650
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	35,000	37,275
		101,925
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	20,000	20,000
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,270
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*	5,000	5,038
		9,308
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	66,544
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,506
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	79,400
		151,450
Cable/Satellite TV — 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	10,000	10,362
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	66,770
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	31,730
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	145,000	137,643

9

Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	15,000	21,016
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,069
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	77,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	19,000	20,146
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	85,500
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,286
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	69,988
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	4,000	4,977
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	65,082
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	11,000	14,797
		668,605
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,388
Cellular Telecom — 0.3%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	96,075
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	50,000	53,000
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,425
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,313
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	15,000	15,750
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	35,000	36,837
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	7,000	7,481
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	16,238
		260,119
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	4,150
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	13,050
Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,625
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,495
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	130,000	130,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		152,365
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,428
Computers — 0.6%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	190,000	191,637
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	112,789
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	140,000	152,742
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	43,000	49,495
		506,663
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	14,000	14,770
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	6,000	6,653
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,025
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,725

10

Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	74,725
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,958
Diversified Banking Institutions — 4.5%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	40,000	40,821
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	51,009
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	169,460
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	127,037
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	70,620
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	14,000	14,603
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	50,000	57,297
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	65,000	72,505
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	48,000	53,737
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	177,506
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	49,797
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	155,000	198,120
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,942
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	130,000	132,335
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	20,000	19,902
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	12,000	13,475
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	43,046
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	205,051
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,966
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	40,870
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	64,000	76,994
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	100,000	100,457
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	58,891
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	72,000	77,964
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	292,750
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	203,469
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	143,140
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	300,000	346,091
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	176,720
Morgan Stanley Senior Notes 2.13% due 04/25/2018	200,000	202,197
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	25,280
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	16,000	16,231
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,840
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	120,000	128,810
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	114,978
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,786
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,897
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,898
		3,816,492
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	18,000	20,044
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	9,000	10,474

11

General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	85,937
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	113,000	137,092
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	39,000	51,447
		304,994
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	33,000	38,452
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,675
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,511
		67,638
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,285
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,970
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,112
AES Corp. Senior Notes 8.00% due 10/15/2017	8,000	9,320
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	72,150
		89,552
Electric-Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	7,000	7,447
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,140
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	44,000
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	34,860
Edison International Senior Notes 3.75% due 09/15/2017	96,000	102,433
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	123,815
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	16,546
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	13,000	13,134
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	13,000	13,171
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,288
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,800
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	13,000	14,003
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	45,000	46,521
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	105,958
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	17,000	17,025
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	50,000	65,293
		661,434
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	15,000	15,004
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,144
Oracle Corp. Senior Notes 4.30% due 07/08/2034	23,000	22,991
		28,135
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	156,237
Finance-Auto Loans — 0.4%
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	8,000	8,037
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,060
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	127,679
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	9,000	11,509
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	148,925
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,719
		312,929

12

Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	9,963
SLM Corp. Senior Notes 5.50% due 01/15/2019	25,000	26,562
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,062
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	141,900
		189,487
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,901
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,975
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
		13,878
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	130,859
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	5,000	5,400
		136,259
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	25,000	25,098
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024	10,000	9,940
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	4,000	4,260
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	20,000	21,450
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	10,000	12,805
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	30,000	30,824
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	4,120
		34,944
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,400
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,350
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	27,937
		77,687
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	99,412
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	7,000	6,308
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	72,187
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,110
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,775
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	23,841	25,867
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	101,000	109,585
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,340
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,293
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,455
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,462
		168,887
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	51,104
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,852

13

Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,020
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	11,000	11,059
		21,931
Insurance-Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	32,211
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*	8,000	8,042
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	70,000	75,098
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	125,000	194,546
		309,897
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	40,000	45,481
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	127,406
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,246
		193,133
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,360
Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	12,000	12,165
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	29,000	29,061
		41,226
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,100
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,274
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,190
		18,464
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	21,461
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	45,927
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	80,000	82,088
		149,476
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,777
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,140
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	9,000	8,989
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	20,000	21,840
		153,746
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	24,351
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	60,000	60,158
Centene Corp. Senior Notes 4.75% due 05/15/2022	20,000	20,300
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	75,678
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	65,456
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,563
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	100,000	108,890
		361,045
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,100
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	30,000	30,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	55,481
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,419
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,462
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	45,000

14

HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	55,000	58,919
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,199
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	10,137
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	130,000	141,050
		362,517
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 3.80% due 03/15/2024	35,000	35,782
Multimedia — 1.0%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	177,510
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	344,057
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	12,894
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	182,579
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	17,606
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	40,000	39,796
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	107,000	99,323
		873,765
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	13,000	13,101
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	23,000	23,790
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	11,000	11,875
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,250
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	85,000	108,396
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,175
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	2,000	2,130
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	25,000	25,562
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,383
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,350
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,365
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	9,000	9,000
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	4,000	4,185
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,338
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,240
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,712
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	17,044
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,550
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	10,000	10,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	5,000	5,425
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,180
		236,785
Oil Companies-Integrated — 0.1%
Hess Corp. Senior Notes 1.30% due 06/15/2017	65,000	65,110
Hess Corp. Senior Notes 5.60% due 02/15/2041	16,000	18,604

15

Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,890
		90,604
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	6,000	6,315
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,112
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	7,000	8,698
		25,125
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,880
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	30,000	35,759
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	16,392
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	26,548
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	3,000	3,120
		85,699
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	252,523
Pipelines — 1.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	6,323
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	3,053
El Paso Corp. Senior Sec. Notes 7.00% due 06/15/2017	85,000	95,944
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	5,000	4,666
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	3,000	3,280
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	43,000	50,369
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	145,530
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	123,850
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	198,164
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	21,000	24,951
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	8,000	8,160
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	150,000	158,343
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	3,000	3,113
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	5,100
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	170,000	174,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,275
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	7,000	7,069
Williams Partners LP Senior Notes 3.90% due 01/15/2025	105,000	105,484
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	99,075
		1,222,374
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	10,000	10,000
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	85,000	87,975
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,706
		93,681
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,128
Real Estate Investment Trusts — 1.4%
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	132,013
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	77,461

16

HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,452
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	139,929
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	79,025
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	158,146
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	186,405
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	33,968
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,224
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	14,000	14,299
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,241
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,458
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,709
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	64,691
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	109,636
		1,179,657
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	8,000	8,109
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,819
		18,928
Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,622
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	7,000	7,025
		17,647
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	60,000	59,912
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	58,966
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,315
		122,193
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	6,000	6,015
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	22,000	23,198
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	96,619
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	58,495
		178,312
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	33,113
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	65,000	67,949
Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	12,000	11,333
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	60,601
		71,934
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	12,393
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	7,913	8,428
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,147	10,239
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,194	15,075
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	126,636	153,072
		199,207
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	9,525

17

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	81,187
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,858
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,288
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,500
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	8,160
		18,948
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	15,210
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	42,000	48,549
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,413
		82,172
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	9,043
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,705
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,977
		21,725
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	16,380
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	174,900
		191,280
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,975
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	63,365
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,525
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,080
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,300
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	135,000	136,229
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	8,000	8,158
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	35,000	38,588
		188,275
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,950
Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	15,254
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	120,703
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	251,572
		387,529
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	19,000	18,010
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	147,000	150,066
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,165
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,962
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	7,080
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,395
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	120,000	128,338
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	23,100
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	106,314
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	48,000	58,797

18

Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	315,000	396,409
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	150,000	205,713
		1,111,349
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	20,000	21,275
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,631
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	43,000	56,344
		66,975
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,553
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,220
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	71,955
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,118
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000	164,141
		246,223
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	80,000	82,000
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	30,000	30,675
		112,675
Total U.S. Corporate Bonds & Notes (cost $18,828,531)		19,952,553
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,350
Banks-Commercial — 0.9%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	17,000	17,064
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	363,013
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	136,000	152,823
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	15,000	15,095
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	209,009
		757,004
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,185
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes 5.25% due 11/15/2022	4,000	4,200
Diversified Banking Institutions — 0.7%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,842
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000	29,990
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	127,589
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,000
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	200,000	203,080
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	25,000	27,030
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	14,230
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	38,281
		567,042
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,120
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	21,000	22,522

19

Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	7,000	7,462
		29,984
Electric-Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	8,000	9,034
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,285
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	8,000	8,204
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	10,000	10,405
		18,609
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,400
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,058
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*	8,000	8,087
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	9,000	9,085
		17,172
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	13,000	12,736
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	9,255
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	8,469
		17,724
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	13,000	17,698
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	48,825
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,375
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,410
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	60,898
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	19,000	20,601
		158,807
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	31,000	31,661
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,621
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	150,000	165,148
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	9,000	9,308
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	10,000	11,025
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	72,956
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	6,000	6,246
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	11,000	12,774
		329,739
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	4,100
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	3,000	3,176
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,359
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,088
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	2,000	1,985
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,240
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	146,249

20

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	25,000	28,906
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	23,000	26,508
		201,663
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	41,477
Total Foreign Corporate Bonds & Notes (cost $2,298,606)		2,407,537
MUNICIPAL BONDS & NOTES — 1.1%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	187,440
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	27,566
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	18,536
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	15,353
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	20,017
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	119,936
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	45,000	51,023
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	150,332
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	83,726
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	114,109
University of California Revenue Bonds Series AI 5.00% due 05/15/2038	115,000	128,792
Total Municipal Bonds & Notes (cost $758,974)		916,830

U.S. GOVERNMENT AGENCIES — 27.7%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	12,803	13,009
3.00% due 08/01/2027	19,246	19,974
3.00% due 10/01/2042	29,502	29,237
3.00% due 11/01/2042	9,992	9,868
3.00% due 02/01/2043	47,427	46,840
3.00% due 08/01/2043	96,159	95,206
3.50% due 02/01/2042	15,988	16,455
3.50% due 03/01/2042	7,344	7,558
3.50% due 09/01/2043	48,164	49,600
4.00% due 03/01/2023	19,229	20,422
4.00% due 10/01/2043	23,313	24,731
4.50% due 01/01/2039	3,172	3,433
5.00% due 12/01/2020	4,175	4,510
5.00% due 07/01/2021	18,039	19,487
5.00% due 05/01/2034	22,329	25,162
5.50% due 07/01/2034	11,247	12,643
5.50% due 07/01/2035	16,025	17,985
5.50% due 04/01/2037	8,757	9,761
5.50% due 05/01/2037	7,045	7,867
5.50% due 08/01/2037	35,102	39,454
6.00% due 09/01/2026	27,310	30,668
6.00% due 08/01/2036	7,835	8,801
6.50% due 05/01/2029	5,175	5,911
6.50% due 11/01/2034	4,437	5,000
6.50% due 05/01/2036	57	64
Federal Home Loan Mtg. Corp. REMIC
Series 1577, Class PK
6.50% due 09/15/2023(7)	22,243	24,617
Series 1226, Class Z
7.75% due 03/15/2022(7)	1,417	1,530
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	8,000	8,270
		558,063
Federal National Mtg. Assoc. — 21.5%
2.50% due 02/01/2043	194,472	184,587
2.50% due 03/01/2043	195,519	185,580
3.00% due 01/01/2028	27,419	28,526
3.00% due 12/01/2042	6,452	6,381
3.00% due 05/01/2043	118,844	117,542
3.00% due July 15 TBA	700,000	727,125
3.00% due July 30 TBA	3,315,000	3,274,859
3.50% due 10/01/2028	46,696	49,548
3.50% due 08/01/2043	236,106	243,422
3.50% due July 30 TBA	2,115,000	2,177,128
4.00% due 08/01/2026	16,817	18,018
4.00% due 11/01/2040	106,320	112,993
4.00% due 11/01/2041	6,465	6,880
4.00% due 10/01/2043	130,750	138,956
4.00% due 11/01/2043	22,687	24,111
4.00% due 12/01/2043	59,543	63,432
4.00% due July 30 TBA	1,428,000	1,515,465
4.50% due 01/01/2039	6,382	6,915
4.50% due 06/01/2039	161,658	176,356
4.50% due 05/01/2041	19,099	20,692
4.50% due 03/01/2042	167,193	181,415
4.50% due July 30 TBA	4,875,000	5,279,474
4.85% due 11/01/2015	704,059	728,648
4.96% due 01/01/2015	194,369	194,373
5.00% due 03/01/2018	10,449	11,086
5.00% due 06/01/2019	3,234	3,443
5.00% due 07/01/2040	62,111	69,056
5.50% due 06/01/2020	114,449	123,961

21

5.50% due 07/01/2020	21,813	23,178
5.50% due 03/01/2021	46,495	50,416
5.50% due 04/01/2021	52,586	56,298
5.50% due 06/01/2021	101,547	111,041
5.50% due 10/01/2021	84,353	92,245
5.50% due 12/01/2021	89,642	95,332
5.50% due 06/01/2022	120,386	131,633
5.50% due 12/01/2029	3,659	4,108
5.50% due 05/01/2034	7,618	8,562
5.50% due 06/01/2036	442,799	498,070
5.50% due 08/01/2037	20,281	22,740
5.50% due 06/01/2038	2,052	2,311
5.50% due July 30 TBA	400,000	447,826
6.00% due 06/01/2017	3,584	3,761
6.00% due 06/01/2026	34,928	39,586
6.00% due 03/01/2027	41,896	47,260
6.00% due 12/01/2033	4,301	4,881
6.00% due 05/01/2034	16,650	18,894
6.00% due 08/01/2034	1,423	1,615
6.00% due 06/01/2040	12,317	13,859
6.00% due July 30 TBA	800,000	901,125
6.50% due 08/01/2016	2,258	2,347
6.50% due 11/01/2035	15,154	17,576
6.50% due 10/01/2037	5,078	5,725
7.00% due 06/01/2037	41,182	45,467
Federal National Mtg. Assoc. Connecticut Avenue Securities
Series 2014-C01, Class M1
1.75% due 01/25/2024 FRS(7)	9,460	9,621
Series 2014-C01, Class M2
2.15% due 10/25/2023 FRS(7)	22,837	23,441
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	14,100	13,889
		18,362,779
Government National Mtg. Assoc. — 5.5%
4.00% due 10/15/2040	32,611	34,890
4.00% due 11/15/2040	559,688	598,804
4.00% due 02/15/2041	27,898	29,848
4.00% due 07/15/2041	515,649	551,687
4.00% due 09/15/2041	30,038	32,137
4.00% due 10/15/2041	22,126	23,673
4.00% due 11/15/2041	383,878	410,707
4.50% due 06/15/2041	803,480	878,233
5.00% due 01/15/2033	4,547	5,036
5.00% due 12/15/2038	193,643	213,071
5.00% due 04/15/2039	245,207	269,669
5.00% due 01/15/2040	152,884	169,763
5.00% due 04/15/2041	220,199	242,224
5.00% due July 30 TBA	700,000	769,143
5.50% due 04/15/2036	91,874	102,657
6.00% due 02/15/2033	51,126	57,509
6.50% due 07/15/2028	169,397	193,175
6.50% due 08/15/2028	8,845	10,050
6.50% due 09/15/2028	21,290	24,753
6.50% due 11/15/2028	26,887	31,299
7.00% due 01/15/2033	11,062	13,036
7.00% due 05/15/2033	15,818	18,678
7.00% due 11/15/2033	7,189	8,521
8.00% due 02/15/2030	2,196	2,509
8.50% due 11/15/2017	556	594
9.00% due 11/15/2021	285	324
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)	605	687
Series 2005-74, Class HB
7.50% due 09/16/2035(7)	5,316	6,117
Series 2005-74, Class HC
7.50% due 09/16/2035(7)	3,213	3,732
		4,702,526
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	12,097
Total U.S. Government Agencies (cost $23,265,738)		23,635,465

U.S. GOVERNMENT TREASURIES — 21.7%
United States Treasury Bonds — 2.2%
3.75% due 08/15/2041	7,000	7,604
3.88% due 08/15/2040	375,000	416,016
4.38% due 02/15/2038	700,000	835,734
4.38% due 11/15/2039	95,000	113,762
6.63% due 02/15/2027(9)	105,000	148,903
8.13% due 08/15/2019	8,000	10,560
United States Treasury Bonds TIPS 1.38% due 02/15/2044(10)	366,160	402,718
		1,935,297
United States Treasury Notes — 19.5%
0.25% due 01/31/2015	44,000	44,043
0.25% due 07/31/2015	3,560,000	3,563,756
0.38% due 04/15/2015	20,000	20,044
0.63% due 08/15/2016	1,810,000	1,814,384
0.63% due 12/15/2016	30,000	29,984
0.75% due 01/15/2017	13,000	13,021
0.75% due 12/31/2017	2,000	1,975
0.88% due 09/15/2016	1,775,000	1,787,897
0.88% due 02/28/2017	60,000	60,220
0.88% due 01/31/2018	125,000	123,799
1.00% due 08/31/2016	110,000	111,134
1.00% due 10/31/2016	65,000	65,609
1.00% due 03/31/2017	13,000	13,077
1.00% due 05/31/2018	8,000	7,913
1.38% due 11/30/2015	398,000	404,436
1.38% due 07/31/2018	94,000	94,118
1.50% due 02/28/2019	20,000	19,967
2.00% due 01/31/2016(9)	1,720,000	1,766,560
2.00% due 04/30/2016	785,000	808,121
2.50% due 05/15/2024	8,000	7,989
2.75% due 12/31/2017	19,000	20,076
United States Treasury Notes FRS 0.08% due 01/31/2016	58,000	57,999
United States Treasury Notes TIPS
0.13% due 04/15/2018(10)	2,387,271	2,465,977
0.13% due 04/15/2019(10)	1,891,767	1,947,930
0.63% due 01/15/2024(10)	1,346,094	1,394,890
		16,644,919
Total U.S. Government Treasuries (cost $18,300,411)		18,580,216

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	13,000	13,110
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	17,000	17,423

22

Sovereign — 2.1%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(10)	BRL	476,961	213,128
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	164,000	71,739
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,031
Government of Japan Senior Notes 0.10% due 09/10/2023(10)	JPY	65,472,000	701,188
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		19,000	18,762
Republic of Colombia Bonds 3.50% due 04/17/2019(10)	COP	122,357,758	66,630
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	131,100,000	71,642
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	300,000	130,937
Russian Federation Bonds 8.15% due 02/03/2027	RUB	2,400,000	69,496
United Mexican States Bonds 2.00% due 06/09/2022(10)	MXN	866,131	66,518
United Mexican States Senior Notes 3.50% due 01/21/2021		23,000	23,885
United Mexican States Senior Notes 4.75% due 03/08/2044		241,000	245,820
United Mexican States Bonds 8.00% due 12/07/2023	MXN	779,200	70,169
			1,762,945
Total Foreign Government Obligations (cost $1,696,831)			1,793,478
Total Long-Term Investment Securities (cost $91,764,363)			97,233,946

REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $211,000 collateralized by $230,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $215,354		$211,000	211,000
Bank of America Securities LLC Joint Repurchase Agreement(11)		775,000	775,000
Barclays Capital PLC Joint Repurchase Agreement(11)		740,000	740,000
BNP Paribas SA Joint Repurchase Agreement(11)		495,000	495,000
Deutsche Bank AG Joint Repurchase Agreement(11)		680,000	680,000
UBS Securities LLC Joint Repurchase Agreement(11)		740,000	740,000
Total Repurchase Agreements (cost $3,641,000)			3,641,000
TOTAL INVESTMENTS (cost $95,405,363)(13)		118.1%	100,874,946
Liabilities in excess of other assets		(18.1)	(15,441,902)
NET ASSETS		100.0%	$85,433,044

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $9,517,823 representing 11.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $1,747 representing 0.00% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Common Stock	03/05/2014	4	$—	$1,744	$436	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
BRL — Brazilian Real

23

COP	— Colombian Peso
JPY	— Japanese Yen
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
19	Short	90Day Euro Future	December 2016	$4,651,872	$4,656,187	$(4,315)
6	Long	U.S. Treasury 2YR Notes	September 2014	1,318,313	1,317,563	(750)
7	Long	U.S. Treasury 5YR Notes	September 2014	835,769	836,227	458
47	Short	U.S. Treasury 10YR Notes	September 2014	5,866,908	5,883,078	(16,170)
30	Short	U.S. Long Bonds	September 2014	4,134,656	4,115,625	19,031
14	Long	U.S. Ultra Bonds	September 2014	2,070,935	2,099,125	28,190
						$26,444

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	JPY	45,902,000	USD	450,442	09/17/2014	$—	$(2,915)
	RUB	2,398,000	USD	68,287	09/17/2014	—	(1,127)
						—	(4,042)
Barclays Bank PLC	USD	266,059	JPY	27,237,000	09/17/2014	2,951	—

BNP Paribas SA	JPY	45,902,000	USD	450,452	09/17/2014	—	(2,905)

Citibank N.A.	PEN	172,000	USD	60,917	09/17/2014	—	(45)

UBS AG	BRL	80,000	USD	35,394	07/02/2014	—	(813)
	BRL	80,000	USD	35,925	08/04/2014	56	—
	USD	36,258	BRL	80,000	07/02/2014	—	(50)
						56	(863)
Net Unrealized Appreciation (Depreciation)						$3,007	$(7,855)

BRL — Brazilian Real
JPY — Japanese Yen
PEN — Peruvian Nuevo Sol
RUB — Russian Ruble
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks
Television	$62,016	$—	$1,744	$63,760
Other Industries*	13,923,888	—	—	13,923,888
Preferred Securities	28,385	—	—	28,385
Preferred Securities/Capital Securities	—	734,384	—	734,384
Asset Backed Securities:
Diversified Financial Services	—	14,697,577	499,873	15,197,450
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	19,952,553	—	19,952,553
Foreign Corporate Bonds & Notes	—	2,407,537	—	2,407,537
Municipal Bond & Notes	—	916,830	—	916,830
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	18,362,779	—	18,362,779
Government National Mtg. Assoc.	—	4,702,526	—	4,702,526
Other Government Agencies*	—	570,160	—	570,160
U.S. Government Treasuries:
United States Treasury Bonds	—	1,935,297	—	1,935,297
United States Treasury Notes	—	16,644,919	—	16,644,919
Foreign Government Obligations	—	1,793,478	—	1,793,478
Repurchase Agreements	—	3,641,000	—	3,641,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	47,679	—	—	47,679
Open Forward Foreign Currency
Contracts-Appreciation	—	3,007	—	3,007
Total	$14,061,968	$86,362,047	$501,617	$100,925,632

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$21,235	$—	$—	21,235
Open Forward Foreign Currency
Contracts-Depreciation	—	7,855	—	7,855
	$21,235	$7,855	$—	$29,090

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/Principal Amount (11)	Value (Note 1)
COMMON STOCKS — 77.5%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	7,200	$512,784
WPP PLC	2,647	57,713
		570,497
Advertising Services — 0.0%
Vertis, Inc.†(1)(7)	99	0
Aerospace/Defense — 1.3%
Embraer SA ADR	985	35,884
Northrop Grumman Corp.	7,000	837,410
Raytheon Co.	13,400	1,236,150
		2,109,444
Aerospace/Defense-Equipment — 0.3%
Airbus Group NV	1,301	87,185
Alliant Techsystems, Inc.	484	64,817
Astronics Corp.†	485	27,378
AviChina Industry & Technology Co., Ltd., Class H	28,000	15,752
HEICO Corp.	213	11,063
IHI Corp.	19,000	88,525
Orbital Sciences Corp.†	1,868	55,199
Zodiac Aerospace	1,818	61,538
		411,457
Agricultural Chemicals — 0.1%
Monsanto Co.	210	26,195
Syngenta AG	263	97,958
		124,153
Agricultural Operations — 0.0%
Andersons, Inc.	445	22,953
Chaoda Modern Agriculture Holdings, Ltd.†(1)(7)	10,000	645
Limoneira Co.	578	12,699
S&W Seed Co.†	2,097	13,609
		49,906
Airlines — 1.1%
Alaska Air Group, Inc.	6,500	617,825
Copa Holdings SA, Class A	70	9,980
Delta Air Lines, Inc.	1,600	61,952
Deutsche Lufthansa AG	3,361	72,163
Hawaiian Holdings, Inc.†	3,224	44,201
International Consolidated Airlines Group SA†	17,134	108,651
Japan Airlines Co., Ltd.	1,600	88,446
Republic Airways Holdings, Inc.†	2,494	27,035
SkyWest, Inc.	1,728	21,116
Southwest Airlines Co.	23,300	625,838
Spirit Airlines, Inc.†	843	53,311
		1,730,518
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,100	305,164
Moncler SpA	377	6,251
		311,415
Appliances — 0.0%
Haier Electronics Group Co., Ltd.	5,000	13,096
Applications Software — 0.2%
inContact, Inc.†	1,560	14,336
Microsoft Corp.	4,972	207,333
PTC, Inc.†	936	36,317
Verint Systems, Inc.†	603	29,577
		287,563
Athletic Footwear — 0.0%
Adidas AG	666	67,457
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,993	95,387
Sotheby’s	1,181	49,590
		144,977
Audio/Video Products — 0.2%
Panasonic Corp.	11,200	136,427
Skyworth Digital Holdings, Ltd.	48,000	22,915
TiVo, Inc.†	6,248	80,662
VOXX International Corp.†	3,392	31,919
		271,923
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	817	103,616
Daimler AG	576	53,948
Fuji Heavy Industries, Ltd.	5,900	163,363
General Motors Co.	6,900	250,470
Hyundai Motor Co.	327	74,171
Nissan Motor Co., Ltd.	2,300	21,818
Renault SA	1,113	100,632
Suzuki Motor Corp.	4,500	140,946
Toyota Motor Corp.	3,400	204,191
		1,113,155
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	6,700	92,261
Auto/Truck Parts & Equipment-Original — 0.7%
Denso Corp.	1,400	66,818
Faurecia	617	23,284
Hota Industrial Manufacturing Co., Ltd	14,000	24,851
Hyundai Mobis†	177	49,682
Miller Industries, Inc.	1,252	25,766
Tenneco, Inc.†	454	29,828
Tower International, Inc.†	2,002	73,754
Valeo SA	934	125,450
WABCO Holdings, Inc.†	6,500	694,330
		1,113,763
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,621	28,562
Remy International, Inc.	1,028	24,004
Standard Motor Products, Inc.	1,820	81,299
		133,865
Banks-Commercial — 2.0%
Access National Corp.	977	14,811
Australia & New Zealand Banking Group, Ltd.	2,880	90,541
Banca Popolare di Milano Scarl†	16,179	14,511
Banco Bilbao Vizcaya Argentaria SA	7,737	98,622
Banco Bradesco SA ADR	2,941	42,703
Banco Espirito Santo SA†	28,057	23,128
Banco Santander SA†	12,647	132,133
Bank Mandiri Persero Tbk PT	49,000	40,196
Bank of Ireland†	71,940	24,331
Bank of Kentucky Financial Corp.	592	20,596
Bank of Queensland, Ltd.	1,951	22,426

Bank of Yokohama, Ltd.	14,000	80,569
Cardinal Financial Corp.	2,007	37,049
China Construction Bank Corp., Class H	86,000	65,024
Citizens & Northern Corp.	1,271	24,772
City National Corp.	3,700	280,312
Commonwealth Bank of Australia	3,540	269,981
Compartamos SAB de CV	13,993	27,029
Credicorp, Ltd.	579	90,017
DBS Group Holdings, Ltd.	6,000	80,600
DNB ASA	573	10,481
Dubai Islamic Bank PJSC	43,132	75,746
East West Bancorp, Inc.	687	24,038
Erste Group Bank AG	1,944	62,875
Farmers Capital Bank Corp.†	890	20,105
Financial Institutions, Inc.	1,310	30,680
First Community Bancshares, Inc.	1,248	17,884
First NBC Bank Holding Co.†	747	25,032
FirstMerit Corp.	1,546	30,533
FirstRand, Ltd.	10,351	39,662
Grupo Financiero Banorte SAB de CV, Class O	14,294	102,224
Hang Seng Bank, Ltd.	5,600	91,691
Hanmi Financial Corp.	2,603	54,871
Heartland Financial USA, Inc.	877	21,688
Industrial & Commercial Bank of China, Ltd., Class H	81,000	51,210
Itau Unibanco Holding SA ADR	5,141	73,928
Joyo Bank, Ltd.	14,000	74,626
MainSource Financial Group, Inc.	1,927	33,241
Metro Bank PLC(1)(7)	736	15,720
Metropolitan Bank & Trust Co.	15,660	31,356
National Australia Bank, Ltd.	2,982	92,173
OFG Bancorp	1,197	22,037
PacWest Bancorp	1,024	44,206
Peoples Bancorp, Inc.	1,217	32,190
Philippine National Bank†	17,647	36,588
Popular, Inc.†	1,027	35,103
Qatar National Bank SAQ	549	24,625
Republic Bancorp, Inc., Class A	793	18,810
Resona Holdings, Inc.	25,900	150,841
Skandinaviska Enskilda Banken AB, Class A	7,475	99,905
Sumitomo Mitsui Financial Group, Inc.	3,200	134,059
Swedbank AB, Class A	3,612	95,793
United Community Banks, Inc.	1,275	20,872
Westpac Banking Corp.	3,339	106,671
		3,280,815
Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	17,300	648,404
State Street Corp.	12,700	854,202
		1,502,606
Banks-Mortgage — 0.0%
TSB Banking Group PLC†*(7)	4,815	23,197
Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	16,800	1,496,040
Wells Fargo & Co.	2,456	129,087
		1,625,127
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,394	95,893
Beverages-Non-alcoholic — 0.5%
Dr Pepper Snapple Group, Inc.	12,200	714,676
Grape King Bio, Ltd.	6,000	27,128
		741,804
Beverages-Wine/Spirits — 0.1%
Diageo PLC	2,659	84,914
Brewery — 0.2%
Anheuser-Busch InBev NV	1,776	204,034
Heineken Holding NV	1,385	91,060
SABMiller PLC†	1,321	76,595
		371,689
Broadcast Services/Program — 0.2%
Global Mediacom Tbk PT†	330,600	59,260
Scripps Networks Interactive, Inc., Class A	3,400	275,876
		335,136
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.	405	19,877
China National Building Material Co., Ltd.	18,000	15,886
China Singyes Solar Technologies Holdings Ltd	13,000	22,074
Cie de St-Gobain	186	10,494
Trex Co., Inc.†	1,335	38,475
		106,806
Building & Construction-Misc. — 0.1%
Koninklijke Boskalis Westminster NV	1,503	86,202
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	400	25,239
Building Products-Cement — 0.1%
Buzzi Unicem SpA	245	4,123
Cemex Latam Holdings SA	3,215	31,508
Cemex SAB de CV ADR†	2,205	29,172
Holcim, Ltd.	846	74,364
		139,167
Building-Heavy Construction — 0.2%
Aker Solutions ASA	941	16,353
China Railway Group, Ltd., Class H	67,000	32,936
Mota-Engil SGPS SA	9,438	73,922
Veidekke ASA†	1,649	18,550
Vinci SA	2,533	189,377
		331,138
Building-Maintenance & Services — 0.1%
Babcock International Group PLC	4,491	89,310
Building-Residential/Commercial — 0.0%
Bellway PLC	630	16,884
Persimmon PLC	637	13,878
		30,762

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	28,400	1,524,512
Liberty Global PLC, Class C†	268	11,339
Numericable Group SA†	275	16,380
		1,552,231
Casino Hotels — 0.2%
Century Casinos, Inc.†	2,611	15,118
Grand Korea Leisure Co., Ltd.	767	31,535
Melco Crown Entertainment, Ltd. ADR	1,461	52,172
MGM China Holdings, Ltd.	29,200	101,535
SJM Holdings, Ltd.	28,000	70,015
		270,375
Casino Services — 0.0%
Paradise Entertainment, Ltd.	36,000	23,596
Cellular Telecom — 0.2%
MTN Group, Ltd.	3,707	78,075
NTT DOCOMO, Inc.	5,300	90,614
Vodafone Group PLC	23,420	78,158
		246,847
Chemicals-Diversified — 1.6%
Aceto Corp.	878	15,927
Axiall Corp.	1,180	55,779
BASF SE	1,312	152,758
Chemtura Corp.†	3,132	81,839
Dow Chemical Co.	25,900	1,332,814
Innophos Holdings, Inc.	675	38,860
Innospec, Inc.	860	37,126
LyondellBasell Industries NV, Class A	8,200	800,730
Olin Corp.	1,408	37,903
PTT Global Chemical PCL	12,400	25,790
Solvay SA	176	30,293
Wacker Chemie AG	100	11,547
		2,621,366
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials Inc†	833	32,292
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG	178	71,055
Landec Corp.†	5,540	69,195
		140,250
Chemicals-Specialty — 0.1%
Kraton Performance Polymers, Inc.†	924	20,688
Minerals Technologies, Inc.	388	25,445
OM Group, Inc.	845	27,403
Tronox, Ltd. Class A	1,125	30,263
Zep, Inc.	1,869	33,007
		136,806
Coatings/Paint — 0.5%
Sherwin-Williams Co.	3,700	765,567
Commercial Services — 0.1%
Performant Financial Corp.†	2,468	24,927
PHH Corp.†	1,034	23,761
Providence Service Corp.†	1,354	49,543
Wirecard AG	328	14,161
		112,392
Commercial Services-Finance — 0.1%
Experian PLC	5,395	91,222
Green Dot Corp., Class A†	1,060	20,119
MasterCard, Inc., Class A	1,100	80,817
		192,158
Communications Software — 0.0%
SolarWinds, Inc.†	1,344	51,959
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	981	45,518
Computer Services — 0.6%
CACI International, Inc., Class A†	759	53,289
Computer Sciences Corp.	11,400	720,480
Engility Holdings, Inc.†	854	32,674
Manhattan Associates, Inc.†	2,098	72,234
Nomura Research Institute, Ltd.†	2,100	66,127
Unisys Corp.†	1,235	30,554
		975,358
Computer Software — 0.1%
AVG Technologies NV†	1,032	20,774
Cornerstone OnDemand, Inc.†	704	32,398
SS&C Technologies Holdings, Inc.†	625	27,638
		80,810
Computers — 1.4%
Apple, Inc.	24,722	2,297,415
Computers-Integrated Systems — 0.1%
MTS Systems Corp.	278	18,837
NetScout Systems, Inc.†	729	32,324
NTT Data Corp.	1,200	46,079
VeriFone Systems, Inc.†	1,394	51,229
		148,469
Computers-Memory Devices — 1.2%
NetApp, Inc.	20,100	734,052
Quantum Corp.†	15,035	18,343
SanDisk Corp.	2,200	229,746
Western Digital Corp.	10,300	950,690
		1,932,831
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	630	30,341
Synaptics, Inc.†	1,053	95,444
		125,785
Consulting Services — 0.2%
Bureau Veritas SA	2,603	72,248
Corporate Executive Board Co.	309	21,080
Leidos Holdings, Inc.	6,000	230,040
MAXIMUS, Inc.	415	17,853
Serco Group PLC	2,445	15,294
		356,515
Consumer Products-Misc. — 0.9%
Blyth, Inc.	870	6,769
Kimberly-Clark Corp.	13,100	1,456,982
		1,463,751

Containers-Metal/Glass — 0.6%
Ball Corp.	2,900	181,772
Crown Holdings, Inc.†	14,600	726,496
		908,268
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	7,231	71,117
Packaging Corp. of America	2,000	142,980
		214,097
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	3,900	265,902
Coty, Inc., Class A	2,956	50,636
Kao Corp.	2,700	106,262
L’Oreal SA	489	84,268
		507,068
Data Processing/Management — 0.3%
Acxiom Corp.†	2,201	47,740
Amber Road, Inc.†	436	7,033
CommVault Systems, Inc.†	397	19,520
CSG Systems International, Inc.	455	11,880
Dun & Bradstreet Corp.	3,000	330,600
		416,773
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	411	23,032
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	4,569	61,819
Diagnostic Kits — 0.1%
Alere, Inc.†	1,349	50,480
OraSure Technologies, Inc.†	8,650	74,476
Trinity Biotech PLC ADR	951	21,902
		146,858
Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†	265	8,777
Core-Mark Holding Co., Inc.	1,058	48,277
Fourlis Holdings SA†	3,473	25,347
Genuine Parts Co.	6,300	553,140
HD Supply Holdings, Inc.†	900	25,551
MWI Veterinary Supply, Inc.†	254	36,065
Wolseley PLC	345	18,912
		716,069
Diversified Banking Institutions — 3.5%
Barclays PLC	15,131	55,105
BNP Paribas SA	1,346	91,315
Credit Agricole SA	8,648	121,970
Credit Suisse Group AG	1,919	54,878
Deutsche Bank AG	2,222	78,179
Goldman Sachs Group, Inc.	9,500	1,590,680
HSBC Holdings PLC	24,935	253,013
JPMorgan Chase & Co.	36,489	2,102,496
Lloyds Banking Group PLC†	164,701	209,288
Mitsubishi UFJ Financial Group, Inc.	17,300	106,049
Morgan Stanley	21,500	695,095
Natixis	6,862	43,993
UBS AG	5,898	108,210
UniCredit SpA	15,371	128,705
		5,638,976
Diversified Manufacturing Operations — 1.2%
AZZ, Inc.	847	39,030
Chase Corp.	1,042	35,574
Danaher Corp.	11,400	897,522
IMI PLC	4,743	120,702
Ingersoll-Rand PLC	4,900	306,299
Leggett & Platt, Inc.	5,600	191,968
LSB Industries, Inc.†	1,473	61,380
Siemens AG	1,926	254,365
Standex International Corp.	501	37,314
		1,944,154
Diversified Minerals — 0.3%
BHP Billiton PLC	2,928	94,682
BHP Billiton, Ltd.	3,588	121,461
Sumitomo Metal Mining Co., Ltd.	5,000	81,191
US Silica Holdings, Inc.	1,814	100,568
		397,902
Diversified Operations — 0.1%
Grana y Montero SA ADR	871	15,713
Harbinger Group, Inc.†	5,101	64,783
Siam Cement PCL NVDR	2,000	27,854
Wendel SA	662	94,817
		203,167
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	913	85,566
Drug Delivery Systems — 0.0%
Antares Pharma, Inc.†	4,319	11,532
Nektar Therapeutics†	1,706	21,871
		33,403
E-Commerce/Products — 0.4%
Blue Nile, Inc.†	452	12,656
Chegg, Inc.†	2,836	19,965
eBay, Inc.†	11,900	595,714
Shutterfly, Inc.†	226	9,732
		638,067
E-Commerce/Services — 0.4%
Expedia, Inc.	3,350	263,846
Priceline Group, Inc.†	300	360,900
RetailMeNot, Inc.†	1,106	29,431
		654,177
E-Marketing/Info — 0.0%
Conversant, Inc.†	1,413	35,890
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,618	31,502
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,350	384,258
Brother Industries, Ltd.	5,300	91,817
Hitachi, Ltd.	1,000	7,324
		483,399
Electric-Generation — 0.1%
China Power New Energy Development Co., Ltd.†	560,000	34,682

China Resources Power Holdings Co., Ltd.	6,000	17,031
China WindPower Group, Ltd.†	630,000	50,398
		102,111
Electric-Integrated — 2.1%
Chubu Electric Power Co., Inc.†	1,500	18,642
CMS Energy Corp.	12,200	380,030
Edison International	10,300	598,533
Enel SpA	19,424	113,145
Entergy Corp.	16,900	1,387,321
Origin Energy, Ltd.	2,083	28,716
PG&E Corp.	2,900	139,258
PPL Corp.	19,700	699,941
Tenaga Nasional Bhd	13,500	51,208
		3,416,794
Electric-Transmission — 0.1%
Red Electrica Corp. SA	1,887	172,602
Electronic Components-Misc. — 0.4%
Casetek Holdings Ltd.	5,000	29,389
Gentex Corp.	5,700	165,813
Hoya Corp.	4,200	139,551
Japan Display, Inc.†	2,100	12,894
Omron Corp.	3,400	143,310
Pegatron Corp.	28,000	53,453
Radiant Opto-Electronics Corp.†	9,330	39,997
Silergy Corp.†	1,000	9,361
Sparton Corp.†	1,035	28,711
Stoneridge, Inc.†	2,789	29,898
Toshiba Corp.	10,000	46,690
		699,067
Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	24,500	909,440
Cavium, Inc.†	309	15,345
Ceva, Inc.†	1,648	24,341
Fairchild Semiconductor International, Inc.†	1,119	17,456
Freescale Semiconductor, Ltd.†	1,407	33,064
GT Advanced Technologies, Inc.†	696	12,946
Inotera Memories, Inc.†	21,000	38,191
Integrated Silicon Solution, Inc.†	3,736	55,181
Mellanox Technologies, Ltd.†	439	15,304
Microsemi Corp.†	705	18,866
OmniVision Technologies, Inc.†	2,154	47,345
Rovi Corp.†	1,589	38,072
Samsung Electronics Co., Ltd.	127	165,936
Semtech Corp.†	737	19,273
Silicon Image, Inc.†	4,626	23,315
SK Hynix, Inc.†	1,147	55,037
Xilinx, Inc.	6,800	321,708
		1,810,820
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	3,354	72,346
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	882	55,143
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	3,000	362,250
Safran SA	945	61,872
		424,122
Energy-Alternate Sources — 0.0%
Beijing Jingneng Clean Energy Co Ltd.	28,000	12,536
FutureFuel Corp.	3,252	53,951
		66,487
Engineering/R&D Services — 0.2%
ABB, Ltd.	4,661	107,327
Gaztransport Et Technigaz SA	264	17,211
JGC Corp.	3,000	91,150
Singapore Technologies Engineering, Ltd.	27,000	82,284
		297,972
Engines-Internal Combustion — 0.5%
Cummins, Inc.	4,900	756,021
Enterprise Software/Service — 1.3%
MedAssets, Inc.†	2,237	51,093
Oracle Corp.	44,450	1,801,558
Proofpoint, Inc.†	474	17,756
SAP SE	638	49,272
Tyler Technologies, Inc.†	497	45,331
Ultimate Software Group, Inc.†	350	48,360
		2,013,370
Entertainment Software — 0.4%
Activision Blizzard, Inc.	25,400	566,420
Electronic Arts, Inc.†	1,400	50,218
		616,638
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	420	24,142
Female Health Care Products — 0.0%
Asaleo Care, Ltd.† (FSE)	3,645	5,757
Asaleo Care, Ltd.† (ASE)	3,711	5,861
		11,618
Filtration/Separation Products — 0.1%
Alfa Laval AB	5,020	129,378
Polypore International, Inc.†	260	12,410
		141,788
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	249	30,652
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,320	59,954
Nelnet, Inc., Class A	1,161	48,100
Ocwen Financial Corp.†	688	25,525
Portfolio Recovery Associates, Inc.†	1,271	75,663
Santander Consumer USA Holdings, Inc.	5,400	104,976
		314,218
Finance-Credit Card — 1.4%
Discover Financial Services	15,200	942,096
Visa, Inc., Class A	6,065	1,277,956
		2,220,052
Finance-Leasing Companies — 0.0%
MicroFinancial, Inc.	1,436	11,100

Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	683	18,666
Federal Agricultural Mtg. Corp., Class C	887	27,568
		46,234
Finance-Other Services — 0.0%
WageWorks, Inc.†	779	37,556
Food-Catering — 0.1%
Compass Group PLC†	8,384	145,923
Food-Confectionery — 0.0%
Barry Callebaut AG	23	31,253
Ulker Biskuvi Sanayi AS	2,615	21,909
		53,162
Food-Meat Products — 0.0%
JBS SA†	10,915	37,544
Food-Misc./Diversified — 1.3%
Associated British Foods PLC	2,826	147,463
Boulder Brands, Inc.†	562	7,969
Calbee, Inc.	3,900	107,562
Daesang Corp.	495	22,480
Kerry Group PLC, Class A	688	51,673
MEIJI Holdings Co., Ltd.	1,400	92,730
Mondelez International, Inc., Class A	29,200	1,098,212
Nestle SA	4,724	365,966
Unilever NV CVA	1,991	87,118
Unilever PLC	1,627	73,816
		2,054,989
Food-Retail — 0.3%
Carrefour SA	2,667	98,383
Cia Brasileira de Distribuicao ADR	1,116	51,704
Distribuidora Internacional de Alimentacion SA	7,905	72,783
Koninklijke Ahold NV	6,307	118,402
Magnit OJSC†	115	29,933
Seven & I Holdings Co., Ltd.	200	8,426
WM Morrison Supermarkets PLC	1,131	3,550
Woolworths, Ltd.	1,634	54,266
		437,447
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,044	21,935
United Natural Foods, Inc.†	314	20,441
		42,376
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	646	9,709
Deckers Outdoor Corp.†	1,088	93,927
Steven Madden, Ltd.†	545	18,694
		122,330
Gas-Distribution — 0.4%
Centrica PLC	20,761	111,068
China Resources Gas Group, Ltd.	10,000	31,418
Tokyo Gas Co., Ltd.	27,000	157,781
UGI Corp.	7,400	373,700
		673,967
Home Furnishings — 0.0%
La-Z-Boy, Inc.	723	16,752
Select Comfort Corp.†	1,452	29,998
		46,750
Hotels/Motels — 0.6%
Dalata Hotel Group, Ltd.†	2,858	11,723
Hilton Worldwide Holdings, Inc.†	26,700	622,110
Home Inns & Hotels Management, Inc. ADR†	845	28,924
Marcus Corp.	2,227	40,643
Wyndham Worldwide Corp.	3,800	287,736
		991,136
Housewares — 0.0%
NACCO Industries, Inc., Class A	196	9,918
Human Resources — 0.5%
Barrett Business Services, Inc.	487	22,889
Kforce, Inc.	2,067	44,751
Korn/Ferry International†	1,111	32,630
Manpowergroup, Inc.	6,000	509,100
On Assignment, Inc.†	1,659	59,011
Randstad Holding NV	553	29,978
TrueBlue, Inc.†	4,146	114,305
		812,664
Import/Export — 0.1%
ITOCHU Corp.	700	8,990
Marubeni Corp.	4,000	29,258
Mitsubishi Corp.	2,000	41,597
		79,845
Independent Power Producers — 0.0%
Abengoa Yield plc†	407	15,393
Industrial Automated/Robotic — 0.3%
Hollysys Automation Technologies, Ltd.†	1,550	37,959
Rockwell Automation, Inc.	3,100	387,996
		425,955
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	600	151,908
Instruments-Scientific — 0.0%
FEI Co.	350	31,755
Insurance Brokers — 0.6%
Aon PLC	11,300	1,018,017
Insurance-Life/Health — 0.6%
AIA Group, Ltd.	36,200	182,158
American Equity Investment Life Holding Co.	2,393	58,868
Cathay Financial Holding Co., Ltd.	33,626	52,537
Challenger, Ltd.	7,282	51,087
China Life Insurance Co., Ltd.	19,000	49,765
China Pacific Insurance Group Co., Ltd. Class H	11,400	40,303
CNO Financial Group, Inc.	2,486	44,251
ING Groep NV CVA†	4,306	60,495
Legal & General Group PLC	24,980	96,360
Liberty Holdings, Ltd.†	2,490	30,437
Prudential PLC	7,164	164,413
St James’s Place PLC	1,861	24,269

Symetra Financial Corp.	2,144	48,755
		903,698
Insurance-Multi-line — 0.4%
ACE, Ltd.	203	21,051
Ageas	2,631	104,963
Allianz SE	914	152,313
Assicurazioni Generali SpA	5,829	127,786
AXA SA	4,086	97,660
BB Seguridade Participacoes SA	2,043	29,995
Genworth Financial, Inc., Class A†	7,470	129,978
		663,746
Insurance-Property/Casualty — 1.0%
Admiral Group PLC	779	20,651
Alleghany Corp.†	900	394,308
AmTrust Financial Services, Inc.	1,264	52,848
Chubb Corp.	8,300	765,011
Insurance Australia Group, Ltd.†	20,959	115,417
Intact Financial Corp.	158	10,895
Meritz Fire & Marine Insurance Co., Ltd.	1,620	19,774
MS&AD Insurance Group Holdings, Inc.	200	4,831
Powszechny Zaklad Ubezpieczen SA	159	23,233
ProAssurance Corp.	787	34,943
Stewart Information Services Corp.	1,710	53,027
Third Point Reinsurance, Ltd.†	2,219	33,862
Tokio Marine Holdings, Inc.	200	6,578
United Insurance Holdings Corp.	2,060	35,556
		1,570,934
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	800	101,248
Maiden Holdings, Ltd.	2,151	26,005
Muenchener Rueckversicherungs AG	329	72,936
PartnerRe, Ltd.	3,300	360,393
SCOR SE	360	12,383
		572,965
Internet Application Software — 0.1%
Brightcove, Inc.†	1,320	13,913
COLOPL, Inc.†	500	13,721
Intralinks Holdings, Inc.†	2,961	26,323
Splunk, Inc.†	300	16,599
Tencent Holdings, Ltd.	7,400	113,142
Zynga, Inc., Class A†	3,385	10,866
		194,564
Internet Connectivity Services — 0.0%
Com Hem Holding AB†	1,584	14,935
Internet Initiative Japan, Inc.	500	12,285
		27,220
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	10,600	713,274
Internet Content-Information/News — 0.0%
XO Group, Inc.†	1,896	23,169
Yelp, Inc.†	287	22,007
		45,176
Internet Incubators — 0.0%
HomeAway, Inc.†	561	19,534
Safeguard Scientifics, Inc.†	967	20,104
		39,638
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	5,300	590,632
Internet Security — 0.8%
Qihoo 360 Technology Co., Ltd. ADR†	430	39,577
Symantec Corp.	26,800	613,720
VeriSign, Inc.†	11,900	580,839
		1,234,136
Investment Companies — 0.1%
Exor SpA	1,482	60,859
Hercules Technology Growth Capital, Inc.	2,064	33,354
Investor AB, Class B	2,484	93,203
		187,416
Investment Management/Advisor Services — 0.0%
WisdomTree Investments, Inc.†	3,506	43,334
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,515	36,367
Leisure Products — 0.0%
Sega Sammy Holdings, Inc.	1,600	31,477
Lighting Products & Systems — 0.1%
Lextar Electronics Corp	26,000	26,298
OSRAM Licht AG†	1,377	69,453
		95,751
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	638	33,221
Machine Tools & Related Products — 0.1%
THK Co., Ltd.†	3,300	77,789
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	6,300	684,621
Hyster-Yale Materials Handling, Inc.	397	35,150
Joy Global, Inc.	4,300	264,794
		984,565
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	768	30,973
Machinery-General Industrial — 0.7%
Alstom SA†	215	7,838
Altra Industrial Motion Corp.	1,850	67,322
DXP Enterprises, Inc.†	334	25,230
IDEX Corp.	3,500	282,590
Kadant, Inc.	1,024	39,373
Rheinmetall AG	372	26,335
Roper Industries, Inc.	5,100	744,651
		1,193,339
Marine Services — 0.0%
Ezion Holdings, Ltd.	36,400	60,720
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	209	13,292
Medidata Solutions, Inc.†	366	15,669
		28,961

Medical Instruments — 0.4%
AtriCure, Inc.†	1,073	19,722
CONMED Corp.	1,685	74,393
DexCom, Inc.†	479	18,997
Intuitive Surgical, Inc.†	1,000	411,800
Microport Scientific Corp.†	27,000	17,418
Spectranetics Corp.†	832	19,036
Thoratec Corp.†	449	15,652
		577,018
Medical Products — 0.6%
Accuray, Inc.†	2,368	20,838
Aspen Pharmacare Holdings, Ltd.	914	25,687
Coloplast A/S, Class B	1,890	170,921
Cyberonics, Inc.†	153	9,556
Globus Medical, Inc., Class A†	1,037	24,805
Greatbatch, Inc.†	2,113	103,664
Hanger, Inc.†	1,307	41,105
Henry Schein, Inc.†	3,500	415,345
Hill-Rom Holdings, Inc.	1,209	50,186
NxStage Medical, Inc.†	1,158	16,641
		878,748
Medical Sterilization Products — 0.0%
STERIS Corp.	543	29,040
Medical-Biomedical/Gene — 1.5%
Aegerion Pharmaceuticals, Inc.†	683	21,918
AMAG Pharmaceuticals, Inc.†	1,952	40,445
ARIAD Pharmaceuticals, Inc.†	5,211	33,194
Cambrex Corp.†	3,145	65,102
Celgene Corp.†	11,200	961,856
Celldex Therapeutics, Inc.†	358	5,843
Charles River Laboratories International, Inc.†	2,400	128,448
Cubist Pharmaceuticals, Inc.†	1,078	75,266
Gilead Sciences, Inc.†	5,000	414,550
InterMune, Inc.†	1,199	52,936
Isis Pharmaceuticals, Inc.†	389	13,401
Medicines Co.†	1,741	50,593
Merrimack Pharmaceuticals, Inc.†	3,625	26,426
Myriad Genetics, Inc.†	2,800	108,976
Nanosphere, Inc.†	5,923	9,358
NewLink Genetics Corp.†	321	8,523
NPS Pharmaceuticals, Inc.†	844	27,894
Repligen Corp.†	1,174	26,755
Retrophin, Inc.†	1,013	11,893
Sequenom, Inc.†	3,846	14,884
Sunesis Pharmaceuticals, Inc.†	1,490	9,715
United Therapeutics Corp.†	4,200	371,658
		2,479,634
Medical-Drugs — 4.7%
AbbVie, Inc.	16,700	942,548
ACADIA Pharmaceuticals, Inc.†	877	19,811
Actelion, Ltd.	1,651	208,888
Alkermes PLC†	742	37,345
Array BioPharma, Inc.†	2,426	11,063
Astellas Pharma, Inc.	4,400	57,810
AstraZeneca PLC	3,239	240,604
Auxilium Pharmaceuticals, Inc.†	854	17,131
Bayer AG	1,603	226,413
BioSpecifics Technologies Corp.†	468	12,617
Conatus Pharmaceuticals, Inc.†	354	3,225
Eli Lilly & Co.	7,884	490,148
Enanta Pharmaceuticals, Inc.†	338	14,558
GlaxoSmithKline PLC	7,223	193,333
Grifols SA ADR	884	38,940
Hisamitsu Pharmaceutical Co., Inc.	1,200	53,660
Insys Therapeutics, Inc.†	1,461	45,627
Jazz Pharmaceuticals PLC†	1,438	211,400
Johnson & Johnson	20,287	2,122,426
Merck & Co., Inc.	876	50,677
Novartis AG	1,933	175,034
Novo Nordisk A/S	2,709	124,682
Pfizer, Inc.	51,723	1,535,139
Prestige Brands Holdings, Inc.†	1,295	43,888
Receptos, Inc.†	484	20,618
Roche Holding AG	803	239,505
Sanofi	2,346	249,216
Shire PLC	1,643	128,501
SIGA Technologies, Inc.†	5,392	15,205
Sucampo Pharmaceuticals, Inc., Class A†	1,690	11,661
Takeda Pharmaceutical Co., Ltd.	800	37,108
TESARO, Inc.†	476	14,808
Trevena, Inc.†	1,377	7,780
		7,601,369
Medical-Generic Drugs — 0.1%
Actavis PLC†	151	33,681
Impax Laboratories, Inc.†	1,567	46,994
		80,675
Medical-HMO — 1.2%
Aetna, Inc.	9,800	794,584
Centene Corp.†	244	18,449
Health Net, Inc.†	2,974	123,540
Triple-S Management Corp., Class B†	673	12,067
WellCare Health Plans, Inc.†	1,059	79,065
WellPoint, Inc.	7,800	839,358
		1,867,063
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	1,210	54,898
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,594	36,821
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,142	19,117
Amsurg Corp.†	843	38,416
		57,533
Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	8,900	610,184
McKesson Corp.	5,800	1,080,018
Suzuken Co., Ltd.†	1,000	37,214
		1,727,416
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	549	27,937
LB Foster Co., Class A	675	36,531

NN, Inc.	2,582	66,047
NSK, Ltd.	2,000	26,001
Sung Kwang Bend Co., Ltd.	1,119	22,395
		178,911
Metal-Copper — 0.0%
Antofagasta PLC	4,878	63,697
Metal-Diversified — 0.2%
Glencore PLC(SGMX)	21,459	119,558
Glencore PLC(JSE)	4,700	26,207
MMC Norilsk Nickel OJSC ADR	1,537	30,448
Rio Tinto PLC	1,566	83,309
		259,522
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,744	7,153
Vale SA ADR	1,556	20,586
		27,739
Miscellaneous Manufacturing — 0.1%
TriMas Corp.†	2,388	91,054
Motion Pictures & Services — 0.1%
CJ CGV Co., Ltd.†	620	29,597
Lions Gate Entertainment Corp.	1,828	52,244
		81,841
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	8,000	558,800
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	294	21,744
Multimedia — 0.6%
Demand Media, Inc.†	1,779	8,575
Naspers, Ltd., Class N	438	51,563
Quebecor, Inc., Class B	800	19,358
Viacom, Inc., Class B	10,100	875,973
		955,469
Networking Products — 0.1%
Anixter International, Inc.	553	55,339
Extreme Networks, Inc.†	4,401	19,540
		74,879
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	3,372	61,573
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.	138,000	48,075
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,583	43,722
Oil Companies-Exploration & Production — 1.3%
BG Group PLC	5,910	124,912
Cabot Oil & Gas Corp.	7,600	259,464
Callon Petroleum Co.†	6,124	71,345
Encana Corp.	978	23,170
EOG Resources, Inc.	8,700	1,016,682
Genel Energy Plc†	1,136	19,733
Gulfport Energy Corp.†	392	24,618
Kodiak Oil & Gas Corp.†	2,471	35,953
Lone Pine Resources Canada,Ltd.†(1)(7)	1,247	1,390
Lone Pine Resources,Inc.,Class A†(1)(7)	1,247	62
Rosetta Resources, Inc.†	380	20,843
Stone Energy Corp.†	1,191	55,727
Unit Corp.†	596	41,023
VAALCO Energy, Inc.†	3,233	23,375
W&T Offshore, Inc.	1,057	17,303
Woodside Petroleum, Ltd.	2,131	82,527
WPX Energy, Inc.†	14,000	334,740
		2,152,867
Oil Companies-Integrated — 2.0%
BP PLC	27,495	242,286
China Petroleum & Chemical Corp., Class H	36,000	34,372
Eni SpA	5,086	139,146
Exxon Mobil Corp.	18,093	1,821,603
Lukoil OAO ADR	1,490	88,968
Rosneft Oil Co. GDR	4,484	32,801
RoyalDutchShell PLC,ClassA(Euronext)	1,760	72,877
RoyalDutchShell PLC,ClassA(BATS)	5,195	215,022
Royal Dutch Shell PLC, Class B	4,067	176,965
Statoil ASA	5,386	165,430
Suncor Energy, Inc.	703	29,977
Total SA	2,927	211,539
		3,230,986
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,100	120,164
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.	2,098	59,227
Oil-Field Services — 2.9%
AMEC PLC	5,445	113,221
Baker Hughes, Inc.	7,600	565,820
Halliburton Co.	12,145	862,417
Key Energy Services, Inc.†	4,702	42,976
Oceaneering International, Inc.	2,300	179,699
Oil States International, Inc.†	1,400	89,726
Schlumberger, Ltd.	17,600	2,075,920
SPT Energy Group, Inc.	82,000	42,955
Superior Energy Services, Inc.	19,800	715,572
		4,688,306
Optical Supplies — 0.0%
Luxottica Group SpA	349	20,200
STAAR Surgical Co.†	2,957	49,678
		69,878
Paper & Related Products — 0.1%
Domtar Corp.	490	20,997
KapStone Paper and Packaging Corp.†	1,511	50,059
UPM-Kymmene Oyj	5,256	89,819
		160,875
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	760	30,149
Petrochemicals — 0.1%
LG Chem, Ltd.	217	63,483
Mexichem SAB de CV	5,571	23,077
		86,560

Photo Equipment & Supplies — 0.1%
Konica Minolta, Inc.	12,800	126,477
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	278	9,972
Pipelines — 0.1%
Kinder Morgan, Inc.	2,500	90,650
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	883	16,998
Canadian Solar, Inc.†	542	16,943
Generac Holdings, Inc.†	1,073	52,298
Schneider Electric SA	96	9,037
		95,276
Printing-Commercial — 0.1%
Deluxe Corp.	1,838	107,670
Ennis, Inc.	1,535	23,424
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,022	35,032
		166,126
Private Equity — 0.0%
Eurazeo SA	72	5,989
KKR & Co. LP	800	19,464
		25,453
Racetracks — 0.0%
Penn National Gaming, Inc.†	3,576	43,413
Real Estate Investment Trusts — 2.6%
AG Mtg. Investment Trust, Inc.	603	11,415
Agree Realty Corp.	1,038	31,379
ARMOUR Residential REIT, Inc.	3,219	13,938
Ashford Hospitality Prime, Inc.	759	13,024
Ashford Hospitality Trust, Inc.	3,786	43,690
AvalonBay Communities, Inc.	5,300	753,607
Beni Stabili SpA	13,720	12,587
CBL & Associates Properties, Inc.	1,343	25,517
CYS Investments, Inc.	1,900	17,138
Dexus Property Group	79,917	83,647
Education Realty Trust, Inc.	5,325	57,191
EPR Properties	561	31,343
Essex Property Trust, Inc.	4,000	739,640
Federal Realty Investment Trust	1,600	193,472
First Industrial Realty Trust, Inc.	1,218	22,947
Geo Group Inc/The	428	15,292
Glimcher Realty Trust	2,360	25,559
GPT Group	25,104	90,900
Hammerson PLC	6,443	63,954
Hibernia REIT PLC†	31,374	47,686
Invesco Mtg. Capital, Inc.	987	17,134
Investors Real Estate Trust	2,743	25,263
iStar Financial, Inc.†	2,273	34,050
Kilroy Realty Corp.	1,600	99,648
Lexington Realty Trust	5,188	57,120
LTC Properties, Inc.	1,474	57,545
MFA Financial, Inc.	3,234	26,551
National Health Investors, Inc.	781	48,859
Omega Healthcare Investors, Inc.	670	24,696
One Liberty Properties, Inc.	1,331	28,404
PS Business Parks, Inc.	750	62,618
Public Storage	4,400	753,940
Ramco-Gershenson Properties Trust	1,523	25,312
Rayonier, Inc.	2,500	88,875
Select Income REIT	978	28,988
Shopping Centres Australasia Property Group	6,292	10,205
Sovran Self Storage, Inc.	243	18,772
Starwood Property Trust, Inc.	756	17,970
Starwood Waypoint Residential Trust†	152	3,984
Summit Hotel Properties, Inc.	3,385	35,881
Two Harbors Investment Corp.	33,600	352,128
Universal Health Realty Income Trust	350	15,218
Westfield Corp	6,065	40,891
		4,167,978
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	17,800	570,312
Deutsche Wohnen AG	3,904	84,196
HFF, Inc., Class A	3,295	122,541
Mitsubishi Estate Co., Ltd.	1,000	24,688
Regus PLC	11,387	35,409
		837,146
Real Estate Operations & Development — 0.2%
Bekasi Fajar Industrial Estate Tbk PT	535,000	19,044
China Overseas Land & Investment, Ltd.	8,000	19,405
Emaar Properties pjsc	6,701	15,344
Hong Kong Land Holdings, Ltd.	1,000	6,670
KWG Property Holding, Ltd.	28,500	16,364
Robinsons Land Corp.	60,000	32,440
Scentre Group†	7,557	22,803
Sun Hung Kai Properties, Ltd.	1,000	13,728
Surya Semesta Internusa Tbk PT	629,000	36,345
Tokyu Fudosan Holdings Corp.	13,500	106,475
Wheelock & Co., Ltd.	21,000	88,331
		376,949
Research & Development — 0.0%
WuXi PharmaTech Cayman, Inc. ADR†	971	31,907
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	224	17,288
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,333	54,840
Ascena Retail Group, Inc.†	1,166	19,938
Brown Shoe Co., Inc.	711	20,342
Destination Maternity Corp.	2,011	45,790
Gap, Inc.	7,400	307,618
Genesco, Inc.†	495	40,654
Next PLC	1,661	184,061
		673,243
Retail-Automobile — 0.1%
Baoxin Auto Group, Ltd.	26,500	22,361
China ZhengTong Auto Service Holdings, Ltd.	85,500	48,098
Kolao Holdings	1,091	24,747
Sonic Automotive, Inc., Class A	1,692	45,143
		140,349

Retail-Bookstores — 0.0%
WH Smith PLC	662	12,123
Retail-Building Products — 1.4%
Home Depot, Inc.	17,100	1,384,416
Kingfisher PLC	1,672	10,273
Lowe’s Cos., Inc.	16,100	772,639
Lumber Liquidators Holdings, Inc.†	181	13,747
		2,181,075
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	5,000	202,350
Retail-Discount — 0.1%
Big Lots, Inc.	1,217	55,617
HSN, Inc.	293	17,357
Magazine Luiza SA	6,800	28,284
		101,258
Retail-Drug Store — 1.0%
CVS Caremark Corp.	21,900	1,650,603
Retail-Hypermarkets — 0.1%
Lenta, Ltd. GDR†*(2)(7)	3,313	42,738
Puregold Price Club, Inc.	49,300	49,017
		91,755
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	1,200	125,913
Cie Financiere Richemont SA ADR†	1,762	18,535
Swatch Group AG	133	80,313
		224,761
Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	438	25,224
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,287	63,359
Retail-Regional Department Stores — 0.3%
Macy’s, Inc.	8,700	504,774
Retail-Restaurants — 0.1%
Krispy Kreme Doughnuts, Inc.†	1,475	23,571
Papa John’s International, Inc.	1,024	43,407
Popeyes Louisiana Kitchen, Inc.†	816	35,667
Red Robin Gourmet Burgers, Inc.†	278	19,794
		122,439
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†	1,886	22,804
Rubber-Tires — 0.2%
Continental AG	871	201,739
Cooper Tire & Rubber Co.	2,012	60,360
		262,099
Rubber/Plastic Products — 0.0%
Trinseo SA†	479	9,963
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	2,489	131,768
Iridium Communications, Inc.†	2,734	23,129
Loral Space & Communications, Inc.†	513	37,290
		192,187
Savings & Loans/Thrifts — 0.2%
BofI Holding, Inc.†	640	47,021
First Niagara Financial Group, Inc.	15,800	138,092
Flushing Financial Corp.	1,269	26,078
Heritage Financial Group, Inc.	1,077	21,357
Meta Financial Group, Inc.	703	28,120
Pacific Premier Bancorp, Inc.†	1,200	16,908
		277,576
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	912	39,161
Estacio Participacoes SA†	3,100	41,039
Grand Canyon Education, Inc.†	325	14,940
ITT Educational Services, Inc.†	3,206	53,508
Kroton Educacional SA†	1,135	31,829
New Oriental Education & Technology Group ADR	1,000	26,570
		207,047
Security Services — 0.2%
ADT Corp.	7,300	255,062
Ascent Capital Group, Inc., Class A†	148	9,769
		264,831
Semiconductor Components-Integrated Circuits — 0.4%
Advanced Semiconductor Engineering, Inc.	44,000	57,251
Cirrus Logic, Inc.†	891	20,261
Marvell Technology Group, Ltd.	28,600	409,838
Power Integrations, Inc.	468	26,929
Semiconductor Manufacturing International Corp.†	186,000	16,079
Taiwan Semiconductor Manufacturing Co., Ltd.†	25,039	106,083
		636,441
Semiconductor Equipment — 0.1%
ASML Holding NV	1,131	105,325
Entegris, Inc.†	3,024	41,565
Magnachip Semiconductor Corp.†	758	10,688
Photronics, Inc.†	2,873	24,708
Ultra Clean Holdings, Inc.†	4,567	41,331
		223,617
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	956	83,441
Steel-Producers — 0.2%
ArcelorMittal	5,672	84,113
Reliance Steel & Aluminum Co.	1,700	125,307
Voestalpine AG	2,839	135,108
		344,528
Steel-Specialty — 0.1%
Hitachi Metals, Ltd.	12,000	181,709
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,376	70,496
Telecom Services — 0.4%
Allot Communications, Ltd.†	924	12,058
Amdocs, Ltd.	7,700	356,741
Inteliquent, Inc.	1,519	21,068

Spok Holdings, Inc.	1,479	22,777
Tele2 AB, Series B	3,305	38,929
Telecom Corp. of New Zealand, Ltd.	4,759	11,167
Telenor ASA	3,518	80,123
Vivendi SA	370	9,054
Ziggo NV	651	30,103
		582,020
Telecommunication Equipment — 0.0%
Alcatel-Lucent†	6,638	23,705
ARRIS Group, Inc.†	560	18,217
Plantronics, Inc.	245	11,772
ShoreTel, Inc.†	1,703	11,104
		64,798
Telephone-Integrated — 1.6%
BT Group PLC	19,856	130,795
Deutsche Telekom AG	6,348	111,262
Frontier Communications Corp.	6,638	38,766
IDT Corp., Class B	1,035	18,030
KDDI Corp.	100	6,099
Orange SA	5,697	89,906
SoftBank Corp.	2,200	163,808
Telecom Italia SpA RSP	31,302	30,925
Telefonica SA	5,403	92,627
Telstra Corp., Ltd.	23,534	115,617
Verizon Communications, Inc.	36,982	1,809,529
		2,607,364
Television — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA†	2,439	34,934
ITV PLC	36,020	109,851
Mediaset SpA†	4,731	23,062
Sinclair Broadcast Group, Inc., Class A	680	23,630
TVN SA†	3,826	19,527
		211,004
Theaters — 0.0%
Carmike Cinemas, Inc.†	666	23,397
National CineMedia, Inc.	2,599	45,508
		68,905
Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.	380	35,146
Threshold Pharmaceuticals, Inc.†	2,790	11,049
		46,195
Tobacco — 1.0%
British American Tobacco PLC	1,825	108,629
Japan Tobacco, Inc.	2,400	87,490
Philip Morris International, Inc.	16,380	1,380,998
		1,577,117
Toys — 0.1%
Namco Bandai Holdings, Inc.	6,000	140,487
Transactional Software — 0.0%
Bottomline Technologies de, Inc.†	381	11,400
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,332	134,323
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	4,789	48,321
Diana Shipping, Inc.†	2,071	22,553
StealthGas, Inc.†	7,745	85,970
		156,844
Transport-Rail — 0.1%
Central Japan Railway Co.	1,300	185,430
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	43,000	86,214
Deutsche Post AG	1,813	65,564
Matson, Inc.	444	11,917
Universal Truckload Services, Inc.	150	3,804
XPO Logistics, Inc.†	1,222	34,973
		202,472
Transport-Truck — 0.2%
Quality Distribution, Inc.†	6,176	91,775
Swift Transportation Co.†	4,167	105,134
Yamato Holdings Co., Ltd.	3,100	64,231
		261,140
Travel Services — 0.1%
Hana Tour Service, Inc.†	285	19,098
Thomas Cook Group PLC†	10,071	23,009
TUI Travel PLC	6,084	41,440
		83,547
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	719	17,156
USANA Health Sciences, Inc.†	259	20,238
		37,394
Water — 0.1%
United Utilities Group PLC	6,941	104,771
Veolia Environnement SA	1,654	31,515
		136,286
Water Treatment Systems — 0.1%
Coway Co., Ltd.†	836	69,983
Kangda International Environmental Co Ltd†*(2)	14,000	5,058
Sound Global, Ltd.†	31,000	28,999
		104,040
Web Hosting/Design — 0.0%
NIC, Inc.	761	12,062
Web Portals/ISP — 0.3%
AOL, Inc.†	585	23,277
Baidu, Inc. ADR†	155	28,955
Google, Inc., Class A†	421	246,146
Google, Inc., Class C†	25	14,382
Iliad SA	123	37,180
MeetMe, Inc.†	6,775	18,428
NAVER Corp.	31	25,583
United Internet AG	1,840	81,065
Yandex NV, Class A†	1,537	54,779
		529,795

Wireless Equipment — 0.1%
Aruba Networks, Inc.†	596	10,442
CalAmp Corp.†	1,863	40,353
RF Micro Devices, Inc.†	9,545	91,536
Ruckus Wireless, Inc.†	1,564	18,627
Ubiquiti Networks, Inc.†	985	44,512
		205,470
Total Common Stocks (cost $103,059,308)		124,552,594
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	19,557
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Security 7.25%†	26	0
Real Estate Investment Trusts — 0.0%
EPR Properties 5.75%	995	22,865
Total Convertible Preferred Securities (cost $57,652)		42,422
PREFERRED SECURITIES — 0.3%
Banks-Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%	1,960	44,374
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. 9.75%	437	11,253
Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS Series K 6.88%	6,874	186,560
GMAC Capital Trust I FRS Series 2 8.13%	580	15,834
		202,394
Electronic Measurement Instruments — 0.0%
Sartorius AG†	132	15,922
Finance-Auto Loans — 0.0%
Ally Financial, Inc. 7.00%*(2)(7)	33	33,084
Metal-Iron — 0.0%
Vale SA ADR	937	11,150
Oil Companies-Integrated — 0.0%
Petroleo Brasileiro SA ADR	1,772	27,714
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	419	48,441
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,608
Total Preferred Securities (cost $412,670)		414,940
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.23% due 06/15/2037	$105,000	89,250
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(3)	15,000	15,638
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(3)	9,000	8,647
Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS 5.90% due 02/15/2023(3)	38,000	38,380
JP Morgan Chase Capital XXIII FRS 1.22% due 05/15/2077	138,000	110,055
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(3)	30,000	33,600
		182,035
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	100,125
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	41,647
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	51,625
		93,272
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	37,740
Insurance-Multi-line — 0.1%
Genworth Financial, Inc. FRS 6.15% due 11/15/2066	55,000	52,319
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	59,125
MetLife, Inc. 6.40% due 12/15/2066	45,000	50,287
		161,731
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,600

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	60,000	62,475
Total Preferred Securities/Capital Securities (cost $691,987)		761,513
ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.04% due 11/10/2042*(4)(5)	2,410,049	121
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.83% due 11/10/2041*(4)(5)(7)	489,964	1,013
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class A4 5.35% due 11/10/2042(4)	42,941	43,183
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.39% due 10/10/2045(4)	100,000	102,088
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(4)	18,000	18,246
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.56% due 12/11/2049*(4)(5)(7)	1,123,796	9,574
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.71% due 12/10/2046*(4)(5)(7)	2,354,521	26,898
Commercial Mtg. Pass Through Certs. VRS Series 2014-CR17, Class XA 1.38% due 05/10/2047(4)(5)	221,870	17,569
Commercial Mtg. Pass Through Certs. VRS Series 2014-UBS2, Class XA 1.61% due 03/10/2047(4)(5)	378,367	35,546
Countrywide Alternative Loan Trust Series 2005-28CB, Class 2A7 5.75% due 08/25/2035(6)	40,295	36,630
Countrywide Alternative Loan Trust Series 2006-11CB, Class 1A2 6.00% due 05/25/2036(6)	37,969	31,866
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.76% due 05/15/2038*(4)(5)(7)	32,692	1
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	15,000	15,685
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.62% due 02/15/2040*(4)(5)(7)	628,188	5,311
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.77% due 09/15/2039*(4)(5)(7)	393,497	4,418
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	333	332
DB-UBS Mtg. Trust, VRS Series 2011-LC3A, Class D 5.58% due 08/10/2044*(4)(7)	100,000	104,694
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.28% due 07/10/2045*(4)(5)	6,021,954	8,882
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.77% due 05/10/2043*(4)(5)	1,412,046	5,035
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.46% due 07/15/2029(4)(5)	138,468	5,108
GMAC Commercial Mtg. Securities, Inc. VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(4)	8,464	8,478
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.90% due 02/10/2046(4)(5)	979,347	100,792
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	22,000	21,851
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(4)	49,000	49,914
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.49% due 09/12/2037*(4)(5)(7)	1,324,678	3,763
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13 Class C 4.19% due 01/15/2046(4)	22,000	22,075
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.19% due 01/15/2046*(4)(7)	45,000	41,531
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.30% due 12/15/2047(4)	51,000	51,792
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(4)	17,322	17,323

JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-LDP1, Class B 5.40% due 03/15/2046(4)	158,000	161,357
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(4)	75,000	79,999
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A2 5.98% due 06/15/2049(4)	5,623	5,620
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 6.05% due 07/12/2037*(4)(7)	140,000	146,881
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.15% due 02/15/2051(4)	17,159	17,190
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.22% due 07/15/2045(4)	35,000	32,464
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.37% due 11/15/2040*(4)(5)	3,471,384	8,258
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.48% due 04/15/2040*(4)(5)(7)	2,631,213	5,205
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	28,000	28,070
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(4)	50,000	51,829
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(4)	69,000	78,501
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.77% due 06/12/2043*(4)(5)(7)	1,474,927	5,496
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.47% due 07/15/2045*(2)(4)(5)(7)	163,106	12,331
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.53% due 05/15/2044*(2)(4)(5)(7)	119,698	6,954
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	35,710
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.75% due 02/12/2039(4)	58,000	61,301
Morgan Stanley Bank of America Merrill Lynch Trust VRS MSBAM 2013-C11 D 4.57% due 08/15/2046*(4)(7)	57,000	53,429
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.57% due 08/15/2046(4)	64,000	65,257
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	136,998
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(4)	16,360	16,436
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.77% due 04/12/2049(4)	30,828	31,517
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(4)	27,745	27,810
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.48% due 04/15/2042*(4)(5)(7)	3,790,982	6,452
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(4)	50,321	49,683
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.53% due 07/25/2045(6)	44,328	41,014
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.61% due 10/25/2044(6)	72,036	66,318
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.44% due 07/15/2046*(4)(7)	59,000	54,359
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.64% due 03/15/2045*(4)(5)(7)	266,001	21,037
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.65% due 03/15/2048*(4)(5)(7)	860,908	74,592
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.96% due 12/15/2045*(4)(5)(7)	300,898	31,749
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class XA 2.18% due 11/15/2044*(4)(5)(7)	754,389	73,469
WF-RBS Commercial Mtg. Trust Series 2013-C12, Class AS 3.56% due 03/15/2048(4)	20,000	20,280
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class D 4.23% due 03/15/2047*(4)(7)	19,000	17,143
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(4)	73,000	75,454

WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 5.00% due 06/15/2045(4)	29,000	31,049
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.65% due 02/15/2044*(4)(7)	67,000	71,492
Total Asset Backed Securities (cost $3,007,312)		2,492,423
CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	11,000	15,586
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018*(7)	19,000	20,805
Total Convertible Bonds & Notes (cost $28,256)		36,391
U.S. CORPORATE BONDS & NOTES — 6.2%
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	17,000	17,552
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	5,000	5,175
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,998
		37,725
Advertising Services — 0.0%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	14,000	12,828
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	34,000	37,017
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	6,000	6,517
TransDigm Inc Sr. Notes 6.50% due 07/15/2024*	3,000	3,124
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,323
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,237
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,138
		61,356
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,401
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	9,944	10,559
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	3,066	3,603
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	10,383	11,473
		25,635
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	25,000	26,938
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	17,000	18,381
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	95,368
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,773
General Motors Co. Senior Notes 6.25% due 10/02/2043*	15,000	17,212
		120,353
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	20,000	20,875
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	15,000	15,450
		36,325
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	10,000	10,950

American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	35,727
Dana Holding Corp. Senior Notes 5.38% due 09/15/2021	6,000	6,270
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	14,000	14,840
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	14,000	15,225
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	14,000	15,243
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*	15,000	15,375
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,165
		116,795
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(12)(13)	5,000	3,000
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,094
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,595
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,143
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	15,032
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	15,028
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	18,424
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	28,062
		106,378
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	17,212
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	11,000	11,935
		29,147
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	3,011
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,735
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	31,000	34,565
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	58,925
		103,236
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	24,483
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	31,000	33,054
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	17,000	18,190
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	30,170
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	20,000	21,575
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	10,000	10,775
		113,764
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,543
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	10,000	10,600
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	20,000	21,300
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	10,000	10,525

Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	18,700
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	22,100
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	25,000	26,937
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	16,347
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	21,300
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,180
		158,532
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	24,625
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	11,000
		35,625
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Senior Sec. Notes 12.25% due 10/15/2017*	30,000	32,400
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	18,275
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	7,000	7,735
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,875
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	11,000	11,935
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,166
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(8)	14,000	13,930
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	21,300
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	21,000	24,255
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,300
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,945
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,090
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	6,000	5,940
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	17,000	18,572
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	4,000	4,370
Weyerhaeuser Real Estate Co. Senior Notes 5.88% due 06/15/2024*	5,000	5,144
		179,557
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	15,820
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,814
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	48,877
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	6,053
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	6,000	6,090
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	17,000	18,105
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	15,050
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	17,000	17,935

CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	11,000	11,990
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,955
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024*	11,000	10,821
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	14,000	15,400
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	17,000	19,380
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	28,000	33,250
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,350
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	12,888
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	3,000	4,036
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	28,094
		299,908
Casino Hotels — 0.1%
Ceasars Entertainment Operating Co., Inc. Senior Sec. Notes 9.00% due 02/15/2020	14,000	11,655
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	15,600
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,563
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,325
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,875
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	17,587
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,869
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	85,125
Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	3,000	2,940
		189,539
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	15,015
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	14,000	15,260
		30,275
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	49,706
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	11,000	12,128
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	28,000	31,150
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	6,000	6,638
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	25,000	29,187
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	42,000	50,925
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	16,069
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,184
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	18,062
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,315
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,495
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	25,000	27,125
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,266
		260,250

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	10,050
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	26,460
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,402
		60,912
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	25,000	27,938
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	6,000	6,360
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	14,000	14,560
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	3,000	3,060
		23,980
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,914
Ferro Corp. Senior Notes 7.88% due 08/15/2018	28,000	29,260
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,490
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	6,000	6,495
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	17,000	18,785
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	14,000	15,208
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	4,000	4,130
		93,282
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	14,150
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022*	6,000	6,285
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	25,000	27,062
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	14,000	14,595
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	14,000	15,383
		77,475
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,020
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(10)	7,000	7,007
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	35,805
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	5,000	5,044
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	15,137
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	6,000	6,562
PHH Corp. Senior Notes 7.38% due 09/01/2019	14,000	15,995
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	5,000	5,338
		110,908
Commercial Services-Finance — 0.0%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(10)	20,000	20,400
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	17,000	18,232
		38,632
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	11,000	11,578
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	15,000	16,350
		27,928

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	17,000	15,637
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,550
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	10,000	10,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	11,000	11,605
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,450
		43,255
Containers-Metal/Glass — 0.0%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(10)	17,000	17,914
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	19,000	18,506
		36,420
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,034
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	20,000	22,800
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	11,000	11,165
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	17,000	19,125
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	28,993
		88,117
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	31,000	32,782
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	20,550
		53,332
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,718
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	6,000	6,443
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	62,000	67,890
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	11,000	12,842
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	25,000	29,656
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	23,000	28,319
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(10)(18)	6,479	7,200
		167,068
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,873
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	15,000	15,094
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	27,000	29,430
		44,524
Distribution/Wholesale — 0.0%
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	21,850
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	7,215
		29,065
Diversified Banking Institutions — 0.0%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,044
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,828
		15,872
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	9,405

DFC Finance Corp. Senior Notes 10.50% due 06/15/2020*	10,000	10,213
		19,618
Diversified Manufacturing Operations — 0.0%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	28,469
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	19,127
		47,596
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,972
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,940
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	32,760
AES Corp. Senior Notes 8.00% due 10/15/2017	77,000	89,705
		128,405
Electric-Integrated — 0.3%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,056
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,219
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	3,000	3,165
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	30,437
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,887
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	28,615
DPL, Inc. Senior Notes 6.50% due 10/15/2016	28,000	30,170
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	25,449
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Escrow Notes 10.00% due 12/01/2020†	18,000	1,710
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Escrow Notes 10.00% due 12/01/2020*†	47,000	4,465
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*(7)	35,000	35,462
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	8,709	9,360
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	30,996
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,448
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,045
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,119
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,691
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	19,513
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,547
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,746
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(12)(13)	11,000	10,038
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,998
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,975
		389,111
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,751
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,501
		38,252

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,956
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	14,000	14,350
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	11,000	11,715
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	6,000	6,780
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022*	15,000	16,087
		48,932
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,525
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	6,000	6,458
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	6,000	6,817
		13,275
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	18,997
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	16,870
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	17,010
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	14,000	14,586
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021*	11,000	11,495
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,180
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	28,000	28,420
GMAC LLC Sub. Notes 8.00% due 12/31/2018	14,000	16,625
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	11,000	14,053
		150,236
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Company Guar. Notes 6.63% due 05/15/2019*	10,000	10,325
SLM Corp. Senior Notes 8.45% due 06/15/2018	11,000	13,007
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	7,420
		30,752
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	34,588
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	47,603

E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	28,000	30,310
		112,501
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management Corp. Company Guar. Notes 7.88% due 12/15/2021*	11,000	11,495
Finance-Other Services — 0.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,665
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	33,209
		47,874
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	23,000	25,128

Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,362
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	6,000	6,510
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	14,000	15,330
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	3,000	3,135
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	3,000	3,173
		33,510
Food-Misc./Diversified — 0.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	6,000	6,015
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	20,121
HJ Heinz Co. 4.25% due 10/15/2020	25,000	25,156
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	9,000	11,413
		62,705
Funeral Services & Related Items — 0.1%
Service Corp International Senior Notes 5.38% due 01/15/2022	14,000	14,490
Service Corp International Senior Notes 5.38% due 05/15/2024*	14,000	14,315
Service Corp. International Senior Notes 6.75% due 04/01/2016	59,000	63,572
		92,377
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,124
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	17,000	18,147
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	14,000	15,015
		44,286
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,495
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	42,000	47,460
Hotels/Motels — 0.1%
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	3,000	3,090
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	28,000	29,785
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	15,000	15,282
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,748
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,339
		68,244
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,165
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,232
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	35,000	37,975
Dynegy Holdings LLC Escrow Notes 7.75% due 06/01/2019†(2)(7)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	6,585
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	27,187
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	94,244
		172,451
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	17,000	18,211
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	20,300
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	45,378
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,253

OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	20,908
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,004
		116,843
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	35,790
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	32,695
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	19,929
		88,414
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	25,000	30,623
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	71,666
		102,289
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	20,557
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	24,836
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	5,000	5,288
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	16,012
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	10,000	10,837
		32,137
Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	11,000	11,742
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	26,937
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	3,000	3,257
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(10)	10,000	10,650
		52,586
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,900
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	6,000	6,300
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,654
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	24,266
		32,920
Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	5,000	5,050
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	14,000	14,805
		19,855
Medical-Drugs — 0.0%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	6,120
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,987
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	7,000	7,507
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.75% due 10/01/2017*	3,000	3,128
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.88% due 12/01/2018*	11,000	11,509

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,188
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	14,000	14,875
		56,314
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018	5,000	5,079
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	20,000	21,500
		26,579
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,734
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,150
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	31,000	34,061
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	11,000	11,715
		73,660
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022*	10,000	10,025
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	21,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,146
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	3,000	3,075
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	3,000	3,180
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	6,000	6,570
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,053
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	59,000	66,375
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,461
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	14,000	14,927
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	14,000	13,913
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	6,038
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	14,000	15,190
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	27,750
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	14,000	15,452
		216,155
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021	17,000	18,020
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	17,000	18,105
		36,125
Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	25,641
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,562
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	14,418
News America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,644
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,853
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	25,696
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	8,803

Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	62,489
		189,106
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	7,201
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,214
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,908
		23,122
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	6,000	6,398
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	2,000	1,985
Hercules Offshore, Inc. 8.75% due 07/15/2021*	10,000	10,575
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	66,005
		84,963
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	11,000	11,302
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,412
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 6.00% due 05/01/2022*	6,000	6,210
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	17,000	18,530
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	15,365
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	17,000	19,167
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	11,385
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,334
Chesapeake Oilfield Operating LLC Sr. Notes 6.50% due 07/15/2022*	5,000	5,125
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	20,000	21,500
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	6,000	6,113
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,457
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	15,050
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	20,000	22,050
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,341
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	14,000	14,315
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	3,218
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,449
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	6,000	6,383
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	11,275
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020	28,000	32,060
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	6,150
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	15,000	15,975
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	32,475
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	36,550

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	5,000
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	21,185
Linn Energy LLC/Linn Energy Finance Corp. 6.25% due 11/01/2019	20,000	20,950
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(13)	30,000	23,400
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	27,625
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	15,000	16,350
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	16,350
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	55,000	62,494
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	7,000	7,420
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	11,000	11,825
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	11,000	11,316
Rosetta Resources Inc Company Guar. Notes 5.88% due 06/01/2024	11,000	11,440
Samson Investment Co. Company Guar. Notes 10.75% due 02/15/2020*	39,000	41,096
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	5,000	5,163
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	6,495
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,248
SM Energy Co. Senior Notes 6.63% due 02/15/2019	6,000	6,360
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	18,147
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	33,945
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	25,000	26,625
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	6,405
		737,030
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Senior Notes 6.25% due 10/01/2021*	14,000	14,840
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	26,247
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*(7)	11,000	11,825
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 10/01/2022*	11,000	11,165
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	6,000	6,135
Hiland Partners LP / Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,038
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,990
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	26,000
Weatherford, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,681
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	6,126
		81,960
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	51,941
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,752
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,529
		73,222

Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	20,000	22,150
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	23,000	24,236
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	6,000	6,630
Chesapeake Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	18,000	19,260
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	22,137
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,925
El Paso Corp. Senior Sec. Notes 7.00% due 06/15/2017	59,000	66,596
El Paso Corp. Senior Sec. Notes 7.75% due 01/15/2032	24,000	26,280
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	41,994
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,714
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,705
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,599
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,915
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	20,682
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	3,000	3,113
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	14,000	13,860
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,495
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	15,207
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	5,000	5,062
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,112
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/2018	10,000	11,477
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	12,050
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	7,449
		400,498
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	18,695
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	24,345
		43,040
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	11,000	11,385
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	6,000	6,158
		17,543
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	5,000	5,038
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,000
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	11,000	11,357

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	17,000	17,510
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*	20,000	18,900
		47,767
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	14,000	14,752
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	20,000	22,900
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	3,000	3,233
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	14,000	14,805
Sirius XM Radio Inc Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,240
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	6,000	6,645
		68,575
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	29,094
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024*	25,000	25,638
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	26,654
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,940
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	14,000	13,720
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	6,203
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	26,062
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	44,288
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,388
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,433
Duke Realty LP Senior Notes 6.75% due 03/15/2020	5,000	5,959
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,604
Highwoods Realty LP Senior Notes 5.85% due 03/15/2017	20,000	22,229
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,205
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,456
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	11,000	12,210
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,812
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,900
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	15,000	15,320
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,211
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,368
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,769
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,576
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,023
		404,062
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	6,000	6,367
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,110

WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,375
		53,852
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	14,000	14,980
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(7)	50,000	2
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,315
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	6,000	6,795
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*(7)	55,000	55,407
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	6,000	6,270
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	17,000	17,999
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	11,000	11,523
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	3,116
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	3,218
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	12,347
		130,990
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(10)	10,000	10,350
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	21,850
		32,200
Resorts/Theme Parks — 0.0%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	3,000	3,037
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,330
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,625
		39,992
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	17,000	18,551
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,320
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	37,000	42,041
		77,912
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,211
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	14,000	15,452
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	21,000	24,255
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,735
		54,442
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	5,000	4,722
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	72,480	90,489
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	6,000	6,600
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	17,000	19,380
		116,469

Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(10)	10,000	10,225
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	35,000	35,875
		46,100
Retail-Mail Order — 0.0%
QVC, Inc. Senior Notes 4.85% due 04/01/2024	15,000	15,685
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,775
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(10)	10,000	10,900
		21,675
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	15,033
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(10)	11,000	11,275
		26,308
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	6,000	5,715
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	21,026
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	80,000	79,595
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,304
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,418
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	17,511
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	31,050
		167,619
Retail-Restaurants — 0.1%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	17,000	18,233
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*	10,000	10,350
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	25,000	26,437
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	25,000	26,787
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,180
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	35,000	38,500
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,910
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	28,432
		173,829
Retail-Sporting Goods — 0.0%
Academy, Ltd./Academy Finance Corp.*
Company Guar. Notes 9.25% due 08/01/2019	5,000	5,363
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. 6.00% due 07/15/2022*	5,000	5,000
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	27,875
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	23,000	26,335
		54,210
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	27,125
Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	22,000	22,680
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	11,000	11,770
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,262
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	3,000	3,263

Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	6,000	6,427
		47,402
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	21,000	22,628
Qwest Corp. Senior Notes 6.75% due 12/01/2021	46,000	53,256
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,180
SBA Tower Trust Sec. Notes 5.10% due 04/15/2017*	55,000	58,894
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	5,000	4,950
		142,908
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	31,000
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	6,000	5,535
		36,535
Telephone-Integrated — 0.2%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	40,800
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,165
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	15,295
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	3,229
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	20,000	23,600
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	7,000	7,499
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	15,295
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	3,000	3,274
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	14,000	15,680
New Jersey Bell Telephone, Inc. Senior Debentures 8.00% due 06/01/2022	25,000	31,211
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	84,840
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,672
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	50,000	68,571
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	6,000	6,082
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	15,295
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	31,000	35,689
		380,197
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	18,317
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,038
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	6,000	6,270
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,382
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	27,719
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	33,595
		98,321
Theaters — 0.0%
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,440
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	11,000	12,540
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,993
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,512

Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	3,000	3,112
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,165
		41,762
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	19,246
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	21,578
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	9,302
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	8,000	10,483
		60,609
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,788
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	20,000	21,300
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,223
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,924
Kansas City Southern Railway Co. 4.30% due 05/15/2043	3,000	2,848
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	23,825
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	14,000	14,280
		76,100
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	20,000	21,400
Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	11,000	12,210
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	25,000	27,656
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	10,200
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*(10)	15,987	16,467
		66,533
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	5,038
Total U.S. Corporate Bonds & Notes (cost $9,173,058)		9,958,654
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.1%
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,299
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	55,640
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	105,177
		172,116
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	20,000	21,800
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	7,000	7,376
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	17,000	17,978
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,240
		24,218
Cellular Telecom — 0.1%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	20,000	17,300
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	29,711
		47,011

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	10,000		10,812
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000		46,900
			57,712
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	11,000		11,330
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000		16,952
			28,282
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	13,000		13,650
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,000		1,073
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	14,000		15,242
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	8,000		8,803
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000		5,518
			44,286
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	17,000		18,232
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000		10,325
			28,557
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	61,000		84,771
Electric-Integrated — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000		46,527
Energy East Corp. Notes 6.75% due 07/15/2036	10,000		12,430
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	70,000		78,738
			137,695
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019	6,000		6,301

Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	23,982

Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*	6,000		6,060
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*	5,000		4,625
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*	10,000		10,400
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		16,031
			37,116
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	3,000		3,030

Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000		39,318

Medical-Drugs — 0.0%
Capsugel SA 7.00% due 05/15/2019*(10)	3,000		3,090
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*	20,000		20,700
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*	11,000		11,852
			35,642
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000		22,200

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000		11,303

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000		28,281
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	20,000		20,300

Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	26,438
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*	14,000	14,980
		89,999
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000	81,686
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	6,000	6,037
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	6,023
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	7,975
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	3,000	3,113
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	28,000	31,010
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	28,000	29,400
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(7)	10,000	0
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	15,937
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000	21,200
		202,381
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	20,621
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	52,112
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(7)	15,000	15,450
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	34,154
		122,337
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	15,400
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	10,698
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/2019	18,000	23,621
		34,319
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,750
Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	6,000	6,060
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	20,500
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	6,262
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	18,615
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	56,000	59,290
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	28,000	30,275
SES SA Company Guar. Notes 5.30% due 04/04/2043*(7)	5,000	5,331
		119,773
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	17,000	17,871
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	6,000	6,600
ArcelorMittal Senior Notes 10.35% due 06/01/2019	28,000	35,840
		42,440
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	22,552

Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	7,085
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,742
		69,379
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,688
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020	2,000	1,916
Total Foreign Corporate Bonds & Notes (cost $1,465,167)		1,606,529
LOANS(15)(16)(19)— 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS 5.40% due 01/28/2018	69,919	65,192
Caesars Entertainment Operating Co., Inc. FRS 9.75% due 03/01/2017	5,000	4,930
		70,122
Electric-Integrated — 0.0%
TXU Energy 4.73% due 10/10/2017(12)(13)	70,398	58,078
Total Loans (cost $135,225)		128,200
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	34,351
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	16,949
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	42,705
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,189
Total Municipal Bonds & Notes (cost $80,201)		104,194
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	14,709	15,617
5.50% due 06/01/2035	9,379	10,539
7.50% due 10/01/2029	9,057	10,506
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB
16.56% due 06/15/2034(6)(14)	30,757	41,159
Series 3065, Class DC
19.40% due 03/15/2035(6)(14)	42,672	60,582
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series T-56, Class 2IO
0.05% due 05/25/2043(2)(5)(6)	116,789	365
Series T-56, Class 1IO
0.29% due 05/25/2043(2)(5)(6)	122,768	10
Series T-56, Class 3IO
0.38% due 05/25/2043(2)(5)(6)	94,429	7
Series T-51, Class 1AIO
0.47% due 09/25/2043(5)(6)	64,503	0
Series T-56, Class AIO
0.52% due 05/25/2043(5)(6)	197,935	3,741
		142,526
Federal National Mtg. Assoc. — 0.4%
4.00% due 05/01/2019	139,631	148,447
4.00% due 09/01/2020	14,505	15,419
4.50% due 04/01/2018	3,263	3,462
4.50% due 03/01/2020	8,336	8,865
4.50% due 04/01/2020	15,307	16,273
4.50% due 09/01/2020	8,766	9,312
4.50% due 11/01/2020	6,417	6,824
5.00% due 03/01/2021	4,104	4,373
5.50% due 03/01/2018	4,755	5,051
6.00% due 06/01/2036	3,660	4,125
6.50% due 01/01/2036	693	784
6.50% due 06/01/2036	56,151	63,434
6.50% due 07/01/2036	10,709	12,074
6.50% due 09/01/2036	36,809	41,503
6.50% due 11/01/2036	33,945	38,338
7.00% due 06/01/2033	8,769	9,562
7.00% due 04/01/2035	12,746	14,802
7.50% due 04/01/2024	12,112	13,484
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS
19.79% due 08/25/2035(6)(14)	18,711	25,234
Series 2005-122, Class SE
22.57% due 11/25/2035(6)(14)	22,768	32,921
Series 3072, Class SM 23.24% due 11/15/2035(6)(14)	28,975	42,418
Series 2006-8, Class HP
24.01% due 03/25/2036 (6)(14)	31,827	47,632
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI
0.42% due 10/25/2041(5)(6)	162,666	3,146
		567,483
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	36,068	40,739

6.50% due 09/20/2037	8,833	9,978
		50,717
Total U.S. Government Agencies (cost $735,914)		760,726
U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 0.2%
2.75% due 08/15/2042	70,000	62,606
3.75% due 11/15/2043	320,000	345,600
		408,206
United States Treasury Notes — 2.0%
1.00% due 08/31/2016	170,000	171,753
1.13% due 12/31/2019	220,000	212,558
1.63% due 08/15/2022	40,000	37,975
1.75% due 05/31/2016	500,000	512,656
2.00% due 02/15/2023	120,000	116,513
2.38% due 08/31/2014	1,010,000	1,013,827
2.75% due 11/15/2023	910,000	932,679
3.50% due 02/15/2018	150,000	162,480
		3,160,441
Total U.S. Government Treasuries (cost $3,537,625)		3,568,647
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI Taiwan Index Fund	2,571	40,622
Market Vectors Vietnam ETF	2,419	50,315
SPDR S&P 500 ETF Trust, Series 1	4,000	782,880
SPDR S&P MidCap 400 ETF Trust	400	104,224
Total Exchange-Traded Funds (cost $974,245)		978,041
EQUITY CERTIFICATES — 0.2%
Banks-Commercial — 0.1%
Citigroup Global Markets Holdings, Inc. — Guaranty Trust Bank(7)	53,549	9,532
Citigroup Global Markets Holdings, Inc. — Zenith Bank(7)	112,269	17,289
Merrill Lynch - National Bank of Kuwait †(7)	8,153	27,782
UBS AG - Apollo Tyres, Ltd.†(7)	1,759	43,932
		98,535
Finance-Mortgage Loan/Banker — 0.0%
UBS AG - Housing Development Finance Corp.†(7)	3,106	51,323
Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmaceuticals, Ltd.†(7)	3,594	34,112
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp. of India, Ltd.†(7)	9,269	21,481
Television — 0.1%
UBS AG - Sun TV Network, Ltd.†(7)	6,839	52,256
Real Estate Management/Services — 0.0%
UBS AG-Oberoi Realty, Ltd.†(7)	2,718	11,742
Petrochemicals — 0.0%
Merrill Lynch-Saudi Industrial Investment Group†(7)	3,628	34,896
Oil Companies-Integrated — 0.0%
UBS AG - ONGC, Inc.†(7)	6,205	43,889
Food-Misc./Diversified — 0.0%
Merrill Lynch - Kuwait Foods Americana†(7)	1,164	11,486
Chemicals-Diversified — 0.0%
Merrill Lynch - Saudi Basic Industries Corp.†(7)	790	24,168
Agricultural Chemicals — 0.0%
UBS AG - UPL, Ltd.†(7)	4,249	24,162
Total Equity Certificates (cost $336,855)		408,050
WARRANTS †— 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(1)(7) (cost $1,115)	6,345	0
RIGHTS† — 0.0%
Building-Heavy Construction — 0.0%
Mota-Engil Africa SGPA SA Expires 12/31/2014 (1) (cost $0.00)	9,198	4,723
Total Long-Term Investment Securities (cost $123,696,590)		145,818,047
SHORT-TERM INVESTMENT SECURITIES — 4.5%
U.S. Government Agencies — 2.0%
Federal Home Loan Bank 0.00% due 08/08/2014	$3,200,000	3,199,780
U.S. Government Treasuries — 2.5%
United States Treasury Bills
0.01% due 07/03/2014	2,000,000	1,999,999
0.07% due 08/21/2014 (17)	2,000,000	1,999,802
		3,999,801
Total Short-Term Investment Securities (cost $7,199,581)		7,199,581

REPURCHASE AGREEMENT — 2.9%
Agreement with Deutche Bank AG, bearing interest at 0.05%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount $4,632,000 collateralized by $4,695,000 of United States Treasury Notes, bearing interest at 0.87% due 07/01/2014 and having an approximate value of $4,726,611 (cost $4,632,000)	4,632,000	4,632,000

TOTAL INVESTMENTS (cost $135,528,171)(9)	98.1%	157,649,628
Other assets less liabilities	1.9	3,076,078
NET ASSETS	100.0%	$160,725,706

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $4,325,428 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	Illiquid security at June 30, 2014, the aggregate value of these securities was $1,451,488 representing 1.0% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Security in default of interest.
(14)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2014.
(15)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Security is currently paying interest in the form of additional securities.
(19)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

ADR	— American Depository Receipt
ASE	— Australia Stock Exchange
BATS	— Better Alternative Trading System
CAD	— Canadian Dollars
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchange, Amsterdam
FSE	— Frankfort Stock Exchange
GDR	— Global Depository Receipt
JSE	— Johannesburg Stock Exchange
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SGMX	— Sigma X Trading Platform
XJSE	— Johannesburg Exchange
FRS	— Floating Rate Security
VRS	—Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the  original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
38	Short	Euro Stoxx 50 Index	September 2014	$1,698,891	$1,681,720	$17,171
15	Short	FTSE 100 Index	September 2014	1,744,537	1,722,781	21,756
15	Long	Mini MSCI EAFE	September 2014	1,469,100	1,476,675	7,575
52	Long	Russell 2000 Mini Index	September 2014	6,008,340	6,189,560	181,220
36	Short	Russell 2000 Mini Index	September 2014	4,159,620	4,285,080	(125,460)
69	Long	S&P 500 E-Mini Index	September 2014	6,635,040	6,735,780	100,740
38	Short	S&P 500 E-Mini Index	September 2014	3,654,080	3,709,560	(55,480)
11	Long	S&P Mid 400 E-Mini Index	September 2014	1,534,940	1,572,230	37,290
17	Short	S&P Mid 400 E-Mini Index	September 2014	2,372,180	2,429,810	(57,630)
24	Long	SPI 200 Index	September 2014	3,026,868	3,029,131	2,263
12	Long	U.S. Treasury 2 YR Notes	September 2014	2,636,625	2,635,125	(1,500)
42	Short	U.S. Treasury 2 YR Notes	September 2014	9,228,188	9,222,938	5,250
17	Long	U.S. Treasury 5 YR Notes	September 2014	2,033,359	2,030,836	(2,523)
51	Short	U.S. Treasury 5 YR Notes	September 2014	6,100,078	6,092,508	7,570
64	Long	U.S. Treasury 10 YR Notes	September 2014	8,008,000	8,011,000	3,000
						$141,242

Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)
Citibank N.A.	$8,744	12/19/14	(3 Month USD LIBOR-BBA plus 15 bps)	Citibank U.S. Equity Custom Basket	$852
Citibank N.A.	7,509	12/19/14	3 Month USD LIBOR-BBA minus 10 bps	Russell 1000 Index Total Return	(13,012)
	Net Unrealized Appreciation (Depreciation)				$(12,160)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@   Fair valued swap contracts.. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	4,019,444	09/17/2014	$—	$(30,745)

Barclays Bank PLC	CHF	539,300	USD	600,580	09/17/2014	—	(7,959)
	GBP	1,219,000	USD	2,041,167	09/17/2014	—	(43,719)
	HKD	1,999,100	USD	257,913	08/20/2014	88	—
	USD	18,439	SEK	123,500	09/17/2014	31	—
						119	(51,678)
Citibank N.A.	CAD	74,500	USD	67,258	07/17/2014	—	(2,535)
	DKK	1,299,400	USD	236,814	09/17/2014	—	(1,938)
						—	(4,473)
Credit Suisse AG	JPY	80,387,800	USD	782,553	08/20/2014	—	(11,251)
	USD	795,071	JPY	80,387,800	08/20/2014	—	(1,267)
						—	(12,518)
Goldman Sachs International	JPY	69,550,700	USD	677,011	08/20/2014	—	(9,780)

HSBC Bank USA, N.A.	CAD	12,000	USD	11,193	07/17/2014	—	(48)
	JPY	6,891,100	USD	67,079	08/20/2014	—	(968)
	USD	10,977	CAD	12,000	07/17/2014	265	—
						265	(1,016)
JPMorgan Chase Bank	CHF	180,800	USD	201,355	09/17/2014	—	(2,657)
	GBP	171,100	USD	286,478	09/17/2014	—	(6,159)
	JPY	80,387,800	USD	795,053	08/20/2014	1,249	—
	NOK	450,600	USD	74,823	09/17/2014	1,576	—
	SEK	927,900	USD	138,553	09/17/2014	—	(213)
	SGD	271,600	USD	216,335	08/20/2014	—	(1,488)
						2,825	(10,517)
State Street Bank & Trust Co.	AUD	854,900	USD	783,892	07/17/2014	—	(21,371)
	CAD	49,600	USD	44,759	07/17/2014	—	(1,707)
	USD	11,193	CAD	12,000	07/17/2014	48	—
	USD	12,627	ILS	43,900	07/17/2014	165	—
						213	(23,078)
UBS AG	AUD	139,100	USD	127,524	07/17/2014	—	(3,500)
	GBP	60,900	USD	101,932	09/17/2014	—	(2,227)
						—	(5,727)
Westpac Banking Corp.	EUR	175,700	USD	239,269	09/17/2014	—	(1,386)
	JPY	80,387,700	USD	782,469	08/20/2014	—	(11,335)
						—	(12,721)
Net Unrealized Appreciation(Depreciation)						$3,422	$(162,253)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Advertising Services	$—	$—	$0	$0
Agricultural Operations	49,261	—	645	49,906
Banks-Commercial	3,265,095	—	15,720	3,280,815
Oil Companies-Exploration & Production	2,151,415	—	1,452	2,152,867
Retail-Hypermarkets	49,017	42,738	—	91,755
Water Treatment Systems	98,982	5,058	—	104,040
Other Indusrties*	118,873,211	—	—	118,873,211
Convertible Preferred Securities	42,422	—	—	42,422
Preferred Securities:
Finance-Auto Loans	—	33,084	—	33,084
Other Industries	381,856	—	—	381,856
Preferred Securities/Capital Securities	—	761,513	—	761,513
Asset Backed Securities	—	2,492,423	—	2,492,423
Convertible Bonds & Notes	—	36,391	—	36,391
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	9,958,652	—	9,958,652
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	202,381	0	202,381
Other Industries*	—	1,404,148	—	1,404,148
Loans	—	128,200	—	128,200
Municipal Bonds & Notes	—	104,194	—	104,194
U.S. Government Agencies	—	760,726	—	760,726
U.S. Government Treasuries	—	3,568,647	—	3,568,647
Exchange-Traded Funds	978,041	—	—	978,041
Equity Certificates	—	408,050	—	408,050
Warrants	—	—	0	0
Rights	—	—	4,723	4,723
Short-Term Investment Securities:
U.S. Government Agencies	—	3,199,780	—	3,199,780
U.S. Government Treasuries	—	3,999,801	—	3,999,801
Repurchase Agreements	—	4,632,000	—	4,632,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	383,835	—	—	383,835
Total Return Swaps - Appreciation	—	852	—	852
Open Forward Currency Contracts - Appreciation	—	3,422	—	3,422
Total	$126,273,135	$31,742,060	$22,542	$158,037,737
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$242,593	$—	$—	$242,593
Total Return Swaps - Depreciation	—	13,012	—	13,012
Open Forward Currency Contracts - Depreciation	—	162,253	—	162,253
Total	$242,593	$175,265	$—	$417,858

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $22,679,156 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.6%
Aerospace/Defense — 1.4%
Boeing Co.	43,300	$5,509,059
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	34,200	3,948,390
Airlines — 2.2%
American Airlines Group, Inc.†	118,000	5,069,280
Delta Air Lines, Inc.	38,900	1,506,208
United Continental Holdings, Inc.†	42,400	1,741,368
		8,316,856
Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	18,300	1,801,452
Under Armour, Inc., Class A†	19,900	1,183,851
		2,985,303
Applications Software — 2.7%
NetSuite, Inc.†	16,500	1,433,520
Red Hat, Inc.†	39,800	2,199,746
salesforce.com, Inc.†	83,700	4,861,296
ServiceNow, Inc.†	28,400	1,759,664
		10,254,226
Athletic Footwear — 0.5%
NIKE, Inc., Class B	26,400	2,047,320
Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	10,300	2,472,618
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	40,200	2,763,348
Banks-Fiduciary — 0.5%
State Street Corp.	29,100	1,957,266
Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	41,500	3,707,610
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	9,600	1,267,680
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	58,600	1,440,388
Lennar Corp., Class A	33,300	1,397,934
		2,838,322
Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	6,000	950,280
Casino Hotels — 3.4%
Las Vegas Sands Corp.	62,600	4,771,372
MGM Resorts International†	115,000	3,036,000
Wynn Macau, Ltd.	477,200	1,877,916
Wynn Resorts, Ltd.	16,600	3,445,496
		13,130,784
Chemicals-Diversified — 0.1%
FMC Corp.	4,500	320,355
Chemicals-Specialty — 1.1%
Ecolab, Inc.	36,500	4,063,910
Coatings/Paint — 1.2%
Sherwin-Williams Co.	21,600	4,469,256
Commercial Services-Finance — 2.1%
MasterCard, Inc., Class A	107,900	7,927,413
Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	40,700	1,990,637
Computer Software — 0.4%
Akamai Technologies, Inc.†	22,800	1,392,168
Computers — 1.8%
Apple, Inc.	72,900	6,774,597
Computers-Periphery Equipment — 0.6%
Stratasys, Ltd.†	19,900	2,261,237
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	20,000	1,485,200
Data Processing/Management — 0.4%
Fiserv, Inc.†	23,800	1,435,616
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	10,800	1,442,556
Distribution/Wholesale — 0.6%
Fastenal Co.	18,600	920,514
WW Grainger, Inc.	5,300	1,347,631
		2,268,145
Diversified Banking Institutions — 0.6%
Morgan Stanley	72,300	2,337,459
Diversified Manufacturing Operations — 2.0%
Danaher Corp.	95,200	7,495,096
E-Commerce/Products — 4.7%
Amazon.com, Inc.†	51,000	16,563,780
Vipshop Holdings, Ltd. ADR†	8,700	1,633,338
		18,197,118
E-Commerce/Services — 5.1%
Ctrip.com International, Ltd. ADR†	46,700	2,990,668
Netflix, Inc.†	9,300	4,097,580
Priceline Group, Inc.†	10,500	12,631,500
		19,719,748
Electronic Security Devices — 0.7%
Tyco International, Ltd.	61,200	2,790,720
Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	13,500	1,213,110
Finance-Credit Card — 3.6%
American Express Co.	37,000	3,510,190
Visa, Inc., Class A	48,200	10,156,222
		13,666,412
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	63,700	1,996,995
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	8,100	1,530,090
Food-Misc./Diversified — 0.3%
Nestle SA	12,548	972,088
Food-Retail — 0.2%
Whole Foods Market, Inc.	15,600	602,628
Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	23,300	1,883,106
Industrial Gases — 0.6%
Praxair, Inc.	18,500	2,457,540
Internet Application Software — 0.4%
Tencent Holdings, Ltd.	99,500	1,521,309
Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	79,200	5,329,368

1

Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	13,700	2,349,139
Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	6,200	1,981,520
Invesco, Ltd.	45,700	1,725,175
		3,706,695
Machinery-General Industrial — 1.6%
Roper Industries, Inc.	25,600	3,737,856
Wabtec Corp.	28,500	2,353,815
		6,091,671
Machinery-Pumps — 0.2%
Flowserve Corp.	11,500	855,025
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	7,100	2,923,780
Medical-Biomedical/Gene — 8.4%
Alexion Pharmaceuticals, Inc.†	25,200	3,937,500
Biogen Idec, Inc.†	24,400	7,693,564
Celgene Corp.†	44,400	3,813,072
Gilead Sciences, Inc.†	136,800	11,342,088
Incyte Corp., Ltd.†	28,000	1,580,320
Regeneron Pharmaceuticals, Inc.†	4,700	1,327,609
Vertex Pharmaceuticals, Inc.†	27,600	2,613,168
		32,307,321
Medical-Drugs — 2.1%
Allergan, Inc.	20,100	3,401,322
Valeant Pharmaceuticals International, Inc.†	35,500	4,477,260
		7,878,582
Medical-HMO — 1.2%
Humana, Inc.	16,800	2,145,696
UnitedHealth Group, Inc.	31,900	2,607,825
		4,753,521
Medical-Wholesale Drug Distribution — 2.0%
McKesson Corp.	41,500	7,727,715
Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	30,900	7,799,160
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	20,500	1,431,925
Multimedia — 1.6%
Twenty-First Century Fox, Inc., Class A	91,100	3,202,165
Walt Disney Co.	35,100	3,009,474
		6,211,639
Oil Companies-Exploration & Production — 3.7%
Concho Resources, Inc.†	14,900	2,153,050
Continental Resources, Inc.†	8,200	1,295,928
EQT Corp.	22,700	2,426,630
Pioneer Natural Resources Co.	21,600	4,963,896
Range Resources Corp.	36,438	3,168,284
		14,007,788
Real Estate Investment Trusts — 3.9%
American Tower Corp.	80,400	7,234,392
Crown Castle International Corp.	103,200	7,663,632
		14,898,024
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	28,200	1,864,866
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	8,000	4,289,920
Retail-Automobile — 0.8%
CarMax, Inc.†	60,200	3,131,002
Retail-Building Products — 2.2%
Home Depot, Inc.	48,200	3,902,272
Lowe’s Cos., Inc.	94,900	4,554,251
		8,456,523
Retail-Discount — 0.8%
Costco Wholesale Corp.	18,700	2,153,492
Dollar Tree, Inc.†	16,100	876,806
		3,030,298
Retail-Drug Store — 1.0%
CVS Caremark Corp.	51,100	3,851,407
Retail-Gardening Products — 0.8%
Tractor Supply Co.	48,200	2,911,280
Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	5,800	3,436,558
Starbucks Corp.	72,600	5,617,788
		9,054,346
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	11,600	918,720
Semiconductor Equipment — 0.7%
ASML Holding NV	29,400	2,742,138
Software Tools — 0.5%
VMware, Inc., Class A†	20,700	2,003,967
Telephone-Integrated — 0.9%
SoftBank Corp.	49,000	3,648,458
Therapeutics — 0.3%
Pharmacyclics, Inc.†	13,200	1,184,172
Transport-Rail — 1.1%
Kansas City Southern	30,700	3,300,557
Union Pacific Corp.	8,500	847,875
		4,148,432
Transport-Services — 0.6%
FedEx Corp.	14,800	2,240,424
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	13,700	1,010,786
Web Portals/ISP — 8.0%
Baidu, Inc. ADR†	27,200	5,081,232
Google, Inc., Class A†	20,100	11,751,867
Google, Inc., Class C†	20,600	11,850,768
NAVER Corp.	2,147	1,771,837
		30,455,704
Total Common Stocks (cost $274,841,864)		377,577,367

2

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Living Social, Inc. Series F†(1)(2)(3)	11,949	5,496
Web Hosting/Design — 0.1%
AirBNB, Inc. Series D†(1)(2)(3)	4,443	542,664
Total Convertible Preferred Securities (cost $634,552)		548,160
Total Long-Term Investment Securities (cost $275,476,416)		378,125,527
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund (cost $4,660,176)	4,660,176	4,660,176
TOTAL INVESTMENTS (cost $280,136,592)(4)	99.9%	382,785,703
Other assets less liabilities	0.1	510,361
NET ASSETS	100.0%	$383,296,064

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $548,160 representing 0.1% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Stock Portfolio held the following restricted securities:

					Market	Value as a
	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AirBNB, Inc., Series D
Convertible Preferred Security	04/16/2014	4,443	$542,664	$542,664	$122.14	0.1%

Living Social, Inc. Series F
Convertible Preferred Securities	11/08/2011	11,949	91,888	5,496	0.46	0.0

				$548,160		0.1%

(4) See Note 4 for cost of investments on a tax basis.
ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$19,719,748	$—	$—	$19,719,748
Medical-Biomedical/Gene	32,307,321	—	—	32,307,321
Web Portals/ISP	30,455,704	—	—	30,455,704
Other Industries*	295,094,594	—		295,094,594
Convertible Preferred Securities	—	—	548,160	548,160
Short-Term Investment Securities:
Registered Investment Companies	4,660,176	—	—	4,660,176
Total	$382,237,543	$—	$548,160	$382,785,703

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $8,270,299 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments.

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,546	$127,712
Omnicom Group, Inc.	3,993	284,382
		412,094
Aerospace/Defense — 0.9%
Boeing Co.	20,511	2,609,615
General Dynamics Corp.	2,315	269,813
Lockheed Martin Corp.	2,513	403,915
Northrop Grumman Corp.	1,423	170,233
Raytheon Co.	2,417	222,968
Rockwell Collins, Inc.	1,152	90,017
		3,766,561
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	7,298	842,554
Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc.	467	112,328
Monsanto Co.	30,400	3,792,096
		3,904,424
Airlines — 0.5%
Delta Air Lines, Inc.	13,102	507,309
Southwest Airlines Co.	10,690	287,133
United Continental Holdings, Inc.†	31,493	1,293,418
		2,087,860
Apparel Manufacturers — 0.4%
Carter’s, Inc.	9,657	665,657
Michael Kors Holdings, Ltd.†	2,778	246,270
Ralph Lauren Corp.	543	87,255
Under Armour, Inc., Class A†	2,503	148,903
VF Corp.	5,319	335,097
		1,483,182
Applications Software — 2.7%
Citrix Systems, Inc.†	1,570	98,203
Intuit, Inc.	4,387	353,285
Microsoft Corp.	211,224	8,808,041
Red Hat, Inc.†	2,926	161,720
Salesforce.com, Inc.†	14,384	835,423
ServiceNow, Inc.†	17,244	1,068,438
		11,325,110
Athletic Footwear — 1.2%
NIKE, Inc., Class B	61,895	4,799,957
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,052	113,016
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,481	344,371
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	3,533	230,316
Delphi Automotive PLC	1,921	132,049
Johnson Controls, Inc.	10,263	512,432
		874,797
Banks-Commercial — 0.2%
PacWest Bancorp	13,470	581,500
Regions Financial Corp.	10,654	113,146
Zions Bancorporation	1,428	42,083
		736,729
Banks-Fiduciary — 0.2%
Northern Trust Corp.	10,436	670,096
State Street Corp.	3,594	241,732
		911,828
Banks-Super Regional — 0.4%
Comerica, Inc.	2,807	140,799
Fifth Third Bancorp	13,142	280,582
Huntington Bancshares, Inc.	12,791	122,026
KeyCorp	13,649	195,590
US Bancorp	25,413	1,100,891
		1,839,888
Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	80,380	3,404,897
Coca-Cola Enterprises, Inc.	18,375	877,957
Dr Pepper Snapple Group, Inc.	1,457	85,351
Monster Beverage Corp.†	15,564	1,105,511
PepsiCo, Inc.	52,123	4,656,669
		10,130,385
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	10,188	959,404
Constellation Brands, Inc., Class A†	2,608	229,843
		1,189,247
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	21,825	1,621,161
Scripps Networks Interactive, Inc., Class A	1,656	134,368
		1,755,529
Building Products-Cement — 0.0%
Vulcan Materials Co.	869	55,399
Building Products-Wood — 0.0%
Masco Corp.	3,526	78,277
Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	1,250	52,475
Toll Brothers, Inc.†	24,865	917,519
		969,994
Cable/Satellite TV — 2.0%
Comcast Corp., Class A	120,316	6,458,563
DIRECTV†	7,240	615,473
Time Warner Cable, Inc.	9,511	1,400,970
		8,475,006
Casino Hotels — 0.5%
Las Vegas Sands Corp.	17,023	1,297,493
MGM Resorts International†	19,859	524,278
Wynn Resorts, Ltd.	1,252	259,865
		2,081,636
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	42,204	1,418,898
Chemicals-Diversified — 1.3%
E.I. du Pont de Nemours & Co.	8,088	529,279
FMC Corp.	2,058	146,509
LyondellBasell Industries NV, Class A	21,914	2,139,902
PPG Industries, Inc.	7,447	1,564,987
Rockwood Holdings, Inc.	10,888	827,379
		5,208,056

1

Chemicals-Specialty — 0.2%
Eastman Chemical Co.	2,322	202,827
Ecolab, Inc.	4,175	464,845
International Flavors & Fragrances, Inc.	741	77,271
Sigma-Aldrich Corp.	1,028	104,321
		849,264
Coatings/Paint — 0.5%
Sherwin-Williams Co.	9,607	1,987,784
Coffee — 0.1%
Keurig Green Mountain, Inc.	1,961	244,360
Commercial Services — 0.1%
Cintas Corp.	1,560	99,122
Iron Mountain, Inc.	1,162	41,193
Quanta Services, Inc.†	1,246	43,087
		183,402
Commercial Services-Finance — 1.3%
Alliance Data Systems Corp.†	838	235,688
Automatic Data Processing, Inc.	7,449	590,557
Equifax, Inc.	1,886	136,810
FleetCor Technologies, Inc.†	5,873	774,061
H&R Block, Inc.	2,797	93,755
MasterCard, Inc., Class A	40,874	3,003,013
McGraw Hill Financial, Inc.	2,482	206,080
Moody’s Corp.	2,906	254,740
Total System Services, Inc.	2,566	80,598
Western Union Co.	5,246	90,966
		5,466,268
Computer Aided Design — 0.2%
ANSYS, Inc.†	10,659	808,165
Autodesk, Inc.†	3,521	198,514
		1,006,679
Computer Services — 0.7%
Accenture PLC, Class A	5,478	442,842
Cognizant Technology Solutions Corp., Class A†	9,402	459,852
IHS, Inc., Class A†	5,396	732,075
International Business Machines Corp.	6,616	1,199,282
		2,834,051
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,750	167,915
Computers — 5.8%
Apple, Inc.	258,474	24,019,989
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,243	49,969
Computers-Memory Devices — 0.9%
EMC Corp.	104,038	2,740,361
NetApp, Inc.	3,481	127,126
SanDisk Corp.	3,495	364,983
Seagate Technology PLC	5,046	286,714
Western Digital Corp.	3,233	298,406
		3,817,590
Consumer Products-Misc. — 0.1%
Clorox Co.	1,152	105,293
Kimberly-Clark Corp.	3,435	382,041
		487,334
Containers-Metal/Glass — 0.4%
Ball Corp.	1,034	64,811
Crown Holdings, Inc.†	27,815	1,384,074
Owens-Illinois, Inc.†	1,479	51,233
		1,500,118
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	3,003	102,613
Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	2,752	40,207
Colgate-Palmolive Co.	74,342	5,068,637
Estee Lauder Cos., Inc., Class A	10,110	750,769
Procter & Gamble Co.	21,324	1,675,853
		7,535,466
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	572	63,034
Fidelity National Information Services, Inc.	4,447	243,429
Fiserv, Inc.†	3,851	232,292
Paychex, Inc.	3,351	139,268
		678,023
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,205	57,057
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,703	123,161
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,178	168,466
Distribution/Wholesale — 0.4%
Fastenal Co.	4,219	208,798
Fossil Group, Inc.†	736	76,927
Genuine Parts Co.	1,044	91,663
WW Grainger, Inc.	5,760	1,464,595
		1,841,983
Diversified Banking Institutions — 0.4%
Citigroup, Inc.	33,668	1,585,763
Diversified Manufacturing Operations — 2.2%
3M Co.	9,604	1,375,677
Colfax Corp.†	14,037	1,046,318
Danaher Corp.	43,492	3,424,125
Dover Corp.	11,982	1,089,763
Eaton Corp. PLC	3,167	244,429
Illinois Tool Works, Inc.	3,226	282,469
Ingersoll-Rand PLC	19,074	1,192,316
Parker Hannifin Corp.	1,358	170,741
Pentair PLC	1,835	132,340
Textron, Inc.	4,313	165,145
		9,123,323
Diversified Operations — 0.0%
Leucadia National Corp.	2,253	59,074
E-Commerce/Products — 2.6%
Amazon.com, Inc.†	21,843	7,094,170

2

eBay, Inc.†	76,225	3,815,823
		10,909,993
E-Commerce/Services — 1.2%
Expedia, Inc.	935	73,641
Netflix, Inc.†	926	407,996
Priceline Group, Inc.†	3,602	4,333,206
TripAdvisor, Inc.†	1,719	186,786
		5,001,629
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,790	198,141
Emerson Electric Co.	6,723	446,138
		644,279
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,493	321,339
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	19,488	813,039
Electronic Components-Misc. — 0.6%
Garmin, Ltd.	796	48,476
TE Connectivity, Ltd.	39,909	2,467,973
		2,516,449
Electronic Components-Semiconductors — 1.0%
Altera Corp.	1,985	68,999
Avago Technologies, Ltd.	2,295	165,401
First Solar, Inc.†	1,098	78,024
Freescale Semiconductor, Ltd.†	13,892	326,462
Microchip Technology, Inc.	3,095	151,067
Micron Technology, Inc.†	16,539	544,960
NVIDIA Corp.	4,138	76,718
Texas Instruments, Inc.	10,007	478,234
Xilinx, Inc.	46,457	2,197,881
		4,087,746
Electronic Connectors — 0.7%
Amphenol Corp., Class A	29,697	2,861,009
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	67,406	1,178,931
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,153	517,591
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	37,014	2,126,084
FLIR Systems, Inc.	1,444	50,150
National Instruments Corp.	24,957	808,358
		2,984,592
Electronic Security Devices — 0.3%
Allegion PLC	569	32,251
Tyco International, Ltd.	25,861	1,179,262
		1,211,513
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,567	1,784,672
Enterprise Software/Service — 1.1%
CA, Inc.	3,252	93,462
Informatica Corp.†	7,920	282,348
Oracle Corp.	107,207	4,345,100
		4,720,910
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,860	174,328
Filtration/Separation Products — 0.0%
Pall Corp.	1,119	95,551
Finance-Consumer Loans — 0.4%
Navient Corp.	65,132	1,153,488
SLM Corp.	63,047	523,920
		1,677,408
Finance-Credit Card — 1.8%
American Express Co.	23,549	2,234,094
Discover Financial Services	7,205	446,566
Visa, Inc., Class A	23,660	4,985,398
		7,666,058
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	18,095	487,298
E*TRADE Financial Corp.†	27,605	586,882
LPL Financial Holdings, Inc.	12,444	618,965
		1,693,145
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	15,321	2,894,137
Food-Confectionery — 0.4%
Hershey Co.	13,924	1,355,780
J.M. Smucker Co.	737	78,542
		1,434,322
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,290	63,662
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,299	59,507
General Mills, Inc.	5,222	274,364
Hain Celestial Group, Inc.†	17,728	1,573,183
Kellogg Co.	2,048	134,554
Kraft Foods Group, Inc.	9,199	551,480
McCormick & Co., Inc.	10,480	750,263
		3,343,351
Food-Retail — 1.0%
Kroger Co.	25,868	1,278,655
Safeway, Inc.	3,559	122,216
Whole Foods Market, Inc.	73,482	2,838,610
		4,239,481
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,309	155,012
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,223	68,891
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	12,620	808,942
Starwood Hotels & Resorts Worldwide, Inc.	2,967	239,793
Wyndham Worldwide Corp.	1,967	148,941
		1,197,676

3

Human Resources — 0.0%
Robert Half International, Inc.	2,124	101,400
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,139	267,717
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	11,814	1,519,517
Airgas, Inc.	11,914	1,297,554
Praxair, Inc.	2,671	354,815
		3,171,886
Instruments-Controls — 1.7%
Honeywell International, Inc.	38,761	3,602,835
Sensata Technologies Holding NV†	77,071	3,605,381
		7,208,216
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	927	43,421
Thermo Fisher Scientific, Inc.	6,164	727,352
Waters Corp.†	786	82,090
		852,863
Insurance Brokers — 0.4%
Aon PLC	16,246	1,463,602
Marsh & McLennan Cos., Inc.	5,605	290,451
		1,754,053
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,834	94,341
Principal Financial Group, Inc.	2,241	113,126
Prudential Financial, Inc.	7,139	633,729
Torchmark Corp.	1,357	111,165
		952,361
Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	72,711	4,892,723
Twitter, Inc.†	7,962	326,203
		5,218,926
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	11,784	2,020,602
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	772	86,032
Internet Security — 0.1%
Symantec Corp.	5,772	132,179
VeriSign, Inc.†	1,909	93,178
		225,357
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,934	352,080
BlackRock, Inc.	1,933	617,787
Franklin Resources, Inc.	6,207	359,013
Invesco, Ltd.	6,686	252,396
T. Rowe Price Group, Inc.	9,537	805,018
		2,386,294
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	6,444	700,269
Machinery-General Industrial — 0.3%
Roper Industries, Inc.	8,560	1,249,846
Machinery-Pumps — 0.1%
Flowserve Corp.	2,122	157,771
Xylem, Inc.	1,704	66,592
		224,363
Medical Information Systems — 0.2%
athenahealth, Inc.†	5,410	676,953
Cerner Corp.†	4,563	235,360
		912,313
Medical Instruments — 0.3%
Boston Scientific Corp.†	20,438	260,994
Edwards Lifesciences Corp.†	880	75,539
Intuitive Surgical, Inc.†	374	154,013
Medtronic, Inc.	8,799	561,024
St Jude Medical, Inc.	4,392	304,146
		1,355,716
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	681	69,734
Medical Products — 0.7%
Baxter International, Inc.	4,276	309,155
Becton Dickinson and Co.	2,985	353,125
CareFusion Corp.†	1,345	59,651
Covidien PLC	3,344	301,562
Hospira, Inc.†	1,188	61,028
Stryker Corp.	4,569	385,258
Varian Medical Systems, Inc.†	996	82,807
Zimmer Holdings, Inc.	12,536	1,301,989
		2,854,575
Medical-Biomedical/Gene — 5.2%
Alexion Pharmaceuticals, Inc.†	3,056	477,500
Amgen, Inc.	11,697	1,384,574
Biogen Idec, Inc.†	11,071	3,490,797
Celgene Corp.†	54,355	4,668,008
Gilead Sciences, Inc.†	80,205	6,649,797
Medivation, Inc.†	14,465	1,114,962
NPS Pharmaceuticals, Inc.†	29,644	979,734
Regeneron Pharmaceuticals, Inc.†	7,154	2,020,790
Vertex Pharmaceuticals, Inc.†	11,734	1,110,975
		21,897,137
Medical-Drugs — 3.6%
Abbott Laboratories	48,733	1,993,180
AbbVie, Inc.	24,570	1,386,731
Allergan, Inc.	4,598	778,073
Bristol-Myers Squibb Co.	16,644	807,400
Endo International PLC†	15,888	1,112,478
Forest Laboratories, Inc.†	1,927	190,773
Jazz Pharmaceuticals PLC†	7,974	1,172,258
Johnson & Johnson	33,506	3,505,398
Mallinckrodt PLC†	14,611	1,169,172
Merck & Co., Inc.	21,224	1,227,808
Pfizer, Inc.	48,296	1,433,425
Zoetis, Inc.	5,110	164,900
		14,941,596
Medical-Generic Drugs — 0.9%
Actavis PLC†	2,696	601,343
Mylan, Inc.†	52,133	2,687,977

4

Perrigo Co. PLC	2,067	301,286
		3,590,606
Medical-HMO — 0.4%
Aetna, Inc.	13,025	1,056,067
Cigna Corp.	4,151	381,767
		1,437,834
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	588	27,601
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	1,605	116,619
McKesson Corp.	12,988	2,418,496
		2,535,115
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	18,628	4,701,707
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,374	235,674
Multimedia — 2.2%
Time Warner, Inc.	7,497	526,664
Twenty-First Century Fox, Inc., Class A	147,723	5,192,464
Viacom, Inc., Class B	6,044	524,196
Walt Disney Co.	35,406	3,035,710
		9,279,034
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,677	164,472
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	3,131	86,478
Oil & Gas Drilling — 0.3%
Helmerich & Payne, Inc.	9,705	1,126,848
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	34,326	3,757,667
Cabot Oil & Gas Corp.	6,448	220,135
Chesapeake Energy Corp.	3,834	119,161
Cimarex Energy Co.	847	121,511
EOG Resources, Inc.	17,446	2,038,739
EQT Corp.	2,345	250,680
Newfield Exploration Co.†	1,264	55,869
Noble Energy, Inc.	29,818	2,309,702
Occidental Petroleum Corp.	5,584	573,086
Pioneer Natural Resources Co.	2,210	507,880
Range Resources Corp.	2,606	226,592
Southwestern Energy Co.†	3,110	141,474
		10,322,496
Oil Companies-Integrated — 0.2%
Phillips 66	11,139	895,910
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	21,785	1,475,062
FMC Technologies, Inc.†	3,634	221,929
National Oilwell Varco, Inc.	9,068	746,750
		2,443,741
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,962	153,174
Valero Energy Corp.	15,152	759,115
		912,289
Oil-Field Services — 1.5%
Core Laboratories NV	5,353	894,272
Halliburton Co.	13,049	926,609
NOW, Inc.†	1,038	37,586
Schlumberger, Ltd.	38,428	4,532,583
		6,391,050
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	21,217	1,470,975
Omnicare, Inc.	13,653	908,880
		2,379,855
Pipelines — 0.2%
Kinder Morgan, Inc.	10,324	374,348
Spectra Energy Corp.	4,871	206,920
Williams Cos., Inc.	4,767	277,487
		858,755
Publishing-Newspapers — 0.1%
Graham Holdings Co., Class B	68	48,832
News Corp., Class A†	7,694	138,030
		186,862
Publishing-Periodicals — 0.0%
Nielsen NV	2,576	124,704
Real Estate Investment Trusts — 2.8%
American Tower Corp.	86,339	7,768,783
Apartment Investment & Management Co., Class A	1,084	34,981
AvalonBay Communities, Inc.	772	109,771
Boston Properties, Inc.	1,182	139,689
Crown Castle International Corp.	5,158	383,033
Equity Residential	2,387	150,381
Essex Property Trust, Inc.	551	101,885
General Growth Properties, Inc.	3,464	81,612
Health Care REIT, Inc.	3,257	204,116
Host Hotels & Resorts, Inc.	7,603	167,342
Kimco Realty Corp.	2,855	65,608
Lexington Realty Trust	28,206	310,548
Macerich Co.	2,174	145,114
Plum Creek Timber Co., Inc.	1,560	70,356
Prologis, Inc.	4,555	187,165
Public Storage	1,277	218,814
Simon Property Group, Inc.	6,381	1,061,033
Ventas, Inc.	2,229	142,879
Vornado Realty Trust	1,427	152,304
		11,495,414
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	87,272	2,796,195
Jones Lang LaSalle, Inc.	4,488	567,238
		3,363,433
Retail-Apparel/Shoe — 1.1%
Coach, Inc.	2,542	86,911
Gap, Inc.	2,652	110,244
L Brands, Inc.	38,760	2,273,661
PVH Corp.	17,496	2,040,034
Ross Stores, Inc.	3,282	217,039

5

Urban Outfitters, Inc.†	961	32,539
		4,760,428
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	2,553	1,369,021
O’Reilly Automotive, Inc.†	1,639	246,833
		1,615,854
Retail-Automobile — 0.0%
CarMax, Inc.†	1,907	99,183
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,152	180,862
Retail-Building Products — 1.4%
Home Depot, Inc.	41,561	3,364,778
Lowe’s Cos., Inc.	48,240	2,315,038
		5,679,816
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	12,615	1,206,499
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	832	33,671
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,086	64,687
Retail-Discount — 1.6%
Costco Wholesale Corp.	28,529	3,285,400
Dollar General Corp.†	34,918	2,002,897
Dollar Tree, Inc.†	3,196	174,054
Wal-Mart Stores, Inc.	16,090	1,207,876
		6,670,227
Retail-Drug Store — 0.1%
Walgreen Co.	6,376	472,653
Retail-Gardening Products — 0.2%
Tractor Supply Co.	16,569	1,000,768
Retail-Jewelry — 0.2%
Tiffany & Co.	8,591	861,248
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,573	687,150
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	1,151	78,188
TJX Cos., Inc.	34,348	1,825,596
		1,903,784
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,767	527,161
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	9,813	586,817
Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	2,635	1,561,264
Dunkin’ Brands Group, Inc.	11,406	522,509
McDonald’s Corp.	8,706	877,042
Starbucks Corp.	58,185	4,502,355
Tim Hortons, Inc.	18,189	995,484
Yum! Brands, Inc.	37,590	3,052,308
		11,510,962
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	4,265	118,482
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	2,396	36,347
Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	2,281	123,333
Atmel Corp.†	116,524	1,091,830
Linear Technology Corp.	2,083	98,047
QUALCOMM, Inc.	79,759	6,316,913
		7,630,123
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	10,534	237,541
KLA-Tencor Corp.	10,106	734,100
Lam Research Corp.	1,253	84,678
		1,056,319
Telecom Services — 0.3%
Amdocs, Ltd.	29,519	1,367,615
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	36,745	849,912
Harris Corp.	773	58,555
		908,467
Telephone-Integrated — 0.4%
Verizon Communications, Inc.	33,274	1,628,097
Television — 0.4%
CBS Corp., Class B	27,569	1,713,138
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	945	130,731
Therapeutics — 0.2%
Pharmacyclics, Inc.†	9,959	893,422
Tobacco — 0.8%
Altria Group, Inc.	43,430	1,821,454
Lorillard, Inc.	5,602	341,554
Philip Morris International, Inc.	13,610	1,147,459
Reynolds American, Inc.	2,404	145,082
		3,455,549
Tools-Hand Held — 0.0%
Snap-on, Inc.	504	59,734
Toys — 0.3%
Hasbro, Inc.	1,000	53,050
Mattel, Inc.	28,833	1,123,622
		1,176,672
Transactional Software — 0.2%
Solera Holdings, Inc.	13,311	893,834
Transport-Rail — 1.6%
CSX Corp.	9,932	306,005
Kansas City Southern	25,682	2,761,072
Norfolk Southern Corp.	4,785	492,998
Union Pacific Corp.	30,545	3,046,864
		6,606,939
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,403	61,956
FedEx Corp.	12,036	1,822,010

6

United Parcel Service, Inc., Class B	10,891	1,118,070
		3,002,036
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,123	290,970
Web Hosting/Design — 0.8%
Equinix, Inc.†	16,289	3,422,156
Web Portals/ISP — 4.1%
Google, Inc., Class A†	14,078	8,230,984
Google, Inc., Class C†	14,189	8,162,648
Yahoo!, Inc.†	14,468	508,261
		16,901,893
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	17,965	1,195,930
Total Common Stocks (cost $322,826,370)		414,312,522
EXCHANGE-TRADED FUNDS — 0.0%
iShares S&P 500 Growth Index Fund (cost $73,551)	706	74,264
Total Long-Term Investment Securities (cost $322,899,921)		414,386,786

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.1%
BNP Paribas Finance, Inc. 0.01% due 07/01/2014	$600,000	600,000
Registered Investment Companies — 0.5%
SSgA U.S. Government Money Market Fund	2,001,425	2,001,425
Total Short-Term Investment Securities (cost $2,601,425)		2,601,425
REPURCHASE AGREEMENT — 0.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $855,000)	855,000	855,000
TOTAL INVESTMENTS (cost $326,356,346)(2)	100.0%	417,843,211
Other assets less liabilities	0.0	49,737
NET ASSETS	100.0%	$417,892,948

†                      Non-income producing security

(1)              See Note 2 for details of Joint Repurchase Agreements.

(2)              See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2014	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2014	$1,040,970	$1,052,800	$11,830

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Computers	$24,019,989	$—	$—	$24,019,989
Medical-Biomedical/Gene	21,897,137	—	—	21,897,137
Other Industries*	368,395,396	—	—	368,395,396
Exchange-Traded Funds	74,264	—	—	74,264
Short-Term Investment Securities:
Commercial Paper	—	600,000	—	600,000
Registered Investment Companies	2,001,425	—	—	2,001,425
Repurchase Agreements	—	855,000	—	855,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	11,830	—	—	11,830
Total	$416,400,041	$1,455,000	$—	$417,855,041

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.3%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	170,600	$3,328,406
Aerospace/Defense — 1.1%
Boeing Co.	21,600	2,748,168
General Dynamics Corp.	5,380	627,039
Lockheed Martin Corp.	3,180	511,122
Northrop Grumman Corp.	3,733	446,579
Raytheon Co.	4,785	441,416
Rockwell Collins, Inc.	1,865	145,731
Spirit AeroSystems, Inc.†	121,700	4,101,290
		9,021,345
Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	48,050	5,547,372
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	669	160,915
Mosaic Co.	9,894	489,258
Potash Corp. of Saskatchewan, Inc.	32,700	1,241,292
		1,891,465
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	85,218	3,758,966
Airlines — 0.3%
United Continental Holdings, Inc.†	48,800	2,004,216
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	716	115,054
Appliances — 0.1%
Whirlpool Corp.	4,078	567,739
Applications Software — 1.1%
Citrix Systems, Inc.†	1,905	119,158
Microsoft Corp.	197,700	8,244,090
		8,363,248
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	208,145	3,588,420
General Motors Co.	80,772	2,932,023
		6,520,443
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	4,649	319,572
Johnson Controls, Inc.	34,800	1,737,564
		2,057,136
Banks-Commercial — 0.7%
BB&T Corp.	100,176	3,949,940
M&T Bank Corp.	4,022	498,929
Regions Financial Corp.	112,689	1,196,757
Zions Bancorporation	2,828	83,341
		5,728,967
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	36,379	1,363,485
Northern Trust Corp.	45,999	2,953,596
State Street Corp.	6,061	407,663
		4,724,744
Banks-Super Regional — 5.4%
Capital One Financial Corp.	17,482	1,444,013
PNC Financial Services Group, Inc.	127,737	11,374,980
SunTrust Banks, Inc.	82,698	3,312,882
US Bancorp	132,894	5,756,968
Wells Fargo & Co.	402,600	21,160,656
		43,049,499
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	39,308	1,665,087
Dr Pepper Snapple Group, Inc.	3,123	182,945
PepsiCo, Inc.	45,575	4,071,671
		5,919,703
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	2,033	191,448
Diageo PLC ADR	31,700	4,034,459
		4,225,907
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	36,470	4,191,862
Molson Coors Brewing Co., Class B	4,860	360,417
		4,552,279
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	84,800	3,386,064
USG Corp.†	33,800	1,018,394
		4,404,458
Building Products-Cement — 0.3%
Vulcan Materials Co.	33,080	2,108,850
Building Products-Wood — 0.2%
Masco Corp.	66,826	1,483,537
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	8,755	215,198
Lennar Corp., Class A	2,904	121,910
PulteGroup, Inc.	210,523	4,244,143
		4,581,251
Cable/Satellite TV — 0.3%
Cablevision Systems Corp., Class A	70,421	1,242,931
Comcast Corp., Class A	24,100	1,293,688
		2,536,619
Cellular Telecom — 0.3%
Vodafone Group PLC	130,869	436,740
Vodafone Group PLC ADR	46,418	1,549,897
		1,986,637
Chemicals-Diversified — 1.0%
Dow Chemical Co.	101,827	5,240,018
E.I. du Pont de Nemours & Co.	35,078	2,295,504
		7,535,522
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,019	106,261
Sigma-Aldrich Corp.	1,599	162,267
		268,528
Coal — 0.3%
CONSOL Energy, Inc.	55,032	2,535,324
Peabody Energy Corp.	8,299	135,689
		2,671,013
Commercial Services — 0.0%
Iron Mountain, Inc.	2,926	103,727
Quanta Services, Inc.†	4,198	145,167
		248,894

8

Commercial Services-Finance — 0.2%
H&R Block, Inc.	2,852	95,599
McGraw Hill Financial, Inc.	3,413	283,381
Western Union Co.	61,499	1,066,393
		1,445,373
Computer Services — 0.8%
Accenture PLC, Class A	8,520	688,757
Computer Sciences Corp.	24,831	1,569,319
International Business Machines Corp.	22,406	4,061,536
		6,319,612
Computers — 0.6%
Apple, Inc.	30,600	2,843,658
Hewlett-Packard Co.	57,237	1,927,742
		4,771,400
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,363	94,993
Computers-Memory Devices — 1.0%
EMC Corp.	288,419	7,596,956
NetApp, Inc.	3,242	118,398
		7,715,354
Consumer Products-Misc. — 0.4%
Clorox Co.	26,352	2,408,573
Kimberly-Clark Corp.	4,725	525,514
		2,934,087
Containers-Metal/Glass — 0.0%
Ball Corp.	2,217	138,962
Owens-Illinois, Inc.†	2,121	73,471
		212,433
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	3,085	125,436
Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	100,040	1,461,584
Colgate-Palmolive Co.	10,373	707,231
Procter & Gamble Co.	40,555	3,187,218
		5,356,033
Cruise Lines — 0.3%
Carnival Corp.	70,113	2,639,754
Data Processing/Management — 0.0%
Paychex, Inc.	3,268	135,818
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,952	92,427
Patterson Cos., Inc.	2,511	99,210
		191,637
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	2,066	149,413
Distribution/Wholesale — 0.2%
Genuine Parts Co.	19,531	1,714,822
Diversified Banking Institutions — 6.0%
Bank of America Corp.	576,231	8,856,671
Citigroup, Inc.	207,373	9,767,268
Goldman Sachs Group, Inc.	27,720	4,641,437
JPMorgan Chase & Co.	400,821	23,095,306
Morgan Stanley	42,809	1,384,015
		47,744,697
Diversified Manufacturing Operations — 4.3%
Dover Corp.	1,528	138,972
Eaton Corp. PLC	85,003	6,560,532
General Electric Co.	784,759	20,623,466
Illinois Tool Works, Inc.	48,724	4,266,273
Ingersoll-Rand PLC	31,528	1,970,815
Leggett & Platt, Inc.	4,241	145,381
Parker Hannifin Corp.	1,868	234,864
Pentair PLC	2,323	167,535
		34,107,838
Diversified Operations — 0.0%
Leucadia National Corp.	5,235	137,262
E-Commerce/Products — 0.1%
eBay, Inc.†	11,513	576,341
E-Commerce/Services — 0.0%
Expedia, Inc.	1,286	101,285
Electric Products-Misc. — 0.4%
Emerson Electric Co.	52,556	3,487,616
Electric-Generation — 0.2%
AES Corp.	86,788	1,349,553
Electric-Integrated — 3.4%
Ameren Corp.	7,421	303,371
American Electric Power Co., Inc.	14,929	832,590
CMS Energy Corp.	8,243	256,769
Consolidated Edison, Inc.	8,958	517,235
Dominion Resources, Inc.	8,895	636,170
DTE Energy Co.	5,414	421,588
Duke Energy Corp.	62,413	4,630,421
Edison International	47,865	2,781,435
Entergy Corp.	39,987	3,282,533
Exelon Corp.	87,365	3,187,075
FirstEnergy Corp.	48,643	1,688,885
Integrys Energy Group, Inc.	2,446	173,984
NextEra Energy, Inc.	13,339	1,366,981
Northeast Utilities	9,665	456,865
Pepco Holdings, Inc.	7,678	210,991
PG&E Corp.	14,215	682,604
Pinnacle West Capital Corp.	3,375	195,210
PPL Corp.	19,323	686,546
Public Service Enterprise Group, Inc.	15,474	631,185
SCANA Corp.	4,331	233,051
Southern Co.	27,246	1,236,424
TECO Energy, Inc.	6,262	115,722
Wisconsin Energy Corp.	6,898	323,654
Xcel Energy, Inc.	66,553	2,145,003
		26,996,292
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	2,177	132,579
Jabil Circuit, Inc.	5,658	118,252
Koninklijke Philips NV	101,800	3,233,168
TE Connectivity, Ltd.	5,126	316,992
		3,800,991

9

Electronic Components-Semiconductors — 1.9%
Altera Corp.	5,653	196,498
Avago Technologies, Ltd.	3,157	227,525
Broadcom Corp., Class A	16,998	630,966
Intel Corp.	351,557	10,863,111
NVIDIA Corp.	8,874	164,524
Texas Instruments, Inc.	54,905	2,623,910
Xilinx, Inc.	3,700	175,047
		14,881,581
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	3,262	187,369
FLIR Systems, Inc.	1,473	51,158
		238,527
Electronic Security Devices — 0.1%
Allegion PLC	1,620	91,822
Tyco International, Ltd.	6,631	302,373
		394,195
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,637	318,418
Engineering/R&D Services — 0.1%
Fluor Corp.	4,868	374,349
Jacobs Engineering Group, Inc.†	4,045	215,518
		589,867
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,778	274,328
Enterprise Software/Service — 0.3%
CA, Inc.	24,817	713,241
Oracle Corp.	48,306	1,957,842
		2,671,083
Filtration/Separation Products — 0.0%
Pall Corp.	1,141	97,430
Finance-Consumer Loans — 0.0%
Navient Corp.	7,629	135,110
Finance-Credit Card — 0.4%
American Express Co.	29,500	2,798,665
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	3,528	75,005
Finance-Other Services — 0.4%
CME Group, Inc.	9,654	684,952
Intercontinental Exchange, Inc.	13,100	2,474,590
NASDAQ OMX Group, Inc.	3,602	139,109
		3,298,651
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,713	182,554
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,565	77,233
Tyson Foods, Inc., Class A	8,419	316,049
		393,282
Food-Misc./Diversified — 1.3%
Campbell Soup Co.	54,601	2,501,272
ConAgra Foods, Inc.	13,781	409,020
General Mills, Inc.	8,458	444,383
Kellogg Co.	3,743	245,915
Kraft Foods Group, Inc.	57,800	3,465,110
McCormick & Co., Inc.	16,416	1,175,222
Mondelez International, Inc., Class A	51,735	1,945,753
		10,186,675
Food-Retail — 0.1%
Kroger Co.	15,585	770,367
Whole Foods Market, Inc.	4,272	165,027
		935,394
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	17,880	669,606
Gas-Distribution — 1.1%
AGL Resources, Inc.	3,648	200,749
CenterPoint Energy, Inc.	13,144	335,698
National Grid PLC ADR	57,100	4,247,098
NiSource, Inc.	90,831	3,573,292
Sempra Energy	6,973	730,143
		9,086,980
Gold Mining — 0.3%
Barrick Gold Corp.	61,600	1,127,280
Newmont Mining Corp.	61,048	1,553,061
		2,680,341
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	97,262	3,014,149
Hotel/Motels — 0.0%
Marriott International, Inc., Class A	2,821	180,826
Independent Power Producers — 0.1%
NRG Energy, Inc.	10,315	383,718
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,792	359,107
Airgas, Inc.	757	82,445
Praxair, Inc.	3,673	487,921
		929,473
Instruments-Controls — 0.5%
Honeywell International, Inc.	44,444	4,131,070
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,628	76,256
Waters Corp.†	1,037	108,304
		184,560
Insurance Brokers — 0.9%
Marsh & McLennan Cos., Inc.	128,565	6,662,238
Willis Group Holdings PLC	17,500	757,750
		7,419,988
Insurance-Life/Health — 0.8%
Aflac, Inc.	13,890	864,653
Lincoln National Corp.	4,437	228,239
Principal Financial Group, Inc.	72,184	3,643,848
Sun Life Financial, Inc.	28,900	1,060,919
Unum Group	7,873	273,666
		6,071,325
Insurance-Multi-line — 1.7%
ACE, Ltd.	35,179	3,648,062
Allstate Corp.	45,274	2,658,489

10

American International Group, Inc.(1)	44,247	2,415,001
Assurant, Inc.	2,191	143,620
Cincinnati Financial Corp.	4,501	216,228
Genworth Financial, Inc., Class A†	15,179	264,115
Hartford Financial Services Group, Inc.	13,754	492,531
Loews Corp.	26,839	1,181,185
MetLife, Inc.	34,427	1,912,764
XL Group PLC	8,304	271,790
		13,203,785
Insurance-Property/Casualty — 0.4%
Chubb Corp.	20,078	1,850,589
Progressive Corp.	16,659	422,472
Travelers Cos., Inc.	10,628	999,776
		3,272,837
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	55,070	6,969,659
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	787	87,703
Internet Security — 0.5%
Symantec Corp.	178,932	4,097,543
Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	11,300	3,611,480
Invesco, Ltd.	97,150	3,667,412
Legg Mason, Inc.	44,044	2,259,898
Och-Ziff Capital Management Group LLC, Class A	6,000	82,980
		9,621,770
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	19,093	2,074,836
Joy Global, Inc.	31,356	1,930,903
		4,005,739
Machinery-Farming — 0.3%
Deere & Co.	28,627	2,592,175
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,251	182,659
Machinery-Pumps — 0.2%
Xylem, Inc.	47,548	1,858,176
Medical Instruments — 0.1%
Edwards Lifesciences Corp.†	1,484	127,386
Intuitive Surgical, Inc.†	435	179,133
Medtronic, Inc.	13,139	837,743
		1,144,262
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	1,245	127,488
Quest Diagnostics, Inc.	30,619	1,797,029
		1,924,517
Medical Products — 1.1%
Baxter International, Inc.	44,782	3,237,739
CareFusion Corp.†	3,678	163,119
Covidien PLC	50,871	4,587,547
Hospira, Inc.†	2,761	141,832
Varian Medical Systems, Inc.†	1,208	100,433
Zimmer Holdings, Inc.	1,745	181,236
		8,411,906
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	36,250	4,290,912
Vertex Pharmaceuticals, Inc.†	37,200	3,522,096
		7,813,008
Medical-Drugs — 5.1%
Abbott Laboratories	45,938	1,878,864
Bristol-Myers Squibb Co.	70,640	3,426,747
Eli Lilly & Co.	30,131	1,873,244
Forest Laboratories, Inc.†	3,522	348,678
GlaxoSmithKline PLC	47,070	1,259,890
Johnson & Johnson	75,778	7,927,894
Merck & Co., Inc.	210,265	12,163,830
Pfizer, Inc.	206,669	6,133,936
Roche Holding AG ADR	132,300	4,934,790
Zoetis, Inc.	5,210	168,127
		40,116,000
Medical-HMO — 0.6%
Aetna, Inc.	10,931	886,285
Humana, Inc.	4,734	604,626
UnitedHealth Group, Inc.	29,970	2,450,048
WellPoint, Inc.	8,554	920,496
		4,861,455
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,822	85,525
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,730	271,022
Cardinal Health, Inc.	10,405	713,367
McKesson Corp.	3,949	735,343
		1,719,732
Metal-Aluminum — 0.1%
Alcoa, Inc.	35,856	533,896
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	31,770	1,159,605
Multimedia — 1.4%
Pearson PLC	36,836	727,495
Thomson Reuters Corp.	69,700	2,534,292
Time Warner, Inc.	51,341	3,606,705
Twenty-First Century Fox, Inc., Class A	26,353	926,308
Walt Disney Co.	33,757	2,894,325
		10,689,125
Networking Products — 1.6%
Cisco Systems, Inc.	525,333	13,054,525
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,175	310,405
Waste Management, Inc.	5,955	266,367
		576,772
Office Automation & Equipment — 0.1%
Xerox Corp.	33,412	415,645
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,912	149,240

11

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	34,797	1,726,975
Ensco PLC, Class A	7,148	397,214
Nabors Industries, Ltd.	8,006	235,136
Noble Corp. PLC	7,776	260,963
Rowan Cos. PLC, Class A	3,804	121,462
Transocean, Ltd.	10,407	468,627
		3,210,377
Oil Companies-Exploration & Production — 4.6%
Anadarko Petroleum Corp.	59,860	6,552,874
Apache Corp.	64,097	6,449,440
BG Group PLC	201,286	4,254,338
Chesapeake Energy Corp.	7,898	245,470
Cimarex Energy Co.	985	141,308
ConocoPhillips	51,951	4,453,759
Denbury Resources, Inc.	10,757	198,574
Devon Energy Corp.	11,727	931,124
EOG Resources, Inc.	47,300	5,527,478
Newfield Exploration Co.†	1,668	73,726
Occidental Petroleum Corp.	12,976	1,331,727
QEP Resources, Inc.	5,508	190,026
Southwestern Energy Co.†	124,294	5,654,134
Talisman Energy, Inc.	48,000	508,800
		36,512,778
Oil Companies-Integrated — 7.8%
BP PLC ADR	28,504	1,503,586
Chevron Corp.	170,543	22,264,388
Eni SpA	20,464	559,867
Exxon Mobil Corp.	179,860	18,108,305
Hess Corp.	42,873	4,239,711
Marathon Oil Corp.	131,279	5,240,658
Murphy Oil Corp.	48,059	3,194,962
Petroleo Brasileiro SA ADR	99,000	1,448,370
Phillips 66	17,307	1,392,002
Royal Dutch Shell PLC ADR	50,800	4,184,396
		62,136,245
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	6,245	422,849
National Oilwell Varco, Inc.	6,693	551,168
		974,017
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	4,944	385,978
Tesoro Corp.	3,956	232,099
Valero Energy Corp.	16,321	817,682
		1,435,759
Oil-Field Services — 1.2%
Baker Hughes, Inc.	13,335	992,791
Halliburton Co.	72,200	5,126,922
Schlumberger, Ltd.	26,400	3,113,880
		9,233,593
Paper & Related Products — 1.2%
International Paper Co.	160,437	8,097,255
MeadWestvaco Corp.	39,834	1,763,053
		9,860,308
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	23,642	1,639,100
Pipelines — 0.2%
ONEOK, Inc.	6,358	432,853
Spectra Energy Corp.	10,872	461,842
Williams Cos., Inc.	11,532	671,278
		1,565,973
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	17,725	1,106,926
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,937	217,197
New York Times Co., Class A	57,500	874,575
		1,091,772
Publishing-Periodicals — 0.0%
Nielsen NV	4,172	201,967
Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co., Class A	2,324	74,996
AvalonBay Communities, Inc.	2,199	312,676
Boston Properties, Inc.	2,340	276,541
Digital Realty Trust, Inc.	19,400	1,131,408
Equity Residential	5,547	349,461
Essex Property Trust, Inc.	822	151,996
General Growth Properties, Inc.	9,090	214,161
HCP, Inc.	14,014	579,899
Health Care REIT, Inc.	2,896	181,492
Host Hotels & Resorts, Inc.	169,103	3,721,957
Kimco Realty Corp.	6,907	158,723
Plum Creek Timber Co., Inc.	2,329	105,038
Prologis, Inc.	6,266	257,470
Public Storage	1,906	326,593
Simon Property Group, Inc.	3,991	663,624
Ventas, Inc.	4,591	294,283
Vornado Realty Trust	2,506	267,465
Weyerhaeuser Co.	81,758	2,705,372
		11,773,155
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,730	87,469
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	20,554	702,741
Gap, Inc.	2,704	112,405
L Brands, Inc.	2,700	158,382
PVH Corp.	32,031	3,734,815
Urban Outfitters, Inc.†	1,216	41,174
		4,749,517
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	5,825	3,123,598
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,935	115,481
CarMax, Inc.†	2,967	154,313
		269,794
Retail-Building Products — 0.6%
Home Depot, Inc.	54,446	4,407,948
Lowe’s Cos., Inc.	12,202	585,574
		4,993,522

12

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,858	75,193
Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	154,598	4,794,084
Retail-Discount — 0.9%
Costco Wholesale Corp.	13,406	1,543,835
Dollar General Corp.†	5,010	287,374
Family Dollar Stores, Inc.	2,924	193,393
Target Corp.	19,376	1,122,839
Wal-Mart Stores, Inc.	49,299	3,700,876
		6,848,317
Retail-Drug Store — 0.5%
CVS Caremark Corp.	35,762	2,695,382
Walgreen Co.	14,233	1,055,092
		3,750,474
Retail-Jewelry — 0.0%
Tiffany & Co.	1,600	160,400
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	57,171	3,883,626
Retail-Office Supplies — 0.2%
Staples, Inc.	141,778	1,536,874
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,487	88,923
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	53,960	2,842,613
Macy’s, Inc.	43,424	2,519,460
		5,362,073
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	4,036	186,746
McDonald’s Corp.	13,000	1,309,620
Yum! Brands, Inc.	5,400	438,480
		1,934,846
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	14,555	143,076
People’s United Financial, Inc.	4,743	71,951
		215,027
Security Services — 0.0%
ADT Corp.	5,329	186,195
Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	41,092	2,221,844
Linear Technology Corp.	3,111	146,435
Marvell Technology Group, Ltd.	248,100	3,555,273
Maxim Integrated Products, Inc.	154,148	5,211,744
QUALCOMM, Inc.	15,300	1,211,760
		12,347,056
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	126,184	2,845,449
Lam Research Corp.	2,479	167,531
		3,012,980
Steel-Producers — 0.7%
Nucor Corp.	53,441	2,631,969
Steel Dynamics, Inc.	155,250	2,786,738
United States Steel Corp.	4,426	115,253
		5,533,960
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,321	149,777
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	149,521	3,281,986
Telecommunication Equipment — 0.4%
Harris Corp.	37,326	2,827,444
Juniper Networks, Inc.†	14,490	355,585
		3,183,029
Telephone-Integrated — 3.0%
AT&T, Inc.	321,309	11,361,486
CenturyLink, Inc.	56,138	2,032,196
Frontier Communications Corp.	30,656	179,031
Telefonica SA	49,493	848,490
Verizon Communications, Inc.	177,420	8,681,160
Verizon Communications, Inc. (LSE)	6,310	309,190
Windstream Holdings, Inc.	18,433	183,593
		23,595,146
Television — 0.3%
CBS Corp., Class B	41,050	2,550,847
Tobacco — 1.0%
Altria Group, Inc.	28,556	1,197,638
Imperial Tobacco Group PLC ADR	50,700	4,583,787
Philip Morris International, Inc.	21,168	1,784,674
Reynolds American, Inc.	4,759	287,206
		7,853,305
Tools-Hand Held — 0.3%
Snap-on, Inc.	784	92,920
Stanley Black & Decker, Inc.	28,273	2,482,935
		2,575,855
Toys — 0.4%
Hasbro, Inc.	1,555	82,493
Mattel, Inc.	74,954	2,920,957
		3,003,450
Transport-Rail — 0.2%
CSX Corp.	11,059	340,728
Norfolk Southern Corp.	10,800	1,112,724
		1,453,452
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	4,540	289,606
Expeditors International of Washington, Inc.	3,260	143,962
FedEx Corp.	4,418	668,797
Ryder System, Inc.	1,627	143,322
United Parcel Service, Inc., Class B	27,300	2,802,618
		4,048,305
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	4,152	276,399
Total Common Stocks (cost $602,610,805)		757,747,347

13

EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $6,002,700)	66,590	6,011,745
Total Long-Term Investment Securities (cost $608,613,505)		763,759,092

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.9%
T. Rowe Price Reserve Investment Fund (cost $22,736,009)	22,736,009	22,736,009
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$2,015,000	2,015,000
Barclays Capital PLC Joint Repurchase Agreement(2)	1,940,000	1,940,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,290,000	1,290,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,785,000	1,785,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	2,542,000	2,542,000
UBS Securities LLC Joint Repurchase Agreement(2)	1,935,000	1,935,000
Total Repurchase Agreements (cost $11,507,000)		11,507,000
TOTAL INVESTMENTS (cost $642,856,514) (3)	100.4%	798,002,101
Liabilities in excess of other assets	(0.4)	(2,936,660)
NET ASSETS	100.0%	$795,065,441

†                      Non-income producing security

(1)              Security represents an investment in an affiliated company; see Note 3

(2)              See Note 2 for details of Joint Repurchase Agreements.

(3)              See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

LSE — London Stock Exchange

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2014	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2014	$884,020	$890,100	$6,080

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$43,049,499	$—	$—	$43,049,499
Diversified Banking Institutions	47,744,697	—	—	47,744,697
Medical-Drugs	40,116,000	—	—	40,116,000
Oil Companies-Integrated	62,136,245	—	—	62,136,245
Other Industries*	564,700,906	—	—	564,700,906
Exchange-Traded Funds	6,011,745	—	—	6,011,745
Short-Term Investment Securities:
Registered Investment Companies	22,736,009	—		22,736,009
Repurchase Agreements	—	11,507,000	—	11,507,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	6,080	—	—	6,080
Total	$786,501,181	$11,507,000	$—	$798,008,181

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolios policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $8,086,819 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

14

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.7%
Advanced Materials — 0.0%
Hexcel Corp.†	1,719	$70,307
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	15,447	301,371
Omnicom Group, Inc.	6,243	444,626
		745,997
Advertising Sales — 0.0%
CBS Outdoor Americas, Inc.	28	915
Clear Channel Outdoor Holdings, Inc., Class A	343	2,806
Lamar Advertising Co., Class A	1,396	73,988
		77,709
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,101	164,172
Spirit AeroSystems Holdings, Inc.† Class A	1,972	66,456
TransDigm Group, Inc.	2,630	439,894
		670,522
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,850	171,107
Triumph Group, Inc.	215	15,011
		186,118
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	500	120,265
Airlines — 1.5%
Alaska Air Group, Inc.	3,704	352,065
Copa Holdings SA, Class A	3,060	436,264
Southwest Airlines Co.	23,823	639,886
Spirit Airlines, Inc.†	12,591	796,255
United Continental Holdings, Inc.†	10,565	433,905
		2,658,375
Apparel Manufacturers — 1.3%
Carter’s, Inc.	944	65,070
Hanesbrands, Inc.	7,550	743,222
Michael Kors Holdings, Ltd.†	3,591	318,342
Ralph Lauren Corp.	781	125,499
Under Armour, Inc., Class A†	3,041	180,909
VF Corp.	6,064	382,032
Vince Holding Corp.†	11,100	406,482
		2,221,556
Appliances — 0.5%
Whirlpool Corp.	6,547	911,473
Applications Software — 1.5%
Check Point Software Technologies, Ltd.†	1,600	107,248
Citrix Systems, Inc.†	4,607	288,168
Intuit, Inc.	9,090	732,018
NetSuite, Inc.†	3,030	263,246
PTC, Inc.†	2,085	80,898
Red Hat, Inc.†	10,228	565,301
ServiceNow, Inc.†	9,732	602,995
		2,639,874
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	988	31,488
Ritchie Bros. Auctioneers, Inc.	4,000	98,600
Sotheby’s	2,000	83,980
		214,068
Audio/Video Products — 0.4%
Harman International Industries, Inc.	7,162	769,414
Auto-Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†	1,671	401,140
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	155	5,810
PACCAR, Inc.	7,111	446,784
		452,594
Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	2,373	73,800
BorgWarner, Inc.	4,019	261,999
Delphi Automotive PLC	6,600	453,684
Lear Corp.	1,145	102,271
Tenneco, Inc.†	5,773	379,286
TRW Automotive Holdings Corp.†	3,300	295,416
WABCO Holdings, Inc.†	2,796	298,669
		1,865,125
Banks-Commercial — 0.2%
BankUnited, Inc.	3,200	107,136
Signature Bank†	776	97,915
SVB Financial Group†	1,177	137,262
		342,313
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	89,894
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	4,419	211,140
Dr Pepper Snapple Group, Inc.	5,352	313,520
Monster Beverage Corp.†	2,517	178,782
		703,442
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	5,829	548,917
Constellation Brands, Inc., Class A†	2,628	231,606
		780,523
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	4,034	299,645
Discovery Communications, Inc., Class C†	5,800	421,022
Scripps Networks Interactive, Inc., Class A	1,857	150,677
Starz, Class A†	1,443	42,987
		914,331
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.†	12,566	721,665
Fortune Brands Home & Security, Inc.	7,420	296,281
Owens Corning	10,516	406,759
USG Corp.†	1,637	49,323
		1,474,028
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	864	77,388
Building Products-Cement — 0.7%
Eagle Materials, Inc.	8,177	770,927
Martin Marietta Materials, Inc.	813	107,357

1

Vulcan Materials Co.	4,400	280,500
		1,158,784
Building Products-Wood — 0.1%
Masco Corp.	6,267	139,127
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,732	118,122
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,116	33,480
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	808	45,951
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	465	11,430
Lennar Corp., Class A	13,173	553,002
NVR, Inc.†	78	89,747
Taylor Morrison Home Corp., Class A†	4,480	100,442
Toll Brothers, Inc.†	4,700	173,430
		928,051
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,437	60,663
Charter Communications, Inc., Class A†	3,195	506,024
DISH Network Corp., Class A†	2,748	178,840
		745,527
Casino Hotels — 0.9%
Melco Crown Entertainment, Ltd. ADR	16,169	577,395
MGM Resorts International†	12,457	328,865
Wynn Resorts, Ltd.	3,424	710,685
		1,616,945
Casino Services — 0.0%
Bally Technologies, Inc.†	690	45,347
Gaming and Leisure Properties, Inc.	248	8,424
		53,771
Chemicals-Diversified — 0.7%
Celanese Corp., Series A	5,036	323,714
FMC Corp.	5,041	358,869
Huntsman Corp.	2,489	69,941
Rockwood Holdings, Inc.	3,882	294,993
Sociedad Quimica y Minera de Chile SA ADR	3,300	96,723
Westlake Chemical Corp.	616	51,596
		1,195,836
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials Inc†	88	3,423
Chemicals-Specialty — 0.9%
Albemarle Corp.	569	40,684
Cabot Corp.	74	4,291
Cytec Industries, Inc.	76	8,012
Eastman Chemical Co.	2,403	209,902
International Flavors & Fragrances, Inc.	1,429	149,016
NewMarket Corp.	158	61,954
Platform Specialty Products Corp.†	30,078	843,086
Sigma-Aldrich Corp.	1,761	178,706
W.R. Grace & Co.†	1,156	109,277
		1,604,928
Coatings/Paint — 0.8%
RPM International, Inc.	5,371	248,033
Sherwin-Williams Co.	4,114	851,228
Valspar Corp.	3,887	296,150
		1,395,411
Coffee — 0.9%
Keurig Green Mountain, Inc.	12,296	1,532,205
Commercial Services — 0.7%
Aramark	687	17,780
Cintas Corp.	1,415	89,909
CoStar Group, Inc.†	5,020	794,013
Iron Mountain, Inc.	2,684	95,148
Live Nation Entertainment, Inc.†	1,290	31,850
Quanta Services, Inc.†	3,908	135,139
		1,163,839
Commercial Services-Finance — 1.9%
Alliance Data Systems Corp.†	2,153	605,531
Equifax, Inc.	1,148	83,276
FleetCor Technologies, Inc.†	1,458	192,164
Global Payments, Inc.	1,262	91,937
H&R Block, Inc.	4,820	161,566
McGraw Hill Financial, Inc.	8,685	721,116
Moody’s Corp.	6,623	580,572
Morningstar, Inc.	340	24,415
SEI Investments Co.	2,188	71,701
Total System Services, Inc.	2,278	71,552
Vantiv, Inc., Class A†	11,490	386,294
Western Union Co.	9,473	164,262
WEX, Inc.†	1,200	125,964
		3,280,350
Communications Software — 0.0%
SolarWinds, Inc.†	1,155	44,652
Computer Aided Design — 0.9%
ANSYS, Inc.†	2,276	172,567
Autodesk, Inc.†	24,456	1,378,829
		1,551,396
Computer Graphics — 0.2%
Atlassian Class A FDR†(1)(2)(3)	304	4,864
Atlassian Class A†(1)(2)(3)	441	7,056
Atlassian Series 1†(1)(2)(3)	775	12,400
Atlassian Series 2†(1)(2)(3)	2,075	33,200
Tableau Software, Inc., Class A†	4,560	325,265
		382,785
Computer Services — 1.2%
Computer Sciences Corp.	155	9,796
DST Systems, Inc.	432	39,818
FleetMatics Group PLC†	14,910	482,189
IHS, Inc., Class A†	11,488	1,558,577
		2,090,380
Computer Software — 0.7%
Akamai Technologies, Inc.†	19,413	1,185,358

2

Computers-Integrated Systems — 0.3%
3D Systems Corp.†	1,932	115,534
Diebold, Inc.	1,135	45,593
Jack Henry & Associates, Inc.	1,486	88,313
MICROS Systems, Inc.†	973	66,067
NCR Corp.†	283	9,930
Riverbed Technology, Inc.†	2,822	58,218
Teradata Corp.†	2,187	87,917
VeriFone Systems, Inc.†	1,959	71,993
		543,565
Computers-Memory Devices — 0.6%
NetApp, Inc.	2,102	76,765
SanDisk Corp.	10,127	1,057,563
		1,134,328
Computers-Periphery Equipment — 0.1%
Stratasys, Ltd.†	1,593	181,013
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	1,221	25,934
CoreLogic, Inc.†	6,900	209,484
Corporate Executive Board Co.	1,500	102,330
Gartner, Inc.†	6,286	443,289
Genpact, Ltd.†	4,609	80,796
Verisk Analytics, Inc., Class A†	8,825	529,676
		1,391,509
Consumer Products-Misc. — 1.0%
Clorox Co.	3,474	317,523
Jarden Corp.†	694	41,189
Samsonite International SA	187,290	617,421
Scotts Miracle-Gro Co., Class A	788	44,806
Spectrum Brands Holdings, Inc.	6,777	583,025
Tupperware Brands Corp.	887	74,242
		1,678,206
Containers-Metal/Glass — 0.4%
Ball Corp.	8,451	529,709
Crown Holdings, Inc.†	2,436	121,215
Owens-Illinois, Inc.†	1,744	60,412
Silgan Holdings, Inc.	767	38,979
		750,315
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,728	123,535
Sealed Air Corp.	3,795	129,675
		253,210
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	3,116	45,525
Coty, Inc., Class A	20,283	347,448
		392,973
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	2,477	78,521
Royal Caribbean Cruises, Ltd.	2,400	133,440
		211,961
Data Processing/Management — 0.5%
Acxiom Corp.†	8,893	192,889
Broadridge Financial Solutions, Inc.	2,121	88,319
Dun & Bradstreet Corp.	232	25,566
Fidelity National Information Services, Inc.	627	34,322
Fiserv, Inc.†	4,381	264,262
Paychex, Inc.	7,348	305,383
		910,741
Decision Support Software — 0.1%
MSCI, Inc.†	3,809	174,643
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	3,935	220,518
DENTSPLY International, Inc.	3,575	169,276
Patterson Cos., Inc.	134	5,294
		395,088
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,802	374,263
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,184	302,587
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,340	191,633
Distribution/Wholesale — 1.7%
Fastenal Co.	9,017	446,251
Fossil Group, Inc.†	2,419	252,834
Genuine Parts Co.	2,527	221,871
HD Supply Holdings, Inc.†	32,137	912,369
LKQ Corp.†	5,306	141,617
WESCO International, Inc.†	5,943	513,356
WW Grainger, Inc.	2,225	565,751
		3,054,049
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.	13,598	560,603
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	600	29,748
Colfax Corp.†	1,676	124,929
Crane Co.	312	23,200
Dover Corp.	2,160	196,452
Ingersoll-Rand PLC	404	25,254
ITT Corp.	363	17,460
Leggett & Platt, Inc.	1,204	41,273
Parker Hannifin Corp.	1,395	175,394
Pentair PLC	235	16,948
Textron, Inc.	21,871	837,441
Trinity Industries, Inc.	2,086	91,200
		1,579,299
Diversified Operations — 0.0%
Leucadia National Corp.	1,062	27,846
E-Commerce/Products — 0.2%
MercadoLibre, Inc.	1,400	133,560
zulily, Inc., Class A†	3,233	132,391
		265,951
E-Commerce/Services — 2.1%
Coupons.com, Inc.†	700	18,417
Coupons.com, Inc.†(2)(3)(4)	5,109	127,697
Expedia, Inc.	1,778	140,035
Groupon, Inc.†	8,457	55,985
IAC/InterActiveCorp	539	37,315

3

Liberty Interactive Corp., Class A†	10,114	296,947
Liberty Ventures, Series A†	1,295	95,571
Netflix, Inc.†	4,633	2,041,300
TripAdvisor, Inc.†	7,872	855,372
Zillow, Inc., Class A†	546	78,040
		3,746,679
E-Services/Consulting — 0.1%
CDW Corp.	1,527	48,681
Sapient Corp.†	6,400	104,000
		152,681
Electric Products-Misc. — 0.2%
AMETEK, Inc.	8,212	429,323
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,616	95,432
Electronic Components-Misc. — 0.1%
Gentex Corp.	5,411	157,406
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	10,856	45,487
Altera Corp.	13,859	481,739
ARM Holdings PLC ADR	5,700	257,868
Avago Technologies, Ltd.	4,391	316,459
Cree, Inc.†	1,175	58,691
First Solar, Inc.†	5,928	421,244
Freescale Semiconductor, Ltd.†	1,705	40,067
IPG Photonics Corp.†	2,985	205,368
Microchip Technology, Inc.	6,271	306,088
NVIDIA Corp.	1,608	29,812
ON Semiconductor Corp.†	3,977	36,350
Skyworks Solutions, Inc.	7,733	363,142
SunEdison, Inc.†	20,830	470,758
Xilinx, Inc.	10,216	483,319
		3,516,392
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,662	545,477
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	45,962	803,875
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	5,744	329,935
FLIR Systems, Inc.	1,743	60,534
National Instruments Corp.	4,723	152,978
Trimble Navigation, Ltd.†	12,386	457,663
		1,001,110
Electronic Parts Distribution — 0.0%
Avnet, Inc.	494	21,889
Electronic Security Devices — 0.2%
Allegion PLC	1,697	96,186
Tyco International, Ltd.	7,232	329,779
		425,965
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	746	52,668
Engineering/R&D Services — 0.5%
AECOM Technology Corp.†	19,721	635,016
Fluor Corp.	1,709	131,422
Foster Wheeler AG	1,753	59,725
Jacobs Engineering Group, Inc.†	2,500	133,200
		959,363
Enterprise Software/Service — 1.5%
Concur Technologies, Inc.†	13,722	1,280,811
Guidewire Software, Inc.†	3,700	150,442
Informatica Corp.†	4,137	147,484
Tyler Technologies, Inc.†	4,350	396,764
Veeva Systems, Inc., Class A†	8,665	220,524
Workday, Inc., Class A†	4,344	390,352
		2,586,377
Entertainment Software — 0.6%
Activision Blizzard, Inc.	41,507	925,606
Electronic Arts, Inc.†	4,235	151,910
		1,077,516
Filtration/Separation Products — 0.8%
CLARCOR, Inc.	1,200	74,220
Donaldson Co., Inc.	7,595	321,420
Pall Corp.	10,881	929,129
		1,324,769
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	4,253	101,689
Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	1,870	69,377
Santander Consumer USA Holdings, Inc.	105	2,041
SLM Corp.	2,527	21,000
		92,418
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	13,000	276,380
Lazard, Ltd., Class A	7,872	405,880
LPL Financial Holdings, Inc.	5,537	275,411
TD Ameritrade Holding Corp.	12,534	392,941
		1,350,612
Finance-Leasing Companies — 0.0%
Air Lease Corp.	115	4,437
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc.†	342	12,415
Finance-Other Services — 0.4%
CBOE Holdings, Inc.	6,811	335,170
Intercontinental Exchange, Inc.	2,158	407,646
		742,816
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	21,646	530,327
Food-Baking — 0.2%
Flowers Foods, Inc.	14,971	315,589
Food-Confectionery — 0.4%
Hershey Co.	4,828	470,102
J.M. Smucker Co.	1,400	149,198
		619,300
Food-Dairy Products — 0.4%
WhiteWave Foods Co., Class A†	20,264	655,946

4

Food-Meat Products — 0.1%
Hillshire Brands Co.	1,315	81,924
Hormel Foods Corp.	2,352	116,071
Tyson Foods, Inc., Class A	288	10,812
		208,807
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	2,031	93,040
Hain Celestial Group, Inc.†	807	71,613
Ingredion, Inc.	196	14,708
McCormick & Co., Inc.	6,794	486,383
		665,744
Food-Retail — 1.5%
Fresh Market, Inc.†	3,400	113,798
Kroger Co.	8,957	442,745
Sprouts Farmers Market, Inc.†	19,218	628,813
Whole Foods Market, Inc.	36,432	1,407,368
		2,592,724
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	609	52,575
Wolverine World Wide, Inc.	4,100	106,846
		159,421
Funeral Services & Related Items — 0.0%
Service Corp. International	2,920	60,502
Garden Products — 0.0%
Toro Co.	991	63,028
Gas-Distribution — 0.1%
NiSource, Inc.	4,600	180,964
Gold Mining — 0.1%
Eldorado Gold Corp.	13,300	101,612
Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	13,197	847,907
Stericycle, Inc.†	2,089	247,380
		1,095,287
Heart Monitors — 0.4%
HeartWare International, Inc.†	7,571	670,034
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,884	89,375
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,069	63,819
Hotels/Motels — 1.6%
Choice Hotels International, Inc.	4,242	199,841
Extended Stay America, Inc.	3,100	71,796
Hilton Worldwide Holdings, Inc.†	2,378	55,407
Hyatt Hotels Corp., Class A†	40	2,439
Marriott International, Inc., Class A	7,970	510,877
Starwood Hotels & Resorts Worldwide, Inc.	14,796	1,195,813
Wyndham Worldwide Corp.	9,697	734,257
		2,770,430
Human Resources — 1.1%
Manpowergroup, Inc.	11,333	961,605
Robert Half International, Inc.	5,717	272,930
Team Health Holdings, Inc.†	15,693	783,708
		2,018,243
Independent Power Producers — 0.1%
Calpine Corp.†	5,657	134,693
Industrial Audio & Video Products — 0.3%
Imax Corp.†	19,150	545,392
Industrial Automated/Robotic — 0.6%
Cognex Corp.†	15,636	600,422
Nordson Corp.	2,631	210,980
Rockwell Automation, Inc.	2,434	304,640
		1,116,042
Industrial Gases — 0.2%
Airgas, Inc.	3,906	425,402
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,714	433,951
Sensata Technologies Holding NV†	10,600	495,868
		929,819
Instruments-Scientific — 0.2%
FEI Co.	1,800	163,314
PerkinElmer, Inc.	376	17,612
Waters Corp.†	1,490	155,615
		336,541
Insurance Brokers — 0.3%
Aon PLC	4,005	360,811
Arthur J. Gallagher & Co.	2,609	121,579
Brown & Brown, Inc.	123	3,777
Erie Indemnity Co., Class A	430	32,362
		518,529
Insurance-Multi-line — 0.3%
American Financial Group, Inc.	210	12,508
XL Group PLC	16,740	547,900
		560,408
Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc., Class A	6,000	196,560
HCC Insurance Holdings, Inc.	1,700	83,198
Progressive Corp.	6,900	174,984
		454,742
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	338	26,668
Internet Application Software — 0.1%
Splunk, Inc.†	2,078	114,976
Internet Content-Entertainment — 0.7%
Pandora Media, Inc.†	7,511	221,575
Shutterstock, Inc.†	7,259	602,352
Twitter, Inc.†	8,422	345,049
		1,168,976
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	3,734	640,269
Yelp, Inc.†	8,641	662,592
		1,302,861
Internet Incubators — 0.1%
HomeAway, Inc.†	4,820	167,832

5

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	10,270	1,144,489
TIBCO Software, Inc.†	2,860	57,686
		1,202,175
Internet Security — 0.2%
FireEye, Inc.†	1,222	49,552
VeriSign, Inc.†	7,419	362,121
		411,673
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	972	199,649
Ameriprise Financial, Inc.	1,168	140,160
Artisan Partners Asset Management, Inc., Class A	3,083	174,744
Eaton Vance Corp.	2,115	79,926
Federated Investors, Inc., Class B	1,214	37,537
Financial Engines, Inc.	2,400	108,672
Invesco, Ltd.	4,131	155,945
Legg Mason, Inc.	715	36,687
T. Rowe Price Group, Inc.	4,618	389,805
Waddell & Reed Financial, Inc., Class A	1,498	93,760
		1,416,885
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	6,106	844,154
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	482	33,682
Machinery-Construction & Mining — 0.1%
Terex Corp.	3,500	143,850
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.	4,600	149,316
IDEX Corp.	2,858	230,755
Manitowoc Co., Inc.	2,376	78,075
Middleby Corp.†	1,007	83,299
Roper Industries, Inc.	3,495	510,305
Wabtec Corp.	5,095	420,796
Zebra Technologies Corp., Class A†	887	73,018
		1,545,564
Machinery-Pumps — 0.6%
Flowserve Corp.	6,314	469,446
Graco, Inc.	3,765	293,971
Xylem, Inc.	8,042	314,281
		1,077,698
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	1,177	18,891
athenahealth, Inc.†	1,565	195,828
Cerner Corp.†	8,837	455,812
IMS Health Holdings, Inc.†	1,314	33,744
Medidata Solutions, Inc.†	2,000	85,620
		789,895
Medical Instruments — 1.2%
Boston Scientific Corp.†	2,209	28,209
Bruker Corp.†	6,536	158,629
DexCom, Inc.†	24,175	958,781
Edwards Lifesciences Corp.†	1,854	159,147
Intuitive Surgical, Inc.†	1,325	545,635
St Jude Medical, Inc.	3,217	222,777
Techne Corp.	316	29,252
Thoratec Corp.†	2,400	83,664
		2,186,094
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	9,045	774,071
Laboratory Corp. of America Holdings†	590	60,416
		834,487
Medical Products — 0.7%
Cooper Cos., Inc.	623	84,435
Henry Schein, Inc.†	3,500	415,345
Hill-Rom Holdings, Inc.	67	2,781
Hospira, Inc.†	2,300	118,151
Sirona Dental Systems, Inc.†	3,224	265,851
Teleflex, Inc.	1,400	147,840
Varian Medical Systems, Inc.†	1,827	151,897
Zimmer Holdings, Inc.	221	22,953
		1,209,253
Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	2,700	421,875
Alnylam Pharmaceuticals, Inc.†	5,742	362,722
BioMarin Pharmaceutical, Inc.†	6,065	377,304
Charles River Laboratories International, Inc.†	402	21,515
Cubist Pharmaceuticals, Inc.†	4,545	317,332
Illumina, Inc.†	2,257	402,965
Incyte Corp., Ltd.†	14,342	809,462
Intercept Pharmaceuticals, Inc.†	719	170,137
InterMune, Inc.†	3,400	150,110
Medivation, Inc.†	1,345	103,672
Myriad Genetics, Inc.†	3,853	149,959
NPS Pharmaceuticals, Inc.†	10,238	338,366
Puma Biotechnology, Inc.†	1,300	85,800
Regeneron Pharmaceuticals, Inc.†	2,128	601,096
Seattle Genetics, Inc.†	4,277	163,595
United Therapeutics Corp.†	1,843	163,087
Vertex Pharmaceuticals, Inc.†	8,310	786,791
		5,425,788
Medical-Drugs — 2.6%
ACADIA Pharmaceuticals, Inc.†	4,000	90,360
Alkermes PLC†	7,474	376,166
Endo International PLC†	5,776	404,435
Forest Laboratories, Inc.†	10,190	1,008,810
Jazz Pharmaceuticals PLC†	2,044	300,488
Mallinckrodt PLC†	477	38,170
Ono Pharmaceutical Co., Ltd.	9,180	808,308
Quintiles Transnational Holdings, Inc.†	2,968	158,165
Salix Pharmaceuticals, Ltd.†	6,574	810,903
Zoetis, Inc.	19,407	626,264
		4,622,069
Medical-Generic Drugs — 0.8%
Actavis PLC†	4,649	1,036,959
Mylan, Inc.†	6,569	338,698
Perrigo Co. PLC	532	77,544
		1,453,201

6

Medical-HMO — 0.4%
Centene Corp.†	1,014	76,669
Cigna Corp.	1,968	180,997
Humana, Inc.	2,100	268,212
WellCare Health Plans, Inc.†	1,300	97,058
		622,936
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	545	30,727
Tenet Healthcare Corp.†	1,717	80,596
Universal Health Services, Inc., Class B	2,345	224,557
		335,880
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	569	16,501
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,270	673,558
Cardinal Health, Inc.	484	33,183
		706,741
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	6,400	180,160
Timken Co.	93	6,309
		186,469
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	261	17,490
Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	16,960	394,490
Lions Gate Entertainment Corp.	1,414	40,412
		434,902
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,838	268,084
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,036	76,623
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,594	191,726
Markit Ltd†	3,900	105,222
		296,948
Networking Products — 0.4%
Fortinet, Inc.†	2,409	60,538
Palo Alto Networks, Inc.†	8,202	687,738
		748,276
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	774	15,952
Waste Connections, Inc.	3,923	190,462
		206,414
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,628	44,965
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	581	29,776
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	246	12,910
Helmerich & Payne, Inc.	1,150	133,526
Nabors Industries, Ltd.	518	15,214
Patterson-UTI Energy, Inc.	1,298	45,352
Seadrill, Ltd.	1,844	73,668
		280,670
Oil Companies-Exploration & Production — 4.4%
Antero Resources Corp.†	2,632	172,738
Athlon Energy, Inc.†	3,600	171,720
Cabot Oil & Gas Corp.	15,035	513,295
Chesapeake Energy Corp.	2,129	66,169
Cimarex Energy Co.	1,085	155,654
Cobalt International Energy, Inc.†	5,604	102,833
Concho Resources, Inc.†	3,981	575,255
Continental Resources, Inc.†	1,656	261,714
Diamondback Energy, Inc.†	11,466	1,018,181
Energen Corp.	9,062	805,431
EQT Corp.	5,317	568,387
Gulfport Energy Corp.†	1,215	76,302
Kosmos Energy, Ltd.†	1,857	20,854
Laredo Petroleum, Inc.†	1,200	37,176
Noble Energy, Inc.	4,521	350,197
Oasis Petroleum, Inc.†	1,778	99,372
Pioneer Natural Resources Co.	6,667	1,532,143
QEP Resources, Inc.	402	13,869
Range Resources Corp.	8,081	702,643
Rice Energy, Inc.†	823	25,060
SM Energy Co.	2,979	250,534
Southwestern Energy Co.†	6,206	282,311
Ultra Petroleum Corp.†	805	23,901
Unit Corp.†	56	3,855
Whiting Petroleum Corp.†	215	17,254
		7,846,848
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	4,193	283,908
Dresser-Rand Group, Inc.†	1,344	85,653
Dril-Quip, Inc.†	718	78,434
FMC Technologies, Inc.†	4,134	252,464
		700,459
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	4,182	299,849
CVR Energy, Inc.	113	5,445
HollyFrontier Corp.	639	27,918
Murphy USA, Inc.†	382	18,676
PBF Energy, Inc. Class A	381	10,154
Tesoro Corp.	3,477	203,996
		566,038
Oil-Field Services — 0.5%
Core Laboratories NV	900	150,354
Frank’s International NV	5,578	137,219
MRC Global, Inc.†	812	22,971
NOW, Inc.†	160	5,793
Oceaneering International, Inc.	4,798	374,868
RPC, Inc.	1,081	25,393
Superior Energy Services, Inc.	187	6,758
Targa Resources Corp.	663	92,535
		815,891

7

Paper & Related Products — 0.0%
International Paper Co.	1,180	59,555
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	18,372	728,817
Pharmacy Services — 0.2%
Catamaran Corp.†	7,160	316,186
Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	23,826	855,592
MEDNAX, Inc.†	4,354	253,185
		1,108,777
Pipelines — 0.1%
ONEOK, Inc.	1,937	131,871
Platinum — 0.1%
Stillwater Mining Co.†	7,000	122,850
Poultry — 0.0%
Pilgrim’s Pride Corp.†	147	4,022
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,400	116,976
Hubbell, Inc., Class B	1,967	242,236
SunPower Corp.†	73	2,992
		362,204
Precious Metals — 0.0%
Tahoe Resources, Inc.†	232	6,078
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	347	5,885
Publishing-Periodicals — 0.5%
Nielsen NV	19,494	943,705
Quarrying — 0.1%
Compass Minerals International, Inc.	1,889	180,853
Radio — 0.1%
Sirius XM Holdings, Inc.†	48,478	167,734
Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co., Class A	1,454	46,921
Boston Properties, Inc.	323	38,172
Columbia Property Trust, Inc.	329	8,557
Crown Castle International Corp.	18,867	1,401,063
Equity Lifestyle Properties, Inc.	1,060	46,810
Extra Space Storage, Inc.	2,038	108,523
Federal Realty Investment Trust	1,885	227,934
Health Care REIT, Inc.	2,867	179,675
Healthcare Trust of America, Inc., Class A	501	6,032
NorthStar Realty Finance Corp.	1,381	24,002
Omega Healthcare Investors, Inc.	727	26,797
Plum Creek Timber Co., Inc.	1,500	67,650
Rayonier, Inc.	265	9,421
Tanger Factory Outlet Centers, Inc.	999	34,935
Taubman Centers, Inc.	1,039	78,767
Ventas, Inc.	2,447	156,853
Vornado Realty Trust	741	79,087
Weyerhaeuser Co.	1,080	35,737
		2,576,936
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	23,614	756,593
Jones Lang LaSalle, Inc.	2,009	253,917
Realogy Holdings Corp.†	1,112	41,934
		1,052,444
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	332	52,400
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	2,658	346,178
Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	205	7,306
Avis Budget Group, Inc.†	1,853	110,606
Hertz Global Holdings, Inc.†	12,169	341,097
United Rentals, Inc.†	1,710	179,088
		638,097
Resorts/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.	1,196	33,883
Six Flags Entertainment Corp.	1,281	54,506
		88,389
Respiratory Products — 0.1%
ResMed, Inc.	2,467	124,904
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	184	7,958
Chico’s FAS, Inc.	1,185	20,098
Coach, Inc.	9,919	339,131
DSW, Inc., Class A	2,200	61,468
Foot Locker, Inc.	372	18,868
Gap, Inc.	4,651	193,342
Kate Spade & Co.†	8,024	306,035
L Brands, Inc.	6,725	394,488
Lululemon Athletica, Inc.†	3,000	121,440
PVH Corp.	1,267	147,732
Ross Stores, Inc.	18,497	1,223,207
Urban Outfitters, Inc.†	1,358	45,982
		2,879,749
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	6,400	109,120
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,282	172,967
AutoZone, Inc.†	1,473	789,882
O’Reilly Automotive, Inc.†	4,565	687,489
		1,650,338
Retail-Automobile — 0.5%
AutoNation, Inc.†	1,279	76,331
CarMax, Inc.†	13,070	679,771
Copart, Inc.†	4,178	150,241
Penske Automotive Group, Inc.	333	16,483
		922,826
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,517	87,045
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	1,200	91,140
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	834	79,764

8

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	105	4,249
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,509	46,794
Retail-Discount — 0.8%
Big Lots, Inc.	304	13,893
Dollar General Corp.†	9,446	541,822
Dollar Tree, Inc.†	12,735	693,548
Family Dollar Stores, Inc.	1,586	104,898
		1,354,161
Retail-Drug Store — 0.2%
Rite Aid Corp.†	52,571	376,934
Retail-Gardening Products — 0.3%
Tractor Supply Co.	7,634	461,094
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	2,500	232,625
Retail-Jewelry — 0.7%
Signet Jewelers, Ltd.	6,440	712,199
Tiffany & Co.	5,583	559,696
		1,271,895
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,355	312,602
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,437	165,546
Sears Holdings Corp.†	366	14,625
		180,171
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,134	39,123
Five Below, Inc.†	3,800	151,658
PriceSmart, Inc.	1,200	104,448
Sally Beauty Holdings, Inc.†	2,109	52,894
		348,123
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,931	176,513
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	4,344	259,771
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	280	13,784
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	305	35,566
Kohl’s Corp.	202	10,642
Macy’s, Inc.	4,910	284,878
		331,086
Retail-Restaurants — 2.4%
Bloomin’ Brands, Inc.†	41,416	928,961
Brinker International, Inc.	4,842	235,563
Buffalo Wild Wings, Inc.†	3,511	581,808
Burger King Worldwide, Inc.	1,858	50,575
Chipotle Mexican Grill, Inc.†	1,196	708,642
Domino’s Pizza, Inc.	978	71,482
Dunkin’ Brands Group, Inc.	1,869	85,619
Panera Bread Co., Class A†	7,509	1,125,073
Papa John’s International, Inc.	3,900	165,321
Tim Hortons, Inc.	4,000	218,920
		4,171,964
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	102	6,365
Dick’s Sporting Goods, Inc.	3,294	153,368
		159,733
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,600	54,560
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	2,204	73,481
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	4,367	121,315
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	30,624	851,347
EchoStar Corp., Class A†	186	9,847
		861,194
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,518	136,148
Atmel Corp.†	7,399	69,329
Linear Technology Corp.	8,658	407,532
Maxim Integrated Products, Inc.	4,562	154,241
NXP Semiconductor NV†	16,050	1,062,189
		1,829,439
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	14,295	322,352
KLA-Tencor Corp.	3,958	287,509
Lam Research Corp.	758	51,226
Teradyne, Inc.	376	7,370
		668,457
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	729	68,956
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,089	425,926
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,731	263,025
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,157	136,430
Telecom Equipment-Fiber Optics — 0.1%
JDS Uniphase Corp.†	7,600	94,772
Telecom Services — 0.1%
Level 3 Communications, Inc.†	2,963	130,105
tw telecom, Inc.†	2,424	97,712
		227,817
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	2,211	71,924
CommScope Holding Co., Inc.†	1,095	25,327
Harris Corp.	384	29,088
Juniper Networks, Inc.†	1,807	44,344
		170,683
Telephone-Integrated — 0.1%
Windstream Holdings, Inc.	9,915	98,753

9

Television — 0.0%
AMC Networks, Inc., Class A†	1,049	64,503
Theaters — 0.0%
Cinemark Holdings, Inc.	2,028	71,710
Regal Entertainment Group, Class A	365	7,702
		79,412
Therapeutics — 0.2%
Pharmacyclics, Inc.†	3,070	275,410
Questcor Pharmaceuticals, Inc.	1,072	99,149
		374,559
Tobacco — 0.4%
Lorillard, Inc.	11,873	723,897
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,043	242,136
Stanley Black & Decker, Inc.	307	26,961
		269,097
Toys — 0.3%
Hasbro, Inc.	1,715	90,981
Mattel, Inc.	10,659	415,381
		506,362
Transactional Software — 0.4%
Solera Holdings, Inc.	10,742	721,325
Transport-Equipment & Leasing — 0.0%
AMERCO	73	21,225
Transport-Marine — 0.1%
Kirby Corp.†	1,002	117,374
Teekay Corp.	367	22,846
		140,220
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	2,122	222,810
Kansas City Southern	5,097	547,978
		770,788
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	4,109	262,113
Expeditors International of Washington, Inc.	7,769	343,079
		605,192
Transport-Truck — 0.8%
J.B. Hunt Transport Services, Inc.	4,017	296,374
Landstar System, Inc.	8,919	570,816
Old Dominion Freight Line, Inc.†	1,106	70,430
Swift Transportation Co.†	17,793	448,918
		1,386,538
Travel Services — 0.3%
Diamond Resorts International, Inc.†	21,100	490,997
Sabre Corp.†	794	15,920
		506,917
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,430	92,292
Mead Johnson Nutrition Co.	6,052	563,865
		656,157
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,783	374,590
Rackspace Hosting, Inc.†	5,162	173,753
		548,343
Web Portals/ISP — 0.0%
Dropbox, Inc.†(1)(2)(3)	844	14,667
Wireless Equipment — 0.9%
Motorola Solutions, Inc.	3,588	238,853
SBA Communications Corp., Class A†	7,764	794,257
Ubiquiti Networks, Inc.†	11,500	519,685
		1,552,795
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,368	34,679
Total Common Stocks (cost $124,133,307)		168,905,131

CONVERTIBLE PREFERRED SECURITIES — 0.7%
Computers-Memory Devices — 0.1%
Pure Storage, Inc. Series F†(1)(2)(3)	7,349	115,570
E-Commerce/Products — 0.1%
One Kings Lane, Inc. Series E†(1)(2)(3)	11,800	189,036
E-Commerce/Services — 0.2%
Uber Technologies, Inc.†(1)(2)(3)	6,368	395,148
Electronic Forms — 0.1%
Docusign, Inc., Series B†(1)(2)(3)	358	5,420
Docusign, Inc., Series B-1†(1)(2)(3)	107	1,620
Docusign, Inc., Series D†(1)(2)(3)	257	3,930
Docusign, Inc., Series E†(1)(2)(3)	6,656	139,776
		150,746
Internet Infrastructure Software — 0.0%
New Relic, Inc. Series F†(1)(2)(3)	2,935	84,921
Web Hosting/Design — 0.1%
AirBNB, Inc. Series D†(1)(2)(3)	697	85,131
Web Portals/ISP — 0.1%
Dropbox, Inc. Class A-1†(1)(2)(3)	5,146	75,249
Dropbox, Inc. Class C†(1)(2)(3)	3,310	63,225
Dropbox, Inc., Series A†(1)(2)(3)	1,047	17,293
		155,767
Total Convertible Preferred Securities (cost $1,078,848)		1,176,319

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $3,293,790)	13,211	1,183,177
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(2)(3)	1,588	25,408
Atlassian Series A†(1)(2)(3)	1,534	24,544

10

Total Preferred Securities (cost $49,952)		49,952
Total Long-Term Investment Securities (cost $128,555,897)		171,314,579

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund
(cost $362,959)	362,959	362,959

REPURCHASE AGREEMENTS — 3.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$980,000	980,000
Barclays Capital PLC Joint Repurchase Agreement(5)	935,000	935,000
BNP Paribas SA Joint Repurchase Agreement(5)	620,000	620,000
Deutsche Bank AG Joint Repurchase Agreement(5)	860,000	860,000
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	1,624,000	1,624,000
UBS Securities LLC Joint Repurchase Agreement(5)	930,000	930,000
Total Repurchase Agreements (cost $5,949,000)		5,949,000
TOTAL INVESTMENTS (cost $134,867,856)(6)	100.7%	177,626,538
Liabilities in excess of other assets	(0.7)	(1,166,525)
NET ASSETS	100.0%	$176,460,013

†                               Non-income producing security

(1)                       Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                       Illiquid security.  At June 30, 2014, the aggregate value of these securities was $1,426,155 representing 0.8% of net assets.

(3)                       Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Mid Cap Growth Portfolio held the following restricted securities:

11

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AirBNB, Inc. Series D
Convertible Preferred Securities	04/16/2014	697	$85,131	$85,131	$122.14	0.05%
Atlassian FDR Class A
Common Stock	04/09/2014	304	4,864	4,864	16.00	0.00
Atlassian Class A
Common Stock	04/09/2014	441	7,056	7,056	16.00	0.00
Atlassian Series 1
Common Stock	04/09/2014	775	12,400	12,400	16.00	0.01
Atlassian Series 2
Common Stock	04/09/2014	2,075	33,200	33,200	16.00	0.02
Atlassian FDR Class A
Preferred Securities	04/09/2014	1,588	25,408	25,408	16.00	0.01
Atlassian Series A
Preferred Securities	04/09/2014	1,534	24,544	24,544	16.00	0.01
Coupons.com, Inc.
Common Stock	06/01/2011	5,109	69,930	127,697	24.99	0.07
Dropbox, Inc.
Common Stock	05/01/2012	844	7,637	14,667	17.38	0.01
Dropbox, Inc.
Series A
Convertible Preferred Securities	05/01/2012	1,047	9,474	17,293	16.52	0.01
Dropbox, Inc.
Class A-1
Convertible Preferred Securities	05/01/2012	5,146	46,567	75,249	14.62	0.04

12

Dropbox, Inc.
Class C
Convertible Preferred Securities	01/28/2014	3,310	63,225	63,225	19.10	0.04
Docusign, Inc.
Series B
Convertible Preferred Securities	02/28/2014	358	4,702	5,420	15.14	0.00
Docusign, Inc.
Series B-1
Convertible Preferred Securities	02/28/2014	107	1,405	1,620	15.14	0.00
Docusign, Inc.
Series D
Convertible Preferred Securities	02/28/2014	257	3,375	3,930	15.29	0.00
Docusign, Inc.
Series E
Convertible Preferred Securities	02/28/2014	6,656	87,409	139,776	21.00	0.08
One Kings Lane, Inc.
Convertible Preferred Securities	01/28/2014	11,800	181,921	189,036	16.02	0.11
New Relic, Inc. Class F
Convertible Preferred Securities	04/16/2014	2,935	84,921	84,921	28.93	0.05
Pure Storage, Inc. Series F
Convertible Preferred Securities	04/16/2014	7,349	115,570	115,570	15.73	0.07
Uber Technologies, Inc.
Convertible Preferred Securities	06/05/2014	6,368	395,148	395,148	62.05	0.22
				$1,426,155		0.80%

(4)                       Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(5)                       See Note 2 for details of Joint Repurchase Agreements.

(6)                       See Note 4 for cost of investments on a tax basis.

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June,30 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	September 2014	$566,007	$571,720	$5,713

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computer Graphics	$325,265	$—	$57,520	382,785
E-Commerce/Services	3,618,982	127,697	—	3,746,679
Web Portals/ISP	—	—	14,667	14,667
Other Industries*	164,761,000	—	—	164,761,000
Convertible Preferred Securities	—	—	1,176,319	1,176,319
Exchange-Traded Funds	1,183,177	—	—	1,183,177
Preferred Securities	—	—	49,952	49,952
Short-Term Investment Securities	362,959	—	—	362,959
Repurchase Agreements	—	5,949,000	—	5,949,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	5,713	—	—	5,713
Total	$170,257,096	$6,076,697	$1,298,458	$177,632,251

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,986,332 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	38,034	$742,043
Advertising Sales — 0.0%
CBS Outdoor Americas, Inc.	751	24,543
Clear Channel Outdoor Holdings, Inc., Class A	817	6,683
		31,226
Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	4,800	552,576
Rockwell Collins, Inc.	577	45,087
Spirit AeroSystems Holdings, Inc.†	300	10,110
		607,773
Aerospace/Defense-Equipment — 1.2%
Alliant Techsystems, Inc.	6,540	875,837
Exelis, Inc.	6,838	116,109
Triumph Group, Inc.	44,572	3,112,017
		4,103,963
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	7,196	1,730,854
Mosaic Co.	12,071	596,911
		2,327,765
Agricultural Operations — 0.5%
Bunge, Ltd.	22,810	1,725,348
Airlines — 0.7%
Alaska Air Group, Inc.	213	20,246
American Airlines Group, Inc.†	24,900	1,069,704
Copa Holdings SA, Class A	259	36,925
Southwest Airlines Co.	2,745	73,731
United Continental Holdings, Inc.†	24,247	995,824
		2,196,430
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	528	84,844
Appliances — 0.1%
Whirlpool Corp.	2,546	354,454
Applications Software — 1.0%
Check Point Software Technologies, Ltd.†	15,089	1,011,416
Citrix Systems, Inc.†	23,133	1,446,969
Nuance Communications, Inc.†	9,464	177,639
PTC, Inc.†	18,181	705,423
		3,341,447
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	3,016	96,120
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	1,656	62,067
Oshkosh Corp.	17,439	968,388
PACCAR, Inc.	1,075	67,542
		1,097,997
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp.	584	52,163
TRW Automotive Holdings Corp.†	3,996	357,722
Visteon Corp.†	1,747	169,476
		579,361
Banks-Commercial — 3.6%
Associated Banc-Corp.	5,752	103,996
Bank of Hawaii Corp.	1,603	94,080
BankUnited, Inc.	3,667	122,771
BOK Financial Corp.	981	65,335
CIT Group, Inc.	35,828	1,639,489
City National Corp.	1,717	130,080
Commerce Bancshares, Inc.	2,935	136,478
Cullen/Frost Bankers, Inc.	1,910	151,692
East West Bancorp, Inc.	5,173	181,003
First Horizon National Corp.	8,534	101,213
First Republic Bank	41,602	2,287,694
Fulton Financial Corp.	6,817	84,463
M&T Bank Corp.	34,136	4,234,571
PacWest Bancorp	3,676	158,693
Popular, Inc.†	3,733	127,594
Regions Financial Corp.	49,745	528,292
Signature Bank†	9,460	1,193,663
SVB Financial Group†	1,661	193,706
Synovus Financial Corp.	5,014	122,241
TCF Financial Corp.	6,011	98,400
Zions Bancorporation	6,670	196,565
		11,952,019
Banks-Fiduciary — 0.2%
Northern Trust Corp.	8,531	547,776
Banks-Super Regional — 2.6%
Comerica, Inc.	35,703	1,790,862
Fifth Third Bancorp	30,681	655,039
Huntington Bancshares, Inc.	163,465	1,559,456
KeyCorp	111,342	1,595,531
SunTrust Banks, Inc.	74,525	2,985,472
		8,586,360
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,065	1,106,202
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	6,765	596,199
Brewery — 0.2%
Molson Coors Brewing Co., Class B	10,103	749,238
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	9,315	755,819
Starz, Class A†	415	12,363
		768,182
Building & Construction Products-Misc. — 1.0%
Armstrong World Industries, Inc.†	42,807	2,458,406
Fortune Brands Home & Security, Inc.	3,486	139,196
Louisiana-Pacific Corp.†	43,675	655,998
Owens Corning	4,248	164,313
		3,417,913
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,718	300,773
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	9,417	231,470
Lennar Corp., Class A	25,526	1,071,581
PulteGroup, Inc.	13,659	275,365
Taylor Morrison Home Corp., Class A†	1,171	26,254
Toll Brothers, Inc.†	35,475	1,309,028
		2,913,698
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	2,054	133,674
Casino Hotels — 0.4%
MGM Resorts International†	50,953	1,345,159
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	2,534	86,080

1

International Game Technology	8,910	141,758
		227,838
Cellular Telecom — 0.0%
U.S. Cellular Corp.†	480	19,584
Chemicals-Diversified — 1.0%
Axiall Corp.	24,000	1,134,480
Celanese Corp., Series A	29,773	1,913,808
Huntsman Corp.	2,168	60,921
Rockwood Holdings, Inc.	2,450	186,175
Westlake Chemical Corp.	218	18,260
		3,313,644
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	1,340	51,912
Chemicals-Specialty — 0.5%
Albemarle Corp.	13,702	979,693
Ashland, Inc.	2,811	305,668
Cabot Corp.	2,175	126,128
Cytec Industries, Inc.	1,138	119,968
Eastman Chemical Co.	488	42,627
Sigma-Aldrich Corp.	2,315	234,926
W.R. Grace & Co.†	380	35,922
		1,844,932
Coal — 0.5%
CONSOL Energy, Inc.	34,194	1,575,318
Peabody Energy Corp.	9,787	160,017
		1,735,335
Coatings/Paint — 0.4%
RPM International, Inc.	351	16,209
Valspar Corp.	15,787	1,202,812
		1,219,021
Commercial Services — 0.1%
Aramark	114	2,950
Cintas Corp.	726	46,130
Iron Mountain, Inc.	674	23,893
Live Nation Entertainment, Inc.†	2,565	63,330
Quanta Services, Inc.†	5,837	201,844
		338,147
Commercial Services-Finance — 0.3%
Equifax, Inc.	2,047	148,489
Global Payments, Inc.	10,354	754,289
SEI Investments Co.	302	9,897
Total System Services, Inc.	1,373	43,126
		955,801
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,571	194,933
Autodesk, Inc.†	1,731	97,594
		292,527
Computer Services — 0.1%
Computer Sciences Corp.	4,907	310,122
DST Systems, Inc.	204	18,803
		328,925
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.	15,699	144,431
MICROS Systems, Inc.†	702	47,666
NCR Corp.†	5,475	192,118
Teradata Corp.†	1,200	48,240
VeriFone Systems, Inc.†	22,661	832,791
		1,265,246
Computers-Memory Devices — 1.1%
NetApp, Inc.	30,456	1,112,253
SanDisk Corp.	16,563	1,729,674
Western Digital Corp.	8,030	741,169
		3,583,096
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	2,232	107,493
Stratasys, Ltd.†	770	87,495
		194,988
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	177	3,760
CoreLogic, Inc.†	3,313	100,583
Genpact, Ltd.†	5,134	89,999
Leidos Holdings, Inc.	2,316	88,795
Towers Watson & Co., Class A	2,343	244,211
		527,348
Consumer Products-Misc. — 0.8%
Clorox Co.	793	72,480
Jarden Corp.†	25,930	1,538,945
Tupperware Brands Corp.	11,081	927,480
		2,538,905
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	1,145	62,471
Owens-Illinois, Inc.†	2,376	82,305
		144,776
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,638	147,921
Packaging Corp. of America	18,156	1,297,973
Rock-Tenn Co., Class A	10,875	1,148,291
Sonoco Products Co.	3,681	161,706
		2,755,891
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	9,278	135,552
Coty, Inc., Class A	538	9,216
		144,768
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	235	7,449
Royal Caribbean Cruises, Ltd.	5,991	333,100
		340,549
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	6,786	747,817
Fidelity National Information Services, Inc.	42,594	2,331,596
Paychex, Inc.	1,280	53,197
		3,132,610
Decision Support Software — 0.0%
MSCI, Inc.†	2,345	107,518
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,524	166,861
Patterson Cos., Inc.	2,823	111,537
		278,398
Diagnostic Kits — 0.1%
Alere, Inc.†	2,979	111,474
QIAGEN NV†	8,423	205,943
		317,417
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,187	302,804

2

Disposable Medical Products — 0.3%
C.R. Bard, Inc.	6,972	997,066
Distribution/Wholesale — 0.6%
Arrow Electronics, Inc.†	3,594	217,114
Fossil Group, Inc.†	6,151	642,902
Genuine Parts Co.	355	31,169
Ingram Micro, Inc., Class A†	5,598	163,518
WESCO International, Inc.†	11,785	1,017,988
		2,072,691
Diversified Manufacturing Operations — 2.3%
A.O. Smith Corp.	1,494	74,073
Carlisle Cos., Inc.	14,929	1,293,150
Crane Co.	16,831	1,251,553
Dover Corp.	1,574	143,155
Ingersoll-Rand PLC	8,924	557,839
ITT Corp.	26,291	1,264,597
Leggett & Platt, Inc.	2,531	86,763
Parker Hannifin Corp.	5,946	747,591
Pentair PLC	6,501	468,852
SPX Corp.	1,581	171,080
Textron, Inc.	46,335	1,774,167
Trinity Industries, Inc.	1,308	57,186
		7,890,006
Diversified Operations — 0.1%
Leucadia National Corp.	11,115	291,435
E-Commerce/Services — 0.7%
Expedia, Inc.	9,676	762,082
IAC/InterActiveCorp	1,579	109,314
Liberty Interactive Corp., Class A†	44,824	1,316,033
		2,187,429
Electric-Generation — 0.1%
AES Corp.	26,165	406,866
Electric-Integrated — 5.6%
Alliant Energy Corp.	4,002	243,562
Ameren Corp.	8,753	357,823
CMS Energy Corp.	48,854	1,521,802
Consolidated Edison, Inc.	10,566	610,081
DTE Energy Co.	6,386	497,278
Edison International	31,101	1,807,279
Entergy Corp.	6,471	531,204
FirstEnergy Corp.	61,222	2,125,628
Great Plains Energy, Inc.	5,556	149,290
Hawaiian Electric Industries, Inc.	3,661	92,697
Integrys Energy Group, Inc.	2,885	205,210
MDU Resources Group, Inc.	6,913	242,646
Northeast Utilities	11,399	538,831
OGE Energy Corp.	7,184	280,751
Pepco Holdings, Inc.	9,055	248,831
PG&E Corp.	8,550	410,571
Pinnacle West Capital Corp.	3,981	230,261
Portland General Electric Co.	38,400	1,331,328
PPL Corp.	60,489	2,149,174
Public Service Enterprise Group, Inc.	18,250	744,417
SCANA Corp.	19,877	1,069,581
TECO Energy, Inc.	7,857	145,197
Westar Energy, Inc.	4,650	177,584
Wisconsin Energy Corp.	31,993	1,501,112
Xcel Energy, Inc.	47,932	1,544,848
		18,756,986
Electric-Transmission — 0.3%
ITC Holdings Corp.	28,318	1,033,041
Electronic Components-Misc. — 0.5%
AVX Corp.	1,680	22,310
Garmin, Ltd.	4,706	286,595
Gentex Corp.	2,163	62,922
Jabil Circuit, Inc.	7,333	153,260
TE Connectivity, Ltd.	17,900	1,106,936
Vishay Intertechnology, Inc.	4,881	75,607
		1,707,630
Electronic Components-Semiconductors — 1.5%
Altera Corp.	37,978	1,320,115
Broadcom Corp., Class A	19,296	716,267
Cree, Inc.†	1,988	99,301
First Solar, Inc.†	2,643	187,812
Freescale Semiconductor, Ltd.†	296	6,956
NVIDIA Corp.	73,729	1,366,936
ON Semiconductor Corp.†	7,747	70,808
Rovi Corp.†	3,417	81,871
Skyworks Solutions, Inc.	19,267	904,778
SunEdison, Inc.†	6,569	148,459
		4,903,303
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,582	216,693
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	48,151	2,765,794
FLIR Systems, Inc.	1,533	53,241
		2,819,035
Electronic Parts Distribution — 0.1%
Avnet, Inc.	3,979	176,310
Tech Data Corp.†	1,377	86,090
		262,400
Electronic Security Devices — 0.5%
Tyco International, Ltd.	34,641	1,579,630
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,111	375,653
Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	3,580	115,276
Fluor Corp.	2,233	171,718
Jacobs Engineering Group, Inc.†	21,542	1,147,758
KBR, Inc.	23,262	554,798
URS Corp.	2,488	114,075
		2,103,625
Enterprise Software/Service — 0.1%
CA, Inc.	11,540	331,660
Informatica Corp.†	396	14,117
		345,777
Entertainment Software — 0.4%
Activision Blizzard, Inc.	6,076	135,495
Electronic Arts, Inc.†	32,603	1,169,469
		1,304,964
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	449	19,002
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	1,024	24,484
Finance-Consumer Loans — 0.8%
Navient Corp.	84,369	1,494,175
Santander Consumer USA Holdings, Inc.	2,945	57,251
SLM Corp.	141,881	1,179,031
		2,730,457
Finance-Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	11,190	237,900
Greenhill & Co., Inc.	16,696	822,278
Interactive Brokers Group, Inc., Class A	1,946	45,322

3

Raymond James Financial, Inc.	54,310	2,755,146
TD Ameritrade Holding Corp.	1,212	37,996
		3,898,642
Finance-Leasing Companies — 0.3%
Air Lease Corp.	29,241	1,128,118
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc.†	58	2,105
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	2,393	452,038
NASDAQ OMX Group, Inc.	42,567	1,643,937
		2,095,975
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,480	158,760
MBIA, Inc.†	5,108	56,392
		215,152
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,740	398,572
Food-Meat Products — 0.3%
Hillshire Brands Co.	1,532	95,444
Tyson Foods, Inc., Class A	24,540	921,231
		1,016,675
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	2,099	96,155
ConAgra Foods, Inc.	24,160	717,069
Hain Celestial Group, Inc.†	152	13,489
Ingredion, Inc.	13,861	1,040,129
Pinnacle Foods, Inc.	1,963	64,583
		1,931,425
Food-Retail — 0.7%
Kroger Co.	34,855	1,722,882
Safeway, Inc.	8,308	285,297
Whole Foods Market, Inc.	7,492	289,416
		2,297,595
Funeral Services & Related Items — 0.0%
Service Corp. International	1,710	35,431
Gas-Distribution — 1.8%
AGL Resources, Inc.	4,302	236,739
Atmos Energy Corp.	3,614	192,988
CenterPoint Energy, Inc.	15,502	395,921
National Fuel Gas Co.	3,030	237,249
NiSource, Inc.	11,359	446,863
Questar Corp.	6,318	156,686
Sempra Energy	38,262	4,006,414
UGI Corp.	4,151	209,625
Vectren Corp.	2,975	126,438
		6,008,923
Gold Mining — 0.4%
Newmont Mining Corp.	40,280	1,024,723
Royal Gold, Inc.	2,325	176,979
		1,201,702
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	579	37,201
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,062	125,881
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	1,170	55,119
Hyatt Hotels Corp., Class A†	15,091	920,249
Marriott International, Inc., Class A	1,007	64,549
Starwood Hotels & Resorts Worldwide, Inc.	18,014	1,455,891
Wyndham Worldwide Corp.	15,700	1,188,804
		3,684,612
Human Resources — 0.1%
Manpowergroup, Inc.	2,872	243,689
Independent Power Producers — 0.5%
Calpine Corp.†	50,322	1,198,167
NRG Energy, Inc.	12,165	452,538
		1,650,705
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	31,312	1,466,654
Insurance Brokers — 0.7%
Aon PLC	2,483	223,693
Arthur J. Gallagher & Co.	22,042	1,027,157
Brown & Brown, Inc.	4,100	125,911
Marsh & McLennan Cos., Inc.	21,763	1,127,759
		2,504,520
Insurance-Life/Health — 2.5%
Lincoln National Corp.	79,192	4,073,636
Principal Financial Group, Inc.	51,025	2,575,742
Protective Life Corp.	2,844	197,175
StanCorp Financial Group, Inc.	1,578	100,992
Torchmark Corp.	3,168	259,523
Unum Group	31,674	1,100,988
		8,308,056
Insurance-Multi-line — 3.3%
Allstate Corp.	24,900	1,462,128
American Financial Group, Inc.	2,183	130,019
American National Insurance Co.	263	30,035
Assurant, Inc.	2,584	169,381
Cincinnati Financial Corp.	5,899	283,388
CNA Financial Corp.	956	38,642
Genworth Financial, Inc., Class A†	17,902	311,495
Hartford Financial Services Group, Inc.	85,404	3,058,317
Loews Corp.	11,748	517,029
Old Republic International Corp.	9,399	155,459
Voya Financial, Inc.	30,011	1,090,600
XL Group PLC	113,094	3,701,567
		10,948,060
Insurance-Property/Casualty — 0.7%
Alleghany Corp.†	594	260,243
Arch Capital Group, Ltd.†	4,837	277,837
Fidelity National Financial, Inc., Class A	9,991	327,305
Hanover Insurance Group, Inc.	1,589	100,345
HCC Insurance Holdings, Inc.	3,604	176,380
Markel Corp.†	504	330,443
Mercury General Corp.	970	45,629
ProAssurance Corp.	2,142	95,105
Progressive Corp.	21,356	541,588
White Mountains Insurance Group, Ltd.	223	135,682
WR Berkley Corp.	3,620	167,642
		2,458,199
Insurance-Reinsurance — 1.4%
Allied World Assurance Co. Holdings AG(1)	3,555	135,161
Argo Group International Holdings, Ltd.	20,000	1,022,200
Aspen Insurance Holdings, Ltd.	2,360	107,191
Axis Capital Holdings, Ltd.	3,888	172,161
Endurance Specialty Holdings, Ltd.	1,611	83,111
Everest Re Group, Ltd.	11,451	1,837,771
PartnerRe, Ltd.	1,822	198,981

4

Reinsurance Group of America, Inc.	1,799	141,941
RenaissanceRe Holdings, Ltd.	1,463	156,541
Validus Holdings, Ltd.	24,858	950,570
		4,805,628
Internet Application Software — 0.0%
Zynga, Inc., Class A†	26,060	83,653
Internet Incubators — 0.0%
HomeAway, Inc.†	253	8,809
Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	31,937	644,169
Internet Security — 0.2%
FireEye, Inc.†	584	23,681
Symantec Corp.	24,952	571,401
		595,082
Investment Companies — 0.3%
Ares Capital Corp.	61,295	1,094,729
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	4,093	840,702
Ameriprise Financial, Inc.	4,452	534,240
Federated Investors, Inc., Class B	893	27,612
Invesco, Ltd.	106,054	4,003,538
Legg Mason, Inc.	2,277	116,833
		5,522,925
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,834	131,157
Lincoln Electric Holdings, Inc.	1,912	133,611
		264,768
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	3,612	222,427
Terex Corp.	25,007	1,027,788
		1,250,215
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,628	127,896
Machinery-Farming — 0.1%
AGCO Corp.	3,388	190,473
Machinery-General Industrial — 0.8%
Babcock & Wilcox Co.	30,033	974,871
IDEX Corp.	11,605	936,988
Roper Industries, Inc.	4,842	706,980
		2,618,839
Machinery-Pumps — 0.0%
Xylem, Inc.	1,823	71,243
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	4,060	65,163
Medical Instruments — 0.6%
Boston Scientific Corp.†	43,180	551,409
Intuitive Surgical, Inc.†	102	42,004
St Jude Medical, Inc.	19,150	1,326,137
Techne Corp.	686	63,503
		1,983,053
Medical Labs & Testing Services — 0.4%
Covance, Inc.†	197	16,859
Laboratory Corp. of America Holdings†	10,083	1,032,499
Quest Diagnostics, Inc.	5,212	305,893
		1,355,251
Medical Products — 0.8%
CareFusion Corp.†	7,478	331,649
Cooper Cos., Inc.	447	60,582
Hill-Rom Holdings, Inc.	1,926	79,948
Hospira, Inc.†	6,029	309,710
Sirona Dental Systems, Inc.†	799	65,886
Teleflex, Inc.	1,492	157,555
Zimmer Holdings, Inc.	17,221	1,788,573
		2,793,903
Medical-Biomedical/Gene — 0.1%
Alnylam Pharmaceuticals, Inc.†	364	22,994
Bio-Rad Laboratories, Inc., Class A†	749	89,663
Charles River Laboratories International, Inc.†	920	49,238
Cubist Pharmaceuticals, Inc.†	141	9,845
Myriad Genetics, Inc.†	332	12,921
		184,661
Medical-Drugs — 0.7%
Alkermes PLC†	751	37,798
Endo International PLC†	10,374	726,387
Mallinckrodt PLC†	19,695	1,575,994
Quintiles Transnational Holdings, Inc.†	1,079	57,500
		2,397,679
Medical-Generic Drugs — 0.9%
Actavis PLC†	7,387	1,647,670
Mylan, Inc.†	17,470	900,753
Perrigo Co. PLC	3,736	544,560
		3,092,983
Medical-HMO — 1.9%
Cigna Corp.	46,634	4,288,929
Health Net, Inc.†	2,893	120,175
Humana, Inc.	15,367	1,962,673
		6,371,777
Medical-Hospitals — 1.2%
Community Health Systems, Inc.†	28,058	1,272,991
HCA Holdings, Inc.†	10,657	600,842
LifePoint Hospitals, Inc.†	1,605	99,670
Tenet Healthcare Corp.†	16,240	762,306
Universal Health Services, Inc., Class B	12,081	1,156,877
		3,892,686
Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	61,690	4,229,466
Metal Processors & Fabrication — 0.5%
Timken Co.	25,244	1,712,553
Metal-Aluminum — 0.2%
Alcoa, Inc.	42,288	629,668
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,526	83,166
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,825	122,293
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	1,725	74,520
DreamWorks Animation SKG, Inc., Class A†	2,698	62,755
		137,275
Networking Products — 0.2%
Anixter International, Inc.	5,191	519,463
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,305	47,506
Republic Services, Inc.	9,580	363,753
Waste Connections, Inc.	1,757	85,302
		496,561

5

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	3,969	109,624
Xerox Corp.	134,131	1,668,589
		1,778,213
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,243	114,954
Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	1,813	95,146
Diamond Offshore Drilling, Inc.	2,417	119,956
Helmerich & Payne, Inc.	1,126	130,740
Nabors Industries, Ltd.	9,668	283,949
Patterson-UTI Energy, Inc.	2,549	89,062
Rowan Cos. PLC, Class A	4,486	143,238
Seadrill, Ltd.	8,957	357,832
		1,219,923
Oil Companies-Exploration & Production — 4.1%
Chesapeake Energy Corp.	69,275	2,153,067
Cimarex Energy Co.	28,571	4,098,796
Cobalt International Energy, Inc.†	1,165	21,378
Denbury Resources, Inc.	12,686	234,184
Energen Corp.	2,625	233,310
EP Energy Corp.†	1,192	27,476
EQT Corp.	9,200	983,480
Gulfport Energy Corp.†	14,589	916,189
Laredo Petroleum, Inc.†	339	10,502
Newfield Exploration Co.†	36,422	1,609,852
Noble Energy, Inc.	3,735	289,313
Pioneer Natural Resources Co.	3,350	769,863
QEP Resources, Inc.	5,671	195,650
Range Resources Corp.	15,728	1,367,550
Rice Energy, Inc.†	125	3,806
SandRidge Energy, Inc.†	17,833	127,506
Ultra Petroleum Corp.†	3,873	114,989
Unit Corp.†	1,674	115,221
Whiting Petroleum Corp.†	3,849	308,882
WPX Energy, Inc.†	7,292	174,352
		13,755,366
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	6,473	430,325
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	22,414	1,517,652
Oil Refining & Marketing — 0.8%
CVR Energy, Inc.	332	15,999
HollyFrontier Corp.	5,856	255,849
Murphy USA, Inc.†	902	44,099
PBF Energy, Inc.	1,710	45,571
Tesoro Corp.	40,126	2,354,192
		2,715,710
Oil-Field Services — 0.7%
Frank’s International NV	1,076	26,470
MRC Global, Inc.†	2,012	56,919
NOW, Inc.†	3,540	128,183
Oil States International, Inc.†	15,611	1,000,509
Superior Energy Services, Inc.	27,128	980,406
		2,192,487
Paper & Related Products — 0.6%
Domtar Corp.	2,313	99,112
International Paper Co.	35,204	1,776,746
MeadWestvaco Corp.	6,055	267,994
		2,143,852
Pharmacy Services — 0.1%
Omnicare, Inc.	3,572	237,788
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	1,247	72,513
Pipelines — 0.1%
ONEOK, Inc.	3,524	239,914
Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,982	54,228
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,791	220,562
SunPower Corp.†	1,501	61,511
		282,073
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,552	66,862
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	6,487	110,020
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	2,228	139,139
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,591	96,399
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	8,181	256,147
Graham Holdings Co., Class B	161	115,616
News Corp., Class A†	17,941	321,861
		693,624
Publishing-Periodicals — 0.0%
Nielsen NV	2,572	124,511
Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities, Inc.	2,585	200,699
American Campus Communities, Inc.	3,784	144,700
American Capital Agency Corp.	12,726	297,916
American Homes 4 Rent, Class A	5,039	89,493
American Realty Capital Properties, Inc.	32,754	410,408
Annaly Capital Management, Inc.	34,180	390,677
Apartment Investment & Management Co., Class A	2,287	73,802
AvalonBay Communities, Inc.	17,574	2,498,847
BioMed Realty Trust, Inc.	50,368	1,099,533
Boston Properties, Inc.	4,858	574,118
Brandywine Realty Trust	47,395	739,362
Brixmor Property Group, Inc.	24,498	562,229
Camden Property Trust	30,606	2,177,617
CBL & Associates Properties, Inc.	6,010	114,190
Chimera Investment Corp.	37,067	118,244
Columbia Property Trust, Inc.	3,832	99,670
CommonWealth REIT	4,272	112,439
Corporate Office Properties Trust	3,160	87,880
Corrections Corp. of America	4,198	137,904
DDR Corp.	119,724	2,110,734
Digital Realty Trust, Inc.	4,882	284,718
Douglas Emmett, Inc.	5,183	146,264
Duke Realty Corp.	11,886	215,850
Equity Lifestyle Properties, Inc.	830	36,653
Essex Property Trust, Inc.	2,255	416,972
Federal Realty Investment Trust	815	98,550
General Growth Properties, Inc.	20,453	481,873
HCP, Inc.	16,529	683,970
Health Care REIT, Inc.	5,197	325,696
Healthcare Trust of America, Inc., Class A	7,533	90,697
Home Properties, Inc.	2,061	131,822
Hospitality Properties Trust	5,402	164,221

6

Host Hotels & Resorts, Inc.	27,305	600,983
Kilroy Realty Corp.	2,966	184,723
Kimco Realty Corp.	14,808	340,288
Liberty Property Trust	33,778	1,281,200
Macerich Co.	18,075	1,206,506
MFA Financial, Inc.	13,226	108,586
Mid-America Apartment Communities, Inc.	2,706	197,673
National Retail Properties, Inc.	4,444	165,272
NorthStar Realty Finance Corp.	10,410	180,926
Omega Healthcare Investors, Inc.	3,055	112,607
Piedmont Office Realty Trust, Inc., Class A	5,565	105,401
Plum Creek Timber Co., Inc.	3,309	149,236
Post Properties, Inc.	1,960	104,782
Prologis, Inc.	18,025	740,647
Rayonier, Inc.	4,019	142,875
Realty Income Corp.	7,988	354,827
Regency Centers Corp.	3,331	185,470
Retail Properties of America, Inc., Class A	8,534	131,253
RLJ Lodging Trust	17,615	508,897
Senior Housing Properties Trust	7,349	178,507
SL Green Realty Corp.	3,443	376,699
Spirit Realty Capital, Inc.	14,384	163,402
Starwood Property Trust, Inc.	51,275	1,218,807
Tanger Factory Outlet Centers, Inc.	14,669	512,975
Taubman Centers, Inc.	14,614	1,107,887
Two Harbors Investment Corp.	13,205	138,388
UDR, Inc.	9,070	259,674
Ventas, Inc.	5,596	358,704
Vornado Realty Trust	10,630	1,134,540
Washington Prime Group, Inc.†	5,603	105,000
Weingarten Realty Investors	4,407	144,726
Weyerhaeuser Co.	18,887	624,971
		28,244,180
Real Estate Management/Services — 0.9%
Jones Lang LaSalle, Inc.	15,753	1,991,022
Realogy Holdings Corp.†	17,989	678,365
WP Carey, Inc.	3,584	230,809
		2,900,196
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	5,932	117,869
Howard Hughes Corp.†	749	118,215
		236,084
Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	1,908	68,001
Hertz Global Holdings, Inc.†	39,734	1,113,744
		1,181,745
Resort/Theme Parks — 0.2%
SeaWorld Entertainment, Inc.	19,967	565,665
Retail-Apparel/Shoe — 1.4%
Abercrombie & Fitch Co., Class A	2,247	97,183
Ascena Retail Group, Inc.†	4,693	80,250
Chico’s FAS, Inc.	3,096	52,508
DSW, Inc., Class A	2,710	75,717
Foot Locker, Inc.	4,497	228,088
Gap, Inc.	33,394	1,388,189
L Brands, Inc.	5,638	330,725
PVH Corp.	21,188	2,470,521
Urban Outfitters, Inc.†	1,073	36,332
		4,759,513
Retail-Automobile — 0.1%
CarMax, Inc.†	2,473	128,621
Penske Automotive Group, Inc.	855	42,322
		170,943
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,246	243,635
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,919	158,602
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,262	225,195
Retail-Discount — 0.1%
Big Lots, Inc.	1,475	67,407
Dollar General Corp.†	2,672	153,266
Family Dollar Stores, Inc.	197	13,030
		233,703
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,647	83,509
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	910	100,637
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,995	99,505
Sears Holdings Corp.†	212	8,471
		107,976
Retail-Misc./Diversified — 0.0%
CST Brands, Inc.	401	13,835
Sally Beauty Holdings, Inc.†	1,513	37,946
		51,781
Retail-Office Supplies — 0.3%
Staples, Inc.	108,233	1,173,246
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,023	99,592
Retail-Regional Department Stores — 0.5%
Dillard’s, Inc., Class A	297	34,633
Kohl’s Corp.	7,110	374,555
Macy’s, Inc.	21,445	1,244,239
		1,653,427
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	4,772	220,800
Wendy’s Co.	9,918	84,601
		305,401
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	1,595	99,528
Dick’s Sporting Goods, Inc.	2,881	134,139
		233,667
Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	19,235	655,914
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,173	62,099
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc.	12,823	112,073
Hudson City Bancorp, Inc.	19,073	187,487
New York Community Bancorp, Inc.	15,968	255,169
People’s United Financial, Inc.	11,189	169,737
TFS Financial Corp.†	2,722	38,816
		763,282
Schools — 0.1%
Apollo Education Group, Inc.†	3,497	109,281

7

DeVry Education Group, Inc.	2,291	97,001
		206,282
Security Services — 0.1%
ADT Corp.	6,286	219,633
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	25,018	1,352,723
Atmel Corp.†	83,828	785,469
Marvell Technology Group, Ltd.	14,640	209,791
Maxim Integrated Products, Inc.	47,333	1,600,329
NXP Semiconductor NV†	15,273	1,010,767
		4,959,079
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	55,164	1,243,948
KLA-Tencor Corp.	526	38,209
Lam Research Corp.	4,293	290,121
Teradyne, Inc.	6,237	122,245
		1,694,523
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	275	26,012
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	907	137,819
Steel-Producers — 1.0%
Carpenter Technology Corp.	1,798	113,723
Nucor Corp.	11,488	565,784
Reliance Steel & Aluminum Co.	34,452	2,539,457
Steel Dynamics, Inc.	8,058	144,641
United States Steel Corp.	5,220	135,929
		3,499,534
Steel-Specialty — 0.5%
Allegheny Technologies, Inc.	34,664	1,563,346
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	8,343	104,037
Telecom Services — 0.1%
Amdocs, Ltd.	5,771	267,370
Level 3 Communications, Inc.†	416	18,267
		285,637
Telecommunication Equipment — 0.2%
Harris Corp.	3,054	231,340
Juniper Networks, Inc.†	13,382	328,394
Knowles Corp.†	3,067	94,280
		654,014
Telephone-Integrated — 0.1%
Frontier Communications Corp.	36,156	211,151
Telephone & Data Systems, Inc.	3,105	81,072
Windstream Holdings, Inc.	1,391	13,854
		306,077
Television — 0.7%
AMC Networks, Inc., Class A†	12,573	773,114
Liberty Media Corp., Class A†	12,350	1,687,998
		2,461,112
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,215	306,423
Theaters — 0.0%
Regal Entertainment Group, Class A	2,225	46,948
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,807	214,165
Stanley Black & Decker, Inc.	19,474	1,710,207
		1,924,372
Toys — 0.1%
Hasbro, Inc.	655	34,748
Mattel, Inc.	7,808	304,278
		339,026
Transport-Equipment & Leasing — 0.0%
AMERCO	115	33,438
GATX Corp.	1,661	111,187
		144,625
Transport-Marine — 0.4%
Golar LNG, Ltd.	1,581	95,018
Teekay Corp.	888	55,278
Tidewater, Inc.	22,359	1,255,458
		1,405,754
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,013	106,365
Kansas City Southern	8,979	965,332
		1,071,697
Transport-Services — 0.6%
Ryder System, Inc.	21,186	1,866,275
Transport-Truck — 0.4%
Con-way, Inc.	25,218	1,271,239
Veterinary Diagnostics — 0.0%
VCA, Inc.†	3,185	111,762
Water — 0.4%
American Water Works Co., Inc.	21,432	1,059,813
Aqua America, Inc.	6,387	167,467
		1,227,280
Web Portals/ISP — 0.2%
AOL, Inc.†	16,941	674,082
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,277	417,860
X-Ray Equipment — 0.0%
Hologic, Inc.†	5,859	148,526

Total Common Stocks (cost $265,593,542)		325,968,558

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Midcap Value Index Fund (cost $2,985,467)	42,214	3,065,159
Total Long-Term Investment Securities (cost $268,579,009)		329,033,717

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
SSgA U.S. Government Money Market Fund (cost $3,595,685)	3,595,685	3,595,685

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $4,478,000 and collateralized by $4,880,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $4,569,256.	$4,478,000	4,478,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,793,000	1,793,000

8

Total Repurchase Agreements (cost $6,271,000)		6,271,000
TOTAL INVESTMENTS (cost $278,445,694)(3)	100.8%	338,900,402
Liabilities in excess of other assets	(0.8)	(2,582,043)
NET ASSETS	100.0%	$336,318,359

†				Non-income producing security
(1)				Security represents an investment in an affiliated company; see Note 3.
(2)				See Note 2 for details of Joint Repurchase Agreements.
(3)				See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
11	Long	S&P 500 E-Mini Index	September 2014	$1,565,683	$1,572,230	$6,547

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$18,756,986	$—	$—	$18,756,986
Real Estate Investment Trusts	28,244,180	—	—	28,244,180
Other Industries*	278,967,392	—	—	278,967,392
Exchange-Traded Funds	3,065,159	—	—	3,065,159
Short-Term Investment Securities:
Registered Investment Companies	3,595,685	—	—	3,595,685
Repurchase Agreements	—	6,271,000	—	6,271,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	6,547	—	—	6,547
Total	$332,635,949	$6,271,000	$—	$338,906,949

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 96.6%
Advertising Services — 0.2%
Millennial Media, Inc.†	18,400	$91,816
Sizmek, Inc.†	28,427	270,909
		362,725
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	2,161	68,720
Cubic Corp.	2,286	101,750
National Presto Industries, Inc.	537	39,115
Teledyne Technologies, Inc.†	4,105	398,883
		608,468
Aerospace/Defense-Equipment — 1.0%
AAR Corp.	32,228	888,203
Curtiss-Wright Corp.	5,271	345,567
GenCorp, Inc.†	6,377	121,801
Kaman Corp.	2,996	128,019
Moog, Inc., Class A†	4,866	354,683
Orbital Sciences Corp.†	6,625	195,769
Triumph Group, Inc.	5,650	394,483
		2,428,525
Agricultural Operations — 0.1%
Andersons, Inc.	2,900	149,582
Airlines — 0.4%
Alaska Air Group, Inc.	6,000	570,300
Allegiant Travel Co.	1,547	182,190
SkyWest, Inc.	5,589	68,298
		820,788
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,828	130,139
Darling Ingredients, Inc.†	18,002	376,242
		506,381
Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	1,953	159,482
Oxford Industries, Inc.	1,584	105,605
Quiksilver, Inc.†	14,208	50,865
		315,952
Appliances — 0.1%
iRobot Corp.†	3,225	132,064
Applications Software — 0.3%
Actuate Corp.†	9,500	45,315
Dealertrack Technologies, Inc.†	4,806	217,904
Ebix, Inc.	3,527	50,471
Epiq Systems, Inc.	3,396	47,714
Five9, Inc.†	3,700	26,640
MobileIron, Inc.†	6,000	57,120
Paycom Software, Inc.†	5,300	77,327
Progress Software Corp.†	5,619	135,081
Tangoe, Inc.†	3,766	56,716
		714,288
Auction House/Art Dealers — 0.1%
Sotheby’s	4,920	206,591
Audio/Video Products — 0.4%
Daktronics, Inc.	4,198	50,040
DTS, Inc.†	1,856	34,169
TiVo, Inc.†	56,500	729,415
Universal Electronics, Inc.†	1,741	85,100
VOXX International Corp.†	2,165	20,373
		919,097
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,274	174,144
Auto/Truck Parts & Equipment-Original — 1.1%
Dana Holding Corp.	74,570	1,820,999
Spartan Motors, Inc.	3,770	17,116
Superior Industries International, Inc.	20,283	418,235
Titan International, Inc.	5,862	98,599
Tower International, Inc.†	8,400	309,456
		2,664,405
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.†	3,314	163,446
Douglas Dynamics, Inc.	14,300	251,966
Standard Motor Products, Inc.	2,250	100,508
		515,920
Banks-Commercial — 10.5%
1st Source Corp.	3,000	91,860
BancFirst Corp.	6,000	371,400
BancorpSouth, Inc.	12,900	316,953
Bank of the Ozarks, Inc.	7,058	236,090
BankUnited, Inc.	32,980	1,104,170
Banner Corp.	5,141	203,738
BBCN Bancorp, Inc.	13,195	210,460
Capital Bank Financial Corp., Class A†	13,400	316,374
Cardinal Financial Corp.	3,496	64,536
Cathay General Bancorp	4,900	125,244
Central Pacific Financial Corp.	16,200	321,570
Chemical Financial Corp.	2,000	56,160
Citizens & Northern Corp.	1,100	21,439
City Holding Co.	4,917	221,855
CoBiz Financial, Inc.	3,900	42,003
Columbia Banking System, Inc.	5,754	151,388
Community Bank System, Inc.	4,450	161,090
CVB Financial Corp.	32,110	514,723
East West Bancorp, Inc.	655	22,918
First BanCorp†	10,984	59,753
First Commonwealth Financial Corp.	44,986	414,771
First Financial Bancorp	9,312	160,260
First Financial Bankshares, Inc.	6,655	208,767
First Interstate BancSystem, Inc.	3,000	81,540
First Midwest Bancorp, Inc.	8,233	140,208
First Republic Bank	20,020	1,100,900
FirstMerit Corp.	89,410	1,765,848
FNB Corp.	26,199	335,871
Glacier Bancorp, Inc.	8,146	231,184
Guaranty Bancorp	2,100	29,190
Hanmi Financial Corp.	3,477	73,295
Home BancShares, Inc.	5,201	170,697
Iberiabank Corp.	37,530	2,596,701
Independent Bank Corp.	2,614	100,325
Independent Bank Corp.	1,300	16,731
MainSource Financial Group, Inc.	2,700	46,575
MB Financial, Inc.	6,031	163,139
National Penn Bancshares, Inc.	16,078	170,105
NBT Bancorp, Inc.	4,779	114,792
OFG Bancorp	13,900	255,899
Old National Bancorp	11,562	165,105
OmniAmerican Bancorp, Inc.	1,900	47,500

1

PacWest Bancorp	3,600	155,412
Pinnacle Financial Partners, Inc.	3,657	144,378
PrivateBancorp, Inc.	7,317	212,632
S&T Bancorp, Inc.	3,251	80,787
Sierra Bancorp	1,200	18,960
Signature Bank†	13,980	1,763,996
Simmons First National Corp., Class A	5,484	216,015
Southwest Bancorp, Inc.	8,600	146,716
Suffolk Bancorp†	7,202	160,677
Susquehanna Bancshares, Inc.	28,123	296,979
SVB Financial Group†	20,000	2,332,400
Taylor Capital Group, Inc.†	1,671	35,726
TCF Financial Corp.	13,000	212,810
Texas Capital Bancshares, Inc.†	4,711	254,158
Tompkins Financial Corp.	16,764	807,690
TrustCo Bank Corp.	10,355	69,171
UMB Financial Corp.	6,025	381,925
Union Bankshares Corp.	20,063	514,616
United Bankshares, Inc.	6,876	222,301
United Community Banks, Inc.	4,273	69,949
ViewPoint Financial Group, Inc.	3,923	105,568
Webster Financial Corp.	1,100	34,694
West Bancorporation, Inc.	5,800	88,334
Westamerica Bancorporation	1,700	88,876
Wilshire Bancorp, Inc.	19,648	201,785
Wintrust Financial Corp.	59,841	2,752,686
		24,372,368
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	8,751	117,613
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	5,132	353,030
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	970	216,814
Building & Construction Products-Misc. — 0.4%
Drew Industries, Inc.	2,429	121,474
Gibraltar Industries, Inc.†	32,857	509,612
Nortek, Inc.†	1,500	134,640
Quanex Building Products Corp.	4,104	73,339
Simpson Manufacturing Co., Inc.	4,497	163,511
Trex Co., Inc.†	1,300	37,466
		1,040,042
Building & Construction-Misc. — 0.1%
Aegion Corp.†	4,154	96,664
Dycom Industries, Inc.†	3,713	116,254
		212,918
Building Products-Air & Heating — 0.1%
AAON, Inc.	3,044	102,035
Comfort Systems USA, Inc.	4,121	65,112
		167,147
Building Products-Cement — 0.1%
Headwaters, Inc.†	8,034	111,592
Texas Industries, Inc.†	2,348	216,862
		328,454
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,184	110,994
Griffon Corp.	4,770	59,148
PGT, Inc.†	3,462	29,323
		199,465
Building Products-Wood — 0.3%
Boise Cascade Co.†	23,948	685,871
Universal Forest Products, Inc.	2,193	105,856
		791,727
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,799	41,143
Tutor Perini Corp.†	9,540	302,800
		343,943
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	5,697	153,705
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,979	75,011
Building-Residential/Commercial — 0.7%
Century Communities, Inc.†	2,000	44,300
M/I Homes, Inc.†	2,676	64,946
Meritage Homes Corp.†	4,022	169,769
Ryland Group, Inc.	25,282	997,122
Standard Pacific Corp.†	16,481	141,737
WCI Communities, Inc.†	14,650	282,891
		1,700,765
Casino Hotels — 0.1%
Boyd Gaming Corp.†	8,298	100,655
Monarch Casino & Resort, Inc.†	1,076	16,290
		116,945
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	3,239	96,004
Scientific Games Corp., Class A†	5,254	58,424
		154,428
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	1,683	20,970
Chemicals-Diversified — 0.1%
Aceto Corp.	2,954	53,586
Innophos Holdings, Inc.	2,400	138,168
		191,754
Chemicals-Other — 0.0%
American Vanguard Corp.	2,736	36,170
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,195	123,646
PolyOne Corp.	6,050	254,947
		378,593
Chemicals-Specialty — 1.1%
Balchem Corp.	3,327	178,194
H.B. Fuller Co.	5,480	263,588
Hawkins, Inc.	1,033	38,366
Kraton Performance Polymers, Inc.†	26,415	591,432
Minerals Technologies, Inc.	15,200	996,816
OM Group, Inc.	9,912	321,446
Quaker Chemical Corp.	1,447	111,115
Stepan Co.	2,080	109,949

2

Zep, Inc.	2,515	44,415
		2,655,321
Circuit Boards — 0.7%
Park Electrochemical Corp.	59,039	1,665,490
TTM Technologies, Inc.†	6,017	49,340
		1,714,830
Coal — 0.5%
Arch Coal, Inc.	23,220	84,753
Cloud Peak Energy, Inc.†	46,765	861,411
SunCoke Energy, Inc.†	7,632	164,088
Westmoreland Coal Co.†	800	29,024
		1,139,276
Commercial Services — 0.3%
Collectors Universe, Inc.	500	9,795
ExlService Holdings, Inc.†	3,360	98,952
Healthcare Services Group, Inc.	7,686	226,276
Medifast, Inc.†	1,322	40,202
Providence Service Corp.†	2,300	84,157
ServiceMaster Global Holdings Inc†	3,900	71,097
Steiner Leisure, Ltd.†	2,550	110,390
TeleTech Holdings, Inc.†	2,055	59,574
		700,443
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	4,865	165,799
EVERTEC, Inc.	1,900	46,056
Green Dot Corp., Class A†	3,386	64,267
Heartland Payment Systems, Inc.	7,620	314,020
MoneyGram International, Inc.†	6,600	97,218
Vantiv, Inc., Class A†	3,200	107,584
Xoom Corp.†	1,100	28,996
		823,940
Communications Software — 0.4%
Digi International, Inc.†	89,535	843,420
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	13,100	607,840
Computer Data Security — 0.1%
Qualys, Inc.†	6,800	174,556
Varonis Systems, Inc.†	3,800	110,238
		284,794
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	4,323	121,779
Computer Services — 1.2%
CACI International, Inc., Class A†	2,570	180,440
Ciber, Inc.†	7,558	37,336
Engility Holdings, Inc.†	9,420	360,409
iGATE Corp.†	3,216	117,030
Insight Enterprises, Inc.†	6,378	196,060
j2 Global, Inc.	4,889	248,655
LivePerson, Inc.†	5,395	54,759
Manhattan Associates, Inc.†	37,990	1,307,996
Sykes Enterprises, Inc.†	4,276	92,917
Unisys Corp.†	8,600	212,764
Virtusa Corp.†	2,846	101,887
		2,910,253
Computer Software — 0.2%
Avid Technology, Inc.†	26,600	196,840
Blackbaud, Inc.	5,049	180,451
		377,291
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,548	21,796
Mercury Systems, Inc.†	3,637	41,244
MTS Systems Corp.	1,656	112,211
NetScout Systems, Inc.†	4,042	179,222
Super Micro Computer, Inc.†	3,735	94,383
VeriFone Systems, Inc.†	3,100	113,925
		562,781
Computers-Periphery Equipment — 0.3%
Electronics for Imaging, Inc.†	5,096	230,339
Synaptics, Inc.†	3,940	357,122
		587,461
Consulting Services — 0.3%
Forrester Research, Inc.	1,317	49,888
FTI Consulting, Inc.†	5,800	219,356
MAXIMUS, Inc.	7,405	318,563
Navigant Consulting, Inc.†	5,376	93,811
		681,618
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co., Class A†	4,690	43,148
CSS Industries, Inc.	3,900	102,843
Helen of Troy, Ltd.†	2,940	178,252
WD-40 Co.	1,540	115,839
		440,082
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	37,400	437,580
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,661	78,633
Data Processing/Management — 0.2%
CSG Systems International, Inc.	4,529	118,252
Fair Isaac Corp.	4,800	306,048
Pegasystems, Inc.	6,800	143,616
		567,916
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	14,500	220,400
Interactive Intelligence Group, Inc.†	1,776	99,687
		320,087
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	7,957	70,897
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	4,546	93,829
Direct Marketing — 0.1%
Harte-Hanks, Inc.	22,007	158,230
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,481	90,060

3

Merit Medical Systems, Inc.†	4,466	67,436
		157,496
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,407	199,780
Owens & Minor, Inc.	8,600	292,228
Pool Corp.	4,914	277,936
ScanSource, Inc.†	9,519	362,483
United Stationers, Inc.	22,808	945,848
		2,078,275
Diversified Manufacturing Operations — 1.8%
Actuant Corp., Class A	7,768	268,540
AZZ, Inc.	2,798	128,932
Barnes Group, Inc.	5,158	198,789
Blount International, Inc.†	2,900	40,919
EnPro Industries, Inc.†	2,485	181,802
Fabrinet†	3,226	66,456
Federal Signal Corp.	6,878	100,763
Harsco Corp.	48,370	1,288,093
Koppers Holdings, Inc.	24,887	951,928
Leggett & Platt, Inc.	5,100	174,828
LSB Industries, Inc.†	2,095	87,299
Lydall, Inc.†	1,861	50,935
Park-Ohio Holdings Corp.	1,400	81,354
Standex International Corp.	5,897	439,208
Tredegar Corp.	3,156	73,882
		4,133,728
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	5,880	325,987
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,918	179,755
Viad Corp.	2,236	53,306
		233,061
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	13,300	160,531
Revance Therapeutics, Inc.†	2,800	95,200
		255,731
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,325	37,100
Chegg, Inc.†	1,800	12,672
FTD Cos., Inc.†	2,071	65,837
Stamps.com, Inc.†	1,611	54,275
		169,884
E-Commerce/Services — 0.1%
Coupons.com, Inc.†	1,700	44,727
GrubHub, Inc.†	800	28,328
OpenTable, Inc.†	2,572	266,459
		339,514
E-Marketing/Info — 0.1%
comScore, Inc.†	3,526	125,103
Liquidity Services, Inc.†	2,842	44,790
QuinStreet, Inc.†	3,163	17,428
Rubicon Project, Inc.†	1,900	24,396
		211,717
E-Services/Consulting — 0.0%
OPOWER, Inc.†	300	5,655
Perficient, Inc.†	3,780	73,597
		79,252
Educational Software — 0.1%
2U, Inc.†	8,400	141,204
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,462	228,843
Electric-Integrated — 2.1%
ALLETE, Inc.	4,216	216,492
Avista Corp.	6,581	220,595
Cleco Corp.	11,240	662,598
El Paso Electric Co.	10,426	419,230
MGE Energy, Inc.	5,100	201,501
NorthWestern Corp.	16,481	860,143
PNM Resources, Inc.	4,900	143,717
Portland General Electric Co.	28,800	998,496
UIL Holdings Corp.	6,184	239,383
UNS Energy Corp.	13,662	825,321
		4,787,476
Electronic Components-Misc. — 1.7%
AVX Corp.	88,330	1,173,022
Bel Fuse, Inc., Class B	9,865	253,235
Benchmark Electronics, Inc.†	28,497	726,104
CTS Corp.	3,697	69,134
InvenSense, Inc.†	9,300	211,017
Methode Electronics, Inc.	3,940	150,547
OSI Systems, Inc.†	2,050	136,837
Plexus Corp.†	3,710	160,606
Rogers Corp.†	1,982	131,506
Sanmina Corp.†	9,004	205,111
Stoneridge, Inc.†	49,600	531,712
Vishay Intertechnology, Inc.	6,100	94,489
		3,843,320
Electronic Components-Semiconductors — 1.2%
CEVA, Inc.†	2,296	33,912
Diodes, Inc.†	3,993	115,637
DSP Group, Inc.†	7,723	65,568
Entropic Communications, Inc.†	9,720	32,368
First Solar, Inc.†	4,200	298,452
GT Advanced Technologies, Inc.†	14,919	277,493
Kopin Corp.†	6,638	21,640
Microsemi Corp.†	10,388	277,983
Monolithic Power Systems, Inc.	3,843	162,751
ON Semiconductor Corp.†	126,950	1,160,323
PLX Technology, Inc.†	30,400	196,688
PMC-Sierra, Inc.†	19,600	149,156
QLogic Corp.†	9,538	96,238
Rubicon Technology, Inc.†	2,546	22,278
		2,910,487
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,354	105,937
Badger Meter, Inc.	1,579	83,134
ESCO Technologies, Inc.	2,904	100,595

4

FARO Technologies, Inc.†	1,885	92,591
Measurement Specialties, Inc.†	1,656	142,532
		524,789
Electronic Security Devices — 0.3%
American Science & Engineering, Inc.	863	60,056
Taser International, Inc.†	53,292	708,784
		768,840
Energy-Alternate Sources — 0.4%
FutureFuel Corp.	2,466	40,911
Green Plains, Inc.	7,037	231,306
Renewable Energy Group, Inc.†	3,700	42,439
REX American Resources Corp.†	7,000	513,170
		827,826
Engineering/R&D Services — 1.1%
Argan, Inc.	5,300	197,637
EMCOR Group, Inc.	40,613	1,808,497
Exponent, Inc.	1,433	106,199
VSE Corp.	6,000	421,920
		2,534,253
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	24,411	499,449
Enterprise Software/Service — 0.8%
Digital River, Inc.†	3,036	46,846
ManTech International Corp., Class A	18,806	555,153
MedAssets, Inc.†	14,500	331,180
MicroStrategy, Inc., Class A†	989	139,073
Omnicell, Inc.†	4,004	114,955
Rally Software Development Corp.†	13,900	151,371
SYNNEX Corp.†	2,994	218,113
Tyler Technologies, Inc.†	3,177	289,774
Veeva Systems, Inc., Class A†	2,500	63,625
		1,910,090
Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	20,584	457,788
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,105	195,387
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	11,700	558,441
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	500	61,550
Finance-Consumer Loans — 0.8%
Encore Capital Group, Inc.†	2,587	117,501
Nelnet, Inc., Class A	5,600	232,008
Ocwen Financial Corp.†	11,300	419,230
Portfolio Recovery Associates, Inc.†	10,076	599,824
World Acceptance Corp.†	6,259	475,434
		1,843,997
Finance-Investment Banker/Broker — 1.4%
Evercore Partners, Inc., Class A	3,812	219,724
FBR & Co.†	3,600	97,668
FXCM, Inc., Class A	4,162	62,263
Greenhill & Co., Inc.	9,415	463,689
Interactive Brokers Group, Inc., Class A	5,262	122,552
Investment Technology Group, Inc.†	32,738	552,617
Moelis & Co.†	1,100	36,971
Piper Jaffray Cos.†	1,779	92,099
Raymond James Financial, Inc.	25,280	1,282,454
Stifel Financial Corp.†	6,659	315,304
SWS Group, Inc.†	3,183	23,172
		3,268,513
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	6,300	114,597
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,000	81,990
Finance-Other Services — 0.3%
Higher One Holdings, Inc.†	3,589	13,674
MarketAxess Holdings, Inc.	4,126	223,052
Outerwall, Inc.†	6,430	381,621
WageWorks, Inc.†	3,302	159,189
		777,536
Financial Guarantee Insurance — 0.1%
NMI Holdings, Inc., Class A†	12,800	134,400
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	2,122	125,219
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,276	69,645
TreeHouse Foods, Inc.†	4,023	322,122
		391,767
Food-Misc./Diversified — 0.6%
Annie’s, Inc.†	1,864	63,040
B&G Foods, Inc.	10,268	335,661
Cal-Maine Foods, Inc.	1,640	121,885
Chiquita Brands International, Inc.†	21,100	228,935
Diamond Foods, Inc.†	2,403	67,765
J&J Snack Foods Corp.	1,596	150,215
Pinnacle Foods, Inc.	7,100	233,590
Senomyx, Inc.†	2,100	18,165
Snyder’s-Lance, Inc.	5,367	142,011
		1,361,267
Food-Retail — 0.5%
Nutrisystem, Inc.	3,139	53,708
Weis Markets, Inc.	25,510	1,166,573
		1,220,281
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,517	51,320
SpartanNash Co.	4,126	86,687
		138,007
Footwear & Related Apparel — 0.8%
Crocs, Inc.†	9,575	143,912
Iconix Brand Group, Inc.†	26,226	1,126,144
Skechers U.S.A., Inc., Class A†	4,314	197,150
Steven Madden, Ltd.†	6,303	216,193
Wolverine World Wide, Inc.	11,094	289,110
		1,972,509

5

Forestry — 0.0%
Deltic Timber Corp.	1,223	73,894
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	2,991	124,336
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	6,518	164,123
Garden Products — 0.2%
Toro Co.	6,089	387,260
Gas-Distribution — 1.2%
AGL Resources, Inc.	2,900	159,587
Laclede Group, Inc.	11,651	565,656
New Jersey Resources Corp.	8,294	474,085
Northwest Natural Gas Co.	5,223	246,264
Piedmont Natural Gas Co., Inc.	12,149	454,494
South Jersey Industries, Inc.	3,607	217,899
Southwest Gas Corp.	8,187	432,192
WGL Holdings, Inc.	3,660	157,746
		2,707,923
Golf — 0.0%
Callaway Golf Co.	8,480	70,554
Health Care Cost Containment — 0.0%
CorVel Corp.†	1,236	55,842
Home Furnishings — 0.2%
American Woodmark Corp.†	1,326	42,260
Ethan Allen Interiors, Inc.	2,848	70,460
La-Z-Boy, Inc.	5,725	132,648
Select Comfort Corp.†	5,937	122,658
		368,026
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	4,300	82,302
Marcus Corp.	1,982	36,171
		118,473
Housewares — 0.1%
Lifetime Brands, Inc.	6,600	103,752
NACCO Industries, Inc., Class A	400	20,240
		123,992
Human Resources — 1.4%
AMN Healthcare Services, Inc.†	5,086	62,558
Barrett Business Services, Inc.	8,500	399,500
CDI Corp.	1,581	22,782
Cross Country Healthcare, Inc.†	108,101	704,819
Heidrick & Struggles International, Inc.	1,772	32,782
Insperity, Inc.	2,486	82,038
Kelly Services, Inc., Class A	2,988	51,304
Korn/Ferry International†	18,450	541,877
Monster Worldwide, Inc.†	9,956	65,112
On Assignment, Inc.†	5,111	181,798
Paylocity Holding Corp.†	2,200	47,586
Resources Connection, Inc.	4,239	55,573
TriNet Group, Inc.†	1,600	38,512
TrueBlue, Inc.†	33,853	933,327
		3,219,568
Identification Systems — 0.1%
Brady Corp., Class A	5,039	150,515
Checkpoint Systems, Inc.†	7,059	98,755
Imprivata Inc†	3,300	54,054
		303,324
Independent Power Producers — 0.0%
Dynegy, Inc.†	1,600	55,680
Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	2,000	81,100
Industrial Automated/Robotic — 0.2%
Cognex Corp.†	9,024	346,522
Hurco Cos., Inc.	3,100	87,420
		433,942
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,516	217,043
Insurance Brokers — 0.0%
eHealth, Inc.†	2,081	79,016
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	14,300	351,780
CNO Financial Group, Inc.	22,600	402,280
Primerica, Inc.	3,000	143,550
		897,610
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,455	139,308
United Fire Group, Inc.	2,362	69,254
		208,562
Insurance-Property/Casualty — 1.1%
AMERISAFE, Inc.	2,043	83,089
Employers Holdings, Inc.	3,432	72,690
Federated National Holding Co.	600	15,300
Global Indemnity PLC†	1,200	31,188
HCI Group, Inc.	1,091	44,295
Infinity Property & Casualty Corp.	1,259	84,643
Meadowbrook Insurance Group, Inc.	5,096	36,640
Navigators Group, Inc.†	3,970	266,188
ProAssurance Corp.	30,534	1,355,710
RLI Corp.	3,762	172,224
Safety Insurance Group, Inc.	1,404	72,137
Selective Insurance Group, Inc.	6,149	152,003
Stewart Information Services Corp.	2,991	92,751
Universal Insurance Holdings, Inc.	3,178	41,219
		2,520,077
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,400	63,588
Axis Capital Holdings, Ltd.	33,110	1,466,111
Platinum Underwriters Holdings, Ltd.	5,800	376,130
		1,905,829
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	12,500	98,625
Intralinks Holdings, Inc.†	22,100	196,469
Zendesk Inc†	1,500	26,070
		321,164
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,040	30,745

6

HealthStream, Inc.†	2,261	54,942
WebMD Health Corp.†	1,100	53,130
XO Group, Inc.†	2,709	33,104
		171,921
Internet Infrastructure Software — 0.1%
TeleCommunication Systems, Inc., Class A†	21,300	70,077
TIBCO Software, Inc.†	3,900	78,663
		148,740
Internet Security — 0.0%
VASCO Data Security International, Inc.†	3,211	37,248
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	7,625	115,290
RingCentral, Inc., Class A†	12,000	181,560
		296,850
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,290	1,908,166
Artisan Partners Asset Management, Inc., Class A	1,100	62,348
Calamos Asset Management, Inc., Class A	2,089	27,971
Federated Investors, Inc., Class B	1,800	55,656
Financial Engines, Inc.	5,628	254,836
Virtus Investment Partners, Inc.†	772	163,471
Waddell & Reed Financial, Inc., Class A	18,110	1,133,505
		3,605,953
Lasers-System/Components — 0.4%
Coherent, Inc.†	8,327	550,997
Electro Scientific Industries, Inc.	2,781	18,939
II-VI, Inc.†	5,894	85,227
Newport Corp.†	12,960	239,760
Rofin-Sinar Technologies, Inc.†	3,066	73,707
		968,630
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,800	525,350
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,782	248,999
UniFirst Corp.	1,669	176,914
		425,913
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,055	90,173
Hyster-Yale Materials Handling, Inc.	1,300	115,102
		205,275
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,279	172,572
Machinery-Farming — 0.1%
Lindsay Corp.	1,406	118,765
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,096	117,524
Altra Industrial Motion Corp.	5,370	195,414
Applied Industrial Technologies, Inc.	9,069	460,071
DXP Enterprises, Inc.†	1,161	87,702
Intevac, Inc.†	2,616	20,954
Kadant, Inc.	7,400	284,530
Middleby Corp.†	100	8,272
Tennant Co.	2,015	153,785
		1,328,252
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,148	73,013
Medidata Solutions, Inc.†	5,562	238,109
Quality Systems, Inc.	4,809	77,184
		388,306
Medical Instruments — 0.8%
Abaxis, Inc.	2,309	102,312
CONMED Corp.	14,177	625,915
CryoLife, Inc.	2,765	24,747
Integra LifeSciences Holdings Corp.†	2,600	122,356
Natus Medical, Inc.†	3,164	79,543
NuVasive, Inc.†	11,297	401,834
SurModics, Inc.†	26,187	560,925
Symmetry Medical, Inc.†	4,101	36,335
		1,953,967
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,698	81,534
Medical Laser Systems — 0.2%
Cynosure, Inc., Class A†	2,124	45,135
PhotoMedex, Inc.†	36,100	442,225
		487,360
Medical Products — 0.7%
ABIOMED, Inc.†	3,887	97,719
Cantel Medical Corp.	3,666	134,249
Cyberonics, Inc.†	2,642	165,019
Greatbatch, Inc.†	2,721	133,492
Haemonetics Corp.†	5,694	200,884
Hanger, Inc.†	3,852	121,146
Invacare Corp.	3,165	58,141
K2M Group Holdings, Inc.†	2,500	37,200
Luminex Corp.†	4,140	71,001
TriVascular Technologies, Inc.†	3,400	52,938
West Pharmaceutical Services, Inc.	7,730	326,052
Wright Medical Group, Inc.†	6,400	200,960
		1,598,801
Medical-Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†	4,555	153,549
Alnylam Pharmaceuticals, Inc.†	8,900	562,213
Applied Genetic Technologies Corp.†	1,400	32,340
Ardelyx, Inc.†	3,400	54,298
Cambrex Corp.†	3,350	69,345
Dicerna Pharmaceuticals, Inc.†	2,700	60,939
Eleven Biotherapeutics, Inc.†	3,400	44,812
Emergent Biosolutions, Inc.†	3,233	72,613
Foundation Medicine, Inc.†	1,200	32,352
Karyopharm Therapeutics, Inc.†	800	37,240
Ligand Pharmaceuticals, Inc.†	2,267	141,211
MacroGenics, Inc.†	6,400	139,072
Medicines Co.†	7,111	206,646
Merrimack Pharmaceuticals, Inc.†	14,600	106,434

7

Momenta Pharmaceuticals, Inc.†	5,077	61,330
NPS Pharmaceuticals, Inc.†	13,900	459,395
Puma Biotechnology, Inc.†	4,400	290,400
Repligen Corp.†	3,316	75,572
Spectrum Pharmaceuticals, Inc.†	6,026	48,991
Synageva BioPharma Corp.†	3,100	324,880
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	1,700	76,313
Versartis, Inc.†	5,000	140,200
		3,190,145
Medical-Drugs — 1.0%
ACADIA Pharmaceuticals, Inc.†	15,200	343,368
Achaogen, Inc.†	800	11,168
Adamas Pharmaceuticals, Inc.†	800	14,624
Akorn, Inc.†	7,843	260,780
Auspex Pharmaceuticals, Inc.†	300	6,681
ChemoCentryx, Inc.†	10,100	59,085
Chimerix, Inc.†	6,100	133,834
Lannett Co., Inc.†	3,074	152,532
Pacira Pharmaceuticals, Inc.†	4,700	431,742
Pain Therapeutics, Inc.†	300	1,725
PharMerica Corp.†	13,881	396,858
Prestige Brands Holdings, Inc.†	13,668	463,208
ZS Pharma Inc†	900	25,875
		2,301,480
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	8,800	88,088
Impax Laboratories, Inc.†	7,127	213,739
		301,827
Medical-HMO — 0.6%
Centene Corp.†	12,009	908,000
Magellan Health, Inc.†	3,815	237,446
Molina Healthcare, Inc.†	3,138	140,049
		1,285,495
Medical-Hospitals — 0.7%
Adeptus Health, Inc., Class A†	3,200	81,184
Community Health Systems, Inc.†	3,240	146,999
LifePoint Hospitals, Inc.†	23,620	1,466,802
		1,694,985
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,163	67,226
Kindred Healthcare, Inc.	5,993	138,438
		205,664
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	3,854	199,059
Almost Family, Inc.†	920	20,314
Amedisys, Inc.†	11,989	200,696
Amsurg Corp.†	3,558	162,138
Gentiva Health Services, Inc.†	3,184	47,951
LHC Group, Inc.†	6,042	129,117
		759,275
Metal Processors & Fabrication — 1.4%
Ampco-Pittsburgh Corp.	900	20,646
CIRCOR International, Inc.	1,932	149,015
Haynes International, Inc.	11,683	661,141
Mueller Industries, Inc.	7,901	232,369
RBC Bearings, Inc.	17,104	1,095,511
RTI International Metals, Inc.†	16,898	449,318
Worthington Industries, Inc.	13,500	581,040
		3,189,040
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	1,875	20,700
Olympic Steel, Inc.	997	24,676
		45,376
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,633	88,325
Kaiser Aluminum Corp.	1,972	143,700
		232,025
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.	6,870	224,100
John Bean Technologies Corp.	2,996	92,846
Movado Group, Inc.	22,475	936,533
		1,253,479
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,400	22,542
Multimedia — 0.1%
EW Scripps Co., Class A†	3,314	70,124
Markit Ltd†	6,600	178,068
		248,192
Networking Products — 0.4%
Anixter International, Inc.	2,930	293,205
Arista Networks, Inc.†	1,200	74,868
Black Box Corp.	8,042	188,504
Ixia†	6,164	70,455
LogMeIn, Inc.†	2,497	116,410
NETGEAR, Inc.†	3,993	138,837
Procera Networks, Inc.†	2,260	22,803
		905,082
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	6,943	144,276
Horsehead Holding Corp.†	44,400	810,744
Materion Corp.	2,253	83,338
		1,038,358
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	11,950	361,368
Interface, Inc.	6,398	120,538
Steelcase, Inc., Class A	2,600	39,338
		521,244
Office Supplies & Forms — 0.5%
ACCO Brands Corp.†	171,114	1,096,841
Oil & Gas Drilling — 0.0%
Parsley Energy, Inc., Class A†	900	21,663
Oil Companies-Exploration & Production — 2.0%
Abraxas Petroleum Corp.†	123,200	771,232
Approach Resources, Inc.†	3,876	88,102
Bill Barrett Corp.†	16,580	444,012
Carrizo Oil & Gas, Inc.†	13,448	931,409

8

Clayton Williams Energy, Inc.†	3,500	480,795
Comstock Resources, Inc.	9,566	275,883
Contango Oil & Gas Co.†	2,895	122,488
Energy XXI Bermuda, Ltd.	5,594	132,186
Equal Energy, Ltd.	9,100	49,322
Forest Oil Corp.†	13,023	29,692
Isramco, Inc.†	100	12,712
Jones Energy, Inc., Class A†	13,880	284,540
Memorial Resource Development Corp.†	1,800	43,848
Northern Oil and Gas, Inc.†	6,143	100,070
PDC Energy, Inc.†	3,915	247,232
Penn Virginia Corp.†	5,812	98,513
PetroQuest Energy, Inc.†	6,352	47,767
Stone Energy Corp.†	10,661	498,828
Swift Energy Co.†	4,792	62,200
VAALCO Energy, Inc.†	5,300	38,319
		4,759,150
Oil Field Machinery & Equipment — 0.5%
Flotek Industries, Inc.†	5,177	166,492
Gulf Island Fabrication, Inc.	24,968	537,311
Natural Gas Services Group, Inc.†	16,160	534,250
		1,238,053
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	300	23,439
Alon USA Energy, Inc.	6,300	78,372
Delek US Holdings, Inc.	1,800	50,814
Western Refining, Inc.	3,900	146,445
		299,070
Oil-Field Services — 2.3%
Basic Energy Services, Inc.†	10,828	316,394
C&J Energy Services, Inc.†	5,031	169,947
Exterran Holdings, Inc.	21,890	984,831
Helix Energy Solutions Group, Inc.†	8,600	226,266
Hornbeck Offshore Services, Inc.†	3,569	167,457
Key Energy Services, Inc.†	60,000	548,400
Matrix Service Co.†	8,397	275,338
McDermott International, Inc.†	59,630	482,407
Newpark Resources, Inc.†	9,281	115,641
Pioneer Energy Services Corp.†	19,164	336,137
SEACOR Holdings, Inc.†	8,498	698,960
Tesco Corp.	3,509	74,882
TETRA Technologies, Inc.†	78,093	919,936
		5,316,596
Paper & Related Products — 0.6%
Clearwater Paper Corp.†	2,234	137,882
Domtar Corp.	2,800	119,980
KapStone Paper and Packaging Corp.†	8,809	291,842
Neenah Paper, Inc.	1,811	96,255
P.H. Glatfelter Co.	4,711	124,983
Resolute Forest Products, Inc.†	10,900	182,902
Schweitzer-Mauduit International, Inc.	3,332	145,475
Wausau Paper Corp.	5,444	58,904
Xerium Technologies, Inc.†	11,800	164,728
		1,322,951
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,648	133,293
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	3,000	107,610
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,858	67,670
IPC The Hospitalist Co., Inc.†	1,874	82,868
		150,538
Platinum — 0.1%
Stillwater Mining Co.†	13,104	229,975
Poultry — 0.3%
Pilgrim’s Pride Corp.†	6,900	188,784
Sanderson Farms, Inc.	5,021	488,041
		676,825
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	6,537	125,837
Powell Industries, Inc.	1,012	66,165
SunPower Corp.†	8,900	364,722
Vicor Corp.†	1,981	16,601
		573,325
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	37,600	220,336
Deluxe Corp.	6,400	374,912
Quad/Graphics, Inc.	3,800	85,006
R.R. Donnelley & Sons Co.	3,632	61,599
		741,853
Protection/Safety — 0.0%
Landauer, Inc.	1,045	43,890
Publishing-Books — 0.0%
Scholastic Corp.	2,853	97,259
Publishing-Newspapers — 0.1%
Lee Enterprises, Inc.†	26,900	119,705
Radio — 0.1%
Entercom Communications Corp., Class A†	11,200	120,176
Radio One, Inc., Class D†	9,200	45,356
		165,532
Real Estate Investment Trusts — 7.5%
Acadia Realty Trust	6,276	176,293
Agree Realty Corp.	1,637	49,487
American Assets Trust, Inc.	9,499	328,190
Anworth Mtg. Asset Corp.	21,900	113,004
Ashford Hospitality Prime, Inc.	420	7,207
Ashford Hospitality Trust, Inc.	2,500	28,850
Associated Estates Realty Corp.	7,297	131,492
BioMed Realty Trust, Inc.	37,020	808,147
Capstead Mtg. Corp.	39,475	519,096
CareTrust REIT Inc†	2,163	42,827
CBL & Associates Properties, Inc.	6,100	115,900
Cedar Realty Trust, Inc.	7,453	46,581
Chesapeake Lodging Trust	5,473	165,449
CoreSite Realty Corp.	20,566	680,118
Corporate Office Properties Trust	10,810	300,626
Cousins Properties, Inc.	66,398	826,655
CYS Investments, Inc.	85,100	767,602
DCT Industrial Trust, Inc.	11,900	97,699

9

DiamondRock Hospitality Co.	27,804	356,447
EastGroup Properties, Inc.	17,504	1,124,282
Empire State Realty Trust, Inc., Class A	18,840	310,860
EPR Properties	9,546	533,335
Equity Lifestyle Properties, Inc.	2,200	97,152
FelCor Lodging Trust, Inc.	3,200	33,632
First Industrial Realty Trust, Inc.	2,400	45,216
First Potomac Realty Trust	28,750	377,200
Franklin Street Properties Corp.	14,934	187,870
Geo Group Inc/The	7,938	283,625
Getty Realty Corp.	2,922	55,752
Gladstone Commercial Corp.	1,500	26,805
Government Properties Income Trust	5,987	152,010
Healthcare Realty Trust, Inc.	10,505	267,037
Hersha Hospitality Trust	26,570	178,285
Home Properties, Inc.	3,300	211,068
Hospitality Properties Trust	6,000	182,400
Inland Real Estate Corp.	9,168	97,456
Kite Realty Group Trust	14,387	88,336
LaSalle Hotel Properties	11,383	401,706
Lexington Realty Trust	22,423	246,877
LTC Properties, Inc.	13,308	519,544
Medical Properties Trust, Inc.	18,862	249,733
Mid-America Apartment Communities, Inc.	10,630	776,521
National Retail Properties, Inc.	2,300	85,537
Parkway Properties, Inc.	7,909	163,321
Pebblebrook Hotel Trust	43,110	1,593,346
Pennsylvania Real Estate Investment Trust	13,719	258,192
Post Properties, Inc.	9,044	483,492
Potlatch Corp.	11,200	463,680
PS Business Parks, Inc.	3,206	267,669
RAIT Financial Trust	3,200	26,464
Ramco-Gershenson Properties Trust	11,100	184,482
Retail Opportunity Investments Corp.	9,558	150,347
Sabra Health Care REIT, Inc.	5,170	148,431
Saul Centers, Inc.	4,297	208,834
Sovran Self Storage, Inc.	3,603	278,332
Strategic Hotels & Resorts, Inc.†	28,400	332,564
Tanger Factory Outlet Centers, Inc.	10,484	366,625
Taubman Centers, Inc.	1,900	144,039
Universal Health Realty Income Trust	1,413	61,437
Urstadt Biddle Properties, Inc., Class A	2,798	58,422
Washington Real Estate Investment Trust	5,300	137,694
		17,421,280
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	6,110	195,765
HFF, Inc., Class A	14,443	537,135
Jones Lang LaSalle, Inc.	4,070	514,407
		1,247,307
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	7,800	323,310
Forestar Group, Inc.†	3,814	72,809
St. Joe Co.†	1,100	27,973
		424,092
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,411	55,622
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	1,100	31,548
Research & Development — 0.2%
Albany Molecular Research, Inc.†	2,089	42,031
PAREXEL International Corp.†	7,921	418,545
		460,576
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	3,240	189,961
Respiratory Products — 0.0%
Inogen, Inc.†	1,900	42,864
Retail-Apparel/Shoe — 1.5%
Aeropostale, Inc.†	8,602	30,021
ANN, Inc.†	5,000	205,700
Brown Shoe Co., Inc.	8,337	238,521
Buckle, Inc.	3,069	136,141
Burlington Stores, Inc.†	23,730	756,038
Cato Corp., Class A	8,480	262,032
The Children’s Place, Inc.	14,689	729,015
Christopher & Banks Corp.†	3,985	34,909
Express, Inc.†	8,000	136,240
Finish Line, Inc., Class A	5,278	156,968
Francesca’s Holdings Corp.†	4,618	68,069
Genesco, Inc.†	2,623	215,427
Guess?, Inc.	3,700	99,900
Men’s Wearhouse, Inc.	4,984	278,107
Stein Mart, Inc.	3,082	42,809
		3,389,897
Retail-Appliances — 0.4%
Conn’s, Inc.†	2,700	133,353
hhgregg, Inc.†	78,000	793,260
		926,613
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	2,100	35,805
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	5,825	66,754
Retail-Automobile — 0.6%
Group 1 Automotive, Inc.	2,304	194,251
Lithia Motors, Inc., Class A	2,486	233,858
Rush Enterprises, Inc., Class A†	24,660	854,962
Sonic Automotive, Inc., Class A	3,737	99,703
		1,382,774
Retail-Bookstores — 0.3%
Barnes & Noble, Inc.†	32,861	748,902
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	3,000	227,850
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	2,200	31,614
Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	4,209	295,851

10

Pantry, Inc.†	53,492	866,570
		1,162,421
Retail-Discount — 0.1%
Fred’s, Inc., Class A	3,743	57,230
Tuesday Morning Corp.†	4,089	72,866
		130,096
Retail-Drug Store — 0.4%
Rite Aid Corp.†	125,700	901,269
Retail-Hair Salons — 0.0%
Regis Corp.	4,774	67,218
Retail-Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	2,192	55,085
Kirkland’s, Inc.†	1,646	30,533
Pier 1 Imports, Inc.	56,330	868,046
		953,664
Retail-Hypermarkets — 0.1%
Roundy’s, Inc.	40,600	223,706
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	47,832	800,708
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	3,077	136,711
Ezcorp, Inc., Class A†	5,948	68,699
First Cash Financial Services, Inc.†	3,167	182,388
		387,798
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,208	29,764
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	6,000	61,860
Dillard’s, Inc., Class A	6,100	711,321
Stage Stores, Inc.	3,470	64,854
		838,035
Retail-Restaurants — 1.3%
Biglari Holdings, Inc.†	760	321,457
BJ’s Restaurants, Inc.†	2,739	95,619
Bob Evans Farms, Inc.	2,700	135,135
Buffalo Wild Wings, Inc.†	2,067	342,523
Cracker Barrel Old Country Store, Inc.	2,606	259,479
DineEquity, Inc.	1,780	141,492
Jack in the Box, Inc.	5,179	309,911
Papa John’s International, Inc.	3,340	141,583
Red Robin Gourmet Burgers, Inc.†	5,223	371,878
Ruby Tuesday, Inc.†	6,317	47,946
Ruth’s Hospitality Group, Inc.	3,941	48,671
Sonic Corp.†	28,029	618,880
Texas Roadhouse, Inc.	6,481	168,506
		3,003,080
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,960	24,049
Hibbett Sports, Inc.†	2,801	151,730
Zumiez, Inc.†	2,319	63,982
		239,761
Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	3,366	144,805
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	5,430	181,036
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,667	194,210
Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	1,400	18,830
Bank Mutual Corp.	4,735	27,463
BankFinancial Corp.	1,000	11,160
Beneficial Mutual Bancorp, Inc.†	3,800	51,528
BofI Holding, Inc.†	1,351	99,258
Brookline Bancorp, Inc.	7,723	72,364
Capitol Federal Financial, Inc.	1,000	12,160
Dime Community Bancshares, Inc.	3,225	50,923
Flushing Financial Corp.	6,900	141,795
Northwest Bancshares, Inc.	10,353	140,490
OceanFirst Financial Corp.	4,100	67,896
Oritani Financial Corp.	4,304	66,239
Provident Financial Services, Inc.	5,868	101,634
Sterling Bancorp	8,595	103,140
Westfield Financial, Inc.	69,240	516,530
		1,481,410
Schools — 0.4%
American Public Education, Inc.†	1,912	65,734
Capella Education Co.	1,197	65,105
Career Education Corp.†	6,324	29,596
ITT Educational Services, Inc.†	1,994	33,280
Strayer Education, Inc.†	15,686	823,672
Universal Technical Institute, Inc.	2,320	28,165
		1,045,552
Security Services — 0.1%
Brink’s Co.	5,298	149,510
Seismic Data Collection — 0.1%
Dawson Geophysical Co.	800	22,920
Geospace Technologies Corp.†	1,437	79,150
ION Geophysical Corp.†	13,997	59,067
		161,137
Semiconductor Components-Integrated Circuits — 1.3%
Aeroflex Holding Corp.†	11,100	116,550
Cirrus Logic, Inc.†	6,788	154,359
Exar Corp.†	103,634	1,171,064
Hittite Microwave Corp.	3,432	267,525
Integrated Device Technology, Inc.†	18,900	292,194
Micrel, Inc.	9,042	101,994
Pericom Semiconductor Corp.†	2,207	19,951
Power Integrations, Inc.	3,327	191,436
TriQuint Semiconductor, Inc.†	49,141	776,919
		3,091,992
Semiconductor Equipment — 2.5%
Brooks Automation, Inc.	28,607	308,097
Cabot Microelectronics Corp.†	2,638	117,787
Cohu, Inc.	2,568	27,478
Kulicke & Soffa Industries, Inc.†	8,377	119,456
MKS Instruments, Inc.	5,856	182,941
Nanometrics, Inc.†	2,483	45,315
Photronics, Inc.†	18,000	154,800

11

Rudolph Technologies, Inc.†	144,135	1,424,054
Teradyne, Inc.	68,490	1,342,404
Tessera Technologies, Inc.	5,263	116,207
Ultra Clean Holdings, Inc.†	37,004	334,886
Ultratech, Inc.†	3,068	68,048
Veeco Instruments, Inc.†	41,594	1,549,793
		5,791,266
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	7,290	689,561
Steel-Producers — 0.6%
AK Steel Holding Corp.†	14,954	119,034
Carpenter Technology Corp.	7,645	483,546
Commercial Metals Co.	22,700	392,937
Steel Dynamics, Inc.	25,330	454,674
		1,450,191
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,498	215,409
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	26,067	194,460
Oplink Communications, Inc.†	1,882	31,937
		226,397
Telecom Services — 0.3%
Cbeyond, Inc.†	3,185	31,691
FairPoint Communications, Inc.†	9,900	138,303
Inteliquent, Inc.	27,100	375,877
Lumos Networks Corp.	1,966	28,448
NeuStar, Inc., Class A†	5,300	137,906
Spok Holdings, Inc.†	2,370	36,498
		748,723
Telecommunication Equipment — 0.7%
8x8, Inc.†	9,009	72,793
Comtech Telecommunications Corp.	8,754	326,787
Plantronics, Inc.	23,520	1,130,136
		1,529,716
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,096	63,568
Cincinnati Bell, Inc.†	22,868	89,871
General Communication, Inc., Class A†	3,452	38,248
		191,687
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,358	23,684
Unifi, Inc.†	4,700	129,391
		153,075
Therapeutics — 0.7%
Agios Pharmaceuticals, Inc.†	500	22,910
Anika Therapeutics, Inc.†	1,293	59,905
Cara Therapeutics, Inc.†	3,900	66,378
Cerulean Pharma, Inc.†	4,700	27,260
Egalet Corp.†	1,900	24,928
Flexion Therapeutics, Inc.†	3,700	49,876
Kite Pharma Inc†	1,500	43,380
Questcor Pharmaceuticals, Inc.	13,536	1,251,944
Xencor, Inc.†	15,000	174,300
Zafgen Inc†	1,400	27,692
		1,748,573
Tobacco — 0.1%
Alliance One International, Inc.†	8,968	22,420
Universal Corp.	3,100	171,585
		194,005
Tools-Hand Held — 0.4%
Snap-on, Inc.	6,990	828,455
Toys — 0.0%
JAKKS Pacific, Inc.	1,853	14,342
Transactional Software — 0.2%
ACI Worldwide, Inc.†	4,200	234,486
Bottomline Technologies de, Inc.†	4,114	123,091
Synchronoss Technologies, Inc.†	3,378	118,095
		475,672
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,760	101,706
Transport-Marine — 0.5%
Diana Shipping, Inc.†	42,730	465,330
Tidewater, Inc.	10,990	617,088
		1,082,418
Transport-Services — 0.4%
Bristow Group, Inc.	3,892	313,773
Era Group, Inc.†	2,070	59,368
Hub Group, Inc., Class A†	3,809	191,973
Matson, Inc.	11,800	316,712
UTi Worldwide, Inc.	10,029	103,700
		985,526
Transport-Truck — 1.3%
ArcBest Corp.	17,873	777,654
Celadon Group, Inc.	1,900	40,508
Con-way, Inc.	3,000	151,230
Forward Air Corp.	3,413	163,312
Heartland Express, Inc.	8,268	176,439
Knight Transportation, Inc.	6,630	157,595
Old Dominion Freight Line, Inc.†	16,580	1,055,815
Roadrunner Transportation Systems, Inc.†	2,774	77,949
Saia, Inc.†	2,698	118,523
Swift Transportation Co.†	7,400	186,702
USA Truck, Inc.†	3,800	70,642
		2,976,369
Travel Services — 0.1%
Interval Leisure Group, Inc.	8,757	192,129
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,011	162,325
Phibro Animal Health Corp., Class A†	3,300	72,435
		234,760
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,000	64,540
USANA Health Sciences, Inc.†	3,200	250,048
		314,588

12

Water — 0.1%
American States Water Co.	4,242	140,962
Web Hosting/Design — 0.1%
NIC, Inc.	6,563	104,024
Q2 Holdings, Inc.†	1,700	24,242
		128,266
Web Portals/ISP — 0.1%
Blucora, Inc.†	11,722	221,194
Wire & Cable Products — 0.3%
Belden, Inc.	4,769	372,745
Encore Wire Corp.	2,039	99,992
General Cable Corp.	5,321	136,537
		609,274
Wireless Equipment — 1.2%
Aerohive Networks, Inc.†	6,100	50,142
CalAmp Corp.†	3,695	80,034
InterDigital, Inc.	37,430	1,789,154
RF Micro Devices, Inc.†	12,700	121,793
Ubiquiti Networks, Inc.†	12,800	578,432
ViaSat, Inc.†	4,668	270,557
		2,890,112
Total Common Stocks (cost $174,636,690)		224,579,684
EXCHANGE-TRADED FUNDS — 1.2%
iShares Core S&P Small-Cap ETF	13,899	1,557,939
iShares Russell 2000 Value ETF	11,110	1,147,219
Total Exchange-Traded Funds (cost $2,559,241)		2,705,158
Total Long-Term Investment Securities (cost $177,195,931)		227,284,842
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 07/01/2014	$2,895,000	2,895,000
United States Treasury Notes — 0.2%
0.25% due 11/30/2014(3)	345,000	345,229
Total Short-Term Investment Securities (cost $3,240,231)		3,240,229
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $1,619,000 and collateralized by $1,765,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,652,610.	1,619,000	1,619,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	769,000	769,000

Total Repurchase Agreements (cost $2,388,000)		2,388,000
TOTAL INVESTMENTS (cost $182,824,162)(5)	100.2%	232,913,071
Liabilities in excess of other assets	(0.2)	(425,542)
NET ASSETS	100.0%	$232,487,529

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

CVR-Contingent Value Rights

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
33	Long	Russell 2000 Mini Index	September 2014	3,838,174	3,927,990	$89,816

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$24,372,368	$—	$—	$24,372,368
Medical-Biomedical/Gene	3,190,145	—	0	3,190,145
Real Estate Investment Trusts	17,421,280	—	—	17,421,280
Other Industries*	179,595,891	—	—	179,595,891
Exchange-Traded Funds	2,705,158	—	—	2,705,158
Short-Term Investment Securities:
Time Deposits	—	2,895,000	—	2,895,000
United States Treasury Notes	—	345,229	—	345,229
Repurchase Agreements	—	2,388,000	—	2,388,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	89,816	—	—	89,816
Total	$227,374,658	$5,628,229	$0	$233,002,887

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.8%
Australia — 2.5%
AGL Energy, Ltd.	7,905	$115,388
Alumina, Ltd.†	49,555	63,083
Amcor, Ltd.	16,568	162,946
AMP, Ltd.	47,135	235,563
APA Group	14,674	95,336
Asciano, Ltd.	16,931	89,883
ASX, Ltd.	3,330	111,910
Aurizon Holdings, Ltd.	35,112	164,882
Australia & New Zealand Banking Group, Ltd.	40,165	1,262,705
Bank of Queensland, Ltd.	9,351	107,486
Bendigo and Adelaide Bank, Ltd.	10,449	120,205
BGP Holdings PLC†(1)(2)	98,723	0
BHP Billiton, Ltd.	46,340	1,568,697
Boral, Ltd.	12,675	62,747
Brambles, Ltd.	22,856	198,063
Coca-Cola Amatil, Ltd.	10,522	93,859
Cochlear, Ltd.	1,253	72,900
Commonwealth Bank of Australia	23,289	1,776,153
Computershare, Ltd.	9,609	113,079
Crown Resorts, Ltd.	7,225	103,010
CSL, Ltd.	6,944	435,759
Dexus Property Group	86,807	90,859
Goodman Group	26,439	125,900
GPT Group	23,925	86,631
Iluka Resources, Ltd.	8,221	63,024
Incitec Pivot, Ltd.	28,283	77,341
Insurance Australia Group, Ltd.†	34,311	188,945
Lend Lease Group	9,716	120,110
Macquarie Group, Ltd.	4,447	250,046
Mirvac Group	59,632	100,370
National Australia Bank, Ltd.	34,499	1,066,360
Newcrest Mining, Ltd.†	13,033	129,285
Orica, Ltd.	6,688	122,850
Origin Energy, Ltd.	17,886	246,575
QBE Insurance Group, Ltd.	18,665	191,314
Ramsay Health Care, Ltd.	2,248	96,449
Rio Tinto, Ltd.	6,878	384,661
Santos, Ltd.	15,573	209,402
Scentre Group†	79,388	239,548
Seek, Ltd.	6,260	93,560
Sonic Healthcare, Ltd.	7,376	120,534
Stockland†	33,340	121,979
Suncorp Group, Ltd.	20,176	257,598
Sydney Airport	18,704	74,428
Telstra Corp., Ltd.	63,694	312,914
Toll Holdings, Ltd.	15,420	74,155
Transurban Group	27,311	190,314
Wesfarmers, Ltd.	16,265	641,703
Westfield Corp	28,503	192,170
Westpac Banking Corp.	45,306	1,447,397
Woodside Petroleum, Ltd.	9,117	353,074
Woolworths, Ltd.	17,331	575,574
		15,198,724
Austria — 0.7%
Andritz AG	25,775	1,489,571
Erste Group Bank AG	5,224	168,959
IMMOFINANZ AG†	25,686	90,743
OMV AG	2,703	122,140
Telekom Austria AG	220,544	2,156,216
		4,027,629
Belgium — 0.4%
Ageas	3,942	157,264
Anheuser-Busch InBev NV	11,567	1,328,867
Belgacom SA	2,809	93,217
Colruyt SA	1,269	64,467
Delhaize Group SA	1,766	119,482
Groupe Bruxelles Lambert SA	1,032	107,242
KBC Groep NV†	4,348	236,660
Solvay SA	970	166,957
UCB SA	1,712	144,944
Umicore SA	1,818	84,465
		2,503,565
Bermuda — 0.9%
Cheung Kong Infrastructure Holdings, Ltd.	416,000	2,879,645
First Pacific Co., Ltd.	50,000	56,255
Kunlun Energy Co., Ltd.	1,476,000	2,433,846
Li & Fung, Ltd.	96,000	142,445
Noble Group, Ltd.	83,000	91,194
Seadrill, Ltd.	5,862	232,517
		5,835,902
Brazil — 0.3%
BB Seguridade Participacoes SA	107,200	1,573,916
Canada — 1.2%
Athabasca Oil Corp.†	155,412	1,115,651
Catamaran Corp.†	74,675	3,297,583
MEG Energy Corp.†	37,150	1,353,979
Teck Resources, Ltd. Class B	67,324	1,536,960
		7,304,173
Cayman Islands — 0.9%
Baidu, Inc. ADR†	11,600	2,166,996
Ctrip.com International, Ltd. ADR†	26,009	1,665,616
MGM China Holdings, Ltd.	22,000	76,499
Sands China, Ltd.	38,000	288,050
Wynn Macau, Ltd.	25,600	100,743
Youku Tudou, Inc. ADR†	51,045	1,217,934
		5,515,838
China — 0.4%
Beijing Capital International Airport Co., Ltd., Class H	2,028,000	1,386,819
Travelsky Technology, Ltd.	1,347,000	1,239,176
		2,625,995
Denmark — 2.6%
AP Moeller - Maersk A/S, Series B	2,403	5,971,255
Carlsberg A/S, Class B	1,606	172,993
Coloplast A/S, Class B	1,794	162,239
Danske Bank A/S	10,500	296,785
DSV A/S	3,026	98,646
H. Lundbeck A/S	51,729	1,273,072
Novo Nordisk A/S	89,205	4,105,673
Novozymes A/S, Class B	3,244	162,711
Pandora A/S	1,795	137,637

1

TDC A/S	309,491	3,202,993
Vestas Wind Systems A/S†	3,440	173,553
		15,757,557
Finland — 0.4%
Elisa Oyj	2,365	72,346
Fortum Oyj†	5,489	147,391
Kone Oyj, Class B	4,440	185,309
Metso Oyj	2,191	83,014
Nokia Oyj†	54,283	411,043
Nokian Renkaat Oyj	2,281	89,016
Outokumpu Oyj†	111,407	1,120,477
Sampo Oyj, Class A	5,686	287,687
Stora Enso Oyj, Class R	10,605	103,247
UPM-Kymmene Oyj	8,052	137,600
Wartsila Oyj Abp	2,250	111,591
		2,748,721
France — 5.8%
Accor SA	3,143	163,498
Air Liquide SA	4,990	673,715
Alcatel-Lucent†	44,514	158,966
Arkema SA	1,124	109,399
AtoS	1,417	118,048
AXA SA	133,631	3,193,933
BNP Paribas SA	43,706	2,965,102
Bollore SA	108	70,097
Bouygues SA	3,109	129,375
Bureau Veritas SA	3,496	97,034
Cap Gemini SA	2,539	181,134
Carrefour SA	9,622	354,945
Casino Guichard Perrachon SA	1,034	137,097
Christian Dior SA	872	173,493
Cie de St-Gobain	6,872	387,732
Cie Generale des Etablissements Michelin	2,969	354,751
CNP Assurances	3,862	80,170
Credit Agricole SA	17,441	245,984
Danone SA	8,112	602,485
Dassault Systemes	1,091	140,367
Edenred	48,647	1,475,131
Electricite de France SA	3,765	118,575
Essilor International SA	34,968	3,708,437
Eurazeo SA	930	77,362
Eutelsat Communications SA	2,367	82,244
Fonciere Des Regions	722	78,280
GDF Suez	21,191	583,384
Gecina SA†	492	71,749
Groupe Eurotunnel SA	8,142	110,117
ICADE	714	76,552
Iliad SA	457	138,139
Imerys SA	734	61,852
JCDecaux SA	1,759	65,634
Kering	8,299	1,819,916
Klepierre	1,975	100,643
L’Oreal SA	3,374	581,429
Lafarge SA	3,017	261,917
Lagardere SCA	2,263	73,703
Legrand SA	4,153	254,110
LVMH Moet Hennessy Louis Vuitton SA	4,058	782,372
Natixis	20,292	130,093
Orange SA	27,882	440,011
Pernod Ricard SA	3,143	377,435
Peugeot SA†	7,190	106,280
Publicis Groupe SA	2,945	249,779
Rexel SA	4,983	116,541
Safran SA	4,060	265,821
Sanofi	17,269	1,834,491
Schneider Electric SA	34,133	3,213,260
SCOR SE	2,876	98,925
Societe BIC SA	499	68,273
Societe Generale SA	61,636	3,228,653
Sodexo	1,607	172,847
Suez Environnement Co.	5,198	99,504
Technip SA	1,663	181,921
Thales SA	1,447	87,527
Total SA	30,899	2,233,122
Unibail-Rodamco SE (Euronext Amsterdam)	1,456	423,562
Unibail-Rodamco SE (Euronext Paris)	73	21,236
Vallourec SA	1,987	88,984
Veolia Environnement SA	7,293	138,959
Vinci SA	7,249	541,963
Vivendi SA	18,106	443,043
Wendel SA	743	106,419
Zodiac Aerospace	3,182	107,708
		35,635,228
Germany — 5.6%
Adidas AG	3,139	317,940
Allianz SE	5,885	980,699
BASF SE†	13,336	1,552,732
Bayer AG	12,036	1,700,005
Bayerische Motoren Werke AG	5,025	637,294
Beiersdorf AG	1,478	143,024
Brenntag AG	822	146,886
Commerzbank AG†	86,485	1,359,507
Continental AG	1,761	407,878
Daimler AG	44,356	4,154,389
Deutsche Bank AG	78,460	2,760,550
Deutsche Boerse AG	25,674	1,992,609
Deutsche Lufthansa AG	4,079	87,579
Deutsche Post AG	14,557	526,428
Deutsche Telekom AG	45,671	800,478
Deutsche Wohnen AG	4,995	107,725
E.ON SE	28,918	597,129
Fresenius Medical Care AG & Co. KGaA	3,206	215,504
Fresenius SE & Co. KGaA	15,010	2,238,243
GEA Group AG†	3,363	159,239
Hannover Rueck SE	1,093	98,494
HeidelbergCement AG	2,244	191,522
Henkel AG & Co. KGaA	1,518	152,777
Hugo Boss AG	541	80,857
Infineon Technologies AG	18,890	236,131
K+S AG	2,633	86,583

2

LANXESS AG	1,581	106,717
Linde AG	2,709	576,075
Merck KGaA	1,982	172,037
Metro AG†	2,732	119,074
MorphoSys AG†	16,736	1,569,788
Muenchener Rueckversicherungs AG	2,605	577,502
ProSiebenSat.1 Media AG	3,908	174,102
RWE AG	7,433	319,233
SAP SE	13,456	1,039,187
Siemens AG	35,563	4,696,770
Sky Deutschland AG†	8,670	79,874
ThyssenKrupp AG†	105,190	3,066,541
United Internet AG	2,548	112,258
Volkswagen AG	344	88,932
		34,430,292
Greece — 0.3%
National Bank of Greece SA†	420,529	1,537,467
Guernsey — 0.0%
Friends Life Group, Ltd.	22,532	121,584
Hong Kong — 2.9%
AIA Group, Ltd.	1,036,400	5,215,163
Bank of East Asia, Ltd.	17,600	73,008
BOC Hong Kong Holdings, Ltd.	59,500	172,349
Cathay Pacific Airways, Ltd.	1,230,000	2,297,998
Cheung Kong Holdings, Ltd.	20,000	354,562
China Overseas Land & Investment, Ltd.	398,000	965,421
CLP Holdings, Ltd.	25,500	208,596
Galaxy Entertainment Group, Ltd.	36,000	287,056
Hang Lung Properties, Ltd.	37,000	114,097
Hang Seng Bank, Ltd.	11,200	183,381
Henderson Land Development Co., Ltd.	16,500	96,653
Hong Kong & China Gas Co., Ltd.	95,700	209,665
Hong Kong Exchanges and Clearing, Ltd.	16,600	309,280
Hutchison Whampoa, Ltd.	31,000	423,578
Hysan Development Co., Ltd.	13,000	61,055
Link REIT	35,500	191,003
Melco International Development	868,000	2,631,864
MTR Corp., Ltd.	20,000	77,157
New World Development Co., Ltd.	94,000	106,973
Power Assets Holdings, Ltd.	19,000	166,456
Sino Land Co., Ltd.	52,000	85,343
SJM Holdings, Ltd.	1,181,000	2,953,110
Sun Hung Kai Properties, Ltd.	23,000	315,751
Swire Pacific, Ltd., Class A	9,500	116,875
Swire Properties, Ltd.	19,800	57,864
Techtronic Industries Co.	25,000	80,157
Wharf Holdings, Ltd.	26,000	187,861
Wheelock & Co., Ltd.	20,000	84,125
		18,026,401
India — 0.8%
ICICI Bank, Ltd. ADR	92,983	4,639,852
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT	3,927,818	1,578,748
Ireland — 0.1%
Bank of Ireland†	404,560	136,275
CRH PLC	10,997	282,191
James Hardie Industries PLC CDI	7,250	94,615
Kerry Group PLC, Class A (ISE)	2,155	161,854
Kerry Group PLC, Class A (LSE)	205	15,318
		690,253
Isle of Man — 0.0%
Genting Singapore PLC	116,000	123,731
Israel — 0.2%
Bank Hapoalim BM	25,944	150,001
Bank Leumi Le-Israel BM†	33,404	130,345
Israel Chemicals, Ltd.	9,417	80,682
Teva Pharmaceutical Industries, Ltd.	12,655	668,984
		1,030,012
Italy — 2.8%
Assicurazioni Generali SpA	19,343	424,047
Atlantia SpA	7,863	224,165
Banca Monte dei Paschi di Siena SpA†	2,251	4,361
Banco Popolare SC†	6,990	115,144
Enel Green Power SpA	39,535	111,952
Enel SpA†	101,940	593,801
Eni SpA	38,071	1,041,570
ENI SpA ADR	63,500	3,486,150
Exor SpA	2,342	96,175
Finmeccanica SpA†	9,187	87,366
Intesa Sanpaolo SpA RSP†	214,100	569,331
Luxottica Group SpA	2,747	158,997
Mediobanca SpA†	12,531	124,915
Pirelli & C. SpA	5,384	86,404
Prada SpA	261,600	1,859,796
Prysmian SpA	4,740	107,093
Saipem SpA†	4,396	118,583
Snam SpA	357,190	2,152,042
Telecom Italia SpA†	178,908	226,605
Telecom Italia SpA RSP	67,699	66,883
Terna Rete Elettrica Nazionale SpA	30,313	159,887
UniCredit SpA	655,423	5,488,035
UnipolSai SpA	17,100	54,978
		17,358,280
Japan — 17.8%
Aeon Co., Ltd.	9,600	118,075
Aisin Seiki Co., Ltd.	3,500	139,233
Ajinomoto Co., Inc.	9,000	141,079
Amada Co., Ltd.	8,000	81,339
Aozora Bank, Ltd.	26,000	85,465
Asahi Glass Co., Ltd.	18,000	106,076
Asahi Group Holdings, Ltd.	5,700	178,925
Asahi Kasei Corp.	288,000	2,203,248
Asics Corp.	2,800	65,312

3

Astellas Pharma, Inc.	32,000	420,433
Bank of Kyoto, Ltd.†	9,000	81,822
Bank of Yokohama, Ltd.	550,000	3,165,194
Bridgestone Corp.	10,200	356,932
Brother Industries, Ltd.	4,400	76,225
Canon, Inc.	16,500	536,834
Casio Computer Co., Ltd.	4,800	69,651
Central Japan Railway Co.	2,100	299,541
Chiba Bank, Ltd.†	17,000	119,984
Chubu Electric Power Co., Inc.†	10,800	134,220
Chugai Pharmaceutical Co., Ltd.	3,700	104,274
Chugoku Electric Power Co., Inc.†	5,500	75,031
Dai Nippon Printing Co., Ltd.	10,000	104,437
Dai-ichi Life Insurance Co., Ltd.	13,400	199,601
Daihatsu Motor Co., Ltd.	4,200	74,668
Daiichi Sankyo Co., Ltd.	10,000	186,565
Daikin Industries, Ltd.	3,700	233,457
Daito Trust Construction Co., Ltd.	1,100	129,322
Daiwa House Industry Co., Ltd.	110,000	2,280,243
Daiwa Securities Group, Inc.	26,000	225,083
Denso Corp.	7,700	367,499
Dentsu, Inc.	3,400	138,443
Don Quijote Holdings Co., Ltd.	1,000	55,772
East Japan Railway Co.	4,900	385,935
Eisai Co., Ltd.	4,000	167,573
FANUC Corp.	2,800	482,859
Fast Retailing Co., Ltd.	800	263,205
Fuji Heavy Industries, Ltd.	9,500	263,042
FUJIFILM Holdings Corp.	7,300	203,568
Fujitsu, Ltd.	28,000	209,782
Fukuoka Financial Group, Inc.	21,000	101,367
Hamamatsu Photonics KK	1,400	68,684
Hankyu Hanshin Holdings, Inc.†	19,000	108,405
Hino Motors, Ltd.	5,300	72,983
Hirose Electric Co., Ltd.†	600	89,137
Hitachi Metals, Ltd.†	5,000	75,712
Hitachi, Ltd.	491,000	3,596,288
Honda Motor Co., Ltd.	24,300	848,419
Hoya Corp.	6,500	215,972
Hulic Co., Ltd.†	3,900	51,394
IHI Corp.	23,000	107,162
Iida Group Holdings Co., Ltd.	106,100	1,611,844
Inpex Corp.	242,700	3,689,433
Isetan Mitsukoshi Holdings, Ltd.	6,500	84,695
Isuzu Motors, Ltd.	20,000	132,274
ITOCHU Corp.	23,200	297,944
J. Front Retailing Co., Ltd.	8,000	56,147
Japan Exchange Group, Inc.	4,300	105,903
Japan Real Estate Investment Corp.	18	104,832
Japan Retail Fund Investment Corp.	39	87,698
Japan Tobacco, Inc.	225,200	8,209,502
JFE Holdings, Inc.	9,100	187,830
JGC Corp.	4,000	121,534
Joyo Bank, Ltd.	19,000	101,278
JTEKT Corp.	4,600	77,511
JX Holdings, Inc.	35,100	187,791
Kajima Corp.	14,000	61,912
Kansai Electric Power Co., Inc.†	11,200	105,582
Kansai Paint Co., Ltd.	118,000	1,972,005
Kao Corp.	7,900	310,916
Kawasaki Heavy Industries, Ltd.	27,000	102,877
KDDI Corp.	8,600	524,549
Keikyu Corp.	9,000	80,845
Keio Corp.†	11,000	86,432
Keyence Corp.	7,900	3,446,429
Kikkoman Corp.	3,000	62,485
Kintetsu Corp.	30,000	109,274
Kirin Holdings Co., Ltd.	12,600	181,963
Kobe Steel, Ltd.	66,000	99,028
Komatsu, Ltd.	14,000	325,038
Konica Minolta, Inc.	8,500	83,989
Kubota Corp.	18,000	255,150
Kuraray Co., Ltd.	6,300	79,850
Kyocera Corp.	5,000	237,303
Kyushu Electric Power Co., Inc.†	6,200	69,831
Lawson, Inc.	1,000	75,021
LIXIL Group Corp.	4,300	116,048
Makita Corp.	2,200	135,946
Marubeni Corp.	27,000	197,493
Mazda Motor Corp.	45,000	210,997
MEIJI Holdings Co., Ltd.	1,000	66,236
Mitsubishi Chemical Holdings Corp.	25,600	113,463
Mitsubishi Corp.	106,400	2,212,969
Mitsubishi Electric Corp.	29,000	357,830
Mitsubishi Estate Co., Ltd.	142,000	3,505,671
Mitsubishi Heavy Industries, Ltd.	46,000	286,975
Mitsubishi Materials Corp.	25,000	87,607
Mitsubishi Motors Corp.	9,800	108,153
Mitsubishi UFJ Financial Group, Inc.	190,900	1,170,218
Mitsubishi UFJ Lease & Finance Co., Ltd.†	10,800	62,046
Mitsui & Co., Ltd.	25,900	415,198
Mitsui Fudosan Co., Ltd.	13,000	438,359
Mitsui OSK Lines, Ltd.	19,000	70,707
Mizuho Financial Group, Inc.	345,900	710,204
MS&AD Insurance Group Holdings, Inc.	8,100	195,654
Murata Manufacturing Co., Ltd.	3,100	290,125
Namco Bandai Holdings, Inc.	2,800	65,560
NEC Corp.	43,000	137,101
NGK Insulators, Ltd.	5,000	113,519
NGK Spark Plug Co., Ltd.	164,000	4,626,741
NH Foods, Ltd.	3,000	58,605
Nidec Corp.	33,600	2,061,671
Nikon Corp.	5,800	91,318
Nintendo Co., Ltd.	1,600	191,501
Nippon Building Fund, Inc.	20	116,875
Nippon Express Co., Ltd.	15,000	72,701
Nippon Steel & Sumitomo Metal Corp.	126,000	402,981
Nippon Telegraph & Telephone Corp.	5,600	349,250
Nippon Yusen KK	30,000	86,472
Nissan Motor Co., Ltd.	142,300	1,349,887
Nitto Denko Corp.	2,700	126,518
NKSJ Holdings, Inc.	5,600	150,800
Nomura Holdings, Inc.	56,200	397,763
Nomura Research Institute, Ltd.†	2,300	72,425

4

NSK, Ltd.	162,000	2,106,056
NTT Data Corp.	2,400	92,157
NTT DOCOMO, Inc.	22,500	384,680
Obayashi Corp.	13,000	92,779
OBIC Co., Ltd.†	46,400	1,529,796
Odakyu Electric Railway Co., Ltd.	11,000	105,868
Oji Holdings Corp.†	14,000	57,628
Olympus Corp.†	4,000	137,802
Omron Corp.	3,600	151,740
Ono Pharmaceutical Co., Ltd.	1,300	114,466
Oriental Land Co., Ltd.	800	137,051
ORIX Corp.	149,200	2,472,798
Osaka Gas Co., Ltd.	29,000	121,949
Otsuka Holdings Co., Ltd.	5,600	173,575
Panasonic Corp.	33,600	409,283
Rakuten, Inc.	273,500	3,533,996
Resona Holdings, Inc.	35,500	206,752
Ricoh Co., Ltd.	11,600	138,208
Rinnai Corp.	700	67,578
Rohm Co., Ltd.	1,600	91,763
Santen Pharmaceutical Co., Ltd.	1,200	67,519
Secom Co., Ltd.	3,400	207,749
Sega Sammy Holdings, Inc.	270,100	5,313,749
Seiko Epson Corp.	2,100	89,344
Sekisui Chemical Co., Ltd.†	7,000	81,052
Sekisui House, Ltd.	9,500	130,255
Seven & I Holdings Co., Ltd.	10,900	459,219
Seven Bank, Ltd.†	1,061,203	4,336,785
Sharp Corp.†	28,000	89,828
Shimano, Inc.	1,400	155,333
Shimizu Corp.	11,000	77,854
Shin-Etsu Chemical Co., Ltd.	34,000	2,066,749
Shinsei Bank, Ltd.	34,000	76,521
Shionogi & Co., Ltd.	4,800	100,165
Shiseido Co., Ltd.	6,000	109,392
Shizuoka Bank, Ltd.†	12,000	129,707
SMC Corp.	900	240,847
SoftBank Corp.	33,800	2,516,691
Sony Corp.	15,400	255,691
Sony Financial Holdings, Inc.	3,300	56,289
Stanley Electric Co., Ltd.	3,100	80,816
Sumco Corp.	150,700	1,380,481
Sumitomo Chemical Co., Ltd.	25,000	94,517
Sumitomo Corp.	249,700	3,371,893
Sumitomo Electric Industries, Ltd.	13,700	192,710
Sumitomo Metal Mining Co., Ltd.	9,000	146,143
Sumitomo Mitsui Financial Group, Inc.	19,200	804,351
Sumitomo Mitsui Trust Holdings, Inc.	56,000	255,940
Sumitomo Realty & Development Co., Ltd.	6,000	257,460
Suntory Beverage & Food, Ltd.†	2,100	82,400
Suruga Bank, Ltd.†	4,000	77,627
Suzuki Motor Corp.	5,800	181,663
Sysmex Corp.	2,400	90,144
T&D Holdings, Inc.	10,400	141,363
Taiheiyo Cement Corp.	22,000	88,604
Taisei Corp.	18,000	99,679
Takeda Pharmaceutical Co., Ltd.	11,400	528,785
TDK Corp.	1,900	89,087
Terumo Corp.	5,600	125,206
Tobu Railway Co., Ltd.†	20,000	104,635
Tohoku Electric Power Co., Inc.	7,800	91,547
Tokio Marine Holdings, Inc.	10,400	342,064
Tokyo Electric Power Co., Inc.†	22,900	95,393
Tokyo Electron, Ltd.	2,600	175,754
Tokyo Gas Co., Ltd.	36,000	210,375
Tokyo Tatemono Co., Ltd.	8,000	73,994
Tokyu Corp.	20,000	141,750
Tokyu Fudosan Holdings Corp.	8,000	63,097
Toppan Printing Co., Ltd.	11,000	85,129
Toray Industries, Inc.	24,000	157,781
Toshiba Corp.	63,000	294,151
TOTO, Ltd.	5,000	67,371
Toyota Industries Corp.	3,300	170,367
Toyota Motor Corp.	81,800	4,912,603
Toyota Tsusho Corp.	4,100	117,894
Trend Micro, Inc.	2,200	72,425
Unicharm Corp.	2,000	119,185
West Japan Railway Co.	2,500	110,064
Yahoo Japan Corp.	22,700	104,867
Yakult Honsha Co., Ltd.†	1,700	86,087
Yamaha Motor Co., Ltd.	5,400	92,910
Yamato Holdings Co., Ltd.	5,800	120,174
Yamato Kogyo Co., Ltd.†	2,500	73,294
		109,074,196
Jersey — 4.3%
Experian PLC	13,976	236,315
Genel Energy Plc†	77,132	1,339,837
Glencore PLC	892,082	4,970,201
Kennedy Wilson Europe Real Estate PLC†	224,611	4,228,392
Petrofac, Ltd.	109,514	2,254,690
Randgold Resources, Ltd.	1,484	123,760
Shire PLC	81,475	6,372,239
Wolseley PLC	4,063	222,718
WPP PLC	313,057	6,825,655
		26,573,807
Luxembourg — 1.5%
Altice SA†	868	60,474
APERAM†	31,436	1,061,067
ArcelorMittal	83,100	1,240,683
L’Occitane International SA	915,000	2,042,411
Millicom International Cellular SA SDR	983	90,038
RTL Group SA	598	66,523
Samsonite International SA	1,253,600	4,132,623
SES SA FDR	4,909	186,196
Subsea 7 SA	5,163	96,293
Tenaris SA	7,902	186,108
		9,162,416
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	132,000	58,754

5

Mexico — 0.7%
Mexico Real Estate Management SA de CV	740,800	1,535,446
OHL Mexico SAB de CV†	844,778	2,578,580
		4,114,026
Netherlands — 4.6%
Aegon NV	339,551	2,963,574
Airbus Group NV	8,541	572,363
Akzo Nobel NV	3,592	269,289
ASML Holding NV	5,147	479,320
CNH Industrial NV†	17,274	177,400
Corio NV	1,399	71,454
Delta Lloyd NV	3,618	91,849
Fugro NV CVA	1,296	74,205
Gemalto NV	1,309	135,686
Heineken Holding NV	55,958	3,679,068
Heineken NV	3,238	232,464
ING Groep NV CVA†	370,863	5,210,262
Koninklijke Ahold NV	13,137	246,622
Koninklijke Boskalis Westminster NV	1,396	80,065
Koninklijke DSM NV	2,660	193,736
Koninklijke KPN NV†	49,658	180,939
Koninklijke Philips NV	14,063	446,269
Koninklijke Vopak NV	46,650	2,280,440
LyondellBasell Industries NV, Class A	36,223	3,537,176
QIAGEN NV†	4,094	99,225
Randstad Holding NV	2,288	124,034
Reed Elsevier NV	10,347	237,316
STMicroelectronics NV	10,381	93,135
TNT Express NV	406,283	3,677,298
Unilever NV CVA	68,884	3,014,088
Wolters Kluwer NV†	5,073	150,182
Ziggo NV	2,220	102,656
		28,420,115
New Zealand — 0.4%
Air New Zealand, Ltd.	1,402,017	2,553,276
Fletcher Building, Ltd.	12,733	98,217
Telecom Corp. of New Zealand, Ltd.	34,874	81,831
		2,733,324
Norway — 1.2%
DNB ASA	213,204	3,899,914
Norsk Hydro ASA	24,612	131,730
Orkla ASA	12,729	113,410
Statoil ASA	15,719	482,806
Storebrand ASA†	366,282	2,061,954
Telenor ASA	11,385	259,296
Yara International ASA	3,078	154,205
		7,103,315
Philippines — 0.3%
LT Group, Inc.	5,564,400	1,881,570
Portugal — 0.6%
Banco Espirito Santo SA†	56,595	46,652
EDP - Energias de Portugal SA	33,777	169,463
Galp Energia SGPS SA	188,263	3,449,211
Jeronimo Martins SGPS SA	3,834	63,078
		3,728,404
Singapore — 0.4%
Ascendas Real Estate Investment Trust	35,000	64,560
CapitaLand, Ltd.	45,000	115,486
CapitaMall Trust†	39,000	61,773
CapitaMalls Asia, Ltd.	31,000	58,425
City Developments, Ltd.	8,000	65,635
ComfortDelGro Corp., Ltd.	41,000	82,204
DBS Group Holdings, Ltd.	25,000	335,833
Global Logistic Properties, Ltd.	50,000	108,268
Jardine Cycle & Carriage, Ltd.	2,000	70,992
Keppel Corp., Ltd.	19,000	164,416
Oversea-Chinese Banking Corp., Ltd.	41,000	314,019
Sembcorp Industries, Ltd.	15,000	64,600
Singapore Airlines, Ltd.	10,000	83,166
Singapore Exchange, Ltd.	15,000	83,607
Singapore Press Holdings, Ltd.†	26,000	86,952
Singapore Technologies Engineering, Ltd.	20,000	60,951
Singapore Telecommunications, Ltd.	112,000	345,818
United Overseas Bank, Ltd.	20,000	361,216
Wilmar International, Ltd.	29,000	74,192
		2,602,113
South Korea — 1.5%
LG Chem, Ltd.	5,071	1,483,511
Samsung Electronics Co., Ltd.	1,972	2,576,580
SK Hynix, Inc.†	56,644	2,717,994
SK Telecom Co., Ltd.†	11,433	2,672,370
		9,450,455
Spain — 2.5%
Abertis Infraestructuras SA	7,960	183,168
ACS Actividades de Construccion y Servicios SA	46,939	2,146,738
Amadeus IT Holding SA, Class A	6,010	247,872
Banco Bilbao Vizcaya Argentaria SA	361,803	4,611,836
Banco Santander SA†	176,403	1,843,017
CaixaBank SA	31,876	196,721
Distribuidora Internacional de Alimentacion SA	12,004	110,523
Enagas SA	3,655	117,613
Ferrovial SA†	7,554	168,240
Gas Natural SDG SA	5,666	178,949
Grifols SA	2,572	140,574
Iberdrola SA	75,913	580,340
Inditex SA	3,277	504,361
International Consolidated Airlines Group SA†	20,383	129,253
Mapfre SA	21,860	87,135
Mediaset Espana Comunicacion SA†	59,060	688,858
Obrascon Huarte Lain SA	44,918	1,970,967
Red Electrica Corp. SA	1,683	153,943
Repsol SA	13,504	356,137
Telefonica SA	60,821	1,042,693
		15,458,938

6

Sweden — 3.0%
Alfa Laval AB	108,478	2,795,745
Assa Abloy AB, Class B	4,626	235,400
Atlas Copco AB, Class A	8,319	240,423
Atlas Copco AB, Class B	7,019	187,515
Boliden AB	5,577	80,923
Electrolux AB, Series B	3,468	87,718
Elekta AB, Series B	5,859	74,536
Getinge AB, Class B	3,170	83,312
Hennes & Mauritz AB, Class B	13,383	584,870
Hexagon AB, Class B	66,488	2,143,442
Investment AB Kinnevik, Class B	3,663	156,135
Investor AB, Class B	6,456	242,237
Lundin Petroleum AB†	3,540	71,631
Nordea Bank AB†	44,837	632,807
Sandvik AB	15,167	207,249
Skandinaviska Enskilda Banken AB, Class A	24,191	323,317
Skanska AB, Class B	5,423	123,775
SKF AB, Class B	5,609	143,131
Svenska Cellulosa AB SCA, Class B	7,990	208,194
Svenska Handelsbanken AB, Class A	7,478	366,091
Swedbank AB, Class A	13,669	362,513
Swedish Match AB	3,049	105,869
Swedish Orphan Biovitrum AB†	141,624	1,892,828
Tele2 AB, Series B	5,461	64,323
Telefonaktiebolaget LM Ericsson, Class B	380,016	4,592,690
TeliaSonera AB	301,056	2,199,272
Volvo AB, Class B	22,322	307,524
		18,513,470
Switzerland — 6.6%
ABB, Ltd.	32,147	740,237
Actelion, Ltd.	1,628	205,978
Adecco SA	2,911	239,629
Aryzta AG	1,486	140,758
Baloise Holding AG	981	115,600
Cie Financiere Richemont SA	43,388	4,552,609
Coca-Cola HBC AG CDI	3,196	73,402
Credit Suisse Group AG	22,780	651,444
Geberit AG	577	202,549
Givaudan SA	137	228,488
Holcim, Ltd.	3,527	310,024
Julius Baer Group, Ltd.	3,700	152,539
Kuehne & Nagel International AG	14,426	1,919,562
Lindt & Spruengli AG	3	185,318
Lonza Group AG	1,041	113,280
Nestle SA	45,909	3,556,550
Novartis AG	32,888	2,978,018
Novartis AG ADR	16,000	1,448,480
Panalpina Welttransport Holding AG	25,051	3,966,126
Partners Group Holding AG	301	82,276
Roche Holding AG	34,343	10,243,261
Schindler Holding AG	903	137,263
SGS SA	80	191,700
Sika AG	37	151,288
Sonova Holding AG	936	142,807
Sulzer AG	499	70,000
Swatch Group AG	815	90,525
Swatch Group AG (BR)	443	267,508
Swiss Life Holding AG†	620	147,030
Swiss Re AG	26,651	2,371,182
Swisscom AG	363	211,013
Syngenta AG	6,720	2,502,950
Transocean, Ltd.†	5,707	256,519
UBS AG	53,391	979,557
Zurich Insurance Group AG	2,079	626,654
		40,252,124
Taiwan — 1.4%
Siliconware Precision Industries Co. ADR	212,900	1,747,909
Taiwan Semiconductor Manufacturing Co., Ltd.†	1,043,000	4,418,899
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	117,300	2,509,047
		8,675,855
Thailand — 0.6%
Bangkok Bank PCL	259,100	1,544,781
Bangkok Bank PCL NVDR	357,300	2,124,754
		3,669,535
Turkey — 0.2%
Turkiye Halk Bankasi AS†	154,277	1,157,842
United Kingdom — 16.1%
3i Group PLC	17,174	118,125
Abengoa Yield PLC†	62,296	2,356,035
Aberdeen Asset Management PLC	14,225	110,500
Admiral Group PLC	2,961	78,495
Aggreko PLC	3,744	105,723
Alent PLC	504,364	3,160,923
AMEC PLC	4,455	92,635
Anglo American PLC	20,350	498,026
Antofagasta PLC	7,334	95,767
ARM Holdings PLC	202,006	3,045,732
ASOS PLC†	1,068	54,102
Associated British Foods PLC	4,991	260,433
AstraZeneca PLC	55,309	4,108,536
Aviva PLC	42,951	375,250
Babcock International Group PLC	7,217	143,521
BAE Systems PLC	44,596	330,396
Barclays PLC	686,038	2,498,453
Berkeley Group Holdings PLC	37,700	1,560,088
BG Group PLC	49,645	1,049,286
BHP Billiton PLC	30,534	987,375
BP PLC	672,919	5,929,761
British American Tobacco PLC	26,587	1,582,524
British Land Co. PLC	12,960	155,813
British Sky Broadcasting Group PLC	13,324	206,136
BT Group PLC	114,116	751,702
Bunzl PLC	4,612	128,024
Burberry Group PLC	6,830	173,346
Capita PLC	9,303	182,297
Carnival PLC	2,709	102,367
Centrica PLC	70,160	375,344

7

Cobham PLC	18,308	97,851
Compass Group PLC†	25,482	443,513
Countrywide PLC	113,127	996,100
Croda International PLC	2,143	80,722
Diageo PLC	128,086	4,090,391
Direct Line Insurance Group PLC	21,210	97,934
easyJet PLC†	2,761	64,499
G4S PLC	21,522	93,997
GKN PLC	28,110	174,678
GlaxoSmithKline PLC	178,691	4,782,896
Hammerson PLC	10,127	100,522
Hargreaves Lansdown PLC	4,261	90,278
HSBC Holdings PLC	686,519	6,966,032
ICAP PLC	9,233	60,045
IMI PLC	4,636	117,979
Imperial Tobacco Group PLC	80,852	3,639,134
Inmarsat PLC	7,040	90,061
InterContinental Hotels Group PLC†	3,981	164,945
Intertek Group PLC	2,413	113,523
Intu Properties PLC	13,388	71,394
Investec PLC	10,368	95,639
ITV PLC	60,034	183,087
J Sainsbury PLC	16,127	87,077
Johnson Matthey PLC	3,024	160,433
Kingfisher PLC	35,904	220,591
Land Securities Group PLC	10,515	186,432
Legal & General Group PLC	89,833	346,530
Lloyds Banking Group PLC†	3,012,964	3,828,617
London Stock Exchange Group PLC	2,939	100,948
Marks & Spencer Group PLC	25,043	182,235
Meggitt PLC	10,998	95,239
Melrose Industries PLC	17,072	76,023
National Grid PLC	49,971	718,371
Next PLC	2,244	248,665
Old Mutual PLC	70,156	237,368
Pearson PLC	11,736	231,781
Persimmon PLC	5,094	110,978
Prudential PLC	244,696	5,615,742
Reckitt Benckiser Group PLC	46,940	4,096,988
Reed Elsevier PLC	16,842	270,940
Rexam PLC	8,879	81,296
Rio Tinto PLC	18,401	978,912
Rio Tinto PLC ADR	24,700	1,340,716
Rolls-Royce Holdings PLC	26,894	492,022
Royal Bank of Scotland Group PLC†	39,204	220,336
Royal Dutch Shell PLC ADR	23,700	1,952,169
Royal Dutch Shell PLC, Class A	54,812	2,268,680
Royal Dutch Shell PLC, Class B	35,126	1,528,414
Royal Mail PLC†	10,041	85,749
RSA Insurance Group PLC	15,459	125,616
SABMiller PLC†	78,593	4,556,997
Sage Group PLC	16,462	108,213
Schroders PLC	2,269	97,312
Segro PLC	12,506	73,882
Severn Trent PLC	3,703	122,437
Smith & Nephew PLC	13,310	236,671
Smiths Group PLC	75,665	1,679,525
Sports Direct International PLC†	4,902	59,270
SSE PLC	117,957	3,163,328
Standard Chartered PLC	34,854	712,211
Standard Life PLC	36,854	235,952
Tate & Lyle PLC	87,340	1,023,147
Tesco PLC	114,611	557,445
Travis Perkins PLC	4,211	118,046
TUI Travel PLC	9,664	65,825
Tullow Oil PLC	13,119	191,627
Unilever PLC	70,906	3,216,949
United Utilities Group PLC	9,906	149,527
Vodafone Group PLC	903,757	3,016,045
Weir Group PLC	3,184	142,712
Whitbread PLC	2,973	224,330
William Hill PLC	15,289	85,823
WM Morrison Supermarkets PLC	34,257	107,523
		99,065,600
Total Common Stocks (cost $489,292,873)		569,959,727

PREFERRED SECURITIES — 1.9%
Brazil — 0.5%
AES Tiete SA†	255,200	2,245,344
Cia de Gas de Sao Paulo†	29,000	643,132
		2,888,476
Germany — 1.4%
Bayerische Motoren Werke AG	764	73,240
Fuchs Petrolub SE	1,422	64,295
Henkel AG & Co. KGaA	2,672	308,910
Porsche Automobil Holding SE	2,420	252,140
Volkswagen AG	31,358	8,235,608
		8,934,193
Total Preferred Securities (cost $11,386,075)		11,822,669
EXCHANGE-TRADED FUNDS — 0.8%
WisdomTree India Earnings Fund (cost $4,158,572)	224,615	5,047,099
Total Long-Term Investment Securities (cost $504,837,520)		586,829,495

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.4%
BNP Paribas Finance, Inc. 0.01% due 07/01/2014	8,300,000	8,300,000
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2014	2,580,000	2,580,000

8

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.04% due 08/28/2014(3)	220,000	219,992
0.05% due 10/30/2014(3)	340,000	339,958
		559,950
Total Short-Term Investment Securities (cost $11,439,958)		11,439,950
Repurchase Agreement — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 6/30/2014, to be repurchased 07/01/2014 in the amount of $7,918,000 collateralized by $5,730,000 of United States Treasury Bonds, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $8,081,093.	7,918,000	7,918,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 6/30/2014, to be repurchased 07/01/2014 in the amount of $2,580,000 collateralized by $2,815,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,635,749.	2,580,000	2,580,000
Total Repurchase Agreements (cost $10,498,000)		10,498,000
TOTAL INVESTMENTS — (cost $526,775,478)(4)	99.1%	608,767,445
Other assets less liabilities	0.9	5,357,285
NET ASSETS —	100.0%	$614,124,730

†				Non-income producing security
(1)				Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)				Illiquid security. At June 30, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)				The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)				See Note 4 for cost of investments on a tax basis.
ADR				- American Depository Receipt
BR				- Bearer Shares
CDI				- Chess Depositary Interest
CVA				- Certification Van Aandelen (Dutch Cert.)
FDR				- Fiduciary Depository Receipt
ISE				- Irish Stock Exchange
LSE				- London Stock Exchange
NVDR				- Non-Voting Depository Receipt
RSP				- Risparmio Shares — Savings Shares on the Italian Stock Exchange
SDR				- Swedish Depository Receipt

Open Futures Contracts

Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2014	(Depreciation)
94	Long	MSCI E-Mini Index	September 2014	$9,211,598	$9,253,830	$42,232

9

Industry Allocation*
Banks-Commercial	7.8%
Medical-Drugs	6.9
Diversified Banking Institutions	5.1
Oil Companies-Integrated	4.0
Auto-Cars/Light Trucks	3.5
Insurance-Life/Health	3.2
Telephone-Integrated	2.6
Tobacco	2.3
Insurance-Multi-line	2.2
Transport-Services	2.1
Food-Misc./Diversified	2.0
Oil Companies-Exploration & Production	2.0
Chemicals-Diversified	1.9
Repurchase Agreements	1.7
Brewery	1.6
Electronic Components-Semiconductors	1.6
Real Estate Management/Services	1.5
Semiconductor Components-Integrated Circuits	1.4
Commercial Paper	1.4
Metal-Diversified	1.3
Building-Heavy Construction	1.3
Import/Export	1.2
Electric-Integrated	1.1
Diversified Manufacturing Operations	1.1
Advertising Agencies	1.1
Beverages-Wine/Spirits	1.1
Electric Products-Misc.	1.1
Cellular Telecom	1.0
Transport-Marine	1.0
Building-Residential/Commercial	1.0
Auto/Truck Parts & Equipment-Original	0.9
Leisure Products	0.9
Retail-Jewelry	0.9
Wireless Equipment	0.9
Diversified Minerals	0.9
Airlines	0.8
Steel-Producers	0.8
Exchange-Traded Funds	0.8
Soap & Cleaning Preparation	0.8
Machinery-General Industrial	0.8
Consumer Products-Misc.	0.7
Real Estate Operations & Development	0.7
Optical Supplies	0.6
Casino Hotels	0.6
E-Commerce/Products	0.6
Electronic Measurement Instruments	0.6
Cosmetics & Toiletries	0.6
Diversified Operations	0.5
Pharmacy Services	0.5
Power Converter/Supply Equipment	0.5
Advanced Materials	0.5
Insurance-Reinsurance	0.5
Food-Retail	0.5
Oil-Field Services	0.5
Filtration/Separation Products	0.5
Electronic Components-Misc.	0.5
Real Estate Investment Trusts	0.4
Public Thoroughfares	0.4
Agricultural Chemicals	0.4
Finance-Other Services	0.4
Time Deposits	0.4
Gas-Distribution	0.4
Finance-Leasing Companies	0.4
Web Portals/ISP	0.4
Metal Processors & Fabrication	0.4
Dialysis Centers	0.4
Independent Power Producers	0.4
Steel-Specialty	0.4
Electric-Generation	0.4
Gas-Transportation	0.4
Medical-Biomedical/Gene	0.4
Computers-Integrated Systems	0.4
Retail-Apparel/Shoe	0.4
Apparel Manufacturers	0.3
Retail-Major Department Stores	0.3
Coatings/Paint	0.3
Commercial Services	0.3
E-Commerce/Services	0.3
Telecom Services	0.3
Rubber-Tires	0.3
Building Products-Cement	0.3
Finance-Investment Banker/Broker	0.3
Transport-Rail	0.2
Petrochemicals	0.2
Airport Development/Maintenance	0.2
Applications Software	0.2
Industrial Gases	0.2
Internet Content-Entertainment	0.2
Aerospace/Defense	0.2
Enterprise Software/Service	0.2
Audio/Video Products	0.2
Machinery-Electrical	0.2
Insurance-Property/Casualty	0.1
Television	0.1
Building & Construction Products-Misc.	0.1
Engineering/R&D Services	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
Office Automation & Equipment	0.1
Machinery-Construction & Mining	0.1
Medical Products	0.1
Medical-Generic Drugs	0.1
Semiconductor Equipment	0.1
Chemicals-Specialty	0.1
Retail-Misc./Diversified	0.1
Investment Management/Advisor Services	0.1
U.S. Government Treasuries	0.1
Human Resources	0.1
Oil & Gas Drilling	0.1
Industrial Automated/Robotic	0.1
Food-Catering	0.1
Machinery-Farming	0.1
Publishing-Periodicals	0.1
Advertising Services	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Multimedia	0.1
Security Services	0.1
Building Products-Air & Heating	0.1
Energy-Alternate Sources	0.1
Electronics-Military	0.1
Transactional Software	0.1
Commercial Services-Finance	0.1
99.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$15,198,724	$—	$0	$15,198,724
France	35,635,228	—	—	35,635,228
Germany	34,430,292	—	—	34,430,292
Japan	109,074,196	—	—	109,074,196
Switzerland	40,252,124	—	—	40,252,124
United Kingdom	99,065,600	—	—	99,065,600
Other Countries*	236,303,563	—	—	236,303,563
Preferred Securities	11,822,669	—	—	11,822,669
Exchange-Traded Funds	5,047,099	—	—	5,047,099
Short-Term Investment Securities:
Commercial Paper	—	8,300,000	—	8,300,000
Time Deposits	—	2,580,000	—	2,580,000
U.S. Government Treasuries	—	559,950	—	559,950
Repurchase Agreements	—	10,498,000	—	10,498,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	42,232	—	—	42,232
Total	$586,871,727	$21,937,950	$0	$608,809,677

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $518,364,682 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
ASSET BACKED SECURITIES — 11.3%
Diversified Financial Services — 11.3%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.42% due 11/25/2035(1)	$313,695	$291,017
Alternative Loan Trust FRS Series 2005-72, Class A1 0.42% due 01/25/2036(1)	110,527	98,177
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.06% due 10/25/2046(1)	89,985	66,218
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.19% due 06/08/2020	143,000	143,504
AMMC CDO FRS Series 2014-14A, Class A1L 1.68% due 07/27/2026*(2)	1,190,000	1,188,215
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(2)	1,315,000	1,318,259
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.68% due 01/19/2025*(2)	795,000	794,998
ARES CLO Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(2)	1,165,000	1,167,038
ARES CLO, Ltd. FRS Series 2014-1A, Class A1 1.76% due 04/17/2026*(2)	1,215,000	1,218,243
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.45% due 01/15/2021*	174,643	174,526
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.81% due 07/16/2026*(2)	540,000	540,002
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.08% due 04/17/2023*(2)	485,000	484,998
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(3)	1,425,000	1,511,376
Avery Point CLO, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/25/2026*(2)	1,205,000	1,207,606
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	87,000	87,624
Babson CLO Ltd. FRS Series 2014-IA, Class A1 1.72% due 07/12/2025*(2)	295,000	294,877
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(3)	858,280	955,715
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.21% due 01/25/2037(1)	29,357	18,832
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.38% due 02/20/2047(1)	665,004	571,836
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,145,094
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.32% due 01/25/2037(1)	34,728	26,194
BCAP LLC Trust FRS Series 2007-AA2, Class 12A1 0.36% due 05/25/2047(1)	38,938	29,074
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.53% due 05/25/2036(1)	186,258	135,779
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.63% due 02/25/2036(1)	95,352	79,985
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(3)	36,396	37,322
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.29% due 10/12/2042(3)	35,000	36,546
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	28,017	30,856
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	288,815	313,647
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.35% due 02/25/2037(1)	299,817	210,276
Cabela’s Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	390,648
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	350,706
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	131,283
Cent CLO FRS Series 2014-21A, Class A1A 1.72% due 07/27/2026*(2)	820,000	820,325
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	316,231
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	34,893	29,319
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(2)	1,285,000	1,283,540
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	213,891

1

Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	380,000	388,222
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	312,415
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	625,980
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	830,000	865,998
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	875,000	925,552
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,186,760
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	947,046
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(3)	345,143	386,418
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	1,190,000	1,294,651
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	171,719	176,375
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*	246,000	247,158
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	33,074	33,075
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(3)	975,000	1,074,163
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	43,969
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	359,093
Commercial Mtg. Pass Through Certs. Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	431,003
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	801,913
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	1,115,000	1,174,558
Commercial Mtg. Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	695,000	732,781
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(3)	1,115,155	1,185,771
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	715,558
Commercial Mtg. Pass Through Certs. VRS Series 2014-CR15, Class A4 4.07% due 02/10/2047(3)	1,120,000	1,191,224
Commercial Mtg. Pass Through Certs. Series 2013-CR9, Class A3 4.26% due 07/10/2045(3)	130,000	138,418
Commercial Mtg. Pass Through Certs. Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	914,544
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(3)	700,000	759,952
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(3)	141,878	152,071

Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,048,260
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	951,155
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.47% due 11/25/2035(1)	97,706	79,348
Countrywide Alternative Loan Trust FRS Series 2006-29T1, Class 2A16 0.60% due 10/25/2036(1)	575,317	407,100
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.95% due 12/25/2035(1)	517,704	421,736
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	340,724	286,255
Countrywide Alternative Loan Trust Series 2007-9T1, Class 2A1 6.00% due 05/25/2037(1)	130,640	109,185
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	426,511	306,930
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	96,947	98,591

2

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	2,634	2,639
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	627,332
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	380,000	389,912
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	87,336	93,240
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.67% due 09/25/2047(1)	435,754	388,528
CWHL Mtg. Pass Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	301,016	286,366
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.30% due 03/25/2037(1)	33,658	23,221
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	46,380	49,841
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(2)	1,260,000	1,255,077
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(2)	1,370,000	1,370,052
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.04% due 03/19/2046(1)	381,963	294,494
First Horizon Alternative Mtg. Securities Trust FRS Series 2006-AA1, Class 2A1 2.21% due 04/25/2036(1)	25,646	21,141
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA9, Class 3A1 2.22% due 11/25/2035(1)	396,153	330,341
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA7, Class 2A1 2.24% due 09/25/2035(1)	168,760	149,010
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	295,000	295,876
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	176,215
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	362,615	362,606
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.13% due 07/17/2026*(2)(4)	290,000	290,000
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	99,000	99,516
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	100,000	100,897
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	226,000	227,232
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.47% due 02/15/2019	190,000	189,836
FREMF Mtg. Trust VRS Series 2012-K19, Class B 4.18% due 05/25/2045*(3)	20,037	20,904
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.49% due 11/10/2045(3)	810,222	848,428
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 2.94% due 04/19/2036(1)	582,303	523,821
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.10% due 09/19/2035(1)	115,725	108,707

GRACE 2014-GRCE Mtg. Trust Series 2014-GRCE, Class A 3.37% due 06/10/2028*(3)	850,000	877,513
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	284,000	315,725
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	208,000	208,923
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(3)	1,070,000	1,047,428
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,268,294
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	181,979
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,269,077
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,049,376
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(3)	325,000	335,857

3

GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	1,060,000	1,120,434
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(3)	425,000	458,821
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/2045(3)	544,830	603,325
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.20% due 12/25/2046	67,311	46,782
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.23% due 02/25/2037	589,828	318,709
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.24% due 12/25/2036	19,465	10,001
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.39% due 11/25/2036	157,761	94,029
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	144,231	83,949
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	273,145	168,816
GSAA Trust FRS Series 2007-3, Class 1A2 0.32% due 03/25/2047	106,936	53,116
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	326,919
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.65% due 11/25/2035(1)	28,000	20,515
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.66% due 01/25/2036(1)	146,479	135,772
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(1)	27,743	26,117
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.34% due 01/19/2038(1)	18,446	15,902
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.40% due 12/19/2036(1)	432,701	287,786
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,321,606
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.43% due 07/25/2035(1)	9,034	7,809
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.46% due 08/25/2035(1)	132,732	104,230
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.62% due 12/25/2036(1)	575,223	506,087
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A1R 1.43% due 03/14/2022*(2)	660,000	659,999
ING IM CLO, Ltd. FRS Series 2014-1A, Class A1 1.77% due 04/18/2026*(2)	1,250,000	1,248,482
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.15% due 06/17/2031*	170,000	170,260
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	841,046
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(3)	850,000	839,009
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,008,259

JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,210,000	1,261,138
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,057,755
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	59,118	63,673
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(3)	820,000	904,466
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.74% due 05/25/2036(1)	53,841	48,178
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(3)	509,000	529,516
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	625,000	660,114
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,250,779

4

JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	360,221
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(3)	205,471	225,357
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	769,068	824,052
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(3)	581,839	628,189
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)	100,000	113,769
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.34% due 11/25/2046(1)	405,077	332,850
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.39% due 06/25/2047(1)	46,592	32,464
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.41% due 11/25/2035	92,404	66,884
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.00% due 09/25/2047(1)	378,708	316,915
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(2)	1,295,000	1,298,173
Luminent Mtg. Trust FRS Series 2006-2, Class A1A 0.35% due 02/25/2046(1)	453,236	341,951
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.41% due 11/25/2035(1)	474,920	427,947
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.72% due 07/20/2026*(2)	1,290,000	1,292,060
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.68% due 01/19/2025*(2)	750,000	749,042
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(2)(4)	1,115,000	1,114,431
Magnetite CLO, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(2)(4)	895,000	895,000
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.71% due 04/15/2026*(2)	835,000	834,431
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.51% due 07/25/2035(1)	482,901	416,558
Merrill Lynch Mtg. Trust VRS(3) Series 2005-MCP1, Class A4 4.75% due 06/12/2043	40,000	40,939
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	983,840	1,061,448
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	694,316
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	650,000	717,499
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE4, Class A3 0.30% due 06/25/2036	332,746	242,314
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.30% due 06/25/2036	59,763	52,713
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(3)	150,440	153,360
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,129,732

Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.99% due 08/13/2042(3)	465,000	477,603
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(3)	1,100,639	1,185,774
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,383,873
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,109,400	1,235,508
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A1 0.32% due 05/25/2036(1)	103,161	56,165
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A3 0.32% due 05/25/2036(1)	107,635	58,601
Neuberger Berman CLO, Ltd. FRS Series 2014-16A, Class A1 1.74% due 04/15/2026*(2)	955,000	953,227
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.38% due 04/25/2037	575,000	349,141
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	230,106
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	326,993	316,672
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.62% due 07/20/2026*(2)(4)	405,000	405,000

5

OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(2)	1,265,000	1,268,160
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.92% due 09/25/2046(1)	317,527	217,768
Residential Accredit Loans, Inc. FRS Series 2007-QH9, Class A1 1.42% due 11/25/2037(1)	71,255	44,643
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.04% due 04/25/2037(1)	59,923	52,601
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	202,887	208,628
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.24% due 07/25/2036	235,471	111,808
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.70% due 07/17/2026*(2)	955,000	954,900
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.47% due 07/20/2037(1)	42,171	34,966
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.71% due 07/17/2026*(2)(4)	985,000	978,991
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	170,318	182,876
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.33% due 07/25/2037	50,000	30,701
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	755,000	756,333
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-1, Class 1A1 0.30% due 02/25/2037(1)	41,738	29,601
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.45% due 09/25/2034(1)	48,177	43,025
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR8, Class A1A 0.43% due 02/25/2036(1)	35,070	28,038
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.48% due 07/14/2026*(2)	1,130,000	1,128,888
TAL Advantage LLC Series 2014-2A, Class A1 1.70% due 05/20/2039*	97,873	97,936
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	126,183	128,581
UBS Commercial Mtg. Trust Series 2012-C1, Class A3 3.40% due 05/10/2045(3)	810,000	830,216
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(3)	1,200,660	1,179,101
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	1,190,000	1,190,152
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	101,235
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,186,924
Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.68% due 07/17/2026*(2)	250,000	249,997
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.41% due 10/15/2044(3)	12,540	13,090
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(3)	100,000	108,778

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(1)	78,875	79,120
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.62% due 10/25/2035(1)	325,000	307,638
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.67% due 10/25/2036(1)	362,207	338,964
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(3)(5)	997,306	34,348
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	1,405,000	1,381,427
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	532,352
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	1,140,000	1,201,024
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	1,115,000	1,185,320
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(3)	450,000	492,486
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(3)	1,000,000	1,124,277

6

WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class A4 4.90% due 06/15/2044*(3)	1,275,000	1,437,993
Total Asset Backed Securities (cost $108,851,471)		110,106,979

U.S. CORPORATE BONDS & NOTES — 25.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	403,000	404,285
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	186,000	191,928
		596,213
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	55,000	56,925
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	71,000	66,208
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	207,086
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	476,279
		683,365
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	58,000	59,885
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	73,000	75,008
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022*	175,000	175,437
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	167,578
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,330,432
		1,808,340
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	275,000	294,867
Monsanto Co. Senior Notes 2.75% due 07/15/2021	550,000	549,785
Monsanto Co. Senior Notes 4.20% due 07/15/2034	71,000	71,659
Monsanto Co. Senior Notes 4.70% due 07/15/2064	123,000	123,475
		1,039,786
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	264,732
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	454,723
		719,455
Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	83,000	84,348
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	38,907	39,880

Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	272,059	277,500
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	78,938	89,989
United Airlines, Inc., Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	100,000	104,000
		595,717
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	36,635
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	57,000	59,138
		95,773
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	93,000	93,465
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	240,056

7

Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	235,000	228,537
Auto-Cars/Light Trucks — 0.0%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	250,000	266,465
General Motors Co. Senior Notes 6.25% due 10/02/2043*	180,000	206,550
		473,015
Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	102,092
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,000,000	2,275,000
		2,377,092
Banks-Commercial — 0.6%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	272,997
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	606,509
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	356,643
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	530,000	574,387
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	263,806
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	724,456
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	281,742
PNC Bank NA Senior Notes 1.13% due 01/27/2017	392,000	393,089
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	1,000,000	963,960
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	377,452
Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	620,224
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	178,000	189,963
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	168,000	173,291
		5,798,519
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,084,375
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	261,502
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	162,028
		1,507,905
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	431,179
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	486,839
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	110,000	109,897
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	234,896
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	246,647
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	183,958
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	710,919
National City Corp. Sub. Notes 6.88% due 05/15/2019	284,000	339,187
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(7)	190,000	185,475
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	519,225
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	418,218
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	675,868
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	434,000	439,468

8

Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	2,000,000	2,006,836
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	388,092
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	895,000	929,730
Wells Fargo & Co. Sub. Notes 4.48% due 01/16/2024	396,000	419,445
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	893,000	1,023,071
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	113,787
		9,862,737
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	312,922
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	310,000	311,395
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	490,662
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	765,093
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	423,746
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	678,230
		2,669,126
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	260,000	276,900
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	100,000
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	116,358
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024*	76,000	76,570
		192,928
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,150
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	205,000	209,869
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	110,125
Toll Brothers Finance Corp. Company Guar. Notes 5.88% due 02/15/2022	140,000	152,250
		472,244
Cable/Satellite TV — 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	10,088
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	10,150

CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	60,000	62,175
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	793,938
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	305,000	313,372
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	200,000	211,531
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	674,020
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	727,775
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	218,330
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	333,437

9

Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	227,396
CSC Holdings LLC Senior Notes 8.63% due 02/15/2019	240,000	285,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	700,000	700,963
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	643,655
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	414,640
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	261,000	276,745
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	167,448
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	120,967
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	305,625
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	240,000	285,000
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	65,000	86,358
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	737,083
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	800,000	896,487
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	337,401
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	262,453
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	419,000	521,358
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	354,993
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	144,000	193,712
		10,172,400
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	79,000	82,555
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	89,000	95,675
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	65,000	65,975
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	53,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,125
		348,205
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	138,577
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	520,000	598,000
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	77,000	85,181
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	15,000	15,788
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	91,000	97,256
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	400,000	433,000
		1,367,802
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	83,000
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	150,000	148,875

10

Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	106,000
		337,875
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	140,942
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	100,000	106,250
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	64,000	69,280
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	270,000	281,475
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	120,000	120,900
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	154,787
		732,692
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	42,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	100,560
		142,960
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	627,000	604,228
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	202,326
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	28,000	26,906
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	19,168
		852,628
Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,870,000	1,886,110
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	202,607
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	630,596
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	624,812
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	209,050
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	246,620
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	522,000	600,841
		4,400,636
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	113,000	119,215
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	270,000	288,900
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	113,000	125,289
		414,189
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	168,840
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	103,005
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	403,289
		506,294
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	355,000	378,962
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	10,000	10,675
		389,637

11

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	48,000	48,300
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	270,000	294,975
		343,275
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	45,000	44,370
Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,750,000	1,770,585
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	260,000	265,338
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	742,075
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	375,000	397,854
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	615,000	691,536
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	603,978
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	912,567
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	395,408
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	755,000	932,562
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	151,972
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	1,425,000	1,448,226
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	845,000	865,500
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	441,574
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	425,000	440,062
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	203,000	211,739
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	375,000	429,727
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	435,033
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	757,000	847,484
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	548,998
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	691,273
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	1,160,000	1,328,431
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	105,818
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,556
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	812,429
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,150,000	1,148,482
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,155,383
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	332,000	372,814
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	962,860
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	500,000	578,592
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	10,000	11,392
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	106,598

12

Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	260,000	317,175
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	449,574
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,647,000	1,981,397
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,717,806
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,460,000	1,433,018
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,817
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	668,000	723,336
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	246,541
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	578,684
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	605,690
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	805,000	909,957
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	408,807
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	425,636
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	807,000	930,985
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,060,318
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,277,558
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	116,633
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,718,674
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	429,760
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	406,912
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	1,007,000	1,021,514
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	225,369
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	185,000	198,582
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	229,955
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	266,904
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	170,952
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,431,992
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	152,843
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,166
		39,492,401
Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	287,813
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	475,000	481,824
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	413,143
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	194,000	216,026
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	633,863
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	289,965
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	284,006
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	715,000	867,442

13

General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,100,000	1,303,003
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	186,315
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	490,000	646,388
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	276,474
		5,886,262
Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022	430,000	416,367
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	158,024
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	415,000	483,563
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	104,575
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	250,833
		1,413,362
E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	428,000	448,330
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	329,181
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	67,320
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	64,417
AES Corp. Senior Notes 8.00% due 06/01/2020	240,000	288,600
		420,337
Electric-Integrated — 1.9%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	105,557
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	269,614
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	296,605
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	74,000	78,723
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,779
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	534,163
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	378,204
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	221,230
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	343,281
DPL, Inc. Senior Notes 7.25% due 10/15/2021	400,000	440,000
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	77,884
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	51,050
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	62,695
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	470,479
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,751,221
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	951,969
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	216,034
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,627,187
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	82,543
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	365,454

14

FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	202,095
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	193,000	194,992
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	183,000	185,415
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	291,283
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	49,978
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	376,892
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	100,562
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	515,003
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	626,118
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	244,775
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	282,009
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	437,000	470,707
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	91,914
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	794,470
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	430,207
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	177,396
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	268,786
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	271,423
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	178,448
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	100,726
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	86,256
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	493,106
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	219,696
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	288,053
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	601,687
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	164,577
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	235,000	235,348
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	189,370
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	187,521
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	345,685
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	166,826
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	113,734
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,101,122
		18,494,852
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	75,252
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	334,392
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	178,361
		588,005
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	180,000	180,051

15

Enterprise Software/Service — 0.2%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	65,000	66,869
Oracle Corp. Sr. Notes 2.80% due 07/08/2021	425,000	424,384
Oracle Corp. Senior Notes 3.63% due 07/15/2023	290,000	298,772
Oracle Corp. Senior Notes 4.30% due 07/08/2034	362,000	361,855
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	287,288
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	200,766
		1,639,934
Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	100,000	107,750
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	270,000	297,000
		404,750
Finance-Auto Loans — 0.5%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	14,000	14,136
American Honda Finance Corp. FRS Senior Notes 0.60% due 05/26/2016*	500,000	502,154
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	275,871
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	115,625
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	305,760
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	254,479
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	915,000	968,021
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,438,227
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	431,668
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	60,000	76,725
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	370,000	423,187
		4,805,853
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	126,000	125,528
SLM Corp. Senior Notes 7.25% due 01/25/2022	670,000	741,187
		866,715
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.00% due 03/19/2018	975,000	1,159,423
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	728,857
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	177,575
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,501
		2,111,356
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	494,328
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	255,866
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	10
		750,217
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	721,000	778,680
Finance-Other Services — 0.1%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	43,000	42,678
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	356,869

16

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	366,432
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	194,787
		960,766
Financial Guarantee Insurance — 0.0%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 5.00% due 07/01/2024	164,000	163,023
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	79,875
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	84,000	90,090
Food-Misc./Diversified — 0.2%
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	595,000	636,113
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	131,000	167,749
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	1,000,000	1,035,793
		1,839,655
Food-Retail — 0.0%
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	237,664
Food-Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	31,000	31,155
Forestry — 0.1%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	675,584
Funeral Services & Related Items — 0.0%
Service Corp International Senior Notes 5.38% due 01/15/2022	225,000	232,875
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC / Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(2)(4)(9)	1,767	442
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	111,108
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,208,401
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	71,819
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	132,895
		1,524,223
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	88,000	79,299
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	280,000	288,750
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	230,000	232,505
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	29,540
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	425,000	457,937
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	70,000	75,950
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	60,363
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	76,000	80,940
		704,730
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	515,759
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	130,127
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	308,465
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,484,671

17

Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	277,667
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	9,000	9,532
		2,210,462
Insurance-Life/Health — 0.4%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	444,374
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	245,799
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	434,346
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	346,124
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	211,284
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,353
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	59,716
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	129,107
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	186,000	186,989
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	431,910
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	376,424
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	180,000	222,912
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	469,429
		3,628,767
Insurance-Multi-line — 0.6%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	418,745
Guardian Life Insurance Co. of America Sub. Notes 4.88% due 06/19/2064*	114,000	114,603
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	138,712
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	757,317
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	182,313
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	450,489
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	337,573
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,600,000	2,627,043
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	194,000	198,736
Nationwide Mutual Insurance Co. Senior Notes 9.38% due 08/15/2039*	350,000	544,727
		5,770,258
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	788,324
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	224,733
		1,013,057
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	322,872
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	349,075
Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	166,000	168,283
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016	130,000	141,050
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	444,000	444,941
		754,274

18

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	61,000	64,050
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	426,471
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	56,543
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	116,000	150,529
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	77,000	80,658
		287,730
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	256,235
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,180,347
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	422,122
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	241,433
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	599,004
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	528,442
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	713,704
		3,941,287
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	196,317
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	938,836
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	82,000	83,640
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	130,000	129,837
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	321,000	350,538
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	532,805
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	981,073
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	545,000	539,112
		3,752,158
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	353,088
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	495,000	496,303
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	150,000	144,905
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	200,000	203,484
Centene Corp. Senior Notes 4.75% due 05/15/2022	130,000	131,950
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	164,839
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	93,161
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	156,400
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	334,586
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	139,262
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	95,000	101,175
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	136,030

19

WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	127,267
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	325,000	353,892
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	326,720
		2,909,974
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	91,350
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	90,000	92,250
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,254
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	109,000	118,129
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	130,781
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	380,000	427,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	76,000	81,035
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	234,560
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	60,000	60,825
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	380,000	421,800
		1,687,484
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 4.88% due 03/15/2044	1,100,000	1,155,174
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.10% due 03/15/2020	380,000	383,757
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	130,000	128,739
		512,496
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,154,167
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	143,443
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	28,615
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	94,348
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	374,114
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	1,115,000	1,351,339
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	186,806
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	181,010
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	119,464
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	63,714
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	207,000	266,903
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	236,676
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	173,121
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	360,000	358,168
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	76,013
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	625,000	659,044
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	304,507

20

Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	867,903
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	401,097
		7,040,452
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	166,000	167,290
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	40,000	41,350
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	646,095
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	115,438
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	637,265
		1,440,148
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	304,000	314,442
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	283,642
		598,084
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	49,000	51,328
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	159,000	171,642
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	49,000	51,450
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	332,267
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	252,189
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	143,917
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	437,000	557,283
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	55,000	57,063
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	85,905
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	33,000	35,145
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	55,080
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	35,000	35,656
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	260,000	286,650
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	373,414
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	536,439
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	125,000	127,812
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	210,708
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	47,000	52,993
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	120,750
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	74,000	80,753
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	130,000	130,000
Legacy Reserves LP / Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	64,000	64,960

21

Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	82,654
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	50,000	54,875
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	130,000	137,800
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	174,000	185,745
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	83,812
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	226,800
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	339,625
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	81,000	90,619
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	785,000	891,956
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	75,000	83,250
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	150,000	153,750
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	46,294
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	89,000	91,892
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	110,000	119,350
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	60,000	62,700
		6,241,556
Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	485,819
Hess Corp. Senior Notes 5.60% due 02/15/2041	530,000	616,278
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	199,431
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	449,222
		1,750,750
Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	87,358
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	25,000	25,281
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	219,948
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	118,172
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	99,000	123,011
		573,770
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	86,330
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	225,000	268,194
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	405,713
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	284,000	327,806
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	269,981
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	82,000	85,280
		1,443,304
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,836
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016	750,000	796,342

22

Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	239,019
		1,056,197
Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	106,429
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	42,000	42,735
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	25,000	26,563
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	230,704
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	209,111
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	250,997
El Paso Corp. Company Guar. Notes 7.25% due 06/01/2018	370,000	421,337
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	370,000	415,989
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	82,129
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	32,000	34,984
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	508,000	595,057
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	51,975
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	257,608
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	850,000	912,778
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	267,044
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	193,656
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	334,230
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	320,803
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	60,062
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	238,060
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	830,395
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	93,000	94,860
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	750,000	760,553
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	625,000	633,899
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	670,955
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	94,036
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	31,000	32,163
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	76,000	77,520
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	105,960
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	290,363
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	32,000	32,400
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	30,000	30,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	75,000	79,125

23

Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	111,000	112,099
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	203,325
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	95,960
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	625,739
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	178,076
		9,999,904
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	75,000	75,000
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	420,000	434,700
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	68,475
		503,175
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	89,000	92,783
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	60,600
		153,383
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	250,000	246,562
Real Estate Investment Trusts — 1.3%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	92,052
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	176,143
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	217,818
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	347,277
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	158,416
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	446,270
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,672
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	260,269
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	251,536
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	178,881
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	75,254
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	655,332
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	61,854
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	592,459
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	55,972
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	333,982
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	600,000	609,198
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	1,120,000	1,204,774
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	158,050
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	793,748
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	162,621
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	312,236
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,855
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	120,098

24

Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	174,000	177,717
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	70,000	74,214
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	202,917
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	197,508
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	808,999
Prologis LP Company Guar. Notes 6.63% due 05/15/2018	177,000	206,577
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	518,806
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	425,000	456,302
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	187,611
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	372,408
Simon Property Group LP Senior Notes 5.65% due 02/01/2020	195,000	227,816
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	75,135
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,058,612
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	109,477
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	159,986
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	316,363
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	252,162
		12,770,377
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	129,737
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	102,000	102,359
Regency Centers LP Company Guar. Notes 5.25% due 08/01/2015	305,000	319,375
		421,734
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(4)(9)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	490,000	489,280
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	113,611
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,898
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	281,725
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	260,000	274,950
		1,169,464
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	78,000	78,195
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	241,000	254,122
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,181,414
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	452,008
		1,887,544
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	422,000	465,782
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	24,265

25

Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	581,379
Lowes Cos., Inc. Senior Notes 6.65% due 09/15/2037	441,000	580,472
		1,186,116
Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	121,000	114,278
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	175,000	176,751
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	578,497
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	700,471
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	351,844
		1,921,841
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	1,725,000	1,666,143
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	125,898
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	280,164
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	94,952	101,135
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	68,605	76,795
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	124,404	142,136
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	178,104	205,025
		2,597,296
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	98,000	93,345
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	100,000	103,000
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	250,000	270,625
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	79,058
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	103,400
McDonald’s Corp. Senior Notes 3.70% due 02/15/2042	130,000	119,835
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	121,000	123,420
		346,655
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	178,166
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	461,000	532,883
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	382,074
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	123,257
		1,216,380
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	176,840
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	76,000	72,268
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	78,733
		327,841
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	266,000	242,060
ADT Corp. Senior Notes 6.25% due 10/15/2021	280,000	296,800
		538,860
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	359,000	392,207

26

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	242,290
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	282,522
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	562,256
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	390,000	477,981
		1,565,049
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	126,300
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	63,000	64,260
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	62,540
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	740,000	746,735
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	105,000	107,079
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	120,000	132,300
		1,048,654
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	110,000	120,450
Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	30,000	30,508
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	22,000	21,780
		52,288
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 2.95% due 05/15/2016	300,000	311,802
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	276,000	261,625
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,451,000	1,481,266
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	876,702
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	88,506
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	178,180
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	61,073
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	173,250
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	375,000	386,529
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	475,366
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	375,000	401,055
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	469,868
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	242,000	266,198
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	3,410,000	3,816,107
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	1,217,000	1,490,750
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	720,590
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,175,000	1,478,668
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	540,000	740,565
		13,678,100
Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	124,000	131,905

27

Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	395,000	530,794
		662,699
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	649,543
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	41,195
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	87,000	113,999
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	68,299
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	139,891
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	190,000	217,578
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	210,573
		1,441,078
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	43,000	43,860
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	1,125,000	1,240,164
CSX Corp. Senior Notes 4.25% due 06/01/2021	1,095,000	1,194,565
CSX Corp. Senior Notes 6.22% due 04/30/2040	300,000	376,715
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	64,000	67,600
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	284,017
		3,163,061
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,038,954
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	208,623
		1,247,577
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	23,000	25,530
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,032
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	185,026
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,526
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,159,927
		1,431,511
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	399,000	408,975
Total U.S. Corporate Bonds & Notes
(cost $238,049,531)		248,744,693

FOREIGN CORPORATE BONDS & NOTES — 5.6%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	114,354
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	87,000
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	299,000	301,944
Banks-Commercial — 1.3%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	215,000	215,814
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	202,455

28

ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	487,000	489,756
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	793,000	800,756
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000	2,541,087
Barclays Bank PLC Senior Notes 6.75% due 05/22/2019	150,000	180,639
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018	1,240,000	1,256,945
BPCE SA Sub. Notes 5.15% due 07/21/2024*	780,000	823,450
Commerzbank AG Sub. Notes 8.13% due 09/19/2023*	200,000	242,702
Credit Suisse Senior Notes 1.38% due 05/26/2017	2,198,000	2,205,064
Credit Suisse Sub. Notes 5.40% due 01/14/2020	193,000	216,874
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	314,000	348,540
ING Bank NV Senior Notes 4.00% due 03/15/2016*	389,000	408,891
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	370,000	374,371
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	227,000	228,435
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	389,000	388,220
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	387,952
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	602,000	642,038
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	208,000	218,018
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000	580,880
		12,752,887
Banks-Money Center — 0.3%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	311,161
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	1,070,000	1,080,369
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*	875,000	896,745
		2,288,275
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	297,544
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	584,719
Building-Heavy Construction — 0.0%
Odebrecht Finance, Ltd. Company Guar. Notes 5.25% due 06/27/2029*	235,000	233,942
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	226,931
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	349,598
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	347,670
		697,268
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	78,000	85,215
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	231,866
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	82,000	86,100
Diversified Banking Institutions — 1.1%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000	936,961
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000	246,902
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	139,213
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,663,000	1,662,448
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000	784,096

29

HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	227,256
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	251,638
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,450,000	1,850,038
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	775,000	790,984
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,735,000	1,761,717
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	295,000	318,955
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	137,000	149,959
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	420,000	459,368
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	586,017
UBS AG Sub. Notes 7.63% due 08/17/2022	250,000	301,018
		10,466,570
Diversified Financial Services — 0.0%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	246,000	256,470
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	49,000	50,470
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	223,143
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	329,000	352,853
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	97,000	103,399
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	157,374
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	202,563
		1,039,332
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	264,289
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	1,004,135
		1,268,424
Electric-Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	95,987
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	300,000	308,250
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,270
Food-Meat Products — 0.0%
BRF SA Senior Notes 4.75% due 05/22/2024*	225,000	221,625
Gold Mining — 0.1%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*	50,000	49,500
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	600,000	597,509
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	128,179
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	130,000	135,271
		910,459
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	80,000	83,200
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	408,829
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	250,844
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	20,000	20,575
Medical-Generic Drugs — 0.0%		680,248
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024*	129,000	130,400
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	129,000	130,219
		260,619

30

Metal-Aluminum — 0.0%
Cia Brasileira de Aluminio Company Guar. Notes 4.75% due 06/17/2024*	208,000	204,360
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	238,934
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	505,404
		744,338
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	172,000	168,508
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	396,000	458,109
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	74,000	89,528
		547,637
Oil Companies-Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	134,000	182,431
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000	515,407
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	448,019
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000	497,981
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	484,369
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	461,681
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	271,519
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	1,083,037
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	158,057
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	130,000	141,050
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	52,063
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	79,500
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	47,000	51,818
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	117,750
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	358,620
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	263,000	285,155
		5,188,457
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	25,035

BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	333,000	340,096
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000	1,374,165
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	229,000	236,111
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	850,000	876,228
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	578,018
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	138,000	142,731
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	1,280,000	1,270,400
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	134,000	147,735
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	186,000	193,626
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	128,000	148,640
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	527,013
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,038,794
		6,898,592

31

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	905,000	901,516
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	110,700
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	135,000	136,350
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	48,358
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	443,448
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	13,000	12,903
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/2019*	150,000	159,562
		172,465
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	31,000	34,720
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	53,125
		87,845
Telecom Services — 0.1%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	200,000	213,000
Turk Telekomunikasyon AS Senior Notes 4.88% due 06/19/2024*	290,000	281,329
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	159,750
		654,079
Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	268,762
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	259,661
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	614,247
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	290,000	291,713
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	271,000	313,344
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	315,000	363,038
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	356,000	357,335
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	418,030
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	309,633
		3,195,763

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 4.45% due 03/15/2023	425,000	465,521
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	353,975
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	467,515
		1,287,011
Total Foreign Corporate Bonds & Notes (cost $52,600,821)		54,428,396

U.S. GOVERNMENT AGENCIES — 15.6%
Federal Home Loan Bank — 0.9%
0.38% due 06/24/2016	2,365,000	2,358,404
1.25% due 12/12/2014	660,000	663,321
2.75% due 03/13/2015	5,680,000	5,783,081
		8,804,806
Federal Home Loan Mtg. Corp. — 4.1%
0.88% due 03/07/2018	8,000,000	7,885,784
1.00% due 08/27/2014	2,544,000	2,547,597
1.25% due 10/02/2019	1,272,000	1,235,398
2.00% due 08/25/2016	8,055,000	8,297,480
2.38% due 01/13/2022	1,097,000	1,094,841
2.50% due 01/01/2028	272,858	277,254
2.50% due 04/01/2028	886,961	901,249
3.00% due 08/01/2027	885,074	918,520
3.00% due 10/01/2042	480,077	475,770
3.00% due 11/01/2042	672,370	664,046
3.00% due 02/01/2043	1,377,879	1,360,817
3.00% due 04/01/2043	478,922	472,994

32

3.00% due 08/01/2043	1,649,822	1,630,590
3.50% due 11/01/2041	576,823	593,674
3.50% due 03/01/2042	243,070	250,171
3.50% due 08/01/2042	1,269,945	1,307,300
3.50% due 09/01/2043	192,654	198,398
3.75% due 03/27/2019	796,000	874,811
4.00% due 10/01/2043	1,212,301	1,286,038
4.00% due July 30 TBA	1,200,000	1,271,250
4.50% due 01/01/2039	33,812	36,603
4.50% due July 30 TBA	2,600,000	2,813,935
5.00% due July 30 TBA	2,000,000	2,213,750
5.50% due 01/01/2036	467,583	526,234
6.00% due 03/01/2040	40,550	45,548
6.25% due 07/15/2032	206,000	284,104
6.75% due 03/15/2031	100,000	143,490
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(1)	156,000	157,066
Series 2014-DN1, Class M2 2.35% due 02/25/2024(1)	336,000	347,329
Federal Home Loan Mtg. Corp., Structured Pass Through Certs.VRS
Series K701, Class X1
0.43% due 11/25/2017(3)(5)	2,353,914	20,190
Series K013, Class X1
0.81% due 01/25/2021(3)(5)	2,415,755	77,488
		40,209,719
Federal National Mtg. Assoc. — 8.7%
zero coupon due 10/09/2019	1,747,000	1,535,204
0.63% due 10/30/2014	1,505,000	1,507,762
1.63% due 10/26/2015	750,000	762,819
2.38% due 04/11/2016	1,245,000	1,290,320
2.50% due 04/01/2028	560,789	570,393
2.50% due August 15 TBA	2,800,000	2,837,625
3.00% due 10/01/2027	1,298,804	1,351,114
3.00% due 11/01/2027	343,533	357,288
3.00% due 03/01/2042	477,500	472,271
3.00% due 12/01/2042	233,192	230,638
3.00% due 05/01/2043	617,987	611,220
3.00% due July 30 TBA	10,900,000	10,920,589
3.50% due 09/01/2026	486,110	515,803
3.50% due 08/01/2027	127,994	135,812
3.50% due 10/01/2028	141,073	149,874
3.50% due 03/01/2042	600,286	618,885
3.50% due 06/01/2042	404,373	416,902
3.50% due 07/01/2042	87,510	89,244
3.50% due 08/01/2042	853,209	873,919
3.50% due 03/01/2043	312,501	322,184
3.50% due 08/01/2043	2,799,902	2,886,655
3.50% due July 15 TBA	600,000	635,906
3.50% due due August 15 TBA	700,000	740,031
3.50% due July 30 TBA	700,000	720,563
4.00% due 08/01/2026	672,689	720,709
4.00% due 06/01/2039	277,957	296,342
4.00% due 09/01/2040	287,280	305,312
4.00% due 10/01/2040	401,941	427,170
4.00% due 11/01/2040	531,600	564,967
4.00% due 03/01/2041	663,411	705,051
4.00% due 10/01/2041	401,689	427,179
4.00% due 10/01/2041	487,142	517,852
4.00% due 11/01/2041	518,852	551,781
4.00% due 10/01/2043	163,191	173,434
4.00% due 11/01/2043	635,232	675,104
4.00% due 12/01/2043	489,032	520,978
4.00% due July 15 TBA	1,200,000	1,273,875
4.00% due July 30 TBA	550,000	583,688
4.50% due 10/01/2024	93,353	99,153
4.50% due 05/01/2025	673,374	721,741
4.50% due 01/01/2039	31,911	34,574
4.50% due 06/01/2039	399,656	435,993
4.50% due 09/01/2039	282,295	305,983
4.50% due 05/01/2041	291,938	316,299
4.50% due 03/01/2042	807,140	875,797
4.50% due July 30 TBA	27,321,000	29,587,796
5.00% due 03/15/2016	55,000	59,290
5.00% due 05/01/2040	682,822	761,737
5.00% due 06/01/2040	243,114	270,209
5.00% due 07/01/2040	1,254,369	1,394,158
5.00% due July 30 TBA	800,000	888,375
5.50% due 12/01/2029	105,196	118,111
5.50% due 08/01/2034	136,196	153,141
5.50% due 08/01/2037	405,618	454,800
5.50% due 06/01/2038	273,599	308,103
5.50% due July 30 TBA	1,900,000	2,127,173
6.00% due 11/01/2037	444,904	501,135
6.00% due 11/01/2038	31,826	35,842
6.00% due 06/01/2040	266,861	300,288
6.50% due 10/01/2037	3,442	3,881
6.63% due 11/15/2030	871,000	1,236,941
7.25% due 05/15/2030	2,260,000	3,333,751
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C02, Class 2M1
1.10% due 05/25/2024(1)	140,619	140,642
Series 2014-C01, Class M1
1.75% due 01/25/2024(1)	165,541	168,371
Series 2013-C01, Class M1
2.15% due 10/25/2023(1)	384,574	394,750
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	845,972	833,320
		84,157,817
Government National Mtg. Assoc. — 1.9%
4.00% due 03/15/2039	263,071	281,457
4.00% due 04/15/2039	25,074	26,826
4.00% due 05/15/2039	78,716	84,217
4.00% due 08/15/2039	28,464	30,453
4.00% due 10/15/2039	89,616	95,880

33

4.00% due 03/15/2040	90,240	96,547
4.00% due 09/15/2040	98,978	105,896
4.00% due 10/15/2040	61,757	66,073
4.00% due 12/15/2040	33,173	35,492
4.00% due 01/15/2041	37,118	39,713
4.00% due 02/15/2041	28,779	30,790
4.00% due 06/15/2041	277,190	296,792
4.00% due 07/15/2041	103,635	110,878
4.00% due 08/15/2041	825,894	883,615
4.00% due 09/15/2041	186,345	199,370
4.00% due 10/15/2041	307,739	329,247
4.00% due 11/15/2041	379,679	406,216
4.00% due 12/15/2041	370,654	396,558
4.00% due 01/15/2042	92,907	99,401
4.00% due 02/15/2042	27,671	29,605
4.00% due 03/15/2042	172,347	184,392
4.00% due 04/15/2042	16,047	17,169
4.00% due 03/20/2044	495,459	531,124
4.50% due 04/15/2018	31,806	33,404
4.50% due 05/15/2018	226,659	237,864
4.50% due 08/15/2018	12,692	13,361
4.50% due 09/15/2018	110,638	116,403
4.50% due 10/15/2018	413,547	435,446
4.50% due 09/15/2033	135,536	148,959
4.50% due 03/15/2039	224,001	244,219
4.50% due 05/15/2039	148,144	161,513
4.50% due 07/15/2039	82,327	89,758
4.50% due 10/15/2039	301,388	328,860
4.50% due 11/15/2039	10,503	11,481
4.50% due 01/15/2040	106,136	116,021
4.50% due 02/15/2040	160,715	176,242
4.50% due 03/15/2040	120,462	131,645
4.50% due 04/15/2040	6,175	6,749
4.50% due 05/15/2040	263,273	287,745
4.50% due 06/15/2040	269,874	295,010
4.50% due 07/15/2040	72,547	79,304
4.50% due 09/15/2040	232,866	253,883
4.50% due 03/15/2041	215,594	235,649
4.50% due 04/15/2041	79,980	87,268
4.50% due 05/15/2041	266,815	291,404
4.50% due 06/15/2041	317,329	346,835
4.50% due 07/15/2041	261,383	285,650
4.50% due 08/15/2041	377,720	412,164
5.00% due 06/15/2033	5,672	6,294
5.00% due 08/15/2033	40,591	45,045
5.00% due 09/15/2033	65,774	72,958
5.00% due 10/15/2033	39,694	44,048
5.00% due 11/15/2033	7,120	7,937
5.00% due 06/15/2034	149,532	165,932
5.00% due 05/15/2035	5,501	6,087
5.00% due 09/15/2035	5,970	6,611
5.00% due 11/15/2035	179,023	197,549
5.00% due 02/15/2036	114,414	126,639
5.00% due 02/20/2036	334,178	370,048
5.00% due 03/15/2036	74,253	81,655
5.00% due 05/15/2036	158,559	174,439
5.00% due 06/15/2036	64,807	71,234
5.00% due 08/15/2036	6,682	7,348
5.00% due 07/15/2038	431,281	474,077
5.00% due 08/15/2038	1,628,960	1,790,739
5.50% due 02/15/2032	5,297	5,921
5.50% due 03/15/2032	9,578	10,753
5.50% due 12/15/2032	8,020	9,003
5.50% due 01/15/2033	5,317	5,985
5.50% due 02/15/2033	28,571	32,127
5.50% due 03/15/2033	117,984	131,945
5.50% due 04/15/2033	388,881	438,104
5.50% due 05/15/2033	1,018	1,078
5.50% due 06/15/2033	586,733	660,452
5.50% due 07/15/2033	611,674	689,225
5.50% due 08/15/2033	89,733	101,114
5.50% due 09/15/2033	14,408	16,330
5.50% due 11/15/2033	90,688	101,843
5.50% due 12/15/2033	3,949	4,414
5.50% due 01/15/2034	179,865	202,504
5.50% due 02/15/2034	82,541	92,305
6.00% due 04/15/2028	206,188	237,027
6.00% due 01/15/2029	32,052	36,031
6.00% due 03/15/2029	26,020	29,250
6.00% due 11/15/2031	13,471	15,152
6.00% due 12/15/2031	28,549	32,519
6.00% due 04/15/2032	26,987	31,204
6.00% due 09/15/2032	23,047	26,642
6.00% due 10/15/2032	112,124	129,615
6.00% due 11/15/2032	37,265	43,090
6.00% due 01/15/2033	5,722	6,614
6.00% due 02/15/2033	63,454	73,359
6.00% due 03/15/2033	21,001	24,275
6.00% due 09/15/2033	29,745	33,506
6.00% due 01/15/2034	195,083	219,439
6.00% due 03/15/2034	32,459	36,511
6.00% due 05/15/2034	12,830	14,430
6.00% due 07/15/2034	22,834	26,373
6.00% due 08/15/2034	198,619	229,398
6.00% due 09/15/2034	18,384	20,936
6.00% due 11/15/2034	184,041	211,364
6.00% due 03/15/2035	58,344	65,622
6.00% due 08/15/2035	160,816	183,040
6.00% due 01/15/2036	63,162	71,019
6.00% due 02/15/2036	56,734	64,081
6.00% due 04/15/2036	141,239	160,660
6.00% due 05/15/2036	58,019	66,330
6.00% due 06/15/2036	197,605	226,355
6.00% due 07/15/2036	42,970	49,489
6.00% due 08/15/2036	139,819	158,024
6.00% due 09/15/2036	112,834	126,871
6.00% due 10/15/2036	259,609	295,368
6.00% due 11/15/2036	119,453	134,314
6.00% due 12/15/2036	22,183	25,516
6.50% due 09/15/2028	7,356	8,358
6.50% due 09/15/2031	13,140	14,969
6.50% due 10/15/2031	8,539	9,702
6.50% due 11/15/2031	2,711	3,094
6.50% due 12/15/2031	6,969	7,952
7.50% due 09/15/2030	23,166	23,976
		18,527,766

34

Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	105,000	105,847
Total U.S. Government Agencies (cost $149,356,522)		151,805,955

U.S. GOVERNMENT TREASURIES — 38.9%
United States Treasury Bonds — 6.3%
2.75% due 08/15/2042	4,207,000	3,762,636
2.75% due 11/15/2042	1,972,000	1,760,318
2.88% due 05/15/2043	5,218,000	4,767,947
3.13% due 11/15/2041	548,000	531,046
3.13% due 02/15/2042	547,000	529,223
3.13% due 02/15/2043	1,770,000	1,703,901
3.38% due 05/15/2044	869,000	874,839
3.50% due 02/15/2039	1,328,000	1,385,686
3.63% due 08/15/2043	3,158,000	3,335,637
3.63% due 02/15/2044	8,626,000	9,103,121
3.75% due 08/15/2041	427,000	463,829
3.88% due 08/15/2040	1,577,000	1,749,484
4.25% due 05/15/2039	67,000	78,673
4.25% due 11/15/2040	1,100,000	1,295,422
4.38% due 02/15/2038	1,183,000	1,412,391
4.38% due 11/15/2039	1,271,000	1,522,022
4.38% due 05/15/2040	953,000	1,142,856
4.50% due 02/15/2036	1,034,000	1,255,825
4.50% due 05/15/2038	49,000	59,581
4.63% due 02/15/2040	1,187,000	1,476,146
4.75% due 02/15/2041	1,123,000	1,426,912
5.25% due 11/15/2028	252,000	322,796
5.38% due 02/15/2031	500,000	656,484
6.13% due 11/15/2027	544,000	747,065
6.25% due 08/15/2023	1,613,000	2,127,647
6.38% due 08/15/2027	1,217,000	1,702,469
6.75% due 08/15/2026	377,000	536,518
7.88% due 02/15/2021	1,267,000	1,732,227
8.13% due 08/15/2019	39,000	51,480
8.13% due 05/15/2021	13,000	18,097
8.75% due 05/15/2017	1,725,000	2,113,663
8.75% due 05/15/2020	1,035,000	1,436,709
8.75% due 08/15/2020	1,389,000	1,942,104
9.00% due 11/15/2018	3,770,000	4,992,012
9.13% due 05/15/2018	32,000	41,618
United States Treasury Bonds TIPS 1.38% due 02/15/2044(10)	2,786,881	3,065,135
		61,123,519
United States Treasury Notes — 32.6%
0.25% due 05/31/2015	1,408,000	1,409,760
0.25% due 10/31/2015	143,000	143,123
0.38% due 03/15/2015	5,270,000	5,280,703
0.38% due 04/15/2015	3,979,000	3,987,706
0.38% due 06/15/2015	10,587,000	10,610,990
0.38% due 01/31/2016	5,371,000	5,378,761
0.38% due 03/15/2016	1,813,000	1,813,992
0.63% due 05/31/2017	193,000	191,718
0.63% due 08/31/2017	12,809,000	12,668,895
0.63% due 11/30/2017	3,955,000	3,894,441
0.63% due 04/30/2018	2,441,000	2,383,407
0.75% due 06/30/2017	10,430,000	10,387,633
0.75% due 12/31/2017	50,000	49,367
0.88% due 11/30/2016	10,404,000	10,468,214
0.88% due 01/31/2017	10,928,000	10,976,662
0.88% due 02/28/2017	4,356,000	4,371,995
0.88% due 07/31/2019	4,664,000	4,484,725
1.00% due 08/31/2016	13,077,000	13,211,850
1.00% due 09/30/2016	10,153,000	10,251,362
1.00% due 10/31/2016	7,870,000	7,943,781
1.00% due 03/31/2017	7,171,000	7,213,581
1.13% due 12/31/2019	1,985,000	1,917,851
1.25% due 08/31/2015	1,641,000	1,662,025
1.25% due 09/30/2015	1,716,000	1,739,060
1.25% due 10/31/2015	7,703,000	7,811,320
1.25% due 11/30/2018	5,276,000	5,228,189
1.25% due 02/29/2020	7,778,000	7,542,233
1.38% due 11/30/2015	1,100,000	1,117,789
1.38% due 07/31/2018	1,916,000	1,918,395
1.38% due 09/30/2018	7,787,000	7,777,266
1.38% due 05/31/2020	4,553,000	4,426,012
1.50% due 08/31/2018	4,423,000	4,446,150
1.63% due 08/15/2022	3,314,000	3,146,229
1.63% due 11/15/2022	7,027,000	6,641,063
1.75% due 07/31/2015	2,604,000	2,648,961
1.75% due 05/15/2022	5,388,000	5,186,370
1.75% due 05/15/2023	8,848,000	8,380,719
1.88% due 08/31/2017	3,079,000	3,166,317
1.88% due 10/31/2017	984,000	1,011,290
2.00% due 01/31/2016	2,932,000	3,011,369
2.00% due 05/31/2021	3,075,000	3,051,938
2.00% due 11/15/2021	4,434,000	4,378,575
2.00% due 02/15/2022	1,160,000	1,141,966
2.00% due 02/15/2023	2,884,000	2,800,185
2.13% due 12/31/2015	1,000,000	1,027,891
2.13% due 08/15/2021	7,667,000	7,662,208
2.38% due 08/31/2014	179,000	179,678
2.38% due 02/28/2015	5,244,000	5,323,274
2.38% due 05/31/2018	4,163,000	4,339,928
2.50% due 04/30/2015	4,599,000	4,690,801
2.50% due 08/15/2023	4,156,000	4,180,678
2.50% due 05/15/2024	1,878,000	1,875,360
2.63% due 04/30/2016	4,372,000	4,550,806
2.63% due 08/15/2020	922,000	959,456
2.63% due 11/15/2020	2,646,000	2,748,533
2.75% due 12/31/2017	318,000	336,012
2.75% due 02/15/2019	1,649,000	1,740,081
3.13% due 05/15/2019	2,092,000	2,243,507
3.13% due 05/15/2021	7,000	7,473
3.38% due 11/15/2019	816,000	886,635
3.50% due 05/15/2020	699,000	764,258
3.63% due 08/15/2019	19,000	20,859
3.63% due 02/15/2020	3,814,000	4,195,103
3.63% due 02/15/2021	3,869,000	4,258,318
3.88% due 05/15/2018	21,000	23,103
4.00% due 02/15/2015	4,227,000	4,329,868
4.00% due 08/15/2018	29,000	32,136
4.25% due 08/15/2015	831,000	869,076
4.25% due 11/15/2017	69,000	76,331
4.50% due 05/15/2017	30,000	33,129

35

United States Treasury Notes FRS 0.07% due 01/31/2016	699,000	698,989
United States Treasury Notes TIPS
0.13% due 04/15/2018(10)	14,124,686	14,590,363
0.13% due 04/15/2019(10)	16,034,494	16,510,526
0.63% due 01/15/2024(10)	10,159,200	10,527,471
		316,955,789
Total U.S. Government Treasuries (cost $373,115,823)		378,079,308

MUNICIPAL BONDS & NOTES — 0.4%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	437,772
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	177,340
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	257,164
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	164,598
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	180,231
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	35,939
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	265,676
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	194,476
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	205,727
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	183,360
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	126,379
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	563,745
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	405,691
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	120,566
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	588,470
Total Municipal Bonds & Notes (cost $3,431,048)		3,907,134

LOANS(14)(15)(16) — 2.0%
Advertising Sales — 0.0%
Advantage Sales & Marketing, Inc. FRS 1st Lein 4.25% due 12/18/2017	139,295	139,382
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS Tranche D 3.75% due 06/04/2021	100,000	99,450
Airlines — 0.1%
American Airlines, Inc. FRS BTL-B 3.75% due 06/27/2019	585,564	586,714
Alternative Waste Technology — 0.0%
Darling International, Inc. FRS BTL-B 3.25% due 01/06/2016	254,363	254,045
Applications Software — 0.0%
Verint Systems, Inc. FRS Tranche B 3.50% due 09/06/2019	130,729	130,565
Athletic Equipment — 0.0%
Bauer Performance Sports, Ltd. FRS 1st Lien 4.00% due 04/15/2021	73,435	73,504
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC FRS Tranche B 3.25% due 12/31/2018	224,438	223,689
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA LLC FRS BTL 4.00% due 04/23/2020	119,700	119,924
Cable/Satellite TV — 0.0%
Numericable US LLC FRS BTL 4.50% due 05/21/2020	58,977	59,299
Numericable US LLC FRS BTL-2 4.50% due 05/21/2020	51,023	51,302
		110,601
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B5 4.53% due 01/28/2018	137,000	126,363

36

Caesars Entertainment Operating Co., Inc. FRS BTL-B4 9.50% due 10/31/2016	134,297	134,591
Caesars Growth Properties Holdings LLC FRS 1st Lien 1.00% due 05/05/2015	100,000	99,500
MGM Resorts International FRS 1st Lien 3.50% due 12/20/2019	248,111	247,305
		607,759
Cellular Telecom — 0.0%
Crown Castle Operating Co. FRS Tranche B2 3.00% due 01/31/2021	194,025	193,904
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	169,220	168,903
		362,807
Chemicals-Specialty — 0.0%
Minerals Technology, Inc. FRS BTL-B 4.00% due 05/07/2021	145,000	145,665
W.R. Grace & Co. FRS Delayed Draw —% due 02/03/2021(6)	31,250	31,140
W.R. Grace & Co. FRS BTL 3.00% due 05/16/2099	89,775	89,461
		266,266
Coal — 0.1%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	248,106	243,454
Sandy Creek Energy Associates LP FRS BTL-B1 5.00% due 11/09/2020	366,540	368,922
		612,376
Commercial Services — 0.1%
Brand Energy & Infrastructure Services FRS BTL-B 4.75% due 11/26/2020	189,050	189,785
Brickman Group Holdings, Inc. FRS 1st Lien 4.00% due 12/18/2020	199,000	196,886
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	447,722	446,871
ServiceMaster Co. LLC FRS Tranche B 6.50% due 01/31/2017	446,582	446,527
		1,280,069
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS 1st Lien 4.75% due 05/02/2021	100,000	100,750
Transunion LLC FRS BTL-B 4.00% due 04/09/2021	139,291	139,221
		239,971
Consulting Services — 0.1%
Sedgwick, Inc. FRS 1st Lien 3.75% due 03/01/2021	269,325	265,251
Sedgwick, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	124,336
		389,587
Containers-Metal/Glass — 0.0%
Ardagh Packaging FRS Tranche B 4.25% due 12/17/2019	124,375	124,453
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	635,392	633,009
Data Processing/Management — 0.0%
First Data Corp. FRS BTL 4.15% due 03/23/2018	250,000	250,266
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	140,000	140,933
Dialysis Centers — 0.0%
Davita Healthcare Partners, Inc. FRS Tranche B 3.50% due 06/24/2021	110,000	110,511
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	180,000	179,719
FMG Resources August 2006 Pty, Ltd. FRS BTL 3.75% due 06/30/2019	694,750	695,136
		874,855
Electric-Generation — 0.0%
EFS Cogen Holdings I LLP FRS BTL-B1 3.75% due 12/17/2020	101,048	101,217
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS Delayed Draw DIP 1.50% due 05/05/2016(6)(19)	119,802	120,139
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(19)	155,198	155,877
		276,016
Electronic Components-Semiconductors — 0.1%
Avago Technologies, Ltd. FRS BTL-B 3.75% due 05/06/2021	200,000	200,641
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 02/28/2020	248,125	248,125
		448,766
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS Tranche B 3.25% due 10/12/2020	211,875	212,329
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.50% due 11/20/2020	114,425	115,140

37

Finance-Other Services — 0.1%
Sam Finance Lux S.A.R.L. FRS BTL-B 4.25% due 12/17/2020	587,050	588,762
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS Tranche B 4.50% due 11/01/2018	212,492	212,543
Hotel/Motels — 0.0%
La Quinta Intermediate Holding FRS BTL-B 4.00% due 04/14/2021	134,667	134,751
Independent Power Producers — 0.0%
Calpine Corp. FRS Delayed Draw 4.00% due 10/31/2020	129,350	129,620
NRG Energy, Inc. FRS BTL 2.75% due 07/01/2018	248,116	247,426
		377,046
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL 4.25% due 10/02/2020	349,125	349,489
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS Tranche B2 4.25% due 07/08/2020	322,556	322,326
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	125,000	129,531
		451,857
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B1 4.00% due 07/02/2019	496,207	496,594
Investment Management/Advisor Services — 0.1%
Nuveen Investments, Inc. FRS 1st Lien 4.15% due 05/13/2017	350,000	350,340
Nuveen Investments, Inc. FRS 2nd Lien 6.50% due 02/28/2019	250,000	252,098
		602,438
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL-1 4.25% due 07/30/2020	248,125	247,998
Pro Mach, Inc. FRS BTL 4.50% due 07/06/2017	121,366	121,670
RBS Global, Inc. FRS BTL-B1 4.00% due 08/21/2020	347,375	346,844
		716,512
Medical Labs & Testing Services — 0.0%
American Renal Holdings Co., Inc. FRS 1st Lien 4.50% due 08/20/2019	198,992	198,827
Medical-Biomedical/Gene — 0.0%
Medpace, Inc. FRS BTL-B 5.00% due 04/01/2021	100,000	100,083
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS Tranche B-1 4.50% due 09/23/2020	213,388	211,876
Salix Pharmaceuticals, Ltd. FRS BTL 4.25% due 01/20/2020	238,875	240,539
		452,415
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS Tranche D 4.25% due 01/27/2021	104,475	105,095
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	99,251	99,748
Crosby US Aquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	542,275	540,468
		640,216
Oil & Gas Drilling — 0.0%
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	219,400	217,816
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS Tranche B 4.25% due 11/12/2020	119,400	120,034
Paper & Related Products — 0.0%
Exopack Holdings SA FRS BTL-B 5.25% due 05/08/2019	149,250	151,489
Pipelines — 0.0%
Energy Transfer Equity LP FRS Tranche B 3.25% due 12/02/2019	280,500	277,440
Publishing-Newspapers — 0.1%
Tribune Co. FRS BTL 4.00% due 12/27/2020	671,625	671,961

38

Recreational Centers — 0.0%
24 Hour Fitness Worldwide, Inc. FRS BTL 4.75% due 05/28/2021	150,000	150,813
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	189,050	174,871
325,684
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/09/2021	185,000	184,940
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B 4.00% due 01/28/2020	100,000	99,958
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL-B 4.25% due 10/01/2019	208,360	208,717
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	626,850	627,474
Rubber/Plastic Products — 0.0%
Gates Global, Inc. FRS BTL-B 4.25% due 07/05/2021	180,000	179,381
Satellite Telecom — 0.1%
Intelsat Jackson Holdings, Ltd. FRS Tranche B2 3.75% due 06/30/2019	532,591	533,256
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS Tranche D 3.25% due 01/11/2020	188,575	187,455
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS BTL-B1 5.00% due 11/27/2020	412,925	413,338
Steel-Specialty — 0.0%
Signode Industrial Group BTL-B 4.00% due 05/01/2021	145,000	144,396
Telecom Services — 0.0%
Ziggo NV FRS BTL-B1 3.25% due 01/15/2022	129,425	127,784
Ziggo NV FRS BTL-B2 3.25% due 01/15/2022	83,404	82,346
Ziggo NV FRS BTL-B3 3.25% due 01/15/2022(20)	137,171	135,432
345,562
Telecommunication Equipment — 0.0%
Alcatel-Lucent USA, Inc. FRS BTL-C 4.50% due 01/30/2019	248,111	248,189
Television — 0.1%
ION Media Networks, Inc. FRS BTL 5.00% due 12/18/2020	144,275	144,455
Univision Communications, Inc. FRS Tranche C 4.00% due 03/01/2020	248,125	247,815
392,270
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL 4.50% due 08/09/2019	126,750	127,912
Total Loans (cost $19,624,288)	19,668,104

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000	160,343
Province of British Columbia Senior Notes 2.85% due 06/15/2015	194,000	198,831
359,174
Sovereign — 0.2%
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	118,000	126,850
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000	181,435
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	295,000	291,313
Russian Federation Bonds 8.15% due 02/03/2027	RUB	15,675,000	453,894
United Mexican States Senior Notes 3.50% due 01/21/2021	310,000	321,935
United Mexican States Senior Notes 4.75% due 03/08/2044	174,000	177,480
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	140,052
United Mexican States Bonds 8.00% due 12/07/2023	MXN	5,102,100	459,454
2,152,413
Total Foreign Government Obligations (cost $2,414,727)	2,511,587

39

EXCHANGE-TRADED FUNDS — 0.6%
iShares Barclays 1-3 Year Treasury Bond Fund	22,468	1,899,894
iShares Barclays 3-7 Year Treasury Bond Fund	14,904	1,815,307
iShares Barclays 7-10 Year Treasury Bond Fund	8,115	840,552
iShares Barclays 10-20 Year Treasury Bond Fund	4,732	611,469
iShares Barclays 20+ Year Treasury Bond Fund	8,683	985,694
Total Exchange-Traded Funds (cost $6,011,289)		6,152,916

COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†	1,980	5,603
Television — 0.0%
ION Media Networks, Inc.†(2)(4)(9)(11)	22	9,592
Total Common Stocks (cost $0)		15,195

PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	7,781	171,726
Telecom Services — 0.1%
Qwest Corp. 6.13%	14,710	342,449
Total Preferred Securities (cost $562,239)		514,175

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.1%
Banco do Brasil SA FRS 9.00% due 06/18/2024*(8)	$606,000	597,667
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(8)	317,000	302,339
		900,006
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.23% due 06/01/2077	300,000	255,000
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(8)	208,000	206,866
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(8)	140,000	148,505
Wells Fargo Capital X 5.95% due 12/01/2086	84,000	85,680
		441,051
Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series V 5.13% due 06/19/2019(8)	694,000	691,400
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(8)	1,035,000	1,041,469
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(8)	276,000	285,142
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077	30,000	23,925
JP Morgan Chase & Co. FRS Series V 5.00% due 09/01/2014(8)	329,000	327,781
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(8)	366,000	374,120
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(8)	343,000	383,302
Societe Generale SA FRS 6.00% due 01/27/2020*(8)	732,000	721,020
		3,848,159
Diversified Financial Services — 0.0%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(8)	200,000	202,250
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000	139,744
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	230,000	231,725
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	178,637
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	189,000	211,208
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	370,000
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000	484,313
		854,313

40

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000	306,720
Total Preferred Securities/Capital Securities (cost $7,349,493)		7,568,819

OPTIONS - PURCHASED(17) — 0.0%
Call Options-Purchased	40,170,000	66,963
Put Options-Purchased	6,575,000	46,897
Total Options - Purchased (cost $228,435)		113,860
Total Long-Term Investment Securities (cost $961,595,687)		983,617,121

REPURCHASE AGREEMENTS — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount $1,274,000 collateralized by $1,290,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2018 and having an approximate value of $1,302,900.	$1,274,000	1,274,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount $11,167,000 collateralized by $12,165,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $11,390,369.	11,167,000	11,167,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	7,690,000	7,690,000
Barclays Capital PLC Joint Repurchase Agreement(12)	7,435,000	7,435,000
BNP Paribas SA Joint Repurchase Agreement(12)	4,955,000	4,955,000
Deutsche Bank AG Joint Repurchase Agreement(12)	6,840,000	6,840,000
UBS Securities LLC Joint Repurchase Agreement(12)	7,420,000	7,420,000
Total Repurchase Agreements (cost $46,781,000)		46,781,000
TOTAL INVESTMENTS (cost $1,008,376,687)(13)	105.9%	1,030,398,121
Liabilities in excess of other assets	(5.9)	(57,536,035)
NET ASSETS	100.0%	$972,862,086

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $98,787,619 representing 10.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Interest Only
(6)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding; see Note 5.
(7)	“Step-down” security where the rate decreases (“steps-down”) at a predetermined rate. Rate shown reflects the decreased rate.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $9,615 representing 0.0% of net assets.
(10)	Principal amount of security is adjusted for inflation.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Common Stock	03/05/2014	22	$—	$9,592	$436	0.00%

(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(17)	Options-Purchased

Options-Purchased
						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation
Issue	Month	Price	Amount	Paid	June 30, 2014	(Depreciation)

Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 0.71% versus the three month USD-LIBOR-BBA maturing on 09/02/2016	August 2014	$0.71	$12,800,000	$33,920	$18,711	$(15,209)

Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 0.73% versus the three month USD-LIBOR-BBA maturing on 09/02/2016	August 2014	0.73	18,205,000	51,429	31,726	(19,703)

Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 0.75% versus the three month USD-LIBOR-BBA maturing on 09/09/2016	September 2014	0.74	9,165,000	27,037	16,526	(10,511)

Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 05/01/2025	April 2015	3.50	6,575,000	116,049	46,897	(69,152)

				$228,435	$113,860	$(114,575)

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

(18)	Denominated in United States Dollars unless otherwise indicated.

(19)	Company has filed Chapter 11 bankruptcy protection.

(20)	As of June 30, 2014, the loan has not settled and as a result, the interest rate is estimated based on information available.

41

BTL — Bank Term Loan

DIP — Debtors in Possession Financing

FDIC — Federal Deposit Insurance Corporation

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS —Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the  original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	RUB	15,664,000	USD	446,057	09/17/2014	$—	$(7,364)
Net Unrealized Appreciation(Depreciation)						$—	$(7,364)

RUB — Russian Ruble

USD — United States Dollar

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
147	Short	90 Day Euro Dollar	December 2016	$35,991,280	$36,024,188	$(32,908)
115	Long	U.S. Treasury 2 YR Notes	September 2014	25,267,656	25,253,281	(14,375)
84	Long	U.S. Treasury 5 YR Notes	September 2014	10,016,919	10,034,718	17,799
777	Short	U.S. Treasury 10 YR Notes	September 2014	97,260,254	97,258,546	1,708
111	Long	U.S. Long Bonds	September 2014	15,298,922	15,227,813	(71,109)
11	Long	U.S. Ultra Bonds	September 2014	1,624,531	1,649,312	24,781
						$(74,104)

Centrally Cleared Credit Default Swaps on Credit Indicies-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2014(2)	Notional Amount(3)	Value at June 30, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Markit CDX North America High Yield Index	(5.000)%	06/20/2019	Goldman Sachs Corp.	0.3063%	$8,415,000	$(731,493)	$(649,930)	$(81,563)
Markit CDX North America Investment Grade Index	(1.000)	06/20/2019	Goldman Sachs Corp.	0.0625	21,795,000	(432,247)	(294,315)	(137,932)
						$(1,163,740)	$(944,245)	$(219,495)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities
Diversified Financial Services	$—	$106,423,557	$3,683,422	$110,106,979
U.S. Corporate Bonds & Notes
Gambling (Non-Hotel)	—	—	442	442
Recycling	—	—	3	3
Other Industries*	—	248,744,248	—	248,744,248
Foreign Corporate Bonds & Notes	—	54,428,396	—	54,428,396
U.S. Government Agencies
Federal National Mtg. Assoc.	—	84,157,817	—	84,157,817
Other Government Agencies*	—	67,648,138	—	67,648,138
U.S. Government Treasuries
United States Treasury Bonds	—	61,123,519	—	61,123,519
United States Treasury Notes	—	316,955,789	—	316,955,789
Municipal Bonds & Notes	—	3,907,134	—	3,907,134
Loans	—	19,668,104	—	19,668,104
Foreign Government Obligations	—	2,511,587	—	2,511,587
Exchange-Traded Funds	6,152,916	—	—	6,152,916
Common Stock
Insurance-Reinsurance	5,603	—	—	5,603
Television	—	—	9,592	9,592
Preferred Securities	514,175	—	—	514,175
Preferred Securities/Capital Securities	—	7,568,819	—	7,568,819
Options-Purchased	—	113,860	—	113,860
Repurchase Agreement	—	46,781,000	—	46,781,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	44,288	—	—	44,288
Total	$6,716,982	$1,020,031,968	$3,693,459	$1,030,442,409
LIABILITIES:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$7,364	$—	$7,364
Open Futures Contracts - Depreciation	118,392	—	—	118,392
Credit Default Swaps - Depreciation	—	219,495	—	219,495
Total	$118,392	$226,859	$—	$345,251

* Sum of all other industries and/or government agencies each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

42

SEASONS SERIES TRUST REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2014 —(unaudited)

Security Description	Shares/ Principal Amount(3)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 35.4%
Sovereign — 35.4%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	8,539,360	12,086,766
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	7,963,908	12,394,492
Bundesrepublik Deutschland Bundesobligation Bonds 0.75% due 04/15/2018	EUR	1,918,116	2,765,207
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,819,463	5,552,133
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	9,882,800	11,085,848
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,411,143	16,594,349
Government of France Bonds 1.00% due 07/25/2017	EUR	5,450,400	7,848,337
Government of France Bonds 1.10% due 07/25/2022	EUR	19,768,584	29,825,848
Government of France Bonds 2.25% due 07/25/2020	EUR	13,091,771	20,891,620
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,074,700	2,545,855
Government of Sweden Bonds 0.25% due 06/01/2022	SEK	29,592,289	4,455,772
Republic of France Bonds 1.30% due 07/25/2019	EUR	6,464,909	9,736,757
Republic of France Bonds 2.10% due 07/25/2023	EUR	6,577,101	10,770,577
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	3,612,211	6,393,173
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	8,974,368	16,690,641
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	9,354,930	19,203,704
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	7,353,393	14,834,427
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	6,259,398	13,681,989
Total Foreign Government Obligations (cost $207,284,133)			217,357,495
U.S. GOVERNMENT TREASURIES(1) — 53.9%
United States Treasury Notes — 53.9%
0.13% due 04/15/2016 TIPS	$23,250,368		$23,860,690
0.13% due 04/15/2017 TIPS	36,632,115		37,891,344
0.13% due 04/15/2018 TIPS	30,430,526		31,433,789
0.13% due 04/15/2019 TIPS	24,051,741		24,765,789
0.13% due 01/15/2022 TIPS	22,124,635		22,271,565
0.13% due 07/15/2022 TIPS	18,837,870		18,965,911
0.13% due 01/15/2023 TIPS	27,240,114		27,146,462
0.38% due 07/15/2023 TIPS	24,038,960		24,504,715
0.63% due 07/15/2021 TIPS	18,063,635		19,027,492
0.63% due 01/15/2024 TIPS	1,676,268		1,737,033
1.13% due 01/15/2021 TIPS	16,281,541		17,636,214
1.25% due 07/15/2020 TIPS	14,293,261		15,663,399
1.38% due 01/15/2020 TIPS	12,770,614		14,007,767
1.63% due 01/15/2018 TIPS	10,890,688		11,878,505
1.88% due 07/15/2015 TIPS	11,577,555		12,024,379
1.88% due 07/15/2019 TIPS	6,938,688		7,810,360
2.38% due 01/15/2017 TIPS	16,897,094		18,485,150
2.63% due 07/15/2017 TIPS	2,316,053		2,592,713
Total U.S. Government Treasuries (cost $330,455,343)			331,703,277
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(4)	765		67,825
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(2)(4)	25		0
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49		1,096
Total Common Stocks (cost $98,621)			68,921
WARRANTS†— 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(4)(5)	117		50,781
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(4)(5)	116		50,347
Total Warrants (cost $0)			101,128
Total Long-Term Investment Securities (cost $537,838,097)			549,230,821
REPURCHASE AGREEMENTS — 10.1%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$13,890,000		13,890,000

1

Barclays Capital PLC Joint Repurchase Agreement(6)	13,430,000	13,430,000
BNP Paribas SA Joint Repurchase Agreement(6)	8,955,000	8,955,000
Deutsche Bank AG Joint Repurchase Agreement(6)	12,355,000	12,355,000
UBS Securities LLC Joint Repurchase Agreement(6)	13,410,000	13,410,000
Total Repurchase Agreements (cost $62,040,000)		62,040,000
TOTAL INVESTMENTS (cost $599,878,097)(7)	99.4%	611,270,821
Other assets less liabilities	0.6	3,624,157
NET ASSETS	100.0%	$614,894,978

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $168,953 representing 0.0% of net assets.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Real Return portfolio held the following restricted securities:

2

						% of
	Acquisition		Acquisition		Value	Net
Name	Date	Shares	Cost	Value	Per Share	Assets

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)
Warrants	03/01/2011	117	$—	$50,781	$434	0.01%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	116	—	50,347	434	0.01
				101,128		0.02%

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— Pound Sterling
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,100,000	USD	1,495,483	09/17/2014	$—	$(10,905)
	SEK	80,000	USD	11,935	07/31/2014	—	(22)
						—	(10,927)
BNP Paribas SA	SEK	29,376,000	USD	4,382,172	09/17/2014	—	(6,403)

Citibank N.A.	EUR	76,493,000	USD	103,549,339	09/17/2014	—	(1,203,547)

JPMorgan Chase Bank N.A	GBP	41,881,000	USD	70,226,270	09/17/2014	—	(1,364,120)

Morgan Stanley & Co.	EUR	675,000	USD	924,261	07/31/2014	52	—

Royal Bank of Canada	CAD	17,791,000	USD	16,333,872	09/17/2014	—	(298,516)

UBS AG	USD	504,298	GBP	295,000	07/31/2014	171	—

Westpac Banking Corp.	AUD	17,534,000	USD	16,353,260	09/17/2014	—	(83,438)
	NZD	2,971,000	USD	2,520,106	09/17/2014	—	(62,088)
	USD	47,020	AUD	50,000	07/31/2014	10	—
						10	(145,526)
Net Unrealized Appreciation (Depreciation)						$233	$(3,029,039)

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro Dollar

GBP – Pound Sterling

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Obligations
Sovereign	$—	$217,357,495	$—	$217,357,495
U.S. Government Treasuries
United States Treasury Notes	—	331,703,277	—	331,703,277
Common Stock
Printing - Commercial	1,096	—	—	1,096
Other Industries*	—	—	67,825	67,825
Warrants	—	—	101,128	101,128
Repurchase Agreements	—	62,040,000	—	62,040,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	233	—	233
Total	$1,096	$611,101,005	$168,953	$611,271,054
LIABILITIES:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$3,029,039	$—	$3,029,039

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.7%
Asset-Backed Commercial Paper — 23.0%
Bedford Row Funding Corp. 0.15% due 07/01/2014*	$505,000	$505,000
Bedford Row Funding Corp. 0.18% due 07/01/2014*	250,000	250,000
Bedford Row Funding Corp. 0.20% due 10/27/2014*	250,000	249,853
Chariot Funding LLC 0.21% due 12/15/2014*	465,000	464,583
Collateralized Commercial Paper Co. LLC 0.25% due 09/10/2014	250,000	249,918
Collateralized Commercial Paper Co. LLC 0.25% due 12/01/2014	250,000	249,730
Collateralized Commercial Paper Co. LLC 0.26% due 08/18/2014	300,000	299,896
Gotham Funding Corp. 0.15% due 07/18/2014*	350,000	349,975
Gotham Funding Corp. 0.16% due 07/28/2014*	250,000	249,970
Jupiter Securitization Co. LLC 0.21% due 12/03/2014*	335,000	334,685
Kells Funding LLC 0.20% due 04/23/2015*	500,000	499,950
Kells Funding LLC 0.23% due 12/09/2014*	500,000	500,000
Kells Funding LLC 0.24% due 08/12/2014*	300,000	299,916
Manhattan Asset Funding Co. LLC 0.17% due 07/29/2014*	500,000	499,934
Old Line Funding LLC 0.22% due 10/09/2014*	560,000	559,815
Old Line Funding LLC 0.22% due 12/10/2014*	500,000	499,640
Regency Markets No. 1 LLC 0.12% due 07/03/2014*	268,000	267,998
Regency Markets No. 1 LLC 0.13% due 07/09/2014*	435,000	434,987
Regency Markets No. 1 LLC 0.14% due 07/25/2014*	280,000	279,974
Working Capital Management Co. 0.18% due 07/17/2014*	600,000	599,952
Total Asset-Backed Commercial Paper (cost $7,645,457)		7,645,776
Certificates of Deposit — 41.1%
Bank of Montreal Chicago 0.17% due 07/02/2014	845,000	845,000
Bank of Montreal Chicago 0.19% due 08/14/2014	300,000	300,000
Bank of Montreal Chicago 0.20% due 11/17/2014	350,000	350,042
Bank of Nova Scotia 0.22% due 12/23/2014	120,000	120,000
Bank of Nova Scotia 0.23% due 09/08/2014	200,000	200,028
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 09/08/2014	650,000	650,013
Citibank NA 0.17% due 08/20/2014	950,000	950,000
Credit Suisse NY 0.25% due 08/29/2014	500,000	500,000
Credit Suisse NY 0.25% due 09/16/2014	380,000	380,008
DNB Bank ASA NY 0.23% due 09/26/2014	365,000	365,055
DNB Bank ASA NY 0.23% due 10/02/2014	675,000	675,068
HSBC Americas, Inc. 0.21% due 11/05/2014	125,000	125,004
HSBC Americas, Inc. 0.22% due 10/08/2014	200,000	200,024
Mizuho Bank, Ltd. NY 0.20% due 07/16/2014	375,000	375,000
Mizuho Bank, Ltd. NY 0.20% due 07/29/2014	450,000	450,000
Mizuho Bank, Ltd. NY 0.21% due 09/10/2014	200,000	200,000
Natixis NY 0.22% due 08/12/2014	900,000	900,000
Nordea Bank Finland PLC NY 0.19% due 07/28/2014	215,000	215,003
Nordea Bank Finland PLC NY 0.21% due 10/10/2014	155,000	155,011
Nordea Bank Finland PLC NY 0.21% due 11/14/2014	190,000	190,015
Norinchukin Bank NY 0.10% due 07/03/2014	244,000	244,000
Rabobank Nederland NV NY 0.25% due 07/15/2014	200,000	200,000
Rabobank Nederland NV NY 0.25% due 07/21/2014	955,000	955,000
Skandinaviska Enskilda Banken NY 0.23% due 07/02/2014	300,000	300,000
Skandinaviska Enskilda Banken NY 0.23% due 07/03/2014	200,000	200,000
State Street Boston Corp. 0.20% due 12/15/2014	315,000	314,809
State Street Boston Corp. 0.21% due 12/17/2014	315,000	315,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 07/09/2014	500,000	500,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 07/25/2014	300,000	300,001
Sumitomo Mitsui Banking Corp. NY 0.25% due 11/13/2014	250,000	250,000
Svenska Handelsbanken NY 0.18% due 09/08/2014	600,000	599,934
Svenska Handelsbanken NY 0.22% due 09/11/2014	200,000	200,018
Toronto-Dominion Bank NY 0.25% due 08/12/2014	400,000	400,023
Wells Fargo Bank NA 0.21% due 08/12/2014	300,000	300,000
Wells Fargo Bank NA 0.21% due 09/03/2014	330,000	330,046
Wells Fargo Bank NA 0.21% due 12/01/2014	125,000	124,989
Total Certificates of Deposit (cost $13,679,027)		13,679,091
Commercial Paper — 11.9%
Coca-Cola Co. 0.16% due 07/15/2014*	300,000	299,981
Coca-Cola Co. 0.17% due 08/05/2014*	500,000	499,918

1

Coca-Cola Co. 0.20% due 07/22/2014*	300,000	299,965
General Electric Capital Corp. 0.19% due 07/28/2014	350,000	349,950
Prudential Funding LLC 0.06% due 07/01/2014	1,415,000	1,415,000
Westpac Securities NZ, Ltd. 0.20% due 11/13/2014*	1,100,000	1,099,242
Total Commercial Paper (cost $3,963,989)		3,964,056
Corporate Notes — 2.3%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	394,530	5,287
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	592,098	7,934
General Electric Capital Corp. FRS Series A Senior Notes 0.49% due 09/15/2014	141,000	141,002
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	75,000	75,739
General Electric Capital Corp. Series A Senior Notes 3.75% due 11/14/2014	390,000	395,066
General Electric Capital Corp. Series A Senior Notes 4.75% due 09/15/2014	155,000	156,421
Total Corporate Notes (cost $793,627)		781,449
U.S. Government Agencies — 17.5%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/2014 (cost $5,820,000)	5,820,000	5,820,000
U.S. Municipal Bonds & Notes — 3.9%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.03% due 10/01/2039(6)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.13% due 07/01/2037(6)	435,000	435,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.08% due 11/01/2035(6)	185,000	185,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(6)	115,000	115,000
State of Texas VRDN Series B General Obligation Bonds 0.10% due 06/01/2045(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.15% due 12/01/2024(6)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.05% due 08/15/2036(6)	280,000	280,000
Total U.S. Municipal Bonds & Notes (cost $1,315,000)		1,315,000
TOTAL INVESTMENTS (cost $33,217,100)(7)	99.7%	33,205,372
Other assets less liabilities	0.3	110,314
NET ASSETS	100.0%	$33,315,686

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $9,058,559 representing 27.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $13,221 representing 0.0% of net assets.
(2)	Security in default
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.

(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
LOC	— Letter of Credit
VRDN	— Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at June 30, 2014 and unless otherwise, the dates are the original maturity dates.

Industry Allocation
Banks-Foreign U.S. Branches	32.3%
U.S. Government Agency	17.5
Asset Backed Commercial Paper/Fully Supported	9.1
Asset Backed Commercial Paper/Auto	8.5
Banks-Domestic	7.9
Banks-Foreign	4.2
Insurance	4.2
Municipal	3.6
Diversified	3.4
Food & Beverage	3.3
Collaterized Commercial Paper—Loan Backed	3.0
Collaterized Commercial Paper—Repo Backed	2.3
Student Loan	0.4
99.7%

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$7,645,776	$—	$7,645,776
Certificates of Deposit	—	13,679,091	—	13,679,091
Commercial Paper	—	3,964,056	—	3,964,056
Corporate Notes	—	768,228	13,221	781,449
U.S. Government Agencies	—	5,820,000	—	5,820,000
U.S. Municipal Bonds & Notes	—	1,315,000	—	1,315,000
Total	$—	$33,192,151	$13,221	$33,205,372

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.1%
Aerospace/Defense — 4.0%
General Dynamics Corp.	58,782	$6,851,042
Agricultural Chemicals — 3.8%
Monsanto Co.	52,555	6,555,711
Airlines — 1.7%
Delta Air Lines, Inc.	72,723	2,815,834
Banks-Super Regional — 3.1%
US Bancorp	124,175	5,379,261
Cable/Satellite TV — 3.3%
Comcast Corp., Class A	104,538	5,611,600
Casino Hotels — 2.0%
MGM Resorts International†	130,971	3,457,634
Commercial Services-Finance — 2.9%
MasterCard, Inc., Class A	66,409	4,879,069
E-Commerce/Products — 2.4%
Amazon.com, Inc.†	12,769	4,147,116
E-Commerce/Services — 3.6%
Priceline Group, Inc.†	5,107	6,143,721
Electronic Components-Semiconductors — 2.7%
ARM Holdings PLC ADR	100,727	4,556,889
Finance-Credit Card — 3.7%
Visa, Inc., Class A	30,062	6,334,364
Finance-Other Services — 2.9%
Intercontinental Exchange, Inc.	25,873	4,887,410
Hotel/Motels — 3.4%
Starwood Hotels & Resorts Worldwide, Inc.	72,970	5,897,435
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	90,190	6,068,885
Medical Information Systems — 1.9%
athenahealth, Inc.†	26,238	3,283,161
Medical-Biomedical/Gene — 13.0%
Biogen Idec, Inc.†	22,885	7,215,869
Gilead Sciences, Inc.†	181,838	15,076,189
		22,292,058
Medical-Drugs — 5.3%
Roche Holding AG	14,719	4,390,139
Zoetis, Inc.	145,355	4,690,606
		9,080,745
Metal Processors & Fabrication — 3.6%
Precision Castparts Corp.	24,724	6,240,338
Multimedia — 3.0%
Twenty-First Century Fox, Inc., Class A	144,945	5,094,817
Real Estate Investment Trusts — 2.8%
Crown Castle International Corp.	65,480	4,862,545
Retail-Auto Parts — 2.7%
AutoZone, Inc.†	8,739	4,686,201
Transport-Rail — 8.7%
Canadian Pacific Railway, Ltd.	81,777	14,813,086
Web Portals/ISP — 9.1%
Google, Inc., Class A†	7,075	4,136,540
Google, Inc., Class C†	19,912	11,454,976
		15,591,516
Total Long-Term Investment Securities (cost $131,731,495)		159,530,438

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 2.4%
BNP Paribas Finance, Inc. 0.01% due 07/01/2014 (cost $4,100,000)	$4,100,000	4,100,000
REPURCHASE AGREEMENT — 4.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $7,483,000 collateralized by $8,160,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,640,396.

(cost $7,483,000)	7,483,000	7,483,000
TOTAL INVESTMENTS (cost $143,314,495)(1)	99.9%	171,113,438
Other assets less liabilities	0.1	134,799
NET ASSETS	100.0%	$171,248,237

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Medical-Biomedical/Gene	$22,292,058	$—	$—	$22,292,058
Medical-Drugs	9,080,745	—	—	9,080,745
Transport-Rail	14,813,086	—	—	14,813,086
Web Portals/ISP	15,591,516	—	—	15,591,516
Other Industries*	97,753,033	—	—	97,753,033
Short-Term Investment Securities:
Commercial Paper	—	4,100,000	—	4,100,000
Repurchase Agreement	—	7,483,000	—	7,483,000
Total	$159,530,438	$11,583,000	$—	$171,113,438

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,390,139 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.5%
Aerospace/Defense — 2.7%
Northrop Grumman Corp.	60,203	$7,202,085
Aerospace/Defense-Equipment — 2.6%
United Technologies Corp.	60,000	6,927,000
Applications Software — 2.5%
Microsoft Corp.	160,119	6,676,962
Banks-Fiduciary — 2.7%
Bank of New York Mellon Corp.	193,091	7,237,051
Banks-Super Regional — 9.3%
Capital One Financial Corp.	189,950	15,689,870
Wells Fargo & Co.	176,800	9,292,608
		24,982,478
Beverages-Non-alcoholic — 1.9%
Dr Pepper Snapple Group, Inc.	88,500	5,184,330
Cable/Satellite TV — 2.5%
DISH Network Corp., Class A†	103,400	6,729,272
Computers-Memory Devices — 2.5%
EMC Corp.	260,132	6,851,877
Cruise Lines — 3.9%
Carnival Corp.	277,456	10,446,218
Diversified Banking Institutions — 6.0%
Goldman Sachs Group, Inc.	42,249	7,074,172
JPMorgan Chase & Co.	154,951	8,928,277
		16,002,449
Diversified Manufacturing Operations — 4.1%
Siemens AG ADR	83,115	10,986,972
Food-Misc./Diversified — 2.6%
ConAgra Foods, Inc.	240,145	7,127,504
Insurance-Multi-line — 8.0%
Loews Corp.	250,000	11,002,500
MetLife, Inc.	191,143	10,619,905
		21,622,405
Insurance-Reinsurance — 4.1%
PartnerRe, Ltd.	100,623	10,989,038
Investment Management/Advisor Services — 2.1%
Invesco, Ltd.	148,479	5,605,082
Medical Instruments — 3.2%
Medtronic, Inc.	137,088	8,740,731
Medical-Drugs — 3.1%
Johnson & Johnson	80,000	8,369,600
Medical-HMO — 4.1%
UnitedHealth Group, Inc.	134,209	10,971,586
Networking Products — 2.9%
Cisco Systems, Inc.	314,553	7,816,642
Oil Companies-Integrated — 5.6%
BP PLC ADR	121,147	6,390,504
Exxon Mobil Corp.	85,000	8,557,800
		14,948,304
Oil-Field Services — 4.1%
Baker Hughes, Inc.	146,804	10,929,558
Retail-Auto Parts — 2.8%
AutoZone, Inc.†	14,000	7,507,360
Retail-Discount — 2.6%
Target Corp.	120,595	6,988,480
Retail-Regional Department Stores — 3.5%
Kohl’s Corp.	180,000	9,482,400
Security Services — 3.1%
ADT Corp.	242,202	8,462,538
Total Long-Term Investment Securities (cost $208,920,036)		248,787,922
REPURCHASE AGREEMENT — 7.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $20,404,000 and collateralized by $22,230,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $20,814,460 (cost $20,404,000).	$20,404,000	20,404,000
TOTAL INVESTMENTS (cost $229,324,036)(1)	100.1%	269,191,922
Liabilities in excess of other assets	(0.1)	(314,801)
NET ASSETS	100.0%	$268,877,121

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$24,982,478	$—	$—	$24,982,478
Diversified Banking Institutions	16,002,449	—	—	16,002,449
Insurance-Multi-line	21,622,405	—	—	21,622,405
Oil Companies-Integrated	14,948,304	—	—	14,948,304
Other Industries*	171,232,286	—	—	171,232,286
Repurchase Agreements	—	20,404,000	—	20,404,000
Total	$248,787,922	$20,404,000	$—	$269,191,922

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 100.2%
Domestic Equity Investment Companies — 66.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	230,836	$2,725,082
Seasons Series Trust Focus Value Portfolio, Class 3	125,454	2,121,182
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,404,663	19,749,946
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,486,113	24,981,897
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	233,999	3,957,253
Seasons Series Trust Mid Cap Value Portfolio, Class 3	619,312	13,071,411
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	175,516	3,649,665
Seasons Series Trust Small Cap Portfolio, Class 3†	706,057	9,762,871
Total Domestic Equity Investment Companies (cost $52,896,117)		80,019,307
Domestic Fixed Income Investment Companies — 10.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,876,209)	1,083,069	12,692,299
International Equity Investment Companies — 23.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $21,415,405)	3,033,382	28,466,117
TOTAL INVESTMENTS (cost $87,187,731)(1)	100.2%	121,177,723
Liabilities in excess of other assets	(0.2)	(240,317)
NET ASSETS	100.0%	$120,937,406

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long -Term Investment Securities:
Affliated Registered Invesment Companies:
Domestic Equity Investment Companies	$80,019,307	$—	$—	$80,019,307
Domestic Fixed Income Investment Companies	12,692,299	—	—	12,692,299
International Equity Investment Companies	28,466,117	—	—	28,466,117

Total	$121,177,723	$—	$—	$121,177,723

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 100.1%
Domestic Equity Investment Companies — 52.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	957,020	$11,297,900
Seasons Series Trust Focus Value Portfolio, Class 3	574,456	9,712,930
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,644,354	79,361,177
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,617,114	111,235,211
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	865,185	14,631,477
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,456,831	51,854,677
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,645,058	25,946,050
Seasons Series Trust Small Cap Portfolio, Class 3†	2,712,181	37,502,148
Total Domestic Equity Investment Companies (cost $215,841,253)		341,541,570
Domestic Fixed Income Investment Companies — 29.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	14,861,020	174,153,697
Seasons Series Trust Real Return Portfolio, Class 3	1,461,458	14,492,774
Total Domestic Fixed Income Investment Companies (cost $188,709,582)		188,646,471
International Equity Investment Companies — 18.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $83,884,717)	12,435,475	116,698,012
TOTAL INVESTMENTS (cost $488,435,552)(1)	100.1%	646,886,053
Liabilities in excess of other assets	(0.1)	(356,464)
NET ASSETS	100.0%	$646,529,589

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$341,541,570	$—	$—	$341,541,570
Domestic Fixed Income Investment Companies	188,646,471	—	—	188,646,471
International Equity Investment Companies	116,698,012	—	—	116,698,012
Total	$646,886,053	$—	$—	$646,886,053

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 44.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	499,856	$5,900,953
Seasons Series Trust Focus Value Portfolio, Class 3	349,867	5,915,578
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,245,265	45,629,316
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,889,706	65,386,854
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	293,184	4,958,151
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,210,340	25,545,834
Seasons Series Trust Small Cap Portfolio, Class 3†	1,500,018	20,741,208
		174,077,894
Domestic Fixed Income Investment Companies — 41.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,059,128	129,599,987
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,429,134	18,727,369
Seasons Series Trust Real Return Portfolio, Class 3	1,603,833	15,904,660
		164,232,016
International Equity Investment Companies — 14.0%
Seasons Series Trust International Equity Portfolio, Class 3	5,888,329	55,257,749
TOTAL INVESTMENTS (cost $312,703,176)(1)	100.1%	393,567,659
Liabilities in excess of other assets	(0.1)	(249,241)
NET ASSETS	100.0%	$393,318,418

#       See Note 3

†       Non-income producing security

(1)     See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$174,077,894	$—	$—	$174,077,894
Domestic Fixed Income Investment Companies	164,232,016	—	—	164,232,016
International Equity Investment Companies	55,257,749	—	—	55,257,749
Total	$393,567,659	$—	$—	$393,567,659

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 39.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	331,648	$3,915,198
Seasons Series Trust Focus Value Portfolio, Class 3	277,206	4,687,011
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,464,476	34,651,209
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,070,344	51,613,184
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	185,660	3,139,774
Seasons Series Trust Mid Cap Value Portfolio, Class 3	730,400	15,416,052
Seasons Series Trust Small Cap Portfolio, Class 3†	681,471	9,422,903
Total Domestic Equity Investment Companies (cost $79,117,506)		122,845,331
Domestic Fixed Income Investment Companies — 50.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,237,438	119,970,744
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,140,344	14,086,303
Seasons Series Trust Real Return Portfolio, Class 3	2,312,291	22,930,185
Total Domestic Fixed Income Investment Companies (cost $155,871,539)		156,987,232
International Equity Investment Companies — 10.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $24,923,674)	3,497,437	32,820,943

TOTAL INVESTMENTS (cost $259,912,719)(1)	100.0%	312,653,506
Liabilities in excess of other assets	0.0	(152,532)
NET ASSETS	100.0%	$312,500,974

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long -Term Investment Securities:
Affliated Registered Invesment Companies:
Domestic Equity Investment Companies	$122,845,331	$—	$—	$122,845,331
Domestic Fixed Income Investment Companies	156,987,232	—	—	156,987,232
International Equity Investment Companies	32,820,943	—	—	32,820,943

Total	$312,653,506	$—	$—	$312,653,506

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2014 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of June 30, 2014, each of the preceding Portfolios, except International Equity Portfolio, have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended June 30, 2014, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of June 30, 2014, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended June 30, 2014, the Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. As of June 30, 2014, the Diversified Fixed Income Portfolio had open options contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ended June 30, 2014 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Notional	Premiums
	Amounts	Received
Options outstanding as of March31, 2014	$7,355	$10,885
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	7,355	10,885
Options outstanding as of June 30, 2014	$—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.  Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty.  Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any.  Generally, the basis of the contracts is the premium received or paid.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis.  Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended June 30, 2014, the Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging) and enhance returns. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of June 30, 2014, the preceding Portfolio had open credit default swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed — rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of June 30, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended June 30, 2014, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of June 30, 2014, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default.  Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.  As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.  See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Portfolio of Investments.  The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2014, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$830	$—
Interest rate contracts
Futures contracts (variation margin)(2)(3)	2,000	2,520
Foreign Exchange Contracts(4)	634	1,728
	$3,464	$4,248

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and interest rate futures contracts was $227,903 and $3,686,763, respectively.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,425 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for foreign forward currency contracts was $333,584.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,490	$—
Interest rate contracts
Futures contracts (variation margin)(2)(3)	10,625	9,305
Foreign Exchange Contracts(4)	2,183	6,388
	$15,298	$15,693

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and interest rate futures contracts was $495,163 and $11,444,865, respectively.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $21,609 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for foreign forward currency contracts was $1,232,336.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$9,539	$9,994
Foreign Exchange Contracts(4)	2,378	7,043
	$11,917	$17,037

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for interest rate futures contracts was $15,476,396.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $27,829 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for foreign forward currency contracts was $1,354,994.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$9,398	$13,059
Foreign Exchange Contracts(4)	3,007	7,855
	$12,405	$20,914

(1)        The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for interest rate futures contracts was $15,815,505.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $26,444 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for foreign forward currency contracts was $1,556,790.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Unrealized appreciation (depreciation) on swaps contract(2)	$852	$13,012
Futures contracts (variation margin)(2)(5)	54,279	80,664
Call and put options purchased, at value(6)	—	—
Call and put options written, at value(7)	—	—
Interest rate contracts
Futures contracts (variation margin)(3)(5)	6,570	4,899
Foreign exchange contracts(4)	3,422	162,253

	$65,123	$260,828

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and total return swap contracts were $31,608,663 and $16,798,081, respectively.

(3)         The average value outstanding for interest rate futures contracts was $28,184,849.

(4)         The average notional amount outstanding for forward foreign currency contracts was $31,227,537.

(5)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $141,242 as reported in the Portfolio of Investments.

(6)         The average value outstanding for equity purchased options contracts was $138.

(7)         The average value outstanding for equity written option contracts was $64.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$1,100	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $1,029,867.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $11,830 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$600	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $877,800

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $6,080 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,680	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $827,550.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,713 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$7,370	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $1,161,053.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $6,547 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$5,810	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $3,489,943.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $89,816 as reported in the Portfolio of Investments.

International Equity Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$7,050	$—
Foreign exchange contracts(4)	—	—
	$7,050	$—

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $7,454,418.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $42,232 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for forward foreign currency contracts was $5,858.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(3)(4)	$44,188	$68,053
Call and put options purchased at value(5)	113,860	—
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(6)	—	219,495
Foreign exchange contracts(2)	—	7,364

	$158,048	$294,912

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average notional amount outstanding for forward foreign currency contracts was $428,406.

(3)         The average value outstanding for interest rate futures contracts was $171,609,828.

(4)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($74,104) as reported in the Portfolio of Investments.

(5)         The average notional amount outstanding for purchased options contracts was $203,542.

(6)         The average notional amount outstanding for credit default swap contracts was $29,004,192.

	Real Return Portfolio
	Asset Derivatives 2014	Liability Derivatives 2014
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$233	$3,029,039

(1)         The Portfolio’s derivative contracts held during the period ended June 30, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average notional amount outstanding for forward foreign currency contracts was $266,700,596.

Note 2. Repurchase Agreements

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.25%	$395,000
Multi-Managed Moderate Growth	0.92	1,425,000
Multi-Managed Income/Equity	0.70	1,090,000
Multi-Managed Income	0.50	775,000
Large Cap Value	1.30	2,015,000
Mid Cap Growth	0.63	980,000
Diversified Fixed Income	4.96	7,690,000
Real Return	8.95	13,890,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $155,185,000, a repurchase price of $155,185,216, and a maturity date of July 1, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.88%	06/30/2015	$155,408,000	$158,110,545

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.25%	$370,000
Multi-Managed Moderate Growth	0.91	1,365,000
Multi-Managed Income/Equity	0.70	1,050,000
Multi-Managed Income	0.49	740,000
Large Cap Value	1.29	1,940,000
Mid Cap Growth	0.62	935,000
Diversified Fixed Income	4.96	7,435,000
Real Return	8.96	13,430,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital PLC, dated June 30, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $149,965,000, a repurchase price of $149,965,292, and a maturity date of July 1, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	11/15/2020	$146,763,000	$152,909,434

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.25%	$245,000
Multi-Managed Moderate Growth	0.91	910,000
Multi-Managed Income/Equity	0.70	700,000
Multi-Managed Income	0.50	495,000
Large Cap Value	1.29	1,290,000
Mid Cap Growth	0.62	620,000
Diversified Fixed Income	4.96	4,955,000
Real Return	8.96	8,955,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 30, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $99,955,000, a repurchase price of $99,955,250, and a maturity date of July 1, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	07/31/2015	$99,633,700	$102,092,660

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.25%	$340,000
Multi-Managed Moderate Growth	0.91	1,255,000
Multi-Managed Income/Equity	0.70	965,000
Multi-Managed Income	0.49	680,000
Large Cap Value	1.29	1,785,000
Mid Cap Growth	0.62	860,000
Diversified Fixed Income	4.96	6,840,000
Real Return	8.96	12,355,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $137,955,000, a repurchase price of $137,955,153, and a maturity date of July 1, 2014.  The repurchase agreement collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.88%	11/30/2016	$139,901,000	$140,835,539

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.41%	$855,000
Large Cap Value	1.22	2,542,000
Mid Cap Growth	0.78	1,624,000
Mid Cap Value	0.86	1,793,000
Small Cap	0.37	769,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $208,355,000, a repurchase price of $208,355,000, and a maturity date of July 1, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	08/31/2018	$825,000	$833,250
U.S. Treasury Notes	2.13	01/31/2021	1,110,000	1,124,630
U.S. Treasury Notes	2.13	08/15/2021	42,555,000	42,852,332
U.S. Treasury Bonds	8.00	11/15/2021	885,000	1,248,127
U.S. Treasury Bonds	8.13	08/15/2021	20,405,000	29,207,595
U.S. Treasury Notes	1.50	02/28/2019	136,845,000	137,258,272

As of June 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.25%	$370,000
Multi-Managed Moderate Growth	0.91	1,365,000
Multi-Managed Income/Equity	0.70	1,045,000
Multi-Managed Income	0.49	740,000
Large Cap Value	1.29	1,935,000
Mid Cap Growth	0.62	930,000
Diversified Fixed Income	4.96	7,420,000
Real Return	8.96	13,410,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $149,705,000, a repurchase price of $149,705,208, and a maturity date of July 1, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	08/15/2021	$100,000,000	$100,650,000
U.S. Treasury Notes	1.75	10/31/2020	53,175,200	52,534,439

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2014, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases †	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at June 30, 2014

AIG Common Stock	$5,511	$—	$2,097,469	$123,816	$—	$—	$193,716	$2,415,001

Mid Cap Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases †	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at June 30, 2014

Allied World Assurance Co. Holdings AG	$123	$—	$19,090	$616	$21,567	$6,169	$(4,308)	$—

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases †	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at June 30, 2014

Allied World Assurance Co. Holdings AG	$569	$—	$91,736	$38,249	$4,899	$3,093	$6,982	$135,161

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$2,589,359	$62,374	$11,257	$3,638	$80,968	$2,725,082
Focus Value Portfolio, Class 3	—	—	2,137,535	—	82,369	40,541	25,475	2,121,182
Large Cap Growth Portfolio, Class 3	—	—	19,443,686	425,073	1,050,411	585,420	346,178	19,749,946
Large Cap Value Portfolio, Class 3	—	—	24,264,303	721,986	1,111,134	591,484	515,258	24,981,897
Mid Cap Growth Portfolio, Class 3	—	—	3,823,431	74,161	70,608	26,230	104,039	3,957,253
Mid Cap Value Portfolio, Class 3	—	—	13,015,118	—	567,092	198,342	425,043	13,071,411
Multi-Managed Growth Portfolio, Class 3	—	—	3,576,061	3,882	52,938	3,910	118,750	3,649,665
Small Cap Portfolio, Class 3	—	—	9,626,119	205,349	219,100	137,709	12,794	9,762,871
Diversified Fixed Income Portfolio, Class 3	—	—	12,411,849	240,109	187,954	(5,389)	233,684	12,692,299
International Equity Portfolio, Class 3	—	—	28,400,233	37,500	1,199,839	(204,469)	1,432,692	28,466,117
	$—	$—	$119,287,694	$1,770,434	$4,552,702	$1,377,416	$3,294,881	$121,177,723

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$10,960,565	$11,020	$23,772	$4,556	$345,531	$11,297,900
Focus Value Portfolio, Class 3	—	—	10,013,038	—	605,154	299,066	5,980	9,712,930
Large Cap Growth Portfolio, Class 3	—	—	81,115,934	45,901	5,581,483	2,990,199	790,626	79,361,177
Large Cap Value Portfolio, Class 3	—	—	111,193,013	1,950,000	6,903,996	2,324,474	2,671,720	111,235,211
Mid Cap Growth Portfolio, Class 3	—	—	14,366,634	8,614	221,341	86,395	391,175	14,631,477
Mid Cap Value Portfolio, Class 3	—	—	52,838,915	—	3,482,872	1,212,466	1,286,168	51,854,677
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	26,026,130	2,082	896,175	20,345	793,668	25,946,050
Small Cap Portfolio, Class 3	—	—	37,444,117	9,181	507,746	288,385	268,211	37,502,148
Diversified Fixed Income Portfolio, Class 3	—	—	174,460,016	714,355	4,202,578	141,330	3,040,574	174,153,697
Real Return Portfolio, Class 3	—	—	15,442,782	—	1,252,070	266,597	35,465	14,492,774
International Equity Portfolio, Class 3	—	—	118,883,971	—	7,265,246	1,373,909	3,705,378	116,698,012
	$—	$—	$652,745,115	$2,741,153	$30,942,433	$9,007,722	$13,334,496	$646,886,053

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$5,679,795	$74,914	$38,187	$7,225	$177,206	$5,900,953
Focus Value Portfolio, Class 3	—	—	6,064,342	—	334,534	165,414	20,356	5,915,578
Large Cap Growth Portfolio, Class 3	—	—	46,110,798	264,189	2,916,175	1,644,214	526,290	45,629,316
Large Cap Value Portfolio, Class 3	—	—	66,144,104	—	3,747,279	963,295	2,026,734	65,386,854
Mid Cap Growth Portfolio, Class 3	—	—	4,825,072	47,297	76,970	28,636	134,116	4,958,151
Mid Cap Value Portfolio, Class 3	—	—	24,999,508	704,465	1,351,282	460,926	732,217	25,545,834
Small Cap Portfolio, Class 3	—	—	20,033,220	398,932	9,485	5,980	312,561	20,741,208
Diversified Fixed Income Portfolio, Class 3	—	—	126,559,756	2,852,044	2,133,769	120,777	2,201,179	129,599,987
Multi-Managed Income/Equity, Class 3	—	—	18,688,495	6,033	501,181	3,218	530,804	18,727,369
Real Return Portfolio, Class 3	—	—	17,846,785	25,807	2,331,004	80,590	282,482	15,904,660
International Equity Portfolio, Class 3	—	—	56,141,753	—	3,287,704	1,313,090	1,090,610	55,257,749
	$—	$—	$393,093,628	$4,373,681	$16,727,570	$4,793,365	$8,034,555	$393,567,659

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$3,789,712	$73,515	$71,024	$13,093	$109,902	$3,915,198
Focus Value Portfolio, Class 3	—	—	4,847,472	29,674	337,974	113,694	34,145	4,687,011
Large Cap Growth Portfolio, Class 3	—	—	35,333,960	242,261	2,580,316	1,309,087	346,217	34,651,209
Large Cap Value Portfolio, Class 3	—	—	52,830,660	19,885	3,620,320	1,935,243	447,716	51,613,184
Mid Cap Growth Portfolio, Class 3	—	—	3,100,046	31,419	95,548	36,047	67,810	3,139,774
Mid Cap Value Portfolio, Class 3	—	—	14,415,276	1,343,516	1,031,563	336,544	352,279	15,416,052
Small Cap Portfolio, Class 3	—	—	8,905,436	493,313	129,168	42,903	110,419	9,422,903
Diversified Fixed Income Portfolio, Class 3	—	—	118,743,982	1,725,025	2,671,640	252,800	1,920,577	119,970,744
Multi-Managed Income Portfolio, Class 3	—	—	14,194,509	48,350	513,559	(1,771)	358,774	14,086,303
Real Return Portfolio, Class 3	—	—	24,413,258	123,699	2,106,946	60,786	439,388	22,930,185
International Equity Portfolio, Class 3	—	—	33,744,861	161,086	2,525,240	563,798	876,438	32,820,943
	$—	$—	$314,319,172	$4,291,743	$15,683,298	$4,662,224	$5,063,665	$312,653,506

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At June 30, 2014, each Managed Allocation Portfolio held less than 20% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 46% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At June 30, 2014, the following affiliates owned over 5% of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	18%
Focus Growth	Allocation Moderate Growth Portfolio	7%
International Equity	Allocation Moderate Growth Portfolio	19%
Large Cap Growth	Allocation Moderate Growth Portfolio	19%
Large Cap Value	Allocation Moderate Growth Portfolio	14%
Mid Cap Growth	Allocation Moderate Growth Portfolio	9%
Mid Cap Value	Allocation Moderate Growth Portfolio	15%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	18%
Small Cap	Allocation Moderate Growth Portfolio	16%
Diversified Fixed Income	Allocation Moderate Portfolio	13%
International Equity	Allocation Moderate Portfolio	9%
Large Cap Growth	Allocation Moderate Portfolio	11%
Large Cap Value	Allocation Moderate Portfolio	8%
Mid Cap Value	Allocation Moderate Portfolio	8%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	9%
Diversified Fixed Income	Allocation Balanced Portfolio	12%
International Equity	Allocation Balanced Portfolio	5%
Large Cap Growth	Allocation Balanced Portfolio	8%
Large Cap Value	Allocation Balanced Portfolio	7%
Multi-Managed Income	Allocation Balanced Portfolio	17%
Diversified Fixed Income	SunAmerica Series Trust - Dynamic Allocation Portfolio	42%
Focus Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	44%
Focus Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	46%
International Equity	SunAmerica Series Trust - Dynamic Allocation Portfolio	40%
Large Cap Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	19%
Large Cap Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	31%
Mid Cap Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	35%
Mid Cap Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	39%
Real Return	SunAmerica Series Trust - Dynamic Allocation Portfolio	18%
Small Cap	SunAmerica Series Trust - Dynamic Allocation Portfolio	33%
Stock	SunAmerica Series Trust - Dynamic Allocation Portfolio	66%
Diversified Fixed Income	SunAmerica Series Trust - Dynamic Strategy Portfolio	5%
Focus Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	33%
International Equity	SunAmerica Series Trust - Dynamic Strategy Portfolio	13%
Large Cap Growth	SunAmerica Series Trust - Dynamic Strategy Portfolio	20%
Large Cap Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	28%
Mid Cap Growth	SunAmerica Series Trust - Dynamic Strategy Portfolio	16%
Mid Cap Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	18%
Small Cap	SunAmerica Series Trust - Dynamic Strategy Portfolio	12%

Note 4. Federal Income Taxes

As of June 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$13,658,127	$(785,697)	$12,872,430	$65,568,422
Multi-Managed Moderate Growth	20,515,833	(1,296,990)	19,218,843	139,954,508
Multi-Managed Income/Equity	9,747,681	(615,484)	9,132,197	112,090,473
Multi-Managed Income	5,335,085	(362,537)	4,972,548	95,902,398
Asset Allocation: Diversified Growth	24,032,836	(2,484,129)	21,548,707	136,100,921
Stock	102,983,737	(699,585)	102,284,152	280,501,551
Large Cap Growth	93,032,519	(2,688,663)	90,343,856	327,499,355
Large Cap Value	161,066,344	(16,243,308)	144,823,036	653,179,065
Mid Cap Growth	45,770,650	(3,533,203)	42,237,447	135,389,091
Mid Cap Value	60,332,453	(2,205,436)	58,127,017	280,773,385
Small Cap	50,848,026	(3,535,472)	47,312,554	185,600,517
International Equity	96,459,043	(18,735,546)	77,723,497	531,043,948
Diversified Fixed Income	23,185,843	(2,288,425)	20,897,418	1,009,500,703
Real Return	14,448,809	(4,536,495)	9,912,314	601,358,507
Cash Management	797	(12,525)	(11,728)	33,217,100
Focus Growth	28,818,795	(1,645,713)	27,173,082	143,940,356
Focus Value	42,116,427	(2,314,437)	39,801,990	229,389,932
Allocation Growth	34,173,902	(11,032,600)	23,141,302	98,036,421
Allocation Moderate Growth	159,070,979	(26,388,988)	132,681,991	514,204,062
Allocation Moderate	81,095,255	(20,532,360)	60,562,895	333,004,764
Allocation Balanced	52,740,787	(8,331,878)	44,408,909	268,244,597

Note 5. Unfunded Loan Commitments

As of June 30, 2014, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

		Maturity	Principal
Borrower	Type	Date	Amount	Value
Texas Competitive Electric Holdings Co. LLCFRS	Delayed Draw-DIP	05/05/2016	$119,802	$120,139
W.R. Grace & Co. FRS	Delayed Draw	02/03/2021	31,250	31,140
				$151,279

ADDITIONAL INFORMATION

Additional information is available in the Seasons Series Trust Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy

John T. Genoy

President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy

President

Date: August 28, 2014

By:	/s/ Gregory R. Kingston

Gregory R. Kingston

Treasurer

Date: August 28, 2014